UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: July 31

Date of reporting period: January 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

January 31, 2013

Columbia Short-Term Cash Fund

Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the 1933 Act.

Not FDIC insured • No bank guarantee • May lose value

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Columbia Short-Term Cash Fund

Portfolio Overview	2
Understanding Your Fund's Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Important Information About This Report	17

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Short-Term Cash Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013)
Asset-Backed Commercial Paper	21.4
Asset-Backed Securities — Non-Agency(a)	2.2
Certificates of Deposit	12.2
Commercial Paper	32.0
Repurchase Agreements	3.1
Treasury Note Short-Term	3.1
U.S. Government & Agency Obligations	26.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Category comprised of short-term asset-backed securities.

Semiannual Report 2013
2

Columbia Short-Term Cash Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)				Fund's Annualized Expense Ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual		Hypothetical		Actual
1,000.00	1,000.00	1,000.80	1,025.21	0.00	*	0.00	*	0.00 *

Expenses paid during the period are equal to the annualized expense ratio indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

*Rounds to zero.

Semiannual Report 2013
3

Columbia Short-Term Cash Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Commercial Paper 21.4%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Bryant Park Funding LLC(a)(b) 02/11/13	0.170%	50,000,000	49,997,500
02/15/13	0.160%	50,000,000	49,996,695
02/25/13	0.170%	50,000,000	49,994,334
02/28/13	0.170%	15,747,000	15,744,992
Chariot Funding LLC(a)(b) 04/08/13	0.200%	7,000,000	6,997,433
FCAR Owner Trust Series I 02/05/13	0.190%	14,000,000	13,999,627
04/01/13	0.220%	45,000,000	44,983,775
Fairway Finance Co. LLC(a)(b) 02/11/13	0.180%	25,000,000	24,998,611
02/22/13	0.200%	30,000,000	29,996,325
02/26/13	0.160%	38,007,000	38,002,777
03/06/13	0.170%	23,844,000	23,840,284
03/19/13	0.210%	40,000,000	39,989,267
03/25/13	0.180%	40,136,000	40,125,565
Liberty Street Funding LLC(a)(b) 02/01/13	0.140%	44,100,000	44,100,000
Market Street Funding LLC(a)(b) 02/11/13	0.180%	20,000,000	19,998,889
02/22/13	0.190%	50,000,000	49,994,167
02/27/13	0.210%	40,000,000	39,993,933
03/21/13	0.210%	40,000,000	39,988,800
03/22/13	0.180%	40,000,000	39,990,200
MetLife Short Term Fund(a)(b) 02/13/13	0.150%	60,000,000	59,996,700
03/01/13	0.200%	30,600,000	30,595,240
04/11/13	0.190%	25,000,000	24,990,896
04/22/13	0.180%	30,000,000	29,988,000
05/02/13	0.170%	50,000,000	49,978,750
Old Line Funding LLC(a)(b) 02/13/13	0.190%	30,000,000	29,998,000
02/20/13	0.190%	50,000,000	49,994,722
04/01/13	0.200%	50,000,000	49,983,611
04/30/13	0.180%	50,000,000	49,978,000
Regency Markets No, 1 LLC(a) 02/14/13	0.190%	22,000,000	21,998,411
02/15/13	0.190%	90,000,000	89,993,000
02/20/13	0.180%	25,000,000	24,997,493
02/28/13	0.190%	20,300,000	20,297,107
Thunder Bay Funding LLC(a)(b) 02/01/13	0.200%	50,000,000	50,000,000
02/25/13	0.180%	25,000,000	24,997,000
03/15/13	0.200%	50,000,000	49,988,333
03/18/13	0.200%	36,859,000	36,849,785
04/10/13	0.190%	25,000,000	24,991,028
Total Asset-Backed Commercial Paper (Cost: $1,382,349,250)			1,382,349,250

Commercial Paper 32.0%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Banking 11.6%
ANZ National International Ltd.(a)(b) 02/06/13	0.190%	98,615,000	98,611,987
Australia & New Zealand Banking Group Ltd.(a)(b) 02/19/13	0.190%	50,000,000	49,995,000
02/21/13	0.190%	25,000,000	24,997,083
HSBC U.S.A, Inc. 02/06/13	0.210%	50,000,000	49,998,264
04/18/13	0.240%	23,000,000	22,988,347
04/25/13	0.240%	50,000,000	49,972,333
04/26/13	0.240%	30,000,000	29,983,200
04/29/13	0.240%	35,000,000	34,979,700
State Street Corp. 02/05/13	0.150%	50,000,000	49,998,945
04/02/13	0.180%	50,000,000	49,985,000
04/09/13	0.170%	38,000,000	37,987,977
04/24/13	0.170%	50,000,000	49,980,639
Wells Fargo & Co. 02/21/13	0.140%	50,000,000	49,996,111
02/26/13	0.140%	50,000,000	49,995,139
03/05/13	0.140%	50,000,000	49,993,778
03/13/13	0.140%	50,000,000	49,992,222
Total			749,455,725
Consumer Products 2.8%
Procter & Gamble Co. (The)(a) 04/16/13	0.120%	35,000,000	34,991,367
Procter & Gamble Co. (The)(a)(b) 02/07/13	0.140%	50,000,000	49,998,667
02/08/13	0.140%	50,000,000	49,998,444
02/12/13	0.150%	50,000,000	49,997,555
Total			184,986,033
Diversified Manufacturing 0.5%
General Electric Co. 03/08/13	0.120%	30,000,000	29,996,500
Integrated Energy 2.9%
Chevron Corp.(a) 02/04/13	0.050%	50,000,000	49,999,750
Chevron Corp.(a)(b) 02/08/13	0.080%	43,000,000	42,999,247
02/11/13	0.080%	43,000,000	42,998,925
02/12/13	0.080%	50,000,000	49,998,625
Total			185,996,547

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
4

Columbia Short-Term Cash Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Commercial Paper (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Life Insurance 2.4%
New York Life Capital Corp.(a) 02/19/13	0.140%	45,000,000	44,996,625
02/25/13	0.170%	30,000,000	29,996,600
03/11/13	0.170%	12,205,000	12,202,810
03/12/13	0.170%	20,000,000	19,996,317
03/20/13	0.170%	35,499,000	35,491,297
04/10/13	0.170%	16,500,000	16,494,702
Total			159,178,351
Non-Captive Diversified 1.5%
General Electric Capital Corp. 03/11/13	0.140%	50,000,000	49,992,611
03/14/13	0.140%	50,000,000	49,992,028
Total			99,984,639
Pharmaceuticals 10.3%
Eli Lilly & Co.(a) 02/12/13	0.080%	93,000,000	92,997,443
02/14/13	0.080%	42,000,000	41,998,635
Johnson & Johnson(a)(b) 03/08/13	0.070%	50,000,000	49,996,597
Merck & Co., Inc.(a) 02/08/13	0.080%	30,000,000	29,999,475
02/14/13	0.080%	100,000,000	99,996,750
03/18/13	0.080%	50,000,000	49,995,000
Roche Holdings, Inc.(a)(b) 03/12/13	0.120%	20,000,000	19,997,400
04/17/13	0.110%	60,000,000	59,985,833
04/19/13	0.120%	40,000,000	39,990,161
Sanofi Aventis(a)(b) 02/28/13	0.150%	80,000,000	79,990,625
03/28/13	0.160%	100,000,000	99,975,556
Total			664,923,475
Total Commercial Paper (Cost: $2,074,521,270)			2,074,521,270

Certificates of Deposit 12.2%

Australia & New Zealand Banking Group Ltd. 02/01/13	0.150%	30,000,000	30,000,000
BB&T Corp. 02/04/13	0.200%	50,000,000	50,000,000
Bank of Montreal 02/01/13	0.100%	210,000,000	210,000,000
Canadian Imperial Bank of Commerce 02/01/13	0.100%	100,000,000	100,000,000

Certificates of Deposit (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Royal Bank of Canada 02/01/13	0.125%	211,900,000	211,900,000
Toronto Dominion Bank 02/01/13	0.200%	50,000,000	50,000,000
03/04/13	0.180%	50,000,000	50,000,000
04/15/13	0.180%	40,000,000	40,000,000
05/01/13	0.190%	50,000,000	50,000,000
Total Certificates of Deposit (Cost: $791,900,000)			791,900,000

U.S. Government & Agency Obligations 26.0%

Federal Home Loan Banks 02/01/13	0.060%	159,700,000	159,700,000
02/06/13	0.080%	129,300,000	129,298,204
02/13/13	0.070%	167,566,000	167,561,757
02/15/13	0.100%	97,000,000	96,995,850
02/22/13	0.070%	100,000,000	99,995,917
02/27/13	0.110%	100,000,000	99,992,056
03/08/13	0.080%	207,600,000	207,584,582
03/11/13	0.070%	75,000,000	74,994,458
03/13/13	0.080%	189,150,000	189,132,136
03/15/13	0.070%	133,000,000	132,988,679
03/20/13	0.090%	167,600,000	167,580,325
03/27/13	0.070%	100,000,000	99,989,500
12/23/13	0.250%	33,300,000	33,300,000
Federal Home Loan Banks(c) 07/26/13	0.180%	25,000,000	24,999,089
Total U.S. Government & Agency Obligations (Cost: $1,684,112,553)			1,684,112,553

Repurchase Agreements 3.1%

Barclays Bank PLC dated 01/31/13, matures 02/01/13, repurchase price $50,000,167 (collateralized by U.S. Treasury Note Total Market Value $50,000,079)	0.120%	50,000,000	50,000,000
RBC Capital Markets LLC dated 01/31/13, matures 02/01/13, repurchase price $50,000,153 (collateralized by U.S. Treasury Note Total Market Value $51,000,000)	0.110%	50,000,000	50,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Short-Term Cash Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Repurchase Agreements (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Toronto Dominion Bank dated 01/31/13, matures 02/01/13, repurchase price $100,000,306 (collateralized by U.S. Treasury Note Total Market Value $102,000,121)	0.110%	100,000,000	100,000,000
Total Repurchase Agreements (Cost: $200,000,000)			200,000,000

Treasury Note Short-Term 3.1%

U.S. Treasury Bills 02/07/13	0.060%	200,000,000	199,997,833
Total Treasury Note Short-Term (Cost: $199,997,833)			199,997,833

Asset-Backed Securities — Non-Agency 2.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ABS Other 0.5%
CIT Equipment Collateral Series 2012-VT1 Class A1(b) 04/22/13	0.441%	405,507	405,507
CNH Equipment Trust Series 2012-C Class A1 10/15/13	0.230%	13,428,029	13,428,029
GE Equipment Small Ticket LLC Series 2012-1A Class A1(b) 06/21/13	0.433%	4,429,443	4,429,443
GE Equipment Transportation LLC Series 2012-2 Class A1 10/24/13	0.260%	5,947,692	5,947,692
John Deere Owner Trust Series 2012-B Class A1 09/16/13	0.267%	2,672,399	2,672,399
Macquarie Equipment Funding Trust Series 2012-A Class A1(b) 10/21/13	0.290%	7,953,875	7,953,875
Total			34,836,945

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Car Loan 1.7%
AmeriCredit Automobile Receivables Trust 02/10/14	0.240%	21,700,000	21,700,000
Series 2012-4 Class A1 09/09/13	0.300%	6,760,366	6,760,366
Series 2012-5 Class A1 12/09/13	0.270%	10,736,066	10,736,066
Ford Credit Auto Lease Trust Series 2012-B Class A1(b) 10/15/13	0.230%	10,712,426	10,712,426
Honda Auto Receivables Owner Trust 02/18/14	0.200%	19,750,000	19,750,000
SMART Trust Series 2012-4US Class A1 10/14/13	0.290%	21,640,670	21,640,670
SMART Trust(b) Series 2012-2USA Class A1 06/14/13	0.424%	3,340,947	3,340,947
Westlake Automobile Receivables Trust Series 2012-1A Class A1(b) 09/16/13	0.426%	10,698,952	10,698,952
Wheels SPV LLC Series 2012-1 Class A1(b) 05/20/13	0.500%	875,300	875,300
Total			106,214,727
Total Asset-Backed Securities — Non-Agency (Cost: $141,051,672)			141,051,672
Total Investments (Cost: $6,473,932,578)			6,473,932,578
Other Assets & Liabilities, Net			(622,219)
Net Assets			6,473,310,359

Notes to Portfolio of Investments

(a)  Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $2,692,054,324 or 41.59% of net assets.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $2,014,027,992 or 31.11% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Short-Term Cash Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on December 31, 2012. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Short-Term Cash Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	1,382,349,250	—	1,382,349,250
Commercial Paper	—	2,074,521,270		2,074,521,270
Certificates of Deposit	—	791,900,000	—	791,900,000
U.S. Government & Agency Obligations	—	1,684,112,553	—	1,684,112,553
Repurchase Agreements	—	200,000,000	—	200,000,000
Treasury Note Short-Term	—	199,997,833	—	199,997,833
Total Short-Term Securities	—	6,332,880,906	—	6,332,880,906
Bonds
Asset-Backed Securities — Non-Agency	—	141,051,672	—	141,051,672
Total Bonds	—	141,051,672	—	141,051,672
Total	—	6,473,932,578	—	6,473,932,578

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Short-Term Cash Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $6,273,932,578)	$6,273,932,578
Repurchase agreements (identified cost $200,000,000)	200,000,000
Total investments (identified cost $6,473,932,578)	6,473,932,578
Cash	63,312
Receivable for:
Interest	97,019
Prepaid expenses	22,406
Total assets	6,474,115,315
Liabilities
Payable for:
Dividend distributions to shareholders	765,522
Compensation of board members	698
Other expenses	38,736
Total liabilities	804,956
Net assets applicable to outstanding capital stock	$6,473,310,359
Represented by
Paid-in capital	$6,473,390,912
Accumulated net realized loss	(80,553)
Total — representing net assets applicable to outstanding capital stock	$6,473,310,359
Shares outstanding	6,473,390,900
Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Short-Term Cash Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income
Income:
Interest	$4,885,718
Income from securities lending — net	110,940
Total income	4,996,658
Expenses:
Compensation of board members	7,326
Custodian fees	30,610
Shareholder reports and communication	12,569
Professional fees	14,881
Fidelity and surety fees	27,858
Commitment fees for bank credit facility	12,802
Other	413
Total expenses	106,459
Net investment income	4,890,199
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(573)
Net realized loss	(573)
Net increase in net assets resulting from operations	$4,889,626

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Short-Term Cash Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations
Net investment income	$4,890,199	$8,074,046
Net realized loss	(573)	(71,195)
Net increase in net assets resulting from operations	4,889,626	8,002,851
Distributions to shareholders
Net investment income	(4,890,199)	(8,075,287)
Total distributions to shareholders	(4,890,199)	(8,075,287)
Increase (decrease) in net assets from capital stock activity	(287,107,628)	1,946,478,982
Total increase (decrease) in net assets	(287,108,201)	1,946,406,546
Net assets at beginning of period	6,760,418,560	4,814,012,014
Net assets at end of period	$6,473,310,359	$6,760,418,560

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Subscriptions	7,663,412,476	7,663,412,476	19,003,034,674	19,003,034,674
Distributions reinvested	5,020,750	5,020,750	7,736,873	7,736,873
Redemptions	(7,955,540,854)	(7,955,540,854)	(17,064,292,565)	(17,064,292,565)
Total increase (decrease)	(287,107,628)	(287,107,628)	1,946,478,982	1,946,478,982
Total net increase (decrease)	(287,107,628)	(287,107,628)	1,946,478,982	1,946,478,982

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Short-Term Cash Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share held for the periods shown. For periods ended 2011 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended July 31,
	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations
Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.01		0.04
Net realized and unrealized gain (loss)	(0.00	)(a)	0.00	(a)	—		0.00	(a)	(0.01)		—
Increase from payments by affiliate	—		—		—		—		0.01		—
Total from investment operations	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.01		0.04
Less distributions to shareholders from:
Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.01)		(0.04)
Total distributions to shareholders	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.01)		(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.08%		0.15%		0.26%		0.25%		0.92	%(b)	4.07%
Ratios to average net assets(c)
Total gross expenses	0.00	%(a)(d)	0.00	%(a)(e)	0.00	%(a)	0.00	%(a)	0.01%		0.01%
Total net expenses	0.00	%(a)(d)	0.00	%(a)(e)	0.00	%(a)	0.00	%(a)	0.01%		0.01%
Net investment income	0.15	%(d)	0.15%		0.21%		0.23%		1.02%		3.93%
Supplemental data
Net assets, end of period (in thousands)	$6,473,310		$6,760,419		$4,814,012		$2,982,666		$2,990,490		$3,219,921

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 1.14%.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Short-Term Cash Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Short-Term Cash Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Trust may issue an unlimited number of shares (without par value). Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the Securities Act of 1933, as amended.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income, including amortization of premium and discount, is recognized daily.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by

Semiannual Report 2013
13

Columbia Short-Term Cash Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under the Investment Management Services Agreement, subject to the policies set by the Board, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), provides investment management services. The Fund does not pay an investment management fee for managing its assets, but it does pay taxes, brokerage commissions and nonadvisory expenses.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2013, other expenses paid to this company were $470.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, the cost of investments for federal income tax purposes was $6,473,933,000.

The following capital loss carryforward, determined as of July 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	8,785
Unlimited short-term	71,195
Total	79,980

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested

Semiannual Report 2013
14

Columbia Short-Term Cash Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 6. Shareholder Concentration

At January 31, 2013, the investment manager or affiliates owned 100.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise

Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
15

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Semiannual Report 2013
16

Columbia Short-Term Cash Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
17

Columbia Short-Term Cash Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR224_07_C01_(03/13)

Semiannual Report

January 31, 2013

Columbia AMT-Free Tax-Exempt Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia AMT-Free Tax-Exempt Bond Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia AMT-Free Tax-Exempt Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	27
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia AMT-Free Tax-Exempt Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia AMT-Free Tax-Exempt Bond Fund (the Fund) Class A shares returned 3.05% excluding sales charges for the six-month period that ended January 31, 2013.

>  The Fund outperformed its benchmark, the Barclays Municipal Bond Index, which returned 1.82% during the same six-month period.

>  The Fund outperformed the average return of its peer group, represented by the Lipper General Municipal Debt Funds Index, which returned 2.68% for the same six months.

Average Annual Total Returns (%) (for period ended January 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/24/76
Excluding sales charges		3.05	8.18	6.03	4.86
Including sales charges		-1.75	3.01	5.00	4.36
Class B	03/20/95
Excluding sales charges		2.66	7.37	5.23	4.07
Including sales charges		-2.34	2.37	4.90	4.07
Class C	06/26/00
Excluding sales charges		2.66	7.37	5.24	4.08
Including sales charges		1.66	6.37	5.24	4.08
Class Z*	09/27/10	3.18	8.45	6.10	4.90
Barclays Municipal Bond Index		1.82	4.80	5.73	5.17
Lipper General Municipal Debt Funds Index		2.68	6.88	5.69	4.99

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio Overview

(Unaudited)

Top Ten States (%) (at January 31, 2013)
California	18.6
Illinois	13.5
Washington	5.9
Wisconsin	5.4
New York	5.7
Texas	5.0
Minnesota	4.8
Missouri	3.6
Florida	3.2
Louisiana	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at January 31, 2013)
AAA rating	3.3
AA rating	19.3
A rating	39.0
BBB rating	30.2
Non-investment grade	2.1
Not rated	6.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Catherine Stienstra

Semiannual Report 2013
3

Columbia AMT-Free Tax-Exempt Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,030.50	1,021.17	4.09	4.08	0.80
Class B	1,000.00	1,000.00	1,026.60	1,017.39	7.92	7.88	1.55
Class C	1,000.00	1,000.00	1,026.60	1,017.39	7.92	7.88	1.55
Class Z	1,000.00	1,000.00	1,031.80	1,022.43	2.82	2.80	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 95.9%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.4%
County of Jefferson Revenue Bonds Series 2004A 01/01/23	5.250%	1,500,000	1,498,785
Selma Industrial Development Board Revenue Bonds Gulf Opportunity Zone-International Paper Series 2010 05/01/34	5.800%	1,100,000	1,249,391
Total			2,748,176
Alaska 1.0%
City of Koyukuk(c) Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 10/01/32	7.500%	3,665,000	4,134,413
10/01/41	7.750%	2,000,000	2,273,180
Total			6,407,593
Arizona 1.2%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D 01/01/32	5.375%	1,900,000	2,125,074
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B 06/01/35	5.000%	2,225,000	2,486,393
Queen Creek Improvement District No. 1 Special Assessment Bonds Series 2006 01/01/19	5.000%	755,000	768,960
01/01/20	5.000%	580,000	590,724
01/01/21	5.000%	1,000,000	1,018,060
University Medical Center Corp. Revenue Bonds Series 2009 07/01/39	6.500%	1,000,000	1,158,590
Total			8,147,801
California 18.4%
Anaheim Public Financing Authority Revenue Bonds Series 2007 (NPFGC) 02/01/33	4.750%	1,655,000	1,773,084

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority Prerefunded 10/01/18 Revenue Bonds Providence Health Series 2008 10/01/38	6.500%	55,000	71,613
Revenue Bonds Providence Health & Services Series 2008C 10/01/28	6.250%	500,000	603,525
California State Public Works Board Refunding Revenue Bonds Various University of California Projects Series 1993A 06/01/14	5.500%	3,830,000	3,967,995
Revenue Bonds Judicial Council Projects Series 2011D 12/01/31	5.000%	5,000,000	5,687,550
Various Capital Projects Series 2012A 04/01/37	5.000%	650,000	715,150
California State University Revenue Bonds Systemwide Series 2009A 11/01/29	5.250%	3,000,000	3,437,130
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2006 05/15/38	5.000%	2,500,000	2,563,000
Fremont Union High School District Unlimited General Obligation Bonds Election of 2008 Series 2008 08/01/30	4.750%	1,075,000	1,217,051
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003A-1 06/01/39	6.750%	750,000	766,380
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009 08/01/33	5.000%	1,250,000	1,418,750
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I 07/01/24	5.000%	1,900,000	2,236,813
07/01/29	5.000%	1,200,000	1,387,404
Poway Unified School District Special Tax Bonds Community Facilities District No. 6 4S Ranch Series 2012 09/01/36	5.000%	600,000	642,420

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rowland Water District Certificate of Participation Recycled Water Project Series 2008 12/01/39	6.250%	1,500,000	1,776,390
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A 05/15/34	5.250%	1,500,000	1,724,490
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D 08/01/31	6.500%	500,000	558,500
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 01/01/33	5.000%	6,000,000	5,917,860
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A 08/01/41	7.000%	2,000,000	2,404,300
State of California Refunding Unlimited General Obligation Bonds Various Purpose Series 2012 09/01/27	4.000%	5,000,000	5,536,650
Unlimited General Obligation Bonds Series 2010 11/01/30	5.250%	1,000,000	1,198,070
Various Purpose Series 2005 06/01/35	4.750%	7,500,000	7,783,050
Series 2007 12/01/32	5.000%	2,000,000	2,222,380
06/01/37	5.000%	1,235,000	1,359,414
12/01/37	5.000%	3,000,000	3,335,010
Series 2009 04/01/31	5.750%	15,000,000	17,769,450
Series 2010 03/01/30	5.250%	1,000,000	1,182,470
03/01/33	6.000%	5,625,000	6,994,744
Series 2011 09/01/41	5.000%	10,000,000	11,269,400
Series 2012 04/01/35	5.250%	4,500,000	5,305,995
Unlimited General Obligation Refunding Bonds Series 2007 08/01/30	4.500%	5,550,000	6,014,091
Series 2012 02/01/38	5.000%	5,135,000	5,831,357

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose Series 2008 04/01/38	5.000%	3,000,000	3,347,430
Unrefunded Unlimited General Obligation Bonds Series 2004 04/01/29	5.300%	2,000	2,090
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996 09/01/17	6.000%	3,620,000	3,982,253
Total			122,003,259
Colorado 2.7%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007 12/01/22	4.950%	790,000	685,846
12/01/26	5.000%	395,000	311,130
Colorado Health Facilities Authority Prerefunded 06/01/14 Revenue Bonds Evangelical Lutheran Series 2009A 06/01/38	6.125%	2,750,000	2,960,402
Revenue Bonds Evangelical Lutheran Series 2005 06/01/23	5.250%	500,000	537,140
E-470 Public Highway Authority Revenue Bonds Series 2010C 09/01/26	5.375%	10,325,000	11,516,918
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007 12/15/27	5.500%	735,000	739,623
12/15/37	5.500%	820,000	809,004
Total			17,560,063
District of Columbia 0.3%
District of Columbia Water & Sewer Authority Refunding Revenue Bonds Subordinated Lien Series 2008A 10/01/29	5.000%	1,515,000	1,761,718
Florida 3.1%
Brevard County Health Facilities Authority Revenue Bonds Health First, Inc. Project Series 2005 04/01/34	5.000%	5,685,000	5,920,927

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Broward County School Board Prerefunded 07/01/13 Certificate of Participation Series 2003 (NPFGC) 07/01/24	5.000%	3,000,000	3,059,940
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Series 2000A (NPFGC)(a) 04/01/20	0.000%	4,360,000	3,440,607
Highlands County Health Facilities Authority Prerefunded 11/15/16 Revenue Bonds Adventist Health Series 2006G 11/15/32	5.125%	105,000	122,385
Highlands County Health Facilities Authority Prerefunded 11/15/16 Revenue Bonds Adventist Health(d) Series 2006C 11/15/36	5.250%	50,000	58,512
Orange County Health Facilities Authority Refunding Revenue Bonds Mayflower Retirement Center Series 2012 06/01/36	5.000%	250,000	264,827
Palm Beach County Health Facilities Authority Revenue Bonds ACTS Retirement-Life Communities Series 2010 11/15/33	5.500%	7,000,000	7,681,590
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007 01/01/14	5.000%	110,000	112,818
Total			20,661,606
Georgia 2.9%
Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC) 08/01/25	5.200%	2,665,000	3,229,767
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/40	6.125%	6,250,000	7,343,312
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A 02/15/45	5.500%	7,500,000	8,374,050
Total			18,947,129

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii 0.5%
Hawaii Pacific Health Revenue Bonds Series 2010A 07/01/40	5.500%	1,500,000	1,647,150
Series 2010B 07/01/30	5.625%	280,000	314,672
07/01/40	5.750%	370,000	417,256
Hawaii State Department of Budget & Finance Refunding Revenue Bonds Special Purpose - Kahala Nui Series 2012 11/15/37	5.250%	705,000	760,343
Total			3,139,421
Idaho 0.8%
Idaho Health Facilities Authority Revenue Bonds St. Luke's Health System Series 2012A 03/01/47	5.000%	5,000,000	5,445,050
Illinois 13.3%
Chicago Board of Education Unlimited General Obligation Bonds Series 2011A 12/01/41	5.000%	5,000,000	5,446,400
Series 2012A 12/01/42	5.000%	5,500,000	6,032,345
City of Chicago O'Hare International Airport Revenue Bonds Third Lien Series 2011A 01/01/39	5.750%	1,820,000	2,143,651
City of Chicago Waterworks Refunding Revenue Bonds Series 2012 11/01/31	5.000%	2,000,000	2,330,360
City of Chicago Revenue Bonds Asphalt Operating Services - Recovery Zone Facility Series 2010 12/01/18	6.125%	935,000	1,003,592
Illinois Finance Authority Prerefunded 07/01/13 Revenue Bonds University of Chicago Series 2003A 07/01/25	5.250%	6,770,000	6,910,884
Refunding Revenue Bonds Swedish Covenant Series 2010A 08/15/38	6.000%	2,475,000	2,811,748

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Northwestern Memorial Hospital Series 2009A 08/15/30	5.750%	3,000,000	3,517,590
Riverside Health System Series 2009 11/15/35	6.250%	1,000,000	1,166,140
Rush University Medical Center Series 2009C 11/01/39	6.625%	2,150,000	2,624,483
Sherman Health System Series 2007A 08/01/37	5.500%	7,700,000	8,440,124
Silver Cross & Medical Centers Series 2009 08/15/38	6.875%	10,700,000	12,728,720
Illinois Finance Authority(a) Subordinated Revenue Bonds Regency Series 1990-RMK Escrowed to Maturity 04/15/20	0.000%	13,745,000	12,177,933
Metropolitan Pier & Exposition Authority Revenue Bonds McCormick Place Project Series 2012B 12/15/28	5.000%	5,000,000	5,851,650
Metropolitan Pier & Exposition Authority(a) Revenue Bonds Capital Appreciation Series 1993A Escrowed to Maturity (FGIC) 06/15/21	0.000%	1,870,000	1,589,051
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/28	6.000%	5,000,000	6,004,550
State of Illinois Unlimited General Obligation Bonds Series 2012 03/01/34	5.000%	2,000,000	2,187,660
Series 2012A 01/01/21	4.000%	5,000,000	5,393,800
Total			88,360,681
Indiana 1.0%
Indiana Finance Authority Refunding Revenue Bonds Sisters of St. Francis Health Series 2008 11/01/32	5.375%	1,000,000	1,112,240
Revenue Bonds Parkview Health System Series 2009A 05/01/31	5.750%	1,000,000	1,156,840
State Revolving Fund Program Series 2006A 02/01/25	5.000%	2,000,000	2,272,700

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B 02/15/33	5.000%	1,050,000	1,140,573
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007(b) 09/01/37	5.700%	1,050,000	1,088,336
Total			6,770,689
Iowa 0.9%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C 06/01/39	5.125%	2,425,000	2,480,654
Iowa Finance Authority Refunding Revenue Bonds Sunrise Retirement Community Series 2012 09/01/27	5.000%	1,000,000	1,002,220
09/01/32	5.500%	1,500,000	1,517,745
09/01/43	5.750%	830,000	833,594
Total			5,834,213
Kentucky 2.9%
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Owensboro Medical Health Series 2010B 03/01/40	6.375%	1,700,000	2,025,720
Revenue Bonds Baptist Healthcare System Series 2009A 08/15/27	5.625%	1,000,000	1,159,010
Kings Daughters Medical Series 2010 02/01/40	5.000%	3,700,000	3,994,261
Louisville Arena Subordinated Series 2008A-1 (AGM) 12/01/33	6.000%	800,000	890,320
Owensboro Medical Health System Series 2010A 03/01/45	6.500%	2,950,000	3,566,668
Louisville/Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary's Healthcare Series 2008 02/01/27	5.750%	6,000,000	7,437,540
Total			19,073,519

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 3.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2 11/01/35	6.500%	1,750,000	2,056,792
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/40	6.500%	4,600,000	5,187,466
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010(d) 12/01/40	4.000%	1,600,000	1,764,992
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2001B 05/15/30	5.500%	4,305,000	4,391,057
05/15/39	5.875%	6,540,000	6,670,735
Total			20,071,042
Maryland 0.2%
Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008 06/01/33	5.750%	400,000	438,524
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Washington County Hospital Series 2008 01/01/33	5.750%	875,000	951,239
Total			1,389,763
Massachusetts 2.0%
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC/FGIC) 01/01/27	5.500%	1,500,000	1,912,215
01/01/28	5.500%	1,500,000	1,906,635
Massachusetts Development Finance Agency Revenue Bonds Boston University Series 1999P 05/15/59	6.000%	675,000	856,528
Broad Institute Series 2011A 04/01/37	5.250%	5,000,000	5,688,950

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Health & Educational Facilities Authority Revenue Bonds Milford Regional Medical Series 2007E 07/15/37	5.000%	2,200,000	2,226,202
Massachusetts Water Pollution Abatement Trust (The) Unrefunded Revenue Bonds Pool Program Series 2004-10 08/01/34	5.000%	570,000	603,077
Total			13,193,607
Michigan 0.5%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/39	5.250%	1,700,000	1,851,385
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund) 05/01/24	5.000%	1,600,000	1,780,944
Total			3,632,329
Minnesota 4.7%
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010 12/01/26	5.750%	2,000,000	2,128,800
City of Maple Grove Revenue Bonds Maple Grove Hospital Corp. Series 2007 05/01/22	5.000%	2,605,000	2,775,940
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A 11/15/23	6.375%	1,000,000	1,218,550
11/15/32	6.750%	1,000,000	1,215,650
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007 10/01/47	6.500%	5,000,000	5,371,700
City of St. Louis Park Refunding Revenue Bonds Park Nicollet Health Services Series 2009 07/01/39	5.750%	2,350,000	2,657,216

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Park Nicollet Health Services Series 2008C 07/01/30	5.750%	800,000	902,392
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC) 04/01/27	5.450%	1,521,903	1,612,045
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2 10/01/40	6.000%	2,250,000	2,608,875
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010 03/01/35	6.350%	1,000,000	1,128,550
03/01/40	6.500%	700,000	789,957
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006 05/15/22	5.250%	1,185,000	1,272,109
05/15/36	5.250%	2,180,000	2,284,945
Healtheast Project Series 2005 11/15/30	6.000%	5,000,000	5,410,750
Total			31,377,479
Mississippi 0.4%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A 05/01/24	4.700%	1,250,000	1,357,088
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA/FHLMC) 12/01/37	5.850%	1,045,000	1,100,573
Total			2,457,661
Missouri 3.4%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010 05/01/38	6.650%	5,000,000	5,302,700
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 11/01/25	6.000%	945,000	1,021,120

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Louis Airport Revenue Bonds Lambert-St. Louis International Series 2009A-1 07/01/34	6.625%	5,000,000	5,989,300
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A 05/15/39	8.250%	3,000,000	3,594,180
Missouri Development Finance Board Revenue Bonds St. Joseph Sewage System Improvements Series 2011 05/01/31	5.250%	500,000	538,315
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC) 01/01/20	5.000%	2,000,000	2,132,780
Missouri State Health & Educational Facilities Authority Revenue Bonds Lutheran Senior Services Series 2011 02/01/41	6.000%	650,000	732,095
St. Louis County Industrial Development Authority Revenue Bonds Friendship Village Sunset Hills Series 2012 09/01/32	5.000%	1,120,000	1,200,102
09/01/42	5.000%	2,000,000	2,110,540
Total			22,621,132
Nebraska 1.2%
Douglas County Hospital Authority No. 2 Refunding Revenue Bonds Health Facilities Children's Hospital Series 2008 08/15/31	6.125%	2,250,000	2,520,900
Revenue Bonds Health Facilities-Immanuel Obligation Group Series 2010 01/01/40	5.625%	875,000	984,314
Elkhorn School District Prerefunded 01/12/14 Unlimited General Obligation Bonds Elkhorn Public Schools Series 2009 06/15/28	6.000%	500,000	527,080
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1 07/01/33	6.000%	3,500,000	3,894,240
Total			7,926,534

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 1.1%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012 09/01/33	5.000%	1,000,000	1,077,270
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A 07/01/34	5.125%	4,250,000	4,779,168
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM) 06/01/24	5.000%	1,000,000	1,126,060
Total			6,982,498
New Jersey 0.3%
New Jersey Economic Development Authority Revenue Bonds MSU Student Housing Project - Provident Series 2010 06/01/31	5.750%	1,500,000	1,695,840
New Mexico 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2008A 08/01/32	6.375%	2,165,000	2,580,485
New York 5.2%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009 07/15/30	6.000%	1,500,000	1,775,415
City of New York Unlimited General Obligation Bonds Subordinated Series 2006J-1 06/01/25	5.000%	1,500,000	1,692,780
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A 02/15/47	5.750%	6,000,000	7,159,860
Metropolitan Transportation Authority Revenue Bonds Series 2006A 11/15/22	5.000%	2,500,000	2,822,525
Series 2009B 11/15/34	5.000%	500,000	567,560

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC) 01/01/23	5.000%	1,000,000	1,046,220
New York State Dormitory Authority Personal Income Tax Revenue Bonds Education Series 2006C 12/15/31	5.000%	4,250,000	4,818,820
Revenue Bonds Consolidated City University System 2nd General Series 1993A 07/01/18	5.750%	5,500,000	6,353,380
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B 01/01/29	4.750%	1,500,000	1,667,070
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010 12/01/42	6.000%	5,000,000	5,943,900
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2 11/01/37	6.125%	650,000	771,205
Total			34,618,735
North Carolina 0.3%
City of Charlotte Certificate of Participation Governmental Facilities Projects Series 2003G 06/01/28	5.000%	1,750,000	1,773,380
North Dakota 0.2%
County of Ward Revenue Bonds Trinity Obligated Group Series 2006 07/01/25	5.125%	1,500,000	1,559,655
Ohio 1.8%
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012 02/15/37	5.000%	1,535,000	1,719,661

The accompanying Notes to Financial Statements are an integral part of this statement.

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11

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011 08/01/36	5.250%	1,870,000	2,075,419
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A 11/01/35	6.625%	5,000,000	5,533,150
Ohio Higher Educational Facility Commission Revenue Bonds University Hospital Health Systems Series 2009A 01/15/39	6.750%	2,300,000	2,581,221
Total			11,909,451
Oregon 0.6%
Oregon Health & Science University Revenue Bonds Series 2009A 07/01/39	5.750%	1,500,000	1,767,360
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2003A 07/01/24	4.800%	2,210,000	2,213,912
Total			3,981,272
Pennsylvania 2.0%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women's Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC)(a) 10/01/17	0.000%	5,115,000	4,842,831
Montgomery County Industrial Development Authority Refunding Revenue Bonds ACTS Retirement Communities Series 2006B 11/15/22	5.000%	2,500,000	2,673,550
Northampton County General Purpose Authority Revenue Bonds Saint Luke's Hospital Project Series 2008A 08/15/28	5.375%	1,000,000	1,095,230
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010 07/01/43	6.000%	750,000	850,050
Shippensburg University Student Services Series 2012 10/01/44	5.000%	755,000	820,043

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Higher Educational Facilties Authority Revenue Bonds Shippensburg University Series 2011 10/01/31	6.000%	2,000,000	2,335,060
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009 04/01/34	6.500%	700,000	814,268
Total			13,431,032
Puerto Rico —%
Puerto Rico Public Buildings Authority Prerefunded 07/01/14 Revenue Bonds Government Facilities Series 2004I(c) 07/01/33	5.250%	20,000	21,378
Rhode Island 0.8%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunity Series 2006-51A 10/01/26	4.650%	2,000,000	2,068,660
04/01/33	4.850%	2,985,000	3,066,998
Total			5,135,658
South Carolina 0.6%
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005 12/01/30	5.250%	2,500,000	2,751,500
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC/FGIC) 01/01/21	6.250%	1,000,000	1,280,210
Total			4,031,710
Texas 5.0%
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010 07/01/30	5.875%	185,000	207,949
07/01/45	6.200%	1,100,000	1,234,442
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B 04/01/45	6.125%	550,000	624,366
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Regional Mobility Authority Revenue Bonds Senior Lien Series 2011 01/01/41	6.000%	5,580,000	6,507,731
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A 11/15/35	5.250%	2,000,000	2,286,800
Clifton Higher Education Finance Corp. Revenue Bonds Idea Public Schools Series 2011 08/15/31	5.500%	1,750,000	1,974,700
Series 2012 08/15/32	5.000%	580,000	641,109
08/15/42	5.000%	400,000	435,428
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Joint Series 2011C 11/01/26	5.000%	3,000,000	3,486,780
Harris County Health Facilities Development Corp. Refunding Revenue Bonds Memorial Hermann Healthcare System Series 2008B 12/01/35	7.250%	2,200,000	2,740,826
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A 05/15/31	6.500%	500,000	624,640
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A 08/15/40	6.700%	800,000	949,096
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Stayton at Museum Way Series 2009A 11/15/44	8.250%	3,000,000	3,346,680
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012 12/15/32	5.000%	1,250,000	1,353,187
Texas Transportation Commission Refunding Revenue Bonds 1st Tier Series 2012-A 08/15/38	4.000%	6,000,000	6,004,620

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009 09/01/29	5.500%	500,000	560,200
Total			32,978,554
Virginia 1.1%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A 07/15/47	5.000%	5,750,000	6,134,502
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005 06/01/26	5.500%	1,160,000	1,244,228
Total			7,378,730
Washington 5.8%
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D 07/01/22	5.000%	2,900,000	3,359,215
Energy Northwest(a) Refunding Revenue Bonds Capital Appreciation Series 1989B (NPFGC) 07/01/13	0.000%	10,360,000	10,348,397
Washington Health Care Facilities Authority Revenue Bonds Catholic Health Series 2011A 02/01/41	5.000%	6,000,000	6,640,920
Overlake Hospital Medical Center Series 2010 07/01/30	5.500%	3,000,000	3,332,970
Swedish Health Services Series 2009A 11/15/33	6.500%	2,930,000	3,248,257
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009 10/01/40	5.625%	1,050,000	1,143,796
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing Revenue-Mirabella Series 2012 10/01/47	6.750%	3,000,000	3,046,410

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Skyline At First Hill Project Series 2012 01/01/19	7.000%	1,680,000	1,866,950
Revenue Bonds Skyline At First Hill Project Series 2007A 01/01/38	5.625%	5,500,000	5,532,285
Total			38,519,200
West Virginia 0.2%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A(d) 12/01/38	5.375%	900,000	996,822
Wisconsin 5.4%
State of Wisconsin Revenue Bonds Series 2009A 05/01/33	5.750%	3,000,000	3,621,330
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Wheaton Healthcare Series 2006B 08/15/25	5.125%	4,310,000	4,763,585
Revenue Bonds Aurora Health Care, Inc. Series 2010A 04/15/39	5.625%	1,400,000	1,596,560
Marshfield Clinic Series 2012-B 02/15/26	5.000%	2,265,000	2,573,085
Series 2012B 02/15/32	5.000%	2,000,000	2,204,640
Medical College of Wisconsin Series 2008A 12/01/35	5.250%	3,600,000	3,929,652
ProHealth Care, Inc. Series 2012 08/15/28	5.000%	1,565,000	1,767,761
ProHealth Care, Inc. Obligation Group Series 2009 02/15/39	6.625%	5,300,000	6,235,450
Riverview Hospital Association Series 2008 04/01/38	5.750%	6,000,000	6,558,540
Watertown Regional Medical Center Series 2012 09/01/42	5.000%	2,270,000	2,373,671
Total			35,624,274

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wyoming 0.3%
County of Laramie Revenue Bonds Cheyenne Regional Medical Center Project Series 2012 05/01/32	5.000%	1,000,000	1,114,970
Wyoming Municipal Power Agency, Inc. Revenue Bonds Series 2009A 01/01/36	5.000%	700,000	765,436
Total			1,880,406
Total Municipal Bonds (Cost: $559,993,346)			634,629,545

Municipal Bonds Held in Trust 1.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 0.7%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A(b)(e) 11/15/36	5.500%	4,000,000	4,807,600
North Carolina 0.7%
North Carolina Capital Facilities Finance Agency Revenue Bonds Duke University Project Series 2009B(b)(e) 10/01/38	5.000%	4,000,000	4,666,320
Total Municipal Bonds Held in Trust (Cost: $8,405,263)			9,473,920

Floating Rate Notes 1.6%

Issue Description	Effective Yield	Amount Payable by Maturity ($)	Value ($)
Iowa 0.5%
Iowa Finance Authority Revenue Bonds Drake University Project VRDN Series 2008 (Wells Fargo Bank)(f)(g) 04/01/31	0.090%	3,000,000	3,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Floating Rate Notes (continued)

Issue Description	Effective Yield	Amount Payable by Maturity ($)	Value ($)
Missouri 0.1%
Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank)(f)(g) 12/01/20	0.090%	1,000,000	1,000,000
Nebraska 0.6%
Nebraska Educational Finance Authority Refunding Revenue Bonds Creighton University Projects VRDN Series 2008 (JPMorgan Chase Bank)(f)(g) 07/01/35	0.090%	4,000,000	4,000,000
New York 0.4%
Triborough Bridge & Tunnel Authority Revenue Bonds General VRDN Series 2005A-3 (U.S. Bank)(f)(g) 11/01/35	0.080%	2,900,000	2,900,000
Total Floating Rate Notes (Cost: $10,900,000)			10,900,000

Money Market Funds 0.8%

	Shares	Value ($)
JPMorgan Tax Free Money Market Fund, 0.010%(h)	5,071,598	5,071,598
Total Money Market Funds (Cost: $5,071,598)		5,071,598
Total Investments (Cost: $584,370,207)		660,075,063
Other Assets & Liabilities, Net		1,935,128
Net Assets		662,010,191

Notes to Portfolio of Investments

(a)  Zero coupon bond.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $10,562,256 or 1.60% of net assets.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2013, the value of these securities amounted to $21,378 or less than 0.01% of net assets.

(d)  Variable rate security.

(e)  The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties, which are included as a liability in the Fund's Statement of Assets and Liabilities. The liability approximates fair value. The municipal bonds transferred to the trusts remain in the Fund's Portfolio of Investments.

(f)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g)  Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2013.

(h)  The rate shown is the seven-day current annualized yield at January 31, 2013.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

VRDN  Variable Rate Demand Note

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	634,629,545	—	634,629,545
Municipal Bonds Held in Trust	—	9,473,920	—	9,473,920
Total Bonds	—	644,103,465	—	644,103,465
Short-Term Securities
Floating Rate Notes	—	10,900,000	—	10,900,000
Total Short-Term Securities	—	10,900,000	—	10,900,000
Other
Money Market Funds	5,071,598	—	—	5,071,598
Total Other	5,071,598	—	—	5,071,598
Total	5,071,598	655,003,465	—	660,075,063

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia AMT-Free Tax-Exempt Bond Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $584,370,207)	$660,075,063
Receivable for:
Investments sold	20,195
Capital shares sold	2,422,058
Interest	8,227,280
Expense reimbursement due from Investment Manager	494
Prepaid expenses	3,339
Total assets	670,748,429
Liabilities
Short-term floating rate notes outstanding	6,000,000
Payable for:
Capital shares purchased	435,425
Dividend distributions to shareholders	2,192,477
Investment management fees	7,409
Distribution and/or service fees	4,898
Transfer agent fees	19,757
Administration fees	1,243
Compensation of board members	30,863
Other expenses	46,166
Total liabilities	8,738,238
Net assets applicable to outstanding capital stock	$662,010,191
Represented by
Paid-in capital	$591,721,679
Undistributed net investment income	1,360,159
Accumulated net realized loss	(6,776,503)
Unrealized appreciation (depreciation) on:
Investments	75,704,856
Total — representing net assets applicable to outstanding capital stock	$662,010,191

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia AMT-Free Tax-Exempt Bond Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A
Net assets	$639,470,592
Shares outstanding	154,965,851
Net asset value per share	$4.13
Maximum offering price per share(a)	$4.34
Class B
Net assets	$2,505,467
Shares outstanding	607,170
Net asset value per share	$4.13
Class C
Net assets	$17,115,467
Shares outstanding	4,146,414
Net asset value per share	$4.13
Class Z
Net assets	$2,918,665
Shares outstanding	708,855
Net asset value per share	$4.12

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia AMT-Free Tax-Exempt Bond Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income
Income:
Interest	$15,780,931
Total income	15,780,931
Expenses:
Investment management fees	1,343,023
Distribution and/or service fees
Class A	793,721
Class B	13,062
Class C	75,670
Transfer agent fees
Class A	229,332
Class B	943
Class C	5,466
Class Z	870
Administration fees	225,492
Compensation of board members	12,370
Custodian fees	3,358
Printing and postage fees	37,174
Registration fees	44,410
Professional fees	19,131
Interest expense	19,680
Other	8,763
Total expenses	2,832,465
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(133,065)
Total net expenses	2,699,400
Net investment income	13,081,531
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,225,129
Net realized gain	1,225,129
Net change in unrealized appreciation (depreciation) on:
Investments	4,553,948
Net change in unrealized appreciation (depreciation)	4,553,948
Net realized and unrealized gain	5,779,077
Net increase in net assets resulting from operations	$18,860,608

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia AMT-Free Tax-Exempt Bond Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012(a)	Year Ended November 30, 2011
Operations
Net investment income	$13,081,531	$17,641,091	$26,817,326
Net realized gain	1,225,129	2,385,998	3,536,501
Net change in unrealized appreciation (depreciation)	4,553,948	40,892,847	7,031,065
Net increase in net assets resulting from operations	18,860,608	60,919,936	37,384,892
Distributions to shareholders
Net investment income
Class A	(12,865,606)	(17,345,215)	(26,104,051)
Class B	(43,140)	(82,884)	(206,481)
Class C	(249,054)	(270,817)	(341,529)
Class Z	(51,778)	(35,637)	(6,156)
Total distributions to shareholders	(13,209,578)	(17,734,553)	(26,658,217)
Increase (decrease) in net assets from capital stock activity	15,196,628	(165,376)	(46,637,309)
Total increase (decrease) in net assets	20,847,658	43,020,007	(35,910,634)
Net assets at beginning of period	641,162,533	598,142,526	634,053,160
Net assets at end of period	$662,010,191	$641,162,533	$598,142,526
Undistributed net investment income	$1,360,159	$1,488,206	$1,581,668

(a) For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia AMT-Free Tax-Exempt Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012(a)		Year Ended November 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	9,226,486	38,034,693	7,566,114	30,086,565	9,899,083	36,835,091
Distributions reinvested	2,484,470	10,242,502	3,359,448	13,404,052	5,374,885	19,856,715
Redemptions	(9,152,707)	(37,757,566)	(11,786,399)	(46,845,517)	(26,967,535)	(98,808,680)
Net increase (decrease)	2,558,249	10,519,629	(860,837)	(3,354,900)	(11,693,567)	(42,116,874)
Class B shares
Subscriptions	9,679	39,539	7,899	31,023	53,420	197,819
Distributions reinvested	9,681	39,906	18,839	75,098	49,852	182,999
Redemptions(b)	(50,768)	(208,791)	(317,100)	(1,280,916)	(1,163,575)	(4,312,419)
Net decrease	(31,408)	(129,346)	(290,362)	(1,174,795)	(1,060,303)	(3,931,601)
Class C shares
Subscriptions	1,181,274	4,868,667	850,300	3,381,279	523,986	1,967,630
Distributions reinvested	56,980	234,949	62,532	249,851	83,999	310,410
Redemptions	(294,375)	(1,216,169)	(248,230)	(988,577)	(835,356)	(3,035,506)
Net increase (decrease)	943,879	3,887,447	664,602	2,642,553	(227,371)	(757,466)
Class Z shares
Subscriptions	294,431	1,212,558	441,978	1,740,001	90,533	328,003
Distributions reinvested	10,546	43,382	7,105	28,436	187	707
Redemptions	(81,913)	(337,042)	(11,617)	(46,671)	(43,039)	(160,078)
Net increase	223,064	918,898	437,466	1,721,766	47,681	168,632
Total net increase (decrease)	3,693,784	15,196,628	(49,131)	(165,376)	(12,933,560)	(46,637,309)

(a) For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Tax-Exempt Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended November 30,
Class A	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$4.09		$3.82		$3.74		$3.72		$3.37		$3.79		$3.90
Income from investment operations:
Net investment income	0.08		0.11		0.17		0.17		0.16		0.15		0.15
Net realized and unrealized gain (loss)	0.04		0.27		0.08		0.01		0.34		(0.42)		(0.11)
Total from investment operations	0.12		0.38		0.25		0.18		0.50		(0.27)		0.04
Less distributions to shareholders:
Net investment income	(0.08)		(0.11)		(0.17)		(0.16)		(0.15)		(0.15)		(0.15)
Total distributions to shareholders	(0.08)		(0.11)		(0.17)		(0.16)		(0.15)		(0.15)		(0.15)
Net asset value, end of period	$4.13		$4.09		$3.82		$3.74		$3.72		$3.37		$3.79
Total return	3.05%		10.16%		6.86%		4.99%		15.20%		(7.33%)		1.04%
Ratios to average net assets(b)(c)
Total gross expenses	0.84	%(d)(e)	0.84	%(d)(e)	0.83	%(e)	0.83	%(e)	0.82	%(f)	0.89	%(e)	0.94	%(e)
Total net expenses(g)	0.80	%(d)(e)	0.80	%(d)(e)	0.80	%(e)	0.80	%(e)	0.79	%(f)	0.86	%(e)	0.91	%(e)
Net investment income	4.00	%(d)	4.27	%(d)	4.56%		4.38%		4.30%		4.14%		3.91%
Supplemental data
Net assets, end of period (in thousands)	$639,471		$623,462		$584,728		$616,281		$645,167		$583,790		$682,528
Portfolio turnover	5%		13%		30%		23%		29%		37%		51%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the six months ended January 31, 2013 and 0.01%, 0.01%, 0.01%, 0.07% and 0.12% for the years ended July 31, 2012, November 30, 2011, 2010, 2008 and 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which rounds to less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Tax-Exempt Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended November 30,
Class B	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$4.09		$3.82		$3.74		$3.72		$3.37		$3.79		$3.90
Income from investment operations:
Net investment income	0.07		0.09		0.14		0.14		0.13		0.12		0.12
Net realized and unrealized gain (loss)	0.04		0.27		0.08		0.01		0.35		(0.42)		(0.11)
Total from investment operations	0.11		0.36		0.22		0.15		0.48		(0.30)		0.01
Less distributions to shareholders:
Net investment income	(0.07)		(0.09)		(0.14)		(0.13)		(0.13)		(0.12)		(0.12)
Total distributions to shareholders	(0.07)		(0.09)		(0.14)		(0.13)		(0.13)		(0.12)		(0.12)
Net asset value, end of period	$4.13		$4.09		$3.82		$3.74		$3.72		$3.37		$3.79
Total return	2.66%		9.60%		6.06%		4.20%		14.32%		(8.02%)		0.28%
Ratios to average net assets(b)(c)
Total gross expenses	1.59	%(d)(e)	1.59	%(d)(e)	1.58	%(e)	1.59	%(e)	1.57	%(f)	1.64	%(e)	1.69	%(e)
Total net expenses(g)	1.55	%(d)(e)	1.55	%(d)(e)	1.55	%(e)	1.56	%(e)	1.55	%(f)	1.61	%(e)	1.66	%(e)
Net investment income	3.26	%(d)	3.51	%(d)	3.83%		3.61%		3.53%		3.39%		3.11%
Supplemental data
Net assets, end of period (in thousands)	$2,505		$2,612		$3,544		$7,435		$14,671		$19,622		$26,465
Portfolio turnover	5%		13%		30%		23%		29%		37%		51%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the six months ended January 31, 2013 and 0.01%, 0.01%, 0.01%, 0.07% and 0.12% for the years ended July 31, 2012, November 30, 2011, 2010, 2008 and 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which rounds to less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Tax-Exempt Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended November 30,
Class C	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$4.09		$3.82		$3.74		$3.72		$3.37		$3.79		$3.90
Income from investment operations:
Net investment income	0.07		0.09		0.14		0.14		0.13		0.12		0.12
Net realized and unrealized gain (loss)	0.04		0.27		0.08		0.02		0.35		(0.42)		(0.11)
Total from investment operations	0.11		0.36		0.22		0.16		0.48		(0.30)		0.01
Less distributions to shareholders:
Net investment income	(0.07)		(0.09)		(0.14)		(0.14)		(0.13)		(0.12)		(0.12)
Total distributions to shareholders	(0.07)		(0.09)		(0.14)		(0.14)		(0.13)		(0.12)		(0.12)
Net asset value, end of period	$4.13		$4.09		$3.82		$3.74		$3.72		$3.37		$3.79
Total return	2.66%		9.60%		6.07%		4.21%		14.33%		(8.02%)		0.28%
Ratios to average net assets(b)(c)
Total gross expenses	1.59	%(d)(e)	1.59	%(d)(e)	1.58	%(e)	1.59	%(e)	1.57	%(f)	1.64	%(e)	1.69	%(e)
Total net expenses(g)	1.55	%(d)(e)	1.55	%(d)(e)	1.55	%(e)	1.55	%(e)	1.54	%(f)	1.61	%(e)	1.66	%(e)
Net investment income	3.25	%(d)	3.51	%(d)	3.81%		3.63%		3.55%		3.35%		3.14%
Supplemental data
Net assets, end of period (in thousands)	$17,115		$13,106		$9,686		$10,335		$8,446		$5,593		$4,745
Portfolio turnover	5%		13%		30%		23%		29%		37%		51%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the six months ended January 31, 2013 and 0.01%, 0.01%, 0.01%, 0.07% and 0.12% for the years ended July 31, 2012, November 30, 2011, 2010, 2008 and 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which rounds to less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Tax-Exempt Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended November 30,
Class Z	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$4.08		$3.81		$3.73		$3.88
Income from investment operations:
Net investment income	0.09		0.12		0.18		0.03
Net realized and unrealized gain (loss)	0.04		0.27		0.08		(0.15)
Total from investment operations	0.13		0.39		0.26		(0.12)
Less distributions to shareholders:
Net investment income	(0.09)		(0.12)		(0.18)		(0.03)
Total distributions to shareholders	(0.09)		(0.12)		(0.18)		(0.03)
Net asset value, end of period	$4.12		$4.08		$3.81		$3.73
Total return	3.18%		10.36%		7.15%		(3.09%)
Ratios to average net assets(c)(d)
Total gross expenses	0.59	%(e)(f)	0.60	%(e)(f)	0.57	%(f)	0.49	%(e)(f)
Total net expenses(g)	0.55	%(e)(f)	0.55	%(e)(f)	0.55	%(f)	0.49	%(e)(f)
Net investment income	4.26	%(e)	4.51	%(e)	4.76%		4.68	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2,919		$1,983		$184		$2
Portfolio turnover	5%		13%		30%		23%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  For the period from September 27, 2010 (commencement of operations) to November 30, 2010.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the six months ended January 31, 2013 and 0.01%, 0.01% and 0.01% for the years ended July 31, 2012, November 30, 2011 and 2010, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Tax-Exempt Bond Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia AMT-Free Tax-Exempt Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Inverse Floater Program Transactions

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby

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Columbia AMT-Free Tax-Exempt Bond Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The liability approximates the fair market value of the short-term notes. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at January 31, 2013 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended January 31, 2013, the average value of short-term floating rate notes outstanding was $6,000,000 and the annualized average interest rate and fees related to these short-term floating rate notes was 0.65%.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

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Columbia AMT-Free Tax-Exempt Bond Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013 was 0.41% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2013, other expenses paid to this company were $1,156.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

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Columbia AMT-Free Tax-Exempt Bond Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

For the six months ended January 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.07%
Class B	0.07
Class C	0.07
Class Z	0.07

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations.

For the six months ended January 31, 2013, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $280,000 and $115,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $355,426 for Class A, $68 for Class B and $554 for Class C shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective December 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.81%
Class B	1.56
Class C	1.56
Class Z	0.56

Prior to December 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2013
30

Columbia AMT-Free Tax-Exempt Bond Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $584,370,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$75,934,000
Unrealized depreciation	(229,000)
Net unrealized appreciation	$75,705,000

The following capital loss carryforward, determined as of July 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$5,891,292

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $42,912,331 and $32,648,567, respectively, for the six months ended January 31, 2013.

Note 6. Shareholder Concentration

At January 31, 2013, one unaffiliated shareholder account owned 11.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of

Semiannual Report 2013
31

Columbia AMT-Free Tax-Exempt Bond Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
32

Columbia AMT-Free Tax-Exempt Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia AMT-Free Tax-Exempt Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR118_07_C01_(03/13)

Semiannual Report

January 31, 2013

Columbia Large Growth Quantitative Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Large Growth Quantitative Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Large Growth Quantitative Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	24
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Large Growth Quantitative Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Growth Quantitative Fund (the Fund) Class A shares returned 4.62% excluding sales charges for the six-month period that ended January 31, 2013.

>  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 7.75% during the same six-month period.

Average Annual Total Returns (%) (for period ended January 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	05/17/07
Excluding sales charges		4.62	10.91	4.06	1.99
Including sales charges		-1.43	4.50	2.84	0.95
Class B	05/17/07
Excluding sales charges		4.24	10.05	3.25	1.22
Including sales charges		-0.49	5.05	2.95	1.09
Class C	05/17/07
Excluding sales charges		4.19	9.99	3.26	1.21
Including sales charges		3.24	8.99	3.26	1.21
Class I	05/17/07	4.90	11.41	4.56	2.47
Class K (formerly Class R4)	05/17/07	4.75	11.12	4.29	2.21
Class R	05/17/07	4.50	10.60	3.83	1.76
Class R5*	11/08/12	4.72	11.01	4.08	2.01
Class W*	08/01/08	4.72	10.85	4.09	2.02
Class Z*	09/27/10	4.77	11.17	4.13	2.05
Russell 1000 Growth Index		7.75	13.43	5.70	4.18

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual funds/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Large Growth Quantitative Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at January 31, 2013)
Apple, Inc.	6.6
Microsoft Corp.	4.5
Philip Morris International, Inc.	3.4
Oracle Corp.	2.8
Verizon Communications, Inc.	2.6
Mastercard, Inc., Class A	2.5
United Parcel Service, Inc., Class B	2.5
Wal-Mart Stores, Inc.	2.5
Comcast Corp., Class A	2.4
Google, Inc., Class A	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2013)
Common Stocks	98.3
Consumer Discretionary	17.1
Consumer Staples	12.1
Energy	3.9
Financials	4.4
Health Care	12.5
Industrials	12.5
Information Technology	28.9
Materials	4.4
Telecommunication Services	2.5
Money Market Funds	1.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Oliver Buckley

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Large Growth Quantitative Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,046.20		1,019.11	6.24		6.16	1.21
Class B	1,000.00	1,000.00	1,042.40		1,015.38	10.04		9.91	1.95
Class C	1,000.00	1,000.00	1,041.90		1,015.32	10.09		9.96	1.96
Class I	1,000.00	1,000.00	1,049.00		1,021.37	3.93		3.87	0.76
Class K	1,000.00	1,000.00	1,047.50		1,020.11	5.21		5.14	1.01
Class R	1,000.00	1,000.00	1,045.00		1,017.74	7.63		7.53	1.48
Class R5	1,000.00	1,000.00	1,060.90	*	1,021.58	1.69	*	3.67	0.72 *
Class W	1,000.00	1,000.00	1,047.20		1,019.11	6.24		6.16	1.21
Class Z	1,000.00	1,000.00	1,047.70		1,020.42	4.90		4.84	0.95

*For the period November 8, 2012 through January 31, 2013. Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until November 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.28% for Class A, 2.03% for Class B, 2.03% for Class C, 0.87% for Class I, 1.17% for Class K, 1.53% for Class R, 0.92% for Class R5, 1.28% for Class W, and 1.03% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective December 1, 2012. If this change had been in place for the entire six month period ended January 31, 2013, the actual expenses paid would have been $6.60 for Class A, $10.45 for Class B, $10.45 for Class C, $4.49 for Class I, $6.04 for Class K, $7.89 for Class R, $2.16 for Class R5, $6.60 for Class W, and $5.32 for Class Z; the hypothetical expenses paid would have been $6.51 for Class A, $10.31 for Class B, $10.31 for Class C, $4.43 for Class I, $5.96 for Class K, $7.78 for Class R, $4.69 for Class R5, $6.51 for Class W, and $5.24 for Class Z.

Semiannual Report 2013
4

Columbia Large Growth Quantitative Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.3%

Issuer	Shares	Value ($)
Consumer Discretionary 17.1%
Auto Components 1.3%
Delphi Automotive PLC(a)	191,100	7,387,926
Hotels, Restaurants & Leisure 1.1%
Bally Technologies, Inc.(a)	32,000	1,541,120
International Game Technology	286,100	4,397,357
Yum! Brands, Inc.	10,600	688,364
Total		6,626,841
Media 6.4%
Comcast Corp., Class A	362,000	13,784,960
DIRECTV(a)	238,500	12,196,890
Discovery Communications, Inc., Class A(a)	164,700	11,426,886
Total		37,408,736
Specialty Retail 8.3%
Aaron's, Inc.	335,187	9,938,295
American Eagle Outfitters, Inc.	292,700	5,915,467
Gap, Inc. (The)	298,900	9,768,052
Ross Stores, Inc.	175,210	10,460,037
TJX Companies, Inc.	267,464	12,084,023
Total		48,165,874
Total Consumer Discretionary		99,589,377
Consumer Staples 12.1%
Beverages 1.0%
Coca-Cola Co. (The)	66,200	2,465,288
Coca-Cola Enterprises, Inc.	91,833	3,202,217
Total		5,667,505
Food & Staples Retailing 4.8%
CVS Caremark Corp.	71,800	3,676,160
Kroger Co. (The)	322,243	8,926,131
Safeway, Inc.	55,000	1,058,750
Wal-Mart Stores, Inc.	208,565	14,589,122
Total		28,250,163
Food Products 2.3%
Campbell Soup Co.	272,058	9,987,249
Hershey Co. (The)	40,400	3,209,780
Total		13,197,029
Personal Products 0.4%
Herbalife Ltd.	38,200	1,387,424
Nu Skin Enterprises, Inc., Class A	22,700	961,572
Total		2,348,996

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 3.6%
Altria Group, Inc.	47,624	1,603,976
Lorillard, Inc.	9,000	351,630
Philip Morris International, Inc.	218,800	19,289,408
Total		21,245,014
Total Consumer Staples		70,708,707
Energy 3.9%
Energy Equipment & Services 1.5%
National Oilwell Varco, Inc.	41,200	3,054,568
Oceaneering International, Inc.	39,400	2,490,474
RPC, Inc.	230,300	3,447,591
Total		8,992,633
Oil, Gas & Consumable Fuels 2.4%
EOG Resources, Inc.	95,300	11,910,594
Williams Companies, Inc. (The)	50,600	1,773,530
Total		13,684,124
Total Energy		22,676,757
Financials 4.4%
Consumer Finance 0.1%
American Express Co.	5,300	311,693
Insurance 1.3%
Aon PLC	100,500	5,802,870
Travelers Companies, Inc. (The)	23,300	1,828,118
Total		7,630,988
Real Estate Investment Trusts (REITs) 3.0%
Simon Property Group, Inc.	59,700	9,562,746
Taubman Centers, Inc.	97,200	7,921,800
Total		17,484,546
Total Financials		25,427,227
Health Care 12.5%
Biotechnology 3.6%
Alexion Pharmaceuticals, Inc.(a)	21,400	2,011,386
Amgen, Inc.	42,500	3,632,050
Celgene Corp.(a)	46,200	4,571,952
Gilead Sciences, Inc.(a)	191,700	7,562,565
Onyx Pharmaceuticals, Inc.(a)	18,400	1,426,368
Vertex Pharmaceuticals, Inc.(a)	37,800	1,692,684
Total		20,897,005

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Large Growth Quantitative Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.2%
St. Jude Medical, Inc.	27,200	1,107,040
Health Care Providers & Services 1.6%
AmerisourceBergen Corp.	80,100	3,634,137
McKesson Corp.	56,300	5,924,449
Total		9,558,586
Life Sciences Tools & Services 1.4%
Covance, Inc.(a)	117,500	7,838,425
Pharmaceuticals 5.7%
Bristol-Myers Squibb Co.	310,400	11,217,856
Eli Lilly & Co.	210,319	11,292,027
Warner Chilcott PLC, Class A	772,400	10,944,908
Total		33,454,791
Total Health Care		72,855,847
Industrials 12.5%
Aerospace & Defense 1.8%
Lockheed Martin Corp.	124,223	10,791,252
Air Freight & Logistics 2.5%
United Parcel Service, Inc., Class B	184,100	14,597,289
Airlines 0.8%
Southwest Airlines Co.	412,900	4,628,609
Electrical Equipment 1.5%
Emerson Electric Co.	148,956	8,527,731
Industrial Conglomerates 1.8%
Danaher Corp.	178,700	10,709,491
Machinery 3.6%
Illinois Tool Works, Inc.	178,700	11,227,721
Ingersoll-Rand PLC	188,700	9,697,293
Total		20,925,014
Professional Services 0.5%
Equifax, Inc.	50,700	2,976,090
Total Industrials		73,155,476
Information Technology 28.9%
Communications Equipment 0.1%
QUALCOMM, Inc.	9,100	600,873

Common Stocks (continued)

Issuer	Shares	Value ($)
Computers & Peripherals 8.9%
Apple, Inc.	82,811	37,704,677
EMC Corp.(a)	458,800	11,291,068
Western Digital Corp.	60,900	2,862,300
Total		51,858,045
Internet Software & Services 2.2%
Google, Inc., Class A(a)	16,940	12,801,389
IT Services 7.2%
Accenture PLC, Class A	177,400	12,753,286
International Business Machines Corp.	41,120	8,350,238
Mastercard, Inc., Class A	28,200	14,618,880
Visa, Inc., Class A	40,900	6,458,519
Total		42,180,923
Semiconductors & Semiconductor Equipment 1.7%
Broadcom Corp., Class A	35,900	1,164,955
Linear Technology Corp.	238,000	8,715,560
Total		9,880,515
Software 8.8%
Microsoft Corp.(b)	943,190	25,909,429
Oracle Corp.	458,600	16,284,886
SolarWinds, Inc.(a)	43,900	2,389,038
VMware, Inc., Class A(a)	88,000	6,730,240
Total		51,313,593
Total Information Technology		168,635,338
Materials 4.4%
Chemicals 4.4%
CF Industries Holdings, Inc.	46,800	10,725,156
Eastman Chemical Co.	105,400	7,499,210
PPG Industries, Inc.	55,000	7,582,850
Total		25,807,216
Total Materials		25,807,216
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.5%
Verizon Communications, Inc.	339,000	14,783,790
Total Telecommunication Services		14,783,790
Total Common Stocks (Cost: $480,024,136)		573,639,735

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Large Growth Quantitative Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Money Market Funds 1.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.132%(c)(d)	10,085,867	10,085,867
Total Money Market Funds (Cost: $10,085,867)		10,085,867
Total Investments (Cost: $490,110,003)		583,725,602
Other Assets & Liabilities, Net		(7,039)
Net Assets		583,718,563

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	29	10,826,425	March 2013	186,900	—

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At January 31, 2013, investments in securities included securities valued at $960,750 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2013.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	8,515,604	76,339,768	(74,769,505)	10,085,867	8,743	10,085,867

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Large Growth Quantitative Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Large Growth Quantitative Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	99,589,377	—	—	99,589,377
Consumer Staples	70,708,707	—	—	70,708,707
Energy	22,676,757	—	—	22,676,757
Financials	25,427,227	—	—	25,427,227
Health Care	72,855,847	—	—	72,855,847
Industrials	73,155,476	—	—	73,155,476
Information Technology	168,635,338	—	—	168,635,338
Materials	25,807,216	—	—	25,807,216
Telecommunication Services	14,783,790	—	—	14,783,790
Total Equity Securities	573,639,735	—	—	573,639,735
Other
Money Market Funds	10,085,867	—	—	10,085,867
Total Other	10,085,867	—	—	10,085,867
Investments in Securities	583,725,602	—	—	583,725,602
Derivatives
Assets
Futures Contracts	186,900	—	—	186,900
Total	583,912,502	—	—	583,912,502

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Large Growth Quantitative Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $480,024,136)	$573,639,735
Affiliated issuers (identified cost $10,085,867)	10,085,867
Total investments (identified cost $490,110,003)	583,725,602
Receivable for:
Capital shares sold	347,986
Dividends	408,499
Total assets	584,482,087
Liabilities
Disbursements in excess of cash	2,164
Payable for:
Capital shares purchased	564,949
Variation margin on futures contracts	14,528
Investment management fees	10,976
Distribution and/or service fees	2,783
Transfer agent fees	74,551
Administration fees	952
Compensation of board members	33,205
Expense reimbursement due to Investment Manager	56
Other expenses	59,360
Total liabilities	763,524
Net assets applicable to outstanding capital stock	$583,718,563
Represented by
Paid-in capital	$479,531,038
Undistributed net investment income	1,778,275
Accumulated net realized gain	8,606,751
Unrealized appreciation (depreciation) on:
Investments	93,615,599
Futures contracts	186,900
Total — representing net assets applicable to outstanding capital stock	$583,718,563

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Large Growth Quantitative Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A
Net assets	$295,895,407
Shares outstanding	37,190,456
Net asset value per share	$7.96
Maximum offering price per share(a)	$8.45
Class B
Net assets	$1,131,066
Shares outstanding	143,331
Net asset value per share	$7.89
Class C
Net assets	$2,462,954
Shares outstanding	313,560
Net asset value per share	$7.85
Class I
Net assets	$189,748,631
Shares outstanding	23,612,596
Net asset value per share	$8.04
Class K(b)
Net assets	$8,038
Shares outstanding	1,000
Net asset value per share	$8.04
Class R
Net assets	$102,535
Shares outstanding	12,853
Net asset value per share	$7.98
Class R5
Net assets	$2,377
Shares outstanding	293
Net asset value per share(c)	$8.12
Class W
Net assets	$93,922,304
Shares outstanding	11,744,691
Net asset value per share	$8.00
Class Z
Net assets	$445,251
Shares outstanding	55,744
Net asset value per share	$7.99

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Large Growth Quantitative Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$8,528,299
Dividends — affiliated issuers	8,743
Income from securities lending — net	210,875
Foreign taxes withheld	(5,274)
Total income	8,742,643
Expenses:
Investment management fees	2,024,151
Distribution and/or service fees
Class A	385,141
Class B	6,079
Class C	12,926
Class R	151
Class W	112,032
Transfer agent fees
Class A	344,718
Class B	1,358
Class C	2,890
Class K(a)	2
Class R	68
Class W	100,392
Class Z	594
Administration fees	175,526
Plan administration fees
Class K(a)	11
Compensation of board members	12,147
Custodian fees	5,111
Printing and postage fees	67,258
Registration fees	52,634
Professional fees	16,420
Other	2,771
Total expenses	3,322,380
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(147,683)
Total net expenses	3,174,697
Net investment income	5,567,946
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	18,145,165
Futures contracts	1,437,238
Net realized gain	19,582,403
Net change in unrealized appreciation (depreciation) on:
Investments	824,213
Futures contracts	(102,382)
Net change in unrealized appreciation (depreciation)	721,831
Net realized and unrealized gain	20,304,234
Net increase in net assets resulting from operations	$25,872,180

(a) Effective October 25, 2012, Class R4 shares were renamed Class K shares.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Large Growth Quantitative Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013(a) (Unaudited)	Year Ended July 31, 2012(b)	Year Ended September 30, 2011
Operations
Net investment income	$5,567,946	$5,734,414	$7,263,195
Net realized gain	19,582,403	43,907,173	92,056,330
Net change in unrealized appreciation (depreciation)	721,831	77,496,691	(58,245,454)
Net increase in net assets resulting from operations	25,872,180	127,138,278	41,074,071
Distributions to shareholders
Net investment income
Class A	(4,655,743)	(2,197,708)	(2,322,522)
Class B	(4,548)	—	—
Class C	(19,976)	(1,344)	(130)
Class I	(3,477,463)	(2,056,677)	(2,610,778)
Class K(c)	(141)	(91)	(65)
Class R	(1,716)	(48)	(39)
Class R5	(48)	—	—
Class W	(1,330,975)	(549,906)	(1,066,588)
Class Z	(9,356)	(1,830)	(194)
Net realized gains
Class A	(27,358,451)	(43,181,873)	(17,771,094)
Class B	(101,944)	(238,206)	(136,041)
Class C	(221,411)	(280,056)	(93,287)
Class I	(15,926,638)	(22,684,983)	(11,941,305)
Class K(c)	(751)	(1,279)	(467)
Class R	(8,615)	(1,279)	(467)
Class R5	(220)	—	—
Class W	(7,835,286)	(11,733,225)	(8,756,783)
Class Z	(46,698)	(22,545)	(892)
Total distributions to shareholders	(60,999,980)	(82,951,050)	(44,700,652)
Increase (decrease) in net assets from capital stock activity	50,051,624	(49,978,010)	(173,894,151)
Total increase (decrease) in net assets	14,923,824	(5,790,782)	(177,520,732)
Net assets at beginning of period	568,794,739	574,585,521	752,106,253
Net assets at end of period	$583,718,563	$568,794,739	$574,585,521
Undistributed net investment income	$1,778,275	$5,710,295	$4,787,460

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b) For the period October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(c) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Large Growth Quantitative Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013(a) (Unaudited)		Year Ended July 31, 2012(b)		Year Ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	6,874,315	60,029,321	1,762,074	14,645,155	9,061,583	78,901,223
Distributions reinvested	4,116,968	31,947,673	6,023,174	44,993,103	2,283,735	19,914,167
Redemptions	(7,695,107)	(63,667,187)	(13,232,091)	(113,079,533)	(13,224,707)	(118,584,834)
Net increase (decrease)	3,296,176	28,309,807	(5,446,843)	(53,441,275)	(1,879,389)	(19,769,444)
Class B shares
Subscriptions	2,533	21,670	23,247	191,901	20,312	181,029
Distributions reinvested	13,799	106,248	31,830	235,221	15,480	133,903
Redemptions(c)	(22,576)	(184,842)	(100,180)	(824,945)	(153,580)	(1,400,495)
Net decrease	(6,244)	(56,924)	(45,103)	(397,823)	(117,788)	(1,085,563)
Class C shares
Subscriptions	43,712	363,109	110,643	905,638	60,153	536,979
Distributions reinvested	20,258	155,173	21,629	159,844	5,713	49,417
Redemptions	(51,904)	(425,901)	(50,414)	(416,576)	(50,124)	(435,315)
Net increase	12,066	92,381	81,858	648,906	15,742	151,081
Class I shares
Subscriptions	598,721	5,074,798	6,121,042	51,603,405	1,888,271	17,066,004
Distributions reinvested	2,478,115	19,403,644	3,285,652	24,740,962	1,655,495	14,551,798
Redemptions	(1,645,202)	(14,123,547)	(7,229,446)	(61,532,563)	(10,654,518)	(98,177,673)
Net increase (decrease)	1,431,634	10,354,895	2,177,248	14,811,804	(7,110,752)	(66,559,871)
Class R shares
Subscriptions	13,363	117,961	—	—	—	—
Distributions reinvested	1,212	9,431	—	—	—	—
Redemptions	(2,722)	(23,414)	—	—	—	—
Net increase	11,853	103,978	—	—	—	—
Class R5 shares
Subscriptions	293	2,500	—	—	—	—
Net increase	293	2,500	—	—	—	—
Class W shares
Subscriptions	1,637,981	13,937,462	1,938,898	16,399,225	2,747,164	24,284,312
Distributions reinvested	1,175,097	9,165,758	1,637,650	12,282,365	1,122,637	9,823,071
Redemptions	(1,394,317)	(11,911,160)	(4,656,595)	(40,561,600)	(13,607,899)	(120,877,826)
Net increase (decrease)	1,418,761	11,192,060	(1,080,047)	(11,880,010)	(9,738,098)	(86,770,443)
Class Z shares
Subscriptions	33,885	296,676	45,685	365,184	24,878	229,182
Distributions reinvested	6,832	53,150	1,653	12,384	104	917
Redemptions	(36,114)	(296,899)	(11,581)	(97,180)	(9,895)	(90,010)
Net increase	4,603	52,927	35,757	280,388	15,087	140,089
Total net increase (decrease)	6,169,142	50,051,624	(4,277,130)	(49,978,010)	(18,815,198)	(173,894,151)

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b) For the period October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(c) Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Large Growth Quantitative Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class A	(Unaudited)		2012(a)		2011		2010	2009		2008	2007(b)
Per share data
Net asset value, beginning of period	$8.47		$8.04		$8.32		$7.50	$7.65		$10.36	$10.07
Income from investment operations:
Net investment income	0.07		0.07		0.08		0.04	0.05		0.05	0.01
Net realized and unrealized gain (loss)	0.30		1.70		0.17		0.81	(0.16)		(2.71)	0.28
Total from investment operations	0.37		1.77		0.25		0.85	(0.11)		(2.66)	0.29
Less distributions to shareholders:
Net investment income	(0.13)		(0.06)		(0.06)		(0.03)	(0.04)		(0.04)	—
Net realized gains	(0.75)		(1.28)		(0.47)		—	(0.00	)(c)	(0.01)	—
Total distributions to shareholders	(0.88)		(1.34)		(0.53)		(0.03)	(0.04)		(0.05)	—
Net asset value, end of period	$7.96		$8.47		$8.04		$8.32	$7.50		$7.65	$10.36
Total return	4.62%		24.31%		2.49%		11.39%	(1.27%)		(25.78%)	2.88%
Ratios to average net assets(d)
Total gross expenses	1.27	%(e)	1.29	%(e)	1.23%		1.23%	1.22%		1.13%	1.44	%(e)
Total net expenses(f)	1.21	%(e)	1.19	%(e)(g)	1.23	%(g)	1.21%	1.22%		1.13%	1.38	%(e)
Net investment income	1.72	%(e)	1.07	%(e)	0.88%		0.51%	0.71%		0.51%	0.22	%(e)
Supplemental data
Net assets, end of period (in thousands)	$295,895		$286,932		$316,366		$343,147	$274,024		$25,776	$4,279
Portfolio turnover	56%		65%		57%		98%	58%		70%	21%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from May 17, 2007 (commencement of operations) to September 30, 2007.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class B	(Unaudited)		2012(a)		2011		2010	2009		2008	2007(b)
Per share data
Net asset value, beginning of period	$8.34		$7.93		$8.22		$7.43	$7.58		$10.33	$10.07
Income from investment operations:
Net investment income (loss)	0.04		0.02		0.01		(0.02)	(0.00	)(c)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	0.29		1.67		0.17		0.81	(0.15)		(2.69)	0.28
Total from investment operations	0.33		1.69		0.18		0.79	(0.15)		(2.71)	0.26
Less distributions to shareholders:
Net investment income	(0.03)		—		—		—	(0.00	)(c)	(0.03)	—
Net realized gains	(0.75)		(1.28)		(0.47)		—	(0.00	)(c)	(0.01)	—
Total distributions to shareholders	(0.78)		(1.28)		(0.47)		—	(0.00	)(c)	(0.04)	—
Net asset value, end of period	$7.89		$8.34		$7.93		$8.22	$7.43		$7.58	$10.33
Total return	4.24%		23.37%		1.68%		10.63%	(1.97%)		(26.35%)	2.58%
Ratios to average net assets(d)
Total gross expenses	2.01	%(e)	2.06	%(e)	1.97%		2.00%	1.99%		1.89%	2.17	%(e)
Total net expenses(f)	1.95	%(e)	1.94	%(e)(g)	1.97	%(g)	1.98%	1.99%		1.89%	2.14	%(e)
Net investment income (loss)	1.05	%(e)	0.34	%(e)	0.12%		(0.30%)	(0.02%)		(0.25%)	(0.49	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$1,131		$1,248		$1,543		$2,568	$3,579		$2,912	$327
Portfolio turnover	56%		65%		57%		98%	58%		70%	21%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from May 17, 2007 (commencement of operations) to September 30, 2007.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class C	(Unaudited)		2012(a)		2011		2010	2009		2008	2007(b)
Per share data
Net asset value, beginning of period	$8.34		$7.93		$8.22		$7.43	$7.58		$10.33	$10.07
Income from investment operations:
Net investment income (loss)	0.04		0.02		0.01		(0.02)	0.00	(c)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	0.29		1.68		0.17		0.81	(0.15)		(2.70)	0.28
Total from investment operations	0.33		1.70		0.18		0.79	(0.15)		(2.72)	0.26
Less distributions to shareholders:
Net investment income	(0.07)		(0.01)		(0.00	)(c)	—	—		(0.02)	—
Net realized gains	(0.75)		(1.28)		(0.47)		—	(0.00	)(c)	(0.01)	—
Total distributions to shareholders	(0.82)		(1.29)		(0.47)		—	(0.00	)(c)	(0.03)	—
Net asset value, end of period	$7.85		$8.34		$7.93		$8.22	$7.43		$7.58	$10.33
Total return	4.19%		23.46%		1.69%		10.63%	(1.98%)		(26.39%)	2.58%
Ratios to average net assets(d)
Total gross expenses	2.01	%(e)	2.04	%(e)	1.98%		1.99%	1.98%		1.90%	2.27	%(e)
Total net expenses(f)	1.96	%(e)	1.94	%(e)(g)	1.98	%(g)	1.96%	1.98%		1.90%	2.13	%(e)
Net investment income (loss)	1.01	%(e)	0.30	%(e)	0.13%		(0.25%)	0.01%		(0.25%)	(0.53	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$2,463		$2,515		$1,742		$1,676	$1,561		$1,726	$31
Portfolio turnover	56%		65%		57%		98%	58%		70%	21%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from May 17, 2007 (commencement of operations) to September 30, 2007.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class I	(Unaudited)		2012(a)		2011	2010	2009		2008	2007(b)
Per share data
Net asset value, beginning of period	$8.56		$8.14		$8.41	$7.57	$7.68		$10.37	$10.07
Income from investment operations:
Net investment income	0.10		0.11		0.13	0.08	0.08		0.08	0.03
Net realized and unrealized gain (loss)	0.29		1.71		0.17	0.81	(0.14)		(2.71)	0.27
Total from investment operations	0.39		1.82		0.30	0.89	(0.06)		(2.63)	0.30
Less distributions to shareholders:
Net investment income	(0.16)		(0.12)		(0.10)	(0.05)	(0.05)		(0.05)	—
Net realized gains	(0.75)		(1.28)		(0.47)	—	(0.00	)(c)	(0.01)	—
Total distributions to shareholders	(0.91)		(1.40)		(0.57)	(0.05)	(0.05)		(0.06)	—
Net asset value, end of period	$8.04		$8.56		$8.14	$8.41	$7.57		$7.68	$10.37
Total return	4.90%		24.64%		3.06%	11.84%	(0.56%)		(25.50%)	2.98%
Ratios to average net assets(d)
Total gross expenses	0.79	%(e)	0.80	%(e)	0.73%	0.71%	0.72%		0.71%	0.95	%(e)
Total net expenses(f)	0.76	%(e)	0.75	%(e)	0.73%	0.71%	0.72%		0.71%	0.95	%(e)
Net investment income	2.21	%(e)	1.49	%(e)	1.38%	1.00%	1.27%		0.89%	0.71	%(e)
Supplemental data
Net assets, end of period (in thousands)	$189,749		$189,839		$162,770	$228,158	$206,056		$161,646	$76,003
Portfolio turnover	56%		65%		57%	98%	58%		70%	21%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from May 17, 2007 (commencement of operations) to September 30, 2007.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class K(a)	(Unaudited)		2012(b)		2011	2010	2009		2008	2007(c)
Per share data
Net asset value, beginning of period	$8.55		$8.12		$8.39	$7.54	$7.68		$10.36	$10.07
Income from investment operations:
Net investment income	0.09		0.09		0.10	0.05	0.06		0.08	0.01
Net realized and unrealized gain (loss)	0.29		1.71		0.16	0.83	(0.16)		(2.71)	0.28
Total from investment operations	0.38		1.80		0.26	0.88	(0.10)		(2.63)	0.29
Less distributions to shareholders:
Net investment income	(0.14)		(0.09)		(0.06)	(0.03)	(0.04)		(0.04)	—
Net realized gains	(0.75)		(1.28)		(0.47)	—	(0.00	)(d)	(0.01)	—
Total distributions to shareholders	(0.89)		(1.37)		(0.53)	(0.03)	(0.04)		(0.05)	—
Net asset value, end of period	$8.04		$8.55		$8.12	$8.39	$7.54		$7.68	$10.36
Total return	4.75%		24.45%		2.64%	11.68%	(1.10%)		(25.49%)	2.88%
Ratios to average net assets(e)
Total gross expenses	1.09	%(f)	1.10	%(f)	1.03%	1.04%	1.02%		1.00%	1.48	%(f)
Total net expenses(g)	1.01	%(f)	1.04	%(f)	1.01%	1.04%	0.98%		0.81%	1.28	%(f)
Net investment income	1.98	%(f)	1.24	%(f)	1.10%	0.63%	1.01%		0.84%	0.35	%(f)
Supplemental data
Net assets, end of period (in thousands)	$8		$9		$8	$8	$8		$22	$10
Portfolio turnover	56%		65%		57%	98%	58%		70%	21%

Notes to Financial Highlights

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(c)  For the period from May 17, 2007 (commencement of operations) to September 30, 2007.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class R	(Unaudited)		2012(a)		2011	2010		2009		2008	2007(b)
Per share data
Net asset value, beginning of period	$8.52		$8.08		$8.37	$7.53		$7.65		$10.34	$10.07
Income from investment operations:
Net investment income (loss)	0.03		0.06		0.06	0.02		0.03		0.03	(0.01)
Net realized and unrealized gain (loss)	0.33		1.71		0.16	0.82		(0.14)		(2.70)	0.28
Total from investment operations	0.36		1.77		0.22	0.84		(0.11)		(2.67)	0.27
Less distributions to shareholders:
Net investment income	(0.15)		(0.05)		(0.04)	(0.00	)(c)	(0.01)		(0.01)	—
Net realized gains	(0.75)		(1.28)		(0.47)	—		(0.00	)(c)	(0.01)	—
Total distributions to shareholders	(0.90)		(1.33)		(0.51)	(0.00	)(c)	(0.01)		(0.02)	—
Net asset value, end of period	$7.98		$8.52		$8.08	$8.37		$7.53		$7.65	$10.34
Total return	4.50%		24.04%		2.10%	11.17%		(1.38%)		(25.86%)	2.68%
Ratios to average net assets(d)
Total gross expenses	1.53	%(e)	1.53	%(e)	1.47%	1.50%		1.53%		1.51%	1.98	%(e)
Total net expenses(f)	1.48	%(e)	1.44	%(e)	1.47%	1.50%		1.45%		1.26%	1.78	%(e)
Net investment income (loss)	0.80	%(e)	0.85	%(e)	0.64%	0.21%		0.53%		0.35%	(0.15	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$103		$9		$8	$8		$8		$8	$10
Portfolio turnover	56%		65%		57%	98%		58%		70%	21%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from May 17, 2007 (commencement of operations) to September 30, 2007.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013(a)
Class R5	(Unaudited)
Per share data
Net asset value, beginning of period	$8.54
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain	0.47
Total from investment operations	0.50
Less distributions to shareholders:
Net investment income	(0.17)
Net realized gains	(0.75)
Total distributions to shareholders	(0.92)
Net asset value, end of period	$8.12
Total return	6.09%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)
Total net expenses(d)	0.72	%(c)
Net investment income	1.56	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	56%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class W	(Unaudited)		2012(a)		2011		2010	2009		2008(b)
Per share data
Net asset value, beginning of period	$8.50		$8.07		$8.35		$7.52	$7.66		$8.80
Income from investment operations:
Net investment income	0.07		0.07		0.08		0.04	0.05		0.01
Net realized and unrealized gain (loss)	0.31		1.70		0.16		0.83	(0.15)		(1.15)
Total from investment operations	0.38		1.77		0.24		0.87	(0.10)		(1.14)
Less distributions to shareholders:
Net investment income	(0.13)		(0.06)		(0.05)		(0.04)	(0.04)		—
Net realized gains	(0.75)		(1.28)		(0.47)		—	(0.00	)(c)	—
Total distributions to shareholders	(0.88)		(1.34)		(0.52)		(0.04)	(0.04)		—
Net asset value, end of period	$8.00		$8.50		$8.07		$8.35	$7.52		$7.66
Total return	4.72%		24.13%		2.43%		11.54%	(1.18%)		(12.95%)
Ratios to average net assets(d)
Total gross expenses	1.27	%(e)	1.30	%(e)	1.23%		1.16%	1.17%		1.13	%(e)
Total net expenses(f)	1.21	%(e)	1.19	%(e)(g)	1.23	%(g)	1.16%	1.17%		1.13	%(e)
Net investment income	1.72	%(e)	1.03	%(e)	0.91%		0.55%	0.72%		0.98	%(e)
Supplemental data
Net assets, end of period (in thousands)	$93,922		$87,810		$92,023		$176,538	$188,126		$4
Portfolio turnover	56%		65%		57%		98%	58%		70%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from August 1, 2008 (commencement of operations) to September 30, 2008.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class Z	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$8.51		$8.10		$8.42		$8.42
Income from investment operations:
Net investment income	0.09		0.08		0.11		0.00	(c)
Net realized and unrealized gain	0.29		1.71		0.14		0.00	(c)
Total from investment operations	0.38		1.79		0.25		0.00	(c)
Less distributions to shareholders:
Net investment income	(0.15)		(0.10)		(0.10)		—
Net realized gains	(0.75)		(1.28)		(0.47)		—
Total distributions to shareholders	(0.90)		(1.38)		(0.57)		—
Net asset value, end of period	$7.99		$8.51		$8.10		$8.42
Total return	4.77%		24.46%		2.43%		0.00	%(c)
Ratios to average net assets(d)
Total gross expenses	1.01	%(e)	1.02	%(e)	0.98%		0.95	%(e)
Total net expenses(f)	0.95	%(e)	0.92	%(e)(g)	0.98	%(g)	0.95	%(e)
Net investment income	1.98	%(e)	1.19	%(e)	1.25%		3.19	%(e)
Supplemental data
Net assets, end of period (in thousands)	$445		$435		$125		$3
Portfolio turnover	56%		65%		57%		98%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Growth Quantitative Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Large Growth Quantitative Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many

Semiannual Report 2013
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Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into

Semiannual Report 2013
25

Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at January 31, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	186,900	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended January 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	1,437,238
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(102,382)

The following table is a summary of the volume of derivative instruments for the six months ended January 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	322

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Semiannual Report 2013
26

Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.52% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013 was 0.68% of the Fund's average daily net assets.

Semiannual Report 2013
27

Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2013, other expenses paid to this company were $1,089.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of

Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class K	0.05
Class R	0.23
Class R5	0.05
Class W	0.22
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be

Semiannual Report 2013
28

Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $108,000 and $22,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $29,931 for Class A and $706 for Class C shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective December 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.28%
Class B	2.03
Class C	2.03
Class I	0.87
Class K	1.17
Class R	1.53
Class R5	0.92
Class W	1.28
Class Z	1.03

Prior to December 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.17%
Class B	1.92
Class C	1.92
Class I	0.74
Class K	1.04
Class R	1.42
Class W	1.17
Class Z	0.92

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $490,110,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$95,651,000
Unrealized depreciation	(2,035,000)
Net unrealized appreciation	$93,616,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $7,297,018 at July 31, 2012 as arising on August 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require

Semiannual Report 2013
29

Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $318,847,782 and $324,933,297, respectively, for the six months ended January 31, 2013.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At January 31, 2013, one unaffiliated shareholder account owned 57.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 32.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 10. Risks Relating to Certain Investments

At January 31, 2013, the Fund invested a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

Semiannual Report 2013
30

Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
31

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Semiannual Report 2013
32

Columbia Large Growth Quantitative Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Large Growth Quantitative Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR178_07_C01_(03/13)

Semiannual Report

January 31, 2013

Columbia Floating Rate Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Floating Rate Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>    Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Floating Rate Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	21
Statement of Operations	23
Statement of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	35
Important Information About This Report	45

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Floating Rate Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Floating Rate Fund (the Fund) Class A shares gained 5.14% excluding sales charges for the six months ended January 31, 2013.

>  The Fund outperformed its benchmark, the Credit Suisse Leveraged Loan Index, which increased 4.85% during the same period.

Average Annual Total Returns (%) (for period ended January 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	02/16/06
Excluding sales charges		5.14	8.75	5.08	4.28
Including sales charges		1.93	5.52	4.45	3.83
Class B	02/16/06
Excluding sales charges		4.74	7.93	4.32	3.51
Including sales charges		-0.26	2.93	3.98	3.51
Class C	02/16/06
Excluding sales charges		4.63	7.95	4.30	3.50
Including sales charges		3.63	6.95	4.30	3.50
Class I	02/16/06	5.34	9.17	5.44	4.63
Class K (formerly Class R4)	02/16/06	5.16	8.95	5.21	4.45
Class R*	09/27/10	5.01	8.48	4.85	4.04
Class R5*	08/01/08	5.29	9.10	5.36	4.48
Class W*	12/01/06	5.02	8.76	5.00	4.21
Class Z*	09/27/10	5.28	9.03	5.21	4.37
Credit Suisse Leveraged Loan Index		4.85	8.49	5.71	4.76	**

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

**From February 28, 2006.

The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Floating Rate Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013)
Common Stocks	2.6
Consumer Discretionary	0.9
Information Technology	0.0	(a)
Materials	1.7
Telecommunication Services	0.0	(a)
Corporate Bonds & Notes	7.4
Consumer Discretionary	1.8
Consumer Staples	1.5
Health Care	0.8
Industrials	1.2
Materials	0.8
Telecommunication	1.3
Money Market Funds	9.8
Senior Loans	80.2
Consumer Discretionary	24.3
Consumer Staples	5.9
Energy	0.8
Financials	2.6
Health Care	7.5
Industrials	8.6
Materials	8.9
Telecommunication	18.6
Utilities	3.0
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at January 31, 2013)
B rating	72.7
BB rating	12.7
BBB rating	1.0
CC rating	1.3
CCC rating	11.6
D rating	0.0	(a)
Not rated	0.7
Total	100.0

(a) Rounds to zero.

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the Moody's rating, when available. If Moody's doesn't rate a bond, then the S&P rating is used. If neither Moody's nor S&P rates a bond, then it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Lynn Hopton

Yvonne Stevens

Steven Staver

Ronald Launsbach, CFA

Semiannual Report 2013
3

Columbia Floating Rate Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,051.40	1,019.66	5.69	5.60	1.10
Class B	1,000.00	1,000.00	1,047.40	1,015.93	9.50	9.35	1.84
Class C	1,000.00	1,000.00	1,046.30	1,015.93	9.49	9.35	1.84
Class I	1,000.00	1,000.00	1,053.40	1,021.58	3.73	3.67	0.72
Class K (formerly Class R4)	1,000.00	1,000.00	1,051.60	1,020.06	5.27	5.19	1.02
Class R	1,000.00	1,000.00	1,050.10	1,018.40	6.98	6.87	1.35
Class R5	1,000.00	1,000.00	1,052.90	1,021.32	3.98	3.92	0.77
Class W	1,000.00	1,000.00	1,050.20	1,019.66	5.68	5.60	1.10
Class Z	1,000.00	1,000.00	1,052.80	1,020.97	4.35	4.28	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Floating Rate Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Senior Loans 80.8%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
TransDigm, Inc. Tranche B2 Term Loan(a)(b) 02/14/17	4.000%	3,250,207	3,277,638
Airlines 1.4%
Delta Air Lines, Inc.(a)(b) Term Loan 04/20/17	5.500%	1,974,937	1,993,443
Tranche B1 Term Loan 10/18/18	5.250%	1,600,000	1,619,248
Tranche B2 Term Loan 04/18/16	4.250%	2,075,000	2,099,381
U.S. Airways Group, Inc. Term Loan(a)(b) 03/21/14	2.702%	2,487,958	2,473,975
United Air Lines, Inc. Tranche B Term Loan(a)(b) 02/01/14	2.250%	759,341	761,239
Total			8,947,286
Automotive 2.3%
Allison Transmission, Inc. Tranche B1 Term Loan(a)(b) 08/07/14	2.710%	401,347	402,065
Chrysler Group LLC Tranche B Term Loan(a)(b) 05/24/17	6.000%	3,233,318	3,295,980
Federal-Mogul Corp.(a)(b) Tranche B Term Loan 12/29/14	2.146%	1,508,520	1,429,323
Tranche C Term Loan 12/28/15	2.139%	769,653	729,246
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(a)(b) 04/30/19	4.750%	2,200,000	2,224,442
Navistar, Inc. Tranche B Term Loan(a)(b) 08/17/17	7.000%	2,294,250	2,325,796
Schaeffler AG Tranche B2 Term Loan(a)(b) 01/27/17	6.000%	2,575,000	2,605,256
Veyance Technologies, Inc.(a)(b) Delayed Draw Term Loan 07/31/14	2.460%	142,500	141,533
Term Loan 07/31/14	2.460%	994,875	988,120
Total			14,141,761

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage 0.6%
Nuveen Investments, Inc.(a)(b) 1st Lien Term Loan 05/13/17	5.764%	2,011,160	2,030,769
05/13/17	5.767%	538,840	543,107
05/13/17	7.250%	100,000	100,417
2nd Lien Term Loan 02/28/19	8.250%	1,375,000	1,399,640
Total			4,073,933
Building Materials 1.2%
Armstrong World Industries, Inc. Tranche B1 Term Loan(a)(b) 03/10/18	4.000%	1,499,501	1,512,621
Custom Building Products, Inc. Term Loan(a)(b) 12/14/19	6.000%	1,646,525	1,662,991
Roofing Supply Group LLC Term Loan(a)(b) 05/31/19	5.000%	2,485,895	2,512,817
Wilsonart LLC Term Loan(a)(b) 10/31/19	5.500%	1,525,000	1,543,422
Total			7,231,851
Chemicals 4.2%
AZ Chem U.S., Inc. Term Loan(a)(b) 12/22/17	7.250%	679,693	693,287
Ascend Performance Materials Operations LLC Tranche B Term Loan(a)(b) 04/10/18	6.750%	1,895,226	1,909,440
Ashland, Inc. Tranche B Term Loan(a)(b) 08/23/18	3.750%	2,081,924	2,106,220
Cristal Inorganic Chemicals U.S., Inc.(a)(b) 1st Lien Term Loan 05/15/14	2.561%	182,774	182,736
2nd Lien Term Loan 11/15/14	6.061%	1,100,000	1,100,693
Dupont Performance Coatings Tranche B Term Loan(a)(b)(c) 01/03/20	4.750%	3,125,000	3,169,375
Emerald Performance Materials LLC 1st Lien Term Loan(a)(b) 05/18/18	6.750%	845,750	857,379
HII Holding Corp. 2nd Lien Term Loan(a)(b) 12/21/20	9.500%	3,150,000	3,173,625

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Huntsman International LLC(a)(b) Tranche B Term Loan 04/19/17	2.749%	270,112	270,450
Tranche B2 Term Loan 04/19/17	3.005%	100,078	100,203
Tranche C Term Loan 06/30/16	2.476%	1,527,597	1,529,231
INEOS U.S. Finance LLC Term Loan(a)(b) 05/04/18	6.500%	1,662,438	1,698,446
Nexeo Solutions LLC Term Loan(a)(b) 09/08/17	5.000%	717,695	716,353
PQ Corp. Tranche B Term Loan(a)(b) 05/08/17	5.250%	3,400,000	3,434,544
Tronox Pigments B.V.(a)(b) Delayed Draw Term Loan 02/08/18	4.250%	229,205	230,982
Term Loan 02/08/18	4.250%	840,420	846,933
Univar, Inc.(a)(b) Tranche B Term Loan 06/30/17	5.000%	2,882,887	2,901,424
Univar, Inc.(a)(b)(c) Tranch B Term Loan 06/30/17	5.000%	1,100,000	1,107,073
Total			26,028,394
Construction Machinery 0.6%
Douglas Dynamics LLC Term Loan(a)(b) 04/18/18	5.750%	3,568,035	3,543,522
Manitowoc Co., Inc. (The) Tranche B Term Loan(a)(b) 11/13/17	4.250%	380,588	384,204
Total			3,927,726
Consumer Cyclical Services 2.7%
Acosta, Inc. Tranche D Term Loan(a)(b) 03/02/18	5.000%	1,854,276	1,876,675
IG Investments Holdings LLC Tranche B 1st Lien Term Loan(a)(b) 10/31/19	6.000%	1,200,000	1,212,000
KAR Auction Services, Inc. Term Loan(a)(b) 05/19/17	5.000%	1,711,922	1,734,914

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc. Tranche B Term Loan(a)(b) 11/07/16	4.500%	1,999,760	2,011,758
Sabre, Inc. Term Loan(a)(b) 09/30/17	5.952%	5,071,932	5,123,462
ServiceMaster Co. (The)(a)(b) Tranche A Letter of Credit 07/24/14	2.810%	2,075,000	2,043,875
Tranche B Term Loan 01/31/17	4.450%	1,437,321	1,436,962
West Corp. Tranche B6 Term Loan(a)(b) 06/30/18	5.750%	1,641,750	1,660,729
Total			17,100,375
Consumer Products 2.4%
Affinion Group, Inc. Tranche B Term Loan(a)(b) 07/16/15	6.500%	3,826,385	3,646,010
Fender Musical Instruments Corp.(a)(b) Delayed Draw Term Loan 06/09/14	5.500%	640,723	637,199
Term Loan 06/09/14	5.500%	1,267,969	1,260,995
Jarden Corp. Tranche B Term Loan(a)(b) 03/31/18	3.202%	1,256,722	1,265,757
NBTY, Inc. Tranche B1 Term Loan(a)(b) 10/01/17	4.250%	2,390,464	2,393,452
Serta Simmons Holdings LLC Term Loan(a)(b) 10/01/19	5.000%	1,275,000	1,290,224
Visant Corp. Tranche B Term Loan(a)(b) 12/22/16	5.250%	4,676,743	4,486,774
Total			14,980,411
Diversified Manufacturing 3.0%
Air Distribution Technologies, Inc.(a)(b) 2nd Lien Term Loan 05/11/20	9.250%	1,825,000	1,870,625
Air Distribution Technologies, Inc.(a)(b)(c) 1st Lien Term Loan 11/09/18	5.000%	546,584	554,783
Apex Tool Group LLC Tranche B Term Loan(a)(b)(c) 01/08/20	4.500%	1,675,000	1,690,008
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Colfax Corp. Tranche B Term Loan(a)(b) 01/11/19	4.500%	1,113,750	1,115,142
Generac Power System, Inc. Term Loan(a)(b) 05/30/18	6.250%	1,841,935	1,879,436
IMG Worldwide, Inc. Tranche B Term Loan(a)(b) 06/16/16	5.500%	3,669,125	3,669,125
McJunkin Red Man Corp. Term Loan(a)(b) 11/08/19	6.250%	1,421,437	1,439,206
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan(a)(b) 04/01/18	4.500%	3,042,375	3,069,543
Silver II Borrower SCA Term Loan(a)(b) 12/13/19	5.000%	1,650,000	1,664,025
Tomkins LLC/Inc. Tranche B2 Term Loan(a)(b) 09/29/16	3.750%	1,601,692	1,614,106
Total			18,565,999
Electric 2.7%
Calpine Corp.(a)(b) Term Loan 04/01/18	4.500%	1,452,875	1,468,101
04/01/18	4.500%	957,937	967,977
Dynegy Power LLC Term Loan(a)(b) 08/05/16	9.250%	2,305,399	2,398,767
Equipower Resources Holdings LLC Tranche B 1st Lien Term Loan(a)(b) 12/21/18	5.500%	1,200,259	1,221,264
Essential Power LLC Term Loan(a)(b) 08/08/19	5.500%	1,587,468	1,603,343
FREIF North American Power I LLC(a)(b) Tranche B Term Loan 03/29/19	6.007%	750,502	756,130
Tranche C Term Loan 03/29/19	6.000%	118,827	119,718
LSP Madison Funding LLC Term Loan(a)(b) 06/28/19	5.500%	903,450	912,485
NRG Energy, Inc. Term Loan(a)(b) 07/01/18	4.000%	1,600,625	1,616,055

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
TPF Generation Holdings LLC(a)(b) 1st Lien Synthetic Letter of Credit 12/15/13	2.311%	71,059	70,881
2nd Lien Term Loan 12/15/14	4.561%	2,065,518	2,061,222
Texas Competitive Electric Holdings Co. LLC Term Loan(a)(b) 10/10/14	3.742%	3,497,531	2,620,980
Windsor Financing LLC Tranche B Term Loan(a)(b) 12/05/17	6.250%	822,438	847,111
Total			16,664,034
Entertainment 3.1%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan(a)(b) 04/22/16	7.500%	4,020,815	4,060,380
AMC Entertainment, Inc.(a)(b) Tranche B2 Term Loan 12/15/16	4.250%	971,279	979,370
Tranche B3 Term Loan 02/22/18	4.750%	1,361,250	1,376,986
AMF Bowling Worldwide, Inc.(a)(b)(c)(d)(e) Debtor in Possession Term Loan 06/30/13	10.500%	211,178	210,122
AMF Bowling Worldwide, Inc.(a)(b)(d) Debtor in Possession Term Loan 06/30/13	7.575%	492,747	490,284
Alpha Topco Ltd. Tranche B2 Term Loan(a)(b) 04/30/19	6.000%	3,523,419	3,563,058
Cedar Fair LP Tranche 1 Term Loan(a)(b) 12/15/17	4.000%	1,965,047	1,989,197
Cinemark USA, Inc. Term Loan(a)(b) 12/18/19	3.210%	2,025,000	2,041,038
Six Flags Theme Parks, Inc. Tranche B Term Loan(a)(b) 12/20/18	4.000%	761,583	772,054
Zuffa LLC(a)(b) Term Loan 06/19/15	2.250%	1,333,298	1,324,405
06/19/15	7.500%	2,288,826	2,300,270
Total			19,107,164

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Environmental 1.0%
ADS Waste Holdings, Inc. Term Loan(a)(b) 10/09/19	5.250%	1,075,000	1,083,740
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan(a)(b) 07/29/14	8.000%	3,720,218	3,689,229
Synagro Technologies, Inc. 1st Lien Term Loan(a)(b) 04/02/14	2.308%	971,993	902,981
WCA Waste Corp. Term Loan(a)(b) 03/23/18	5.500%	669,938	676,637
Total			6,352,587
Food and Beverage 3.4%
AdvancePierre Foods, Inc. 1st Lien Term Loan(a)(b) 07/10/17	5.750%	4,550,000	4,620,525
Aramark Corp.(a)(b) 3rd Letter of Credit 07/26/16	3.449%	66,004	66,541
Tranche C Term Loan 07/26/16	3.523%	819,333	825,994
Del Monte Foods Co. Term Loan(a)(b) 03/08/18	4.500%	3,626,798	3,633,616
Dole Food Co., Inc. Tranche B2 Term Loan(a)(b) 07/08/18	5.033%	922,545	923,311
Earthbound Holdings III LLC(a)(b) Term Loan 12/21/16	5.750%	2,469,590	2,438,720
Earthbound Holdings III LLC(a)(b)(c) Term Loan 12/21/16	5.500%	1,000,000	987,500
Michael Foods Group, Inc. Tranche B Term Loan(a)(b) 02/25/18	4.250%	1,054,360	1,068,857
Pinnacle Foods Finance LLC(a)(b) Term Loan 10/02/16	3.710%	937,999	943,083
Tranche F Term Loan 10/17/18	4.750%	99,500	100,993
Solvest Ltd. Tranche C2 Term Loan(a)(b) 07/08/18	5.018%	1,650,872	1,652,243

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
U.S. Foods, Inc. Term Loan(a)(b) 03/31/17	5.750%	1,983,477	2,005,433
Windsor Quality Food Co., Ltd. Tranche B Term Loan(a)(b) 02/16/17	5.000%	2,222,200	2,218,489
Total			21,485,305
Gaming 5.5%
Affinity Gaming LLC Term Loan(a)(b) 11/09/17	5.500%	843,625	852,593
Caesars Entertainment Operating Co., Inc.(a)(b) Tranche B1 Term Loan 01/28/15	3.204%	1,000,000	991,350
Tranche B2 Term Loan 01/28/15	3.204%	3,000,000	2,974,050
Tranche B4 Term Loan 10/31/16	9.500%	1,961,819	1,992,953
Caesars Octavius LLC Tranche B Term Loan(a)(b) 04/25/17	9.250%	4,775,000	4,852,594
Cannery Casino Resorts LLC(a)(b) 1st Lien Term Loan 10/02/18	6.000%	1,097,250	1,107,674
2nd Lien Term Loan 10/02/19	10.000%	1,150,000	1,093,224
Golden Nugget, Inc. 2nd Lien Term Loan(a)(b) 11/02/14	3.460%	2,025,000	1,785,382
Isle of Capri Casinos, Inc. Term Loan(a)(b) 03/25/17	4.750%	1,670,250	1,691,830
Las Vegas Sands LLC(a)(b) Tranche B Term Loan 05/23/14	1.760%	2,494,921	2,503,503
11/23/16	2.760%	752,741	755,797
Tranche I Delayed Draw Term Loan 05/23/14	1.760%	41,755	41,898
11/23/16	2.760%	179,071	179,799
MGM Resorts International Tranche B Term Loan(a)(b) 12/20/19	4.250%	3,150,000	3,193,281
Peppermill Casinos, Inc. Tranche B Term Loan(a)(b) 11/09/18	7.250%	2,325,000	2,371,500
Pinnacle Entertainment, Inc. Tranche A Term Loan(a)(b) 03/19/19	4.000%	2,109,062	2,130,153

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ROC Finance LLC(a)(b) Tranche B Term Loan 08/19/17	8.500%	1,166,667	1,200,208
ROC Finance LLC(a)(b)(c) Tranch B Term Loan 08/19/17	8.500%	1,000,000	1,028,750
ROC Finance LLC(a)(b)(e) Tranche B Delayed Draw Term Loan 08/19/17	2.250%	83,333	85,729
08/19/17	2.250%	50,000	51,437
Stockbridge/SBE Holdings Tranche B Term Loan(a)(b) 05/02/17	13.000%	1,075,000	1,150,250
Twin River Worldwide Holdings, Inc. Term Loan(a)(b) 11/05/15	8.500%	2,305,068	2,322,356
Total			34,356,311
Gas Pipelines 0.4%
Energy Transfer Equity LP Term Loan(a)(b) 03/24/17	3.750%	2,500,000	2,521,525
Health Care 4.8%
Alere, Inc. Tranche B Term Loan(a)(b) 06/30/17	4.750%	2,979,688	3,011,958
Bausch & Lomb, Inc.(a)(b) Delayed Draw Term Loan 09/30/15	4.750%	800,000	805,504
Term Loan 05/17/19	5.250%	1,567,125	1,582,060
Community Health Systems, Inc.(a)(b) Term Loan 07/25/14	2.452%	32,119	32,206
01/25/17	3.811%	2,507,620	2,528,308
ConvaTec, Inc. Term Loan(a)(b) 12/22/16	5.000%	2,734,609	2,775,628
DJO Finance LLC Tranche B2 Term Loan(a)(b) 11/01/16	5.202%	480,490	484,094
DaVita HealthCare Partners, Inc.(a)(b) Tranche B Term Loan 10/20/16	4.500%	384,613	388,778
Tranche B2 Term Loan 11/01/19	4.000%	2,225,000	2,247,250
HCA, Inc. Tranche B3 Term Loan(a)(b) 05/01/18	3.452%	3,298,659	3,318,748

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Health Management Associates, Inc. Tranche B Term Loan(a)(b) 11/16/18	4.500%	1,014,750	1,022,787
IASIS Healthcare LLC Tranche B Term Loan(a)(b) 05/03/18	5.000%	1,987,009	2,003,561
MedAssets, Inc. Tranche B Term Loan(a)(b) 12/13/19	4.000%	1,575,000	1,594,026
Onex Carestream Finance LP Term Loan(a)(b) 02/25/17	5.000%	2,422,915	2,428,973
Quintiles Transnational Corp. Tranche B2 Term Loan(a)(b) 06/08/18	4.500%	3,275,125	3,316,064
Select Medical Corp. Tranche B Term Loan(a)(b) 06/01/18	5.500%	1,194,000	1,206,692
Skilled Healthcare Group, Inc. Term Loan(a)(b) 04/09/16	6.750%	500,690	503,819
Vanguard Health Holding Co. II LLC Term Loan(a)(b) 01/29/16	5.000%	535,063	539,969
Total			29,790,425
Independent Energy 0.8%
MEG Energy Corp. Term Loan(a)(b) 03/18/18	4.000%	1,036,875	1,045,305
Plains Exploration & Production Co. Term Loan(a)(b) 11/30/19	4.000%	3,775,000	3,787,042
Total			4,832,347
Life Insurance 0.1%
Alliant Holdings I, Inc. Term Loan(a)(b) 12/20/19	5.000%	625,000	631,769
Lodging 0.2%
Regent Seven Seas Cruises Tranche B Term Loan(a)(b)(c) 12/21/18	4.750%	1,225,000	1,237,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Media Cable 1.5%
Cequel Communications LLC Term Loan(a)(b) 02/14/19	4.000%	1,563,188	1,575,443
Charter Communications Operating LLC Tranche C Term Loan(a)(b) 09/06/16	3.460%	536,132	540,523
MCC Iowa LLC(a)(b) Tranche F Term Loan 10/23/17	4.500%	2,709,422	2,714,516
Tranche G Term Loan 01/20/20	4.000%	3,017,437	3,024,981
Revolution Studios Distribution Co. LLC(a)(b)(f) 2nd Lien Term Loan 06/21/15	7.210%	825,000	577,500
Tranche B Term Loan 12/21/14	3.960%	928,237	809,886
Total			9,242,849
Media Non-Cable 8.7%
Advanstar Communications, Inc. 1st Lien Term Loan(a)(b) 06/02/14	2.570%	916,218	825,742
Cengage Learning Acquisitions, Inc. Term Loan(a)(b) 07/03/14	2.710%	2,193,155	1,686,909
Clear Channel Communications, Inc.(a)(b) Tranche A Term Loan 07/30/14	3.602%	2,311,017	2,285,018
Tranche B Term Loan 01/29/16	3.852%	5,640,222	4,874,956
Cumulus Media Holdings, Inc.(a)(b) 1st Lien Term Loan 09/17/18	4.500%	2,397,338	2,426,106
2nd Lien Term Loan 09/16/19	7.500%	3,925,000	4,074,150
Encompass Digital Media, Inc. Tranche B Term Loan(a)(b) 08/10/17	8.000%	3,523,375	3,558,609
GateHouse Media Operating, Inc.(a)(b) Delayed Draw Term Loan 08/28/14	2.210%	654,116	243,658
Term Loan 08/28/14	2.210%	1,753,030	653,004
08/28/14	2.460%	1,940,455	722,819
Getty Images, Inc. Term Loan(a)(b) 10/18/19	4.750%	2,300,000	2,325,300

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Granite Broadcasting Tranche B 1st Lien Term Loan(a)(b) 05/23/18	8.500%	1,990,000	1,985,025
Gray Television, Inc. Term Loan(a)(b) 10/12/19	4.750%	1,783,333	1,812,313
Hibu PLC Tranche B1 Term Loan(a)(b)(g) 07/31/14	0.000%	1,193,301	226,393
Hubbard Radio LLC(a)(b) 1st Lien Term Loan 04/28/17	5.250%	725,826	727,641
2nd Lien Term Loan 04/30/18	8.750%	1,000,000	1,016,250
ION Media Networks, Inc. Term Loan(a)(b)(c) 07/31/18	6.301%	1,200,000	1,206,000
Intelsat Jackson Holdings SA(a)(b) Term Loan 02/01/14	2.702%	3,225,000	3,220,969
02/01/14	3.205%	1,570,408	1,569,434
LIN Television Corp. Tranche B Term Loan(a)(b) 12/21/18	4.000%	668,250	673,683
Lodgenet Interactive Corp. Term Loan(a)(b)(g) 04/04/14	0.000%	414,480	285,991
NEP/NCP Holdco, Inc.(a)(b) 1st Lien Term Loan 01/22/20	5.250%	2,350,000	2,386,237
NEP/NCP Holdco, Inc.(a)(b)(c) 2nd Lien Term Loan 07/22/20	8.552%	500,000	515,000
National CineMedia LLC Term Loan(a)(b) 11/26/19	3.460%	1,250,000	1,255,725
Nielsen Finance LLC Tranche B Term Loan(a)(b) 05/02/16	3.958%	1,266,614	1,274,847
Penton Media, Inc. 1st Lien Term Loan(a)(b) 08/01/14	5.000%	533,925	510,234
R.H. Donnelly, Inc. Term Loan(a)(b) 10/24/14	9.000%	412,277	292,201
Radio One, Inc. Term Loan(a)(b) 03/31/16	7.500%	4,740,186	4,808,919

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
SuperMedia, Inc. Term Loan(a)(b) 12/31/15	11.000%	172,751	128,969
Tribune Co. Tranche B Term Loan(a)(b) 12/31/19	4.000%	1,475,000	1,486,062
Univision Communications, Inc.(a)(b) 1st Lien Term Loan 03/31/17	4.452%	3,225,127	3,229,159
Term Loan 09/29/14	2.202%	686,455	686,167
Van Wagner Communications LLC Term Loan(a)(b) 08/03/18	8.250%	1,400,000	1,428,000
Total			54,401,490
Metals 1.4%
Essar Steel Algoma, Inc. Term Loan(a)(b) 09/19/14	8.750%	1,097,250	1,105,480
FMG Resources August 2006 Proprietary Ltd. Term Loan(a)(b) 10/18/17	5.250%	4,463,813	4,518,226
Metals USA, Inc. Tranche B Term Loan(a)(b) 12/13/19	6.250%	1,550,000	1,565,500
Novelis, Inc. Tranche B2 Term Loan(a)(b) 03/10/17	4.000%	1,851,562	1,874,244
Total			9,063,450
Non-Captive Consumer 0.3%
Springleaf Financial Funding Co. Term Loan(a)(b) 05/10/17	5.500%	2,100,000	2,104,725
Non-Captive Diversified 0.4%
Istar Financial, Inc. Term Loan(a)(b) 10/15/17	5.750%	2,516,196	2,547,649
Other Financial Institutions 0.4%
Alix Partners LLP Tranche B2 1st Lien Term Loan(a)(b) 06/28/19	6.500%	2,315,869	2,332,520

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Other Industry 1.4%
ATI Acquisition Co.(a)(b)(f)(g) Term Loan 12/30/15	0.000%	586,404	17,592
Tranche B Term Loan 12/30/14	0.000%	913,276	9,133
Harland Clarke Holdings Corp. Tranche B1 Term Loan(a)(b) 06/30/14	2.702%	2,417,407	2,357,987
On Assignment, Inc. Tranche B Term Loan(a)(b) 05/15/19	5.000%	917,129	926,667
Sensus U.S.A., Inc. 2nd Lien Term Loan(a)(b) 05/09/18	8.500%	2,925,000	2,935,969
WireCo WorldGroup, Inc. Term Loan(a)(b) 02/15/17	6.000%	2,169,563	2,202,106
Total			8,449,454
Packaging 2.2%
BWAY Holding Co. Term Loan(a)(b) 08/06/17	4.500%	2,625,000	2,654,531
Berry Plastics Holding Corp. Tranche C Term Loan(a)(b) 04/03/15	2.202%	4,532,924	4,528,800
Consolidated Container Co. LLC Term Loan(a)(b) 07/03/19	5.000%	2,493,750	2,520,757
Reynolds Group Holdings, Inc. Term Loan(a)(b) 09/28/18	4.750%	3,729,299	3,782,143
Total			13,486,231
Pharmaceuticals 2.8%
Catalent Pharma Solutions, Inc. Tranche 1 Term Loan(a)(b) 09/15/16	4.202%	1,355,786	1,363,420
Endo Health Solutions, Inc. Tranche A Term Loan(a)(b) 06/17/16	2.000%	2,497,500	2,495,252
Grifols, Inc. Tranche B Term Loan(a)(b) 06/01/17	4.250%	3,063,086	3,081,097
Par Pharmaceutical Companies, Inc. Tranche B Term Loan(a)(b) 09/30/19	5.000%	3,142,125	3,173,546

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Patheon, Inc. Term Loan(a)(b) 12/14/18	7.250%	1,421,438	1,440,982
Pharmaceutical Product Development, Inc. Term Loan(a)(b)(c) 12/05/18	6.250%	1,100,000	1,100,000
RPI Finance Trust Term Loan(a)(b) 05/09/18	3.500%	3,149,587	3,172,516
Valeant Pharmaceuticals International, Inc. Tranche B Term Loan(a)(b) 02/13/19	4.250%	1,444,250	1,462,303
Total			17,289,116
Property & Casualty 0.8%
Asurion LLC 2nd Lien Term Loan(a)(b) 05/24/19	9.000%	2,006,369	2,064,374
HUB International Ltd. Term Loan(a)(b) 06/13/17	4.702%	868,439	877,991
USI, Inc. Term Loan(a)(b) 12/27/19	5.250%	1,975,000	1,990,227
Total			4,932,592
Restaurants 0.3%
Buffets, Inc. 1st Lien Letter of Credit(a)(b)(g) 04/22/15	0.000%	127,503	58,333
OSI Restaurant Partners LLC Term Loan(a)(b) 10/28/19	4.750%	1,690,500	1,710,921
Total			1,769,254
Retailers 8.2%
Academy Ltd. Term Loan(a)(b) 08/03/18	4.750%	3,528,968	3,569,269
BJ Wholesale Club, Inc. 1st Lien Term Loan(a)(b) 09/26/19	5.750%	4,164,563	4,224,699
Bass Pro Group LLC Term Loan(a)(b) 11/20/19	4.000%	1,325,000	1,338,250
Blue Buffalo Co., Ltd. Term Loan(a)(b) 08/08/19	6.500%	1,695,750	1,716,947

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
David's Bridal, Inc. Term Loan(a)(b) 10/11/19	5.000%	2,775,000	2,806,219
Dollar General Corp. Tranche C Term Loan(a)(b) 07/06/17	2.952%	853,696	859,620
General Nutrition Centers, Inc. Tranche B Term Loan(a)(b) 03/02/18	3.750%	4,045,161	4,079,262
J. Crew Group, Inc. Term Loan(a)(b) 03/07/18	4.500%	3,276,662	3,295,503
Jo-Ann Stores, Inc. Term Loan(a)(b) 03/16/18	4.750%	1,440,442	1,442,761
Michaels Stores, Inc. Tranche B Term Loan(a)(b) 01/28/20	3.750%	3,750,000	3,778,087
Neiman Marcus Group, Inc. (The) Term Loan(a)(b) 05/16/18	4.750%	2,889,909	2,895,342
Orchard Supply Hardware LLC Tranche B1 Term Loan(a)(b) 12/21/13	5.000%	1,426,508	1,255,327
Pantry, Inc. (The) Term Loan(a)(b) 08/03/19	5.750%	1,197,000	1,213,459
Party City Holdings, Inc. Term Loan(a)(b) 07/27/19	5.750%	2,793,000	2,822,438
Pep Boys Term Loan(a)(b) 10/11/18	5.000%	1,475,000	1,488,526
PetCo Animal Supplies, Inc. Term Loan(a)(b) 11/24/17	4.500%	6,059,603	6,071,722
Pilot Travel Centers LLC Tranche B Term Loan(a)(b) 08/07/19	4.250%	2,568,563	2,602,288
Rite Aid Corp. Tranche 2 Term Loan(a)(b) 06/04/14	1.960%	1,488,281	1,485,364
Sports Authority, Inc. (The) Tranche B Term Loan(a)(b) 11/16/17	7.500%	1,979,798	2,002,071
Toys 'R' Us - Delaware, Inc. Term Loan(a)(b) 09/01/16	6.000%	1,989,822	1,976,152
Total			50,923,306

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Crossmark Holdings, Inc. 1st Lien Tranche B Term Loan(a)(b)(c) 01/31/19	0.000%	850,000	845,750
Technology 7.4%
Acxiom Corp. Tranche 2 Term Loan(a)(b) 03/15/15	3.292%	285,031	286,813
Aeroflex, Inc. Tranche B Term Loan(a)(b) 05/09/18	5.750%	3,814,153	3,850,387
Ancestry.com, Inc. Term Loan(a)(b) 12/28/18	7.000%	1,900,000	1,898,651
CommScope, Inc. Tranche 1 Term Loan(a)(b) 01/14/18	4.250%	3,525,915	3,549,856
Dealer Computer Services, Inc.(a)(b) Tranche A Term Loan 04/21/16	2.702%	296,875	296,498
Tranche B Term Loan 04/21/18	3.750%	566,893	569,019
Edwards (Cayman Islands II) Ltd.(a)(b) 1st Lien Term Loan 05/31/16	5.500%	1,834,520	1,839,106
05/31/16	5.500%	1,310,066	1,313,341
First Data Corp.(a)(b) Term Loan 03/23/18	4.205%	1,393,261	1,378,938
Tranche B1 Term Loan 09/24/14	2.955%	186,129	186,207
Tranche B2 Term Loan 09/24/14	2.955%	91,027	91,065
Freescale Semiconductor, Inc. Tranche B1 Term Loan(a)(b) 12/01/16	4.452%	3,277,369	3,278,745
Go Daddy Operating Co. LLC Tranche B1 Term Loan(a)(b) 12/17/18	5.500%	2,680,413	2,682,933
Greeneden U.S. Holdings II LLC Term Loan(a)(b) 01/31/19	6.750%	2,183,500	2,199,876
Infogroup, Inc. Tranche B Term Loan(a)(b)(c) 05/26/18	5.750%	975,000	882,375
Infor (U.S.), Inc. Tranche B2 Term Loan(a)(b) 04/05/18	5.250%	2,114,388	2,142,150
Kasima LLC Term Loan(a)(b) 03/31/17	5.000%	1,768,500	1,768,500

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Microsemi Corp. Term Loan(a)(b) 02/02/18	4.000%	3,374,943	3,399,412
Novell, Inc. 1st Lien Term Loan(a)(b) 11/22/17	7.250%	1,722,344	1,747,111
Openlink International, Inc. Term Loan(a)(b) 10/30/17	7.750%	594,000	595,978
RP Crown Parent LLC 1st Lien Term Loan(a)(b) 12/21/18	6.750%	1,900,000	1,926,923
Riverbed Technology, Inc. Term Loan(a)(b) 12/18/19	4.000%	1,125,000	1,135,316
Rovi Solutions Corp./Guides, Inc.(a)(b) Tranche A1 Term Loan 02/07/16	2.710%	498,750	498,750
Tranche B2 Term Loan 03/29/19	4.000%	2,729,511	2,749,983
SCS Holdings I, Inc. Term Loan(a)(b) 12/07/18	7.000%	1,078,846	1,089,635
Sensata Technology BV/Finance Co. LLC Term Loan(a)(b) 05/12/18	3.750%	1,797,625	1,816,500
Spansion LLC Term Loan(a)(b) 12/13/18	5.250%	266,765	268,765
Syniverse Holdings, Inc. Term Loan(a)(b) 04/23/19	5.000%	2,089,500	2,114,323
Verint Systems, Inc. Term Loan(a)(b) 10/27/17	4.500%	960,000	965,098
Total			46,522,254
Textile 0.8%
Cole Haan LLC Term Loan(a)(b)(c) 01/07/20	5.750%	1,300,000	1,311,921
Levi Strauss & Co. Term Loan(a)(b) 04/04/14	2.458%	2,402,000	2,402,000
Springs Window Fashions LLC Tranche B Term Loan(a)(b) 05/31/17	6.000%	1,174,645	1,174,645
Total			4,888,566

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Transportation Services 0.7%
Avis Budget Car Rental LLC Tranche C Term Loan(a)(b) 03/15/19	4.250%	1,315,067	1,324,654
Hertz Corp. (The)(a)(b) Letter of Credit 03/11/18	3.750%	2,825,000	2,768,500
Tranche B Term Loan 03/11/18	3.750%	486,325	490,075
Total			4,583,229
Wireless 1.3%
Cricket Communications, Inc. Term Loan(a)(b) 10/10/19	4.750%	775,000	780,813
Instant Web, Inc.(a)(b) Delayed Draw Term Loan 08/07/14	3.577%	142,168	99,518
Term Loan 08/07/14	3.577%	1,363,809	954,666
MetroPCS Wireless, Inc.(a)(b) Tranche B2 Term Loan 11/03/16	4.071%	930,054	934,705
Tranche B3 Term Loan 03/17/18	4.000%	3,233,435	3,250,410
Telesat Canada Tranche B Term Loan(a)(b) 03/28/19	4.250%	2,089,500	2,107,783
Total			8,127,895
Wirelines 1.2%
Alaska Communications Systems Holdings, Inc. Term Loan(a)(b) 10/21/16	5.500%	1,072,446	1,039,736
Integra Telecom Holdings, Inc. Term Loan(a)(b) 04/15/15	9.250%	2,076,671	2,090,294
Windstream Corp.(a)(b) Tranche B3 Term Loan 08/08/19	4.000%	1,592,000	1,604,227
Tranche B4 Term Loan 01/23/20	3.500%	1,900,000	1,912,901
tw telecom holdings, inc. Tranche B2 Term Loan(a)(b) 12/30/16	3.460%	1,039,604	1,047,141
Total			7,694,299
Total Senior Loans (Cost: $504,212,589)			504,458,720

Corporate Bonds & Notes 7.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.3%
INEOS Group Holdings SA Secured(h) 02/15/16	8.500%	2,000,000	2,015,000
Consumer Cyclical Services 0.3%
West Corp. 10/01/18	8.625%	2,000,000	2,145,000
Consumer Products 0.3%
Sealy Mattress Co. 06/15/14	8.250%	2,000,000	2,007,520
Entertainment 0.2%
AMC Entertainment, Inc. 12/01/20	9.750%	1,000,000	1,165,000
Food and Beverage 0.7%
Aramark Holdings Corp. Senior Unsecured PIK(h) 05/01/16	8.625%	2,000,000	2,047,520
Dean Foods Co. 12/15/18	9.750%	2,000,000	2,280,000
Total			4,327,520
Gaming 0.9%
ROC Finance LLC/Corp. Secured(h) 09/01/18	12.125%	800,000	922,000
Seneca Gaming Corp.(h) 12/01/18	8.250%	2,595,000	2,757,188
Tunica-Biloxi Gaming Authority Senior Unsecured(h) 11/15/15	9.000%	2,105,000	1,873,450
Total			5,552,638
Health Care 0.8%
HCA, Inc. 10/01/18	8.000%	960,000	1,118,400
LifeCare Holdings, Inc.(g) 08/15/13	9.250%	1,000,000	200,000
Physio-Control International, Inc. Senior Secured(h) 01/15/19	9.875%	696,000	779,520
Select Medical Corp. 02/01/15	7.625%	1,000,000	1,001,250
Select Medical Holdings Corp. Senior Unsecured(a) 09/15/15	6.429%	2,000,000	1,995,000
Total			5,094,170

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media Non-Cable 1.2%
Clear Channel Communications, Inc. Senior Unsecured 09/15/14	5.500%	2,000,000	1,920,000
Intelsat Luxembourg SA 02/04/17	11.250%	2,000,000	2,120,000
Radio One, Inc. PIK 05/24/16	12.500%	2,280,620	2,206,499
Salem Communications Corp. Secured 12/15/16	9.625%	862,000	948,200
Total			7,194,699
Metals —%
Aleris International, Inc. Senior Unsecured(f) 06/01/20	7.625%	13,834	14,387
Other Industry 1.2%
General Cable Corp.(a) 04/01/15	2.683%	1,000,000	987,500
Hillman Group, Inc. (The)(h) 05/31/18	10.875%	1,500,000	1,638,750
Thermadyne Holdings Corp. Senior Secured 12/15/17	9.000%	2,000,000	2,160,000
WireCo WorldGroup, Inc. 05/15/17	9.500%	2,760,000	2,898,000
Total			7,684,250
Packaging 0.5%
Berry Plastics Corp. Senior Secured(a) 02/15/15	5.054%	1,000,000	1,001,250
Reynolds Group Issuer, Inc. LLC 05/15/18	8.500%	2,000,000	2,100,000
Total			3,101,250
Retailers 0.4%
YCC Holdings LLC/Yankee Finance, Inc. Senior Unsecured PIK 02/15/16	10.250%	1,000,000	1,030,010
Yankee Candle Co., Inc. (The) 02/15/15	8.500%	1,319,000	1,322,311
Total			2,352,321

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.3%
SUPERVALU, Inc. Senior Unsecured 11/15/14	7.500%	2,000,000	2,007,520
Tobacco 0.2%
Alliance One International, Inc. Senior Unsecured 07/15/16	10.000%	1,000,000	1,062,500
Wirelines 0.2%
Level 3 Financing, Inc.(a) 02/15/15	4.469%	1,000,000	1,000,000
Total Corporate Bonds & Notes (Cost: $46,591,696)			46,723,775

Common Stocks 2.6%

Issuer	Shares	Value ($)
Consumer Discretionary 0.8%
Auto Components 0.1%
Delphi Automotive PLC(i)	11,178	432,141
Mark IV Industries, Inc.(i)	667	20,455
Total		452,596
Hotels, Restaurants & Leisure —%
Buffets Restaurants Holdings(i)	1,071	8,032
Household Durables —%
Rhodes Companies LLC (The)(i)	109,053	29,990
Media 0.7%
Cumulus Media, Inc. Class A(i)	43,542	141,512
F & W Media, Inc.(i)	4,165	2,603
HMH Publishers LLC(g)	10,952	213,564
Media News Group(i)	10,512	152,424
MGM Holdings II, Inc.(i)	68,207	2,625,901
Reader's Digest Association, Inc.(i)	26,729	22,051
Star Tribune Co. (The)(f)(i)	1,098	35,685
Star Tribune Co. (The)(i)	627	20,378
SuperMedia, Inc.(i)	1,126	4,211
Tribune Co.(g)	29,872	1,547,370
Total		4,765,699
Total Consumer Discretionary		5,256,317

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology —%
IT Services —%
Advanstar Communications, Inc.(i)	41,649	229,070
Total Information Technology		229,070
Materials 1.7%
Chemicals 1.6%
LyondellBasell Industries NV, Class A	156,857	9,947,871
Metals & Mining 0.1%
Aleris International, Inc.(i)	16,009	776,436
Total Materials		10,724,307
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
Hawaiian Telcom Holdco, Inc.(i)	15,044	301,181
Total Telecommunication Services		301,181
Total Common Stocks (Cost: $13,991,703)		16,510,875

Warrants —%

Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
F & W Media, Inc.(i)	1,805	1,128
Star Tribune Co. (The)(f)(i)	3,481	113,133
Total		114,261
Total Consumer Discretionary		114,261
Total Warrants (Cost: $2,172,718)		114,261
	Shares	Value ($)

Money Market Funds 9.8%

Columbia Short-Term Cash Fund, 0.132%(j)(k)	61,337,670	61,337,670
Total Money Market Funds (Cost: $61,337,670)		61,337,670
Total Investments (Cost: $628,306,376)		629,145,301
Other Assets & Liabilities, Net		(4,558,896)
Net Assets		624,586,405

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)  Represents a security purchased on a when-issued or delayed delivery basis.

(d)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(e)  At January 31, 2013, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AMF Bowling Worldwide, Inc. Debtor in Possession Term Loan	211,177
ROC Finance LLC Tranche B Delayed Draw Term Loan	83,333
ROC Finance LLC Tranche B Delayed Draw Term Loan	50,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $1,577,316, representing 0.25% of net assets. Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Aleris International Inc. Senior Unsecured 06/01/20 7.625%	06/29/10	—
ATI Acquisition Co. Tranche B Term Loan 12/30/14 0.000%	12/23/09 - 01/14/13	750,283
ATI Acquisition Co. Term Loan 12/30/15 0.000%	12/23/09 - 07/13/12	497,832
Revolution Studios Distribution Co. LLC Tranche B Term Loan 12/21/14 3.960%	12/21/06 - 06/09/09	904,085
Revolution Studios Distribution Co. LLC 2nd Lien Term Loan 06/21/15 7.210%	12/21/06 - 01/31/12	662,181
Star Tribune Co. (The)	02/16/12	—
Star Tribune Co. (The)	03/09/07 - 12/02/11	1,779,696

(g)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2013, the value of these securities amounted to $2,558,376, which represents 0.41% of net assets.

(h)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $12,033,428 or 1.93% of net assets.

(i)  Non-income producing.

(j)  The rate shown is the seven-day current annualized yield at January 31, 2013.

(k)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	32,966,968	141,240,399	(112,869,697)	61,337,670	44,887	61,337,670

Abbreviation Legend

PIK Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Senior Loans
Chemicals	—	25,171,015	857,379	26,028,394
Consumer Cyclical Services	—	15,056,500	2,043,875	17,100,375
Diversified Manufacturing	—	14,896,874	3,669,125	18,565,999
Electric	—	15,717,305	946,729	16,664,034
Environmental		5,675,950	676,637	6,352,587
Gaming	—	28,709,784	5,646,527	34,356,311
Media Non-Cable	—	48,857,856	5,543,634	54,401,490
Other Industry	—	3,302,246	5,147,208	8,449,454
Restaurants	—	1,710,921	58,333	1,769,254
Retailers	—	49,709,847	1,213,459	50,923,306
Technology	—	44,255,004	2,267,250	46,522,254
Wireless		7,073,711	1,054,184	8,127,895
All Other Industries	—	215,197,367	—	215,197,367
Total Senior Loans	—	475,334,380	29,124,340	504,458,720
Bonds
Corporate Bonds & Notes		46,723,775	—	46,723,775
Total Bonds	—	46,723,775	—	46,723,775
Equity Securities
Common Stocks
Consumer Discretionary	2,125,234	3,064,385	66,698	5,256,317
Information Technology	—	—	229,070	229,070
Materials	9,947,871	—	776,436	10,724,307
Telecommunication Services	301,181	—	—	301,181
Warrants
Consumer Discretionary	—	—	114,261	114,261
Total Equity Securities	12,374,286	3,064,385	1,186,465	16,625,136
Other
Money Market Funds	61,337,670	—	—	61,337,670
Total Other	61,337,670	—	—	61,337,670
Total	73,711,956	525,122,540	30,310,805	629,145,301

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Senior Loans ($)	Corporate Bonds & Notes ($)	Common Stocks ($)	Warrants ($)	Total ($)
Balance as of July 31, 2012	14,616,358	14,387	1,004,545	1,128	15,636,418
Accrued discounts/premiums	(1,663)	—	—	—	(1,663)
Realized gain (loss)	102,038	—	1	—	102,039
Change in unrealized appreciation (depreciation)(a)	499,172	—	(40,208)	11,604	470,568
Sales	(2,200,502)	—	(1)	—	(2,200,503)
Purchases	1,183,333	—	84,600	—	1,267,933
Transfers into Level 3	16,370,479	—	50,312	101,529	16,522,320
Transfers out of Level 3	(1,444,875)	(14,387)	(27,045)	—	(1,486,307)
Balance as of January 31, 2013	29,124,340	—	1,072,204	114,261	30,310,805

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2013 was $100,395, which is comprised of Senior Loans of $128,999, Common Stocks of $(40,208) and Warrants of $11,604.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, corporate bonds, equity securities and warrants classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Floating Rate Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $566,968,706)	$567,807,631
Affiliated issuers (identified cost $61,337,670)	61,337,670
Total investments (identified cost $628,306,376)	629,145,301
Cash	7,679,393
Receivable for:
Investments sold	1,591,241
Capital shares sold	6,382,071
Dividends	6,753
Interest	2,454,374
Expense reimbursement due from Investment Manager	19
Prepaid expenses	2,867
Total assets	647,262,019
Liabilities
Payable for:
Investments purchased	3,763,117
Investments purchased on a delayed delivery basis	15,751,286
Capital shares purchased	1,039,028
Dividend distributions to shareholders	1,984,636
Investment management fees	9,710
Distribution and/or service fees	4,374
Transfer agent fees	53,154
Administration fees	1,156
Plan administration fees	1
Compensation of board members	21,673
Other expenses	47,479
Total liabilities	22,675,614
Net assets applicable to outstanding capital stock	$624,586,405
Represented by
Paid-in capital	$692,382,654
Undistributed net investment income	271,454
Accumulated net realized loss	(68,906,628)
Unrealized appreciation (depreciation) on:
Investments	838,925
Total — representing net assets applicable to outstanding capital stock	$624,586,405

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Floating Rate Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A
Net assets	$383,479,184
Shares outstanding	41,851,474
Net asset value per share	$9.16
Maximum offering price per share(a)	$9.44
Class B
Net assets	$7,884,555
Shares outstanding	859,922
Net asset value per share	$9.17
Class C
Net assets	$56,864,142
Shares outstanding	6,204,649
Net asset value per share	$9.16
Class I
Net assets	$94,506,892
Shares outstanding	10,316,936
Net asset value per share	$9.16
Class K(b)
Net assets	$76,807
Shares outstanding	8,369
Net asset value per share	$9.18
Class R
Net assets	$361,107
Shares outstanding	39,371
Net asset value per share	$9.17
Class R5
Net assets	$354,221
Shares outstanding	38,534
Net asset value per share	$9.19
Class W
Net assets	$4,555
Shares outstanding	497
Net asset value per share	$9.16
Class Z
Net assets	$81,054,942
Shares outstanding	8,857,736
Net asset value per share	$9.15

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Floating Rate Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$566,842
Dividends — affiliated issuers	44,887
Interest	13,970,668
Foreign taxes withheld	(85,026)
Total income	14,497,371
Expenses:
Investment management fees	1,581,117
Distribution and/or service fees
Class A	442,528
Class B	37,898
Class C	249,133
Class R	736
Class W	6
Transfer agent fees
Class A	243,457
Class B	5,212
Class C	34,259
Class K(a)	24
Class R	203
Class R5	5
Class W	3
Class Z	41,438
Administration fees	189,283
Plan administration fees
Class K(a)	122
Compensation of board members	10,930
Custodian fees	43,938
Printing and postage fees	34,452
Registration fees	79,031
Professional fees	23,914
Other	7,941
Total expenses	3,025,630
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(34,976)
Total net expenses	2,990,654
Net investment income	11,506,717
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,999,887
Net realized gain	1,999,887
Net change in unrealized appreciation (depreciation) on:
Investments	13,558,130
Net change in unrealized appreciation (depreciation)	13,558,130
Net realized and unrealized gain	15,558,017
Net increase in net assets resulting from operations	$27,064,734

(a) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Floating Rate Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations
Net investment income	$11,506,717	$22,906,801
Net realized gain (loss)	1,999,887	(4,143,574)
Net change in unrealized appreciation (depreciation)	13,558,130	(3,497,097)
Net increase in net assets resulting from operations	27,064,734	15,266,130
Distributions to shareholders
Net investment income
Class A	(7,531,109)	(16,760,908)
Class B	(132,816)	(402,512)
Class C	(870,962)	(1,786,040)
Class I	(1,660,188)	(3,326,080)
Class K(a)	(2,091)	(6,458)
Class R	(5,922)	(4,939)
Class R5	(747)	(257)
Class W	(96)	(215)
Class Z	(1,366,683)	(1,520,283)
Total distributions to shareholders	(11,570,614)	(23,807,692)
Increase (decrease) in net assets from capital stock activity	114,503,035	(130,584,800)
Total increase (decrease) in net assets	129,997,155	(139,126,362)
Net assets at beginning of period	494,589,250	633,715,612
Net assets at end of period	$624,586,405	$494,589,250
Undistributed net investment income	$271,454	$335,351

(a) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Floating Rate Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	7,551,606	68,502,012	7,449,529	65,400,666
Distributions reinvested	775,455	7,021,627	1,585,687	13,857,774
Redemptions	(4,350,419)	(39,387,211)	(17,943,554)	(155,737,788)
Net increase (decrease)	3,976,642	36,136,428	(8,908,338)	(76,479,348)
Class B shares
Subscriptions	95,472	865,009	111,308	973,323
Distributions reinvested	14,355	130,093	42,249	369,054
Redemptions(a)	(67,716)	(613,220)	(600,268)	(5,262,174)
Net increase (decrease)	42,111	381,882	(446,711)	(3,919,797)
Class C shares
Subscriptions	1,591,275	14,430,502	1,397,079	12,272,596
Distributions reinvested	82,787	749,942	160,963	1,407,385
Redemptions	(572,703)	(5,175,636)	(2,322,439)	(20,095,502)
Net increase (decrease)	1,101,359	10,004,808	(764,397)	(6,415,521)
Class I shares
Subscriptions	3,107,411	28,226,016	1,207,744	10,326,802
Distributions reinvested	183,281	1,659,978	376,535	3,283,596
Redemptions	(26,877)	(244,156)	(3,780,890)	(32,047,608)
Net increase (decrease)	3,263,815	29,641,838	(2,196,611)	(18,437,210)
Class K shares(b)
Subscriptions	—	—	9	75
Distributions reinvested	209	1,895	688	6,018
Redemptions	(6,307)	(56,896)	(1,480)	(12,781)
Net decrease	(6,098)	(55,001)	(783)	(6,688)
Class R shares
Subscriptions	23,000	208,845	16,618	147,156
Distributions reinvested	502	4,551	548	4,805
Redemptions	(10,772)	(97,698)	(1,185)	(10,147)
Net increase	12,730	115,698	15,981	141,814
Class R5 shares
Subscriptions	37,909	347,900	—	—
Distributions reinvested	69	631	—	—
Net increase	37,978	348,531	—	—
Class Z shares
Subscriptions	4,821,946	43,601,104	5,861,380	51,140,436
Distributions reinvested	139,091	1,259,191	144,650	1,264,965
Redemptions	(764,706)	(6,931,444)	(8,891,901)	(77,873,451)
Net increase (decrease)	4,196,331	37,928,851	(2,885,871)	(25,468,050)
Total net increase (decrease)	12,624,868	114,503,035	(15,186,730)	(130,584,800)

(a) Includes conversions of Class B shares to Class A shares, if any.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Floating Rate Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended July 31,
Class A	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.90		$8.96		$8.54	$7.93	$8.97	$9.70
Income from investment operations:
Net investment income	0.19		0.42		0.41	0.41	0.42	0.58
Net realized and unrealized gain (loss)	0.26		(0.05)		0.41	0.62	(1.02)	(0.75)
Total from investment operations	0.45		0.37		0.82	1.03	(0.60)	(0.17)
Less distributions to shareholders:
Net investment income	(0.19)		(0.43)		(0.40)	(0.42)	(0.44)	(0.56)
Total distributions to shareholders	(0.19)		(0.43)		(0.40)	(0.42)	(0.44)	(0.56)
Net asset value, end of period	$9.16		$8.90		$8.96	$8.54	$7.93	$8.97
Total return	5.14%		4.36%		9.65%	13.18%	(5.95%)	(1.85%)
Ratios to average net assets(a)(b)
Total gross expenses	1.11	%(c)	1.14	%(d)	1.10%	1.13%	1.13%	1.09%
Total net expenses(e)	1.10	%(c)	1.11	%(d)(f)	1.08%	1.08%	1.01%	1.06%
Net investment income	4.22	%(c)	4.73%		4.59%	4.82%	5.72%	6.19%
Supplemental data
Net assets, end of period (in thousands)	$383,479		$337,242		$419,157	$226,172	$267,669	$261,075
Portfolio turnover	27%		42%		69%	68%	84%	43%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class B	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.91		$8.97		$8.54	$7.94	$8.97	$9.70
Income from investment operations:
Net investment income	0.16		0.35		0.34	0.34	0.37	0.52
Net realized and unrealized gain (loss)	0.26		(0.04)		0.42	0.62	(1.02)	(0.76)
Total from investment operations	0.42		0.31		0.76	0.96	(0.65)	(0.24)
Less distributions to shareholders:
Net investment income	(0.16)		(0.37)		(0.33)	(0.36)	(0.38)	(0.49)
Total distributions to shareholders	(0.16)		(0.37)		(0.33)	(0.36)	(0.38)	(0.49)
Net asset value, end of period	$9.17		$8.91		$8.97	$8.54	$7.94	$8.97
Total return	4.74%		3.57%		8.95%	12.19%	(6.55%)	(2.59%)
Ratios to average net assets(a)(b)
Total gross expenses	1.86	%(c)	1.90	%(d)	1.85%	1.90%	1.90%	1.85%
Total net expenses(e)	1.84	%(c)	1.86	%(d)(f)	1.83%	1.84%	1.77%	1.82%
Net investment income	3.47	%(c)	4.00%		3.86%	4.02%	5.08%	5.52%
Supplemental data
Net assets, end of period (in thousands)	$7,885		$7,287		$11,337	$9,928	$13,753	$23,137
Portfolio turnover	27%		42%		69%	68%	84%	43%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
27

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class C	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.91		$8.96		$8.54	$7.93	$8.97	$9.70
Income from investment operations:
Net investment income	0.16		0.35		0.34	0.34	0.37	0.50
Net realized and unrealized gain (loss)	0.25		(0.03)		0.41	0.63	(1.03)	(0.74)
Total from investment operations	0.41		0.32		0.75	0.97	(0.66)	(0.24)
Less distributions to shareholders:
Net investment income	(0.16)		(0.37)		(0.33)	(0.36)	(0.38)	(0.49)
Total distributions to shareholders	(0.16)		(0.37)		(0.33)	(0.36)	(0.38)	(0.49)
Net asset value, end of period	$9.16		$8.91		$8.96	$8.54	$7.93	$8.97
Total return	4.63%		3.68%		8.84%	12.34%	(6.65%)	(2.58%)
Ratios to average net assets(a)(b)
Total gross expenses	1.86	%(c)	1.89	%(d)	1.85%	1.89%	1.89%	1.85%
Total net expenses(e)	1.84	%(c)	1.86	%(d)(f)	1.83%	1.83%	1.76%	1.81%
Net investment income	3.46	%(c)	3.96%		3.83%	4.01%	5.05%	5.39%
Supplemental data
Net assets, end of period (in thousands)	$56,864		$45,449		$52,578	$21,210	$15,721	$19,696
Portfolio turnover	27%		42%		69%	68%	84%	43%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
28

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class I	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.90		$8.96		$8.54	$7.93	$8.96	$9.70
Income from investment operations:
Net investment income	0.21		0.45		0.44	0.43	0.45	0.59
Net realized and unrealized gain (loss)	0.26		(0.04)		0.41	0.63	(1.02)	(0.74)
Total from investment operations	0.47		0.41		0.85	1.06	(0.57)	(0.15)
Less distributions to shareholders:
Net investment income	(0.21)		(0.47)		(0.43)	(0.45)	(0.46)	(0.59)
Total distributions to shareholders	(0.21)		(0.47)		(0.43)	(0.45)	(0.46)	(0.59)
Net asset value, end of period	$9.16		$8.90		$8.96	$8.54	$7.93	$8.96
Total return	5.34%		4.75%		10.02%	13.55%	(5.55%)	(1.65%)
Ratios to average net assets(a)(b)
Total gross expenses	0.72	%(c)	0.73	%(d)	0.77%	0.79%	0.78%	0.76%
Total net expenses(e)	0.72	%(c)	0.73	%(d)	0.74%	0.75%	0.70%	0.76%
Net investment income	4.59	%(c)	5.09%		5.00%	5.15%	6.18%	6.40%
Supplemental data
Net assets, end of period (in thousands)	$94,507		$62,786		$82,844	$101,982	$112,681	$184,940
Portfolio turnover	27%		42%		69%	68%	84%	43%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
29

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class K(a)	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.92		$8.97		$8.56	$7.95	$8.99	$9.70
Income from investment operations:
Net investment income	0.20		0.42		0.42	0.40	0.44	0.61
Net realized and unrealized gain (loss)	0.26		(0.03)		0.40	0.63	(1.03)	(0.73)
Total from investment operations	0.46		0.39		0.82	1.03	(0.59)	(0.12)
Less distributions to shareholders:
Net investment income	(0.20)		(0.44)		(0.41)	(0.42)	(0.45)	(0.59)
Total distributions to shareholders	(0.20)		(0.44)		(0.41)	(0.42)	(0.45)	(0.59)
Net asset value, end of period	$9.18		$8.92		$8.97	$8.56	$7.95	$8.99
Total return	5.16%		4.56%		9.62%	13.19%	(5.71%)	(1.41%)
Ratios to average net assets(b)(c)
Total gross expenses	1.02	%(d)	1.03	%(e)	1.07%	1.09%	1.07%	1.05%
Total net expenses(f)	1.02	%(d)	1.02	%(e)	1.04%	1.05%	0.81%	0.69%
Net investment income	4.28	%(d)	4.83%		4.67%	4.75%	5.96%	6.54%
Supplemental data
Net assets, end of period (in thousands)	$77		$129		$137	$178	$113	$184
Portfolio turnover	27%		42%		69%	68%	84%	43%

Notes to Financial Highlights

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
30

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class R	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$8.91		$8.97		$8.64
Income from investment operations:
Net investment income	0.18		0.38		0.32
Net realized and unrealized gain (loss)	0.26		(0.03)		0.32
Total from investment operations	0.44		0.35		0.64
Less distributions to shareholders:
Net investment income	(0.18)		(0.41)		(0.31)
Total distributions to shareholders	(0.18)		(0.41)		(0.31)
Net asset value, end of period	$9.17		$8.91		$8.97
Total return	5.01%		4.11%		7.47%
Ratios to average net assets(b)(c)
Total gross expenses	1.36	%(d)	1.39	%(e)	1.33	%(d)
Total net expenses(f)	1.35	%(d)	1.36	%(e)(g)	1.33	%(d)
Net investment income	3.99	%(d)	4.38%		4.23	%(d)
Supplemental data
Net assets, end of period (in thousands)	$361		$237		$96
Portfolio turnover	27%		42%		69%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to July 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
31

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class R5	(Unaudited)		2012		2011	2010	2009	2008(a)
Per share data
Net asset value, beginning of period	$8.93		$8.99		$8.56	$7.95	$8.98	$8.99
Income from investment operations:
Net investment income	0.22		0.44		0.44	0.43	0.45	0.01
Net realized and unrealized gain (loss)	0.25		(0.04)		0.41	0.62	(1.03)	(0.01)
Total from investment operations	0.47		0.40		0.85	1.05	(0.58)	—
Less distributions to shareholders:
Net investment income	(0.21)		(0.46)		(0.42)	(0.44)	(0.45)	(0.01)
Total distributions to shareholders	(0.21)		(0.46)		(0.42)	(0.44)	(0.45)	(0.01)
Net asset value, end of period	$9.19		$8.93		$8.99	$8.56	$7.95	$8.98
Total return	5.29%		4.70%		9.98%	13.47%	(5.57%)	(0.04%)
Ratios to average net assets(b)(c)
Total gross expenses	0.80	%(d)	0.79	%(e)	0.81%	0.87%	0.85%	0.75	%(d)
Total net expenses(f)	0.77	%(d)	0.79	%(e)	0.79%	0.80%	0.75%	0.75	%(d)
Net investment income	5.00	%(d)	5.04%		4.94%	5.10%	6.11%	4.59	%(d)
Supplemental data
Net assets, end of period (in thousands)	$354		$5		$5	$5	$4	$5
Portfolio turnover	27%		42%		69%	68%	84%	43%

Notes to Financial Highlights

(a)  For the period from July 24, 2008 to July 31, 2008. On July 24, 2008, the Investment Manager purchased 556 shares at $8.99 per share, which represented the initial capital in Class R5.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
32

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class W	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.91		$8.96		$8.54	$7.93	$8.97	$9.70
Income from investment operations:
Net investment income	0.19		0.41		0.41	0.39	0.42	0.56
Net realized and unrealized gain (loss)	0.25		(0.03)		0.41	0.63	(1.03)	(0.74)
Total from investment operations	0.44		0.38		0.82	1.02	(0.61)	(0.18)
Less distributions to shareholders:
Net investment income	(0.19)		(0.43)		(0.40)	(0.41)	(0.43)	(0.55)
Total distributions to shareholders	(0.19)		(0.43)		(0.40)	(0.41)	(0.43)	(0.55)
Net asset value, end of period	$9.16		$8.91		$8.96	$8.54	$7.93	$8.97
Total return	5.02%		4.47%		9.65%	13.05%	(6.07%)	(1.97%)
Ratios to average net assets(a)(b)
Total gross expenses	1.13	%(c)	1.18	%(d)	1.11%	1.26%	1.23%	1.20%
Total net expenses(e)	1.10	%(c)	1.11	%(d)	1.09%	1.20%	1.14%	1.20%
Net investment income	4.23	%(c)	4.72%		4.63%	4.70%	5.71%	6.00%
Supplemental data
Net assets, end of period (in thousands)	$5		$4		$4	$4	$4	$4
Portfolio turnover	27%		42%		69%	68%	84%	43%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
33

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$8.89		$8.95		$8.63
Income from investment operations:
Net investment income	0.20		0.43		0.35
Net realized and unrealized gain (loss)	0.26		(0.04)		0.32
Total from investment operations	0.46		0.39		0.67
Less distributions to shareholders:
Net investment income	(0.20)		(0.45)		(0.35)
Total distributions to shareholders	(0.20)		(0.45)		(0.35)
Net asset value, end of period	$9.15		$8.89		$8.95
Total return	5.28%		4.63%		7.80%
Ratios to average net assets(b)(c)
Total gross expenses	0.86	%(d)	0.89	%(e)	0.82	%(d)
Total net expenses(f)	0.84	%(d)	0.85	%(e)(g)	0.82	%(d)
Net investment income	4.51	%(d)	4.92%		4.76	%(d)
Supplemental data
Net assets, end of period (in thousands)	$81,055		$41,450		$67,558
Portfolio turnover	27%		42%		69%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to July 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
34

Columbia Floating Rate Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior

Semiannual Report 2013
35

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Investments in Loans

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Semiannual Report 2013
36

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund recognizes certain facility fees as income over the expected term of the loan. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectabilityof interest is reasonably assured.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2013
37

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.59% to 0.36% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013 was 0.58% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2013, other expenses paid to this company were $1,026.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

Semiannual Report 2013
38

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

For the six months ended January 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.14%
Class B	0.14
Class C	0.14
Class K	0.05
Class R	0.14
Class R5	0.03
Class W	0.15
Class Z	0.14

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $874,000 and $392,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were

$211,128 for Class A, $558 for Class B, and $2,835 for Class C shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective October 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.09%
Class B	1.84
Class C	1.84
Class I	0.74
Class K	1.04
Class R	1.34
Class R5	0.79
Class W	1.09
Class Z	0.84

Prior to October 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.12%
Class B	1.87
Class C	1.87
Class I	0.80
Class K	1.10
Class R	1.37
Class R5	0.85
Class W	1.12
Class Z	0.87

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated

Semiannual Report 2013
39

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $628,306,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$17,975,000
Unrealized depreciation	(17,136,000)
Net unrealized appreciation	$839,000

The following capital loss carryforward, determined as of July 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2016	$1,957,317
2017	29,093,899
2018	35,398,330
Unlimited short-term	3,872,666
Total	$70,322,212

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $489,495 at July 31, 2012 as arising on August 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $228,495,961 and $137,650,450, respectively, for the six months ended January 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2013, one unaffiliated shareholder account owned 30.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 15.1% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Semiannual Report 2013
40

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

The Fund had no borrowings during the six months ended January 31, 2013.

Note 9. Significant Risks

Floating Rate Loan Risk

The Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, prepayment and extension risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Columbia Floating Rate Fund (the "Fund") is one of several defendants to a bankruptcy proceeding captioned Official Committee of Unsecured Creditors of TOUSA, Inc., et al. v. Citicorp North America, Inc., et al. (the "Lawsuit"), (In re TOUSA, Inc., et al.), pending in the U.S. Bankruptcy Court, Southern District of Florida (the "Bankruptcy Court"). The Fund and several other defendants (together the "Senior Transeastern Defendants") were lenders to parties involved in a joint venture with TOUSA, Inc. ("TOUSA") on a $450 million Credit Agreement dated as of August 1, 2005 (the "Credit Agreement"). In 2006, the administrative agent under the Credit Agreement brought claims against TOUSA alleging that certain events of default had occurred under the Credit Agreement thus triggering the guaranties (the "Transeastern Litigation"). On July 31, 2007, TOUSA and the Senior Transeastern Defendants reached a settlement in the Transeastern Litigation pursuant to which the Fund (as well as the other Senior Transeastern Defendants) released its claims and was paid $1,052,271. To fund the settlement, TOUSA entered into a $500 million credit facility with new lenders secured by liens on the assets of certain of TOUSA's subsidiaries. On January 29, 2008, TOUSA and certain of its subsidiaries filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code. In August 2008, the Committee of Unsecured Creditors of TOUSA ("Committee") filed the Lawsuit, seeking as to the Fund and the other Senior Transeastern Defendants a return of the money the Senior Transeastern Defendants received as part of the Transeastern Litigation settlement. The Lawsuit went to trial in July 2009, and the Bankruptcy Court ordered the Fund and the other Senior Transeastern Defendants to disgorge the money they received in settlement of the Transeastern Litigation. The Senior Transeastern Defendants, including the Fund, appealed the Bankruptcy Court's decision to the District Court for the Southern District of Florida (the "District Court"). To stay execution of the judgment against the Fund pending appeal, the Fund deposited $1,327,620 with the Bankruptcy Court clerk of court. On February 11, 2011, the District Court entered an opinion and order quashing the Bankruptcy Court's decision as it relates to the liability of the Senior Transeastern Defendants and ordering that "[t]he Bankruptcy Court's imposition of remedies as to the [Senior Transeastern Defendants] is null and void." On March 8, 2011, the Committee appealed the District Court's order to the Eleventh Circuit Court of Appeals. The Court heard oral argument on March 21, 2012, and on May 15, 2012 issued an order reversing the decision of the District Court. A petition for rehearing by the entire panel of the Eleventh Circuit Court of Appeals was filed and denied. The District Court will now review and decide several remaining appeal issues. Briefing is

Semiannual Report 2013
41

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

complete on the remaining appellate issues. No date for oral argument has yet been set.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
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Semiannual Report 2013
44

Columbia Floating Rate Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
45

Columbia Floating Rate Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR149_07_C01_(03/13)

Semiannual Report January 31, 2013

Columbia Income Opportunities Fund

Columbia Income Opportunities Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Income Opportunities Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Income Opportunities Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Income Opportunities Fund (the Fund) Class A shares gained 6.04% excluding sales charges for the six months ended January 31, 2013.

>	The Fund underperformed its benchmark, the BofA Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index, which increased 6.65% during the same period.

Average Annual Total Returns (%) (for period ended January 31, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	06/19/03
Excluding sales charges		6.04	11.95	9.58	8.15
Including sales charges		0.98	6.68	8.52	7.60
Class B	06/19/03
Excluding sales charges		5.65	11.12	8.76	7.33
Including sales charges		0.65	6.12	8.47	7.33
Class C	06/19/03
Excluding sales charges		5.73	11.30	8.83	7.37
Including sales charges		4.73	10.30	8.83	7.37
Class I*	03/04/04	6.26	12.39	10.01	8.54
Class K (formerly Class R4)	06/19/03	6.09	12.03	9.78	8.36
Class R*	09/27/10	5.91	11.57	9.31	7.88
Class R4*	11/08/12	6.09	12.00	9.59	8.16
Class R5*	11/08/12	6.12	12.03	9.60	8.16
Class W*	09/27/10	6.05	11.87	9.57	8.15
Class Y*	03/07/11	6.26	12.28	9.73	8.23
Class Z*	09/27/10	6.17	12.21	9.73	8.23
BofA Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index		6.65	12.90	9.52	8.26

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The BofA Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Income Opportunities Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013)
Common Stocks	0.0	(a)
Consumer Discretionary	0.0	(a)
Consumer Staples	0.0	(a)
Financials	0.0	(a)
Industrials	0.0	(a)
Information Technology	0.0	(a)
Materials	0.0	(a)
Utilities	0.0	(a)
Convertible Bonds	0.0	(a)
Telecommunication	0.0	(a)
Corporate Bonds & Notes	91.3
Consumer Discretionary	12.7
Consumer Staples	1.5
Energy	13.9
Financials	7.6
Health Care	6.7
Industrials	8.4
Materials	11.3
Telecommunication	22.9
Utilities	6.3
Money Market Funds	2.5
Preferred Stocks	0.0	(a)
Industrials	0.0	(a)
Senior Loans	6.2
Consumer Discretionary	1.4
Consumer Staples	0.3
Financials	1.3
Health Care	0.1
Industrials	0.6
Materials	1.3
Telecommunication	1.2
Utilities	0.0	(a)
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Portfolio Management

Brian Lavin, CFA

Semiannual Report 2013	3

Columbia Income Opportunities Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at January 31, 2013)
BBB rating	1.5
BB rating	42.0
B rating	51.9
CCC rating	3.7
Not rated	0.9
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the average of the ratings from Moody’s, S&P, and Fitch. When a rating from only two agencies is available, the average of the two is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

4	Semiannual Report 2013

Columbia Income Opportunities Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,060.40		1,019.86	5.50		5.40	1.06
Class B	1,000.00	1,000.00	1,056.50		1,016.08	9.38		9.20	1.81
Class C	1,000.00	1,000.00	1,057.30		1,016.84	8.61		8.44	1.66
Class I	1,000.00	1,000.00	1,062.60		1,021.98	3.33		3.26	0.64
Class K	1,000.00	1,000.00	1,060.90		1,020.47	4.88		4.79	0.94
Class R	1,000.00	1,000.00	1,059.10		1,018.60	6.80		6.67	1.31
Class R4	1,000.00	1,000.00	1,030.80	*	1,021.53	1.69	*	3.72	0.73	*
Class R5	1,000.00	1,000.00	1,031.20	*	1,022.23	1.36	*	3.01	0.59	*
Class W	1,000.00	1,000.00	1,060.50		1,019.86	5.51		5.40	1.06
Class Y	1,000.00	1,000.00	1,062.60		1,021.98	3.33		3.26	0.64
Class Z	1,000.00	1,000.00	1,061.70		1,021.12	4.21		4.13	0.81

*	For the period November 8, 2012 through January 31, 2013. Class R4 and Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013	5

Columbia Income Opportunities Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 93.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.3%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	13,352,000	13,652,420

Bombardier, Inc.(a) Senior Notes
01/15/16	4.250%	4,298,000	4,426,940
01/15/23	6.125%	8,455,000	8,560,687

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	6,248,000	6,849,370
03/15/21	7.125%	10,333,000	11,366,300

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	19,476,000	21,374,910

Oshkosh Corp.
03/01/17	8.250%	5,299,000	5,815,653
03/01/20	8.500%	9,029,000	10,157,625

TransDigm, Inc.(a)
10/15/20	5.500%	7,957,000	8,295,172

Total			90,499,077

Automotive 2.0%
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	1,620,000	1,773,900
06/15/21	8.250%	8,799,000	9,766,890

Collins & Aikman Products Co. Senior Subordinated Notes(a)(b)(c)(d)
08/15/12	12.875%	6,910,000	691

Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	277,000	301,237

Jaguar Land Rover Automotive PLC(a)
02/01/23	5.625%	6,450,000	6,579,000

Lear Corp. Escrow Bond(b)(c)
03/31/16	0.000%	1,595,000	2,393

Lear Corp.
03/15/18	7.875%	649,000	700,920
03/15/20	8.125%	7,038,000	7,847,370

Lear Corp.(a)
01/15/23	4.750%	2,008,000	1,997,960

Schaeffler Finance BV(a) Senior Secured
02/15/17	7.750%	3,160,000	3,578,700
02/15/19	8.500%	5,924,000	6,723,740

Visteon Corp.
04/15/19	6.750%	14,443,000	15,454,010

Total			54,726,811

Banking 2.7%
Ally Financial, Inc.
02/15/17	5.500%	4,144,000	4,455,123
12/01/17	6.250%	7,875,000	8,761,670

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/20	8.000%	32,058,000	39,311,122
09/15/20	7.500%	9,393,000	11,295,083

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	9,534,000	10,797,255

Total			74,620,253

Brokerage 0.4%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	7,466,000	7,745,975

Neuberger Berman Group LLC/Finance Corp. Senior Unsecured(a)
03/15/20	5.625%	2,842,000	2,991,205

Total			10,737,180

Building Materials 1.0%
Building Materials Corp. of America(a) Senior Notes
05/01/21	6.750%	9,848,000	10,857,420
Senior Secured
02/15/20	7.000%	2,055,000	2,239,950

Gibraltar Industries, Inc.(a)
02/01/21	6.250%	2,001,000	2,078,539

Interface, Inc.
12/01/18	7.625%	2,650,000	2,875,250

Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	6,263,000	6,497,862

Nortek, Inc.
12/01/18	10.000%	664,000	753,640
04/15/21	8.500%	2,748,000	3,112,110

Total			28,414,771

Chemicals 4.9%
Ashland, Inc.(a)
08/15/22	4.750%	3,612,000	3,711,330

Celanese U.S. Holdings LLC
06/15/21	5.875%	5,293,000	5,941,392
11/15/22	4.625%	5,143,000	5,310,148

Dupont Performance Coatings, Inc.(a)(e)
05/01/21	7.375%	6,522,000	6,717,822

Eagle Spinco, Inc.(a)
02/15/21	4.625%	4,112,000	4,137,700

Huntsman International LLC
11/15/20	4.875%	2,965,000	2,994,650
03/15/21	8.625%	2,297,000	2,630,065

JM Huber Corp. Senior Notes(a)
11/01/19	9.875%	5,150,000	5,761,563

Koppers, Inc.
12/01/19	7.875%	4,115,000	4,531,644

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LyondellBasell Industries NV Senior Unsecured
11/15/21	6.000%	16,567,000	19,466,225
04/15/24	5.750%	21,173,000	24,507,747

Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	6,535,000	6,731,050

Nova Chemicals Corp. Senior Unsecured
11/01/16	8.375%	2,880,000	3,139,200

Nufarm Australia Ltd.(a)
10/15/19	6.375%	1,878,000	1,990,680

PQ Corp. Secured(a)
05/01/18	8.750%	20,597,000	21,472,372

Polypore International, Inc.
11/15/17	7.500%	8,200,000	8,917,500

Rockwood Specialties Group, Inc.
10/15/20	4.625%	6,439,000	6,575,829

Total			134,536,917

Construction Machinery 3.0%
Ashtead Capital, Inc. Secured(a)
07/15/22	6.500%	3,741,000	4,058,985

CNH Capital LLC
11/01/16	6.250%	7,384,000	8,140,860

Case New Holland, Inc.
12/01/17	7.875%	17,216,000	20,357,920

Columbus McKinnon Corp.
02/01/19	7.875%	2,139,000	2,294,078

H&E Equipment Services, Inc.(a)
09/01/22	7.000%	3,641,000	3,977,792

Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	7,912,000	8,258,150

United Rentals North America, Inc.
12/15/19	9.250%	15,632,000	17,859,560
05/15/20	7.375%	3,021,000	3,323,100
04/15/22	7.625%	2,906,000	3,240,190
Secured
07/15/18	5.750%	8,603,000	9,248,225

Total			80,758,860

Consumer Cyclical Services 1.1%
Goodman Networks, Inc. Senior Secured(a)
07/01/18	13.125%	5,232,000	5,807,520

Vivint, Inc. Senior Secured(a)
12/01/19	6.375%	23,901,000	23,422,980

Total			29,230,500

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 1.2%
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	2,584,000	2,781,030

Spectrum Brands Escrow Corp.(a) Senior Unsecured
11/15/20	6.375%	5,926,000	6,303,782
11/15/22	6.625%	3,036,000	3,278,880

Spectrum Brands, Inc. Senior Secured
06/15/18	9.500%	15,430,000	17,455,187

Spectrum Brands, Inc.(a)
03/15/20	6.750%	1,725,000	1,863,000

Tempur-Pedic International, Inc.(a)
12/15/20	6.875%	983,000	1,044,438

Total			32,726,317

Diversified Manufacturing 0.6%
Actuant Corp.
06/15/22	5.625%	3,487,000	3,591,610

Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	8,025,000	8,586,750

Apex Tool Group LLC(a)(e)
02/01/21	7.000%	1,940,000	1,988,500

Tomkins LLC/Inc. Secured
10/01/18	9.000%	615,000	686,494

Unifrax I LLC/Holding Co.(a)(e)
02/15/19	7.500%	2,411,000	2,411,000

Total			17,264,354

Electric 1.2%
AES Corp. Senior Unsecured
07/01/21	7.375%	6,955,000	7,754,825

CMS Energy Corp. Senior Unsecured
03/15/22	5.050%	1,754,000	1,954,654

Calpine Corp. Senior Secured(a)
02/15/21	7.500%	6,849,000	7,414,043

GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	4,640,000	5,510,000

GenOn REMA LLC Pass-Through Certificates
07/02/17	9.237%	89,269	98,418

Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	1,745,000	1,858,425

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ipalco Enterprises, Inc.(a) Senior Secured
04/01/16	7.250%	7,895,000	8,802,925

Total			33,393,290

Entertainment 0.8%
AMC Entertainment, Inc.
06/01/19	8.750%	8,396,000	9,277,580

Cinemark USA, Inc.(a)
12/15/22	5.125%	2,905,000	2,941,313

Regal Entertainment Group Senior Unsecured
02/01/25	5.750%	1,906,000	1,886,940

Speedway Motorsports, Inc.
02/01/19	6.750%	2,778,000	2,944,680

Speedway Motorsports, Inc.(a)
02/01/19	6.750%	3,198,000	3,389,880

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(b)(c)
07/01/15	9.300%	90,180	90,180

Total			20,530,573

Environmental 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	6,117,000	6,392,265

Clean Harbors, Inc.(a)
06/01/21	5.125%	5,021,000	5,246,945

Total			11,639,210

Food and Beverage 0.3%
Cott Beverages, Inc.
11/15/17	8.375%	4,109,000	4,447,993
09/01/18	8.125%	4,186,000	4,615,065

Total			9,063,058

Gaming 2.7%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	7,835,000	7,874,175

MGM Resorts International
12/15/21	6.625%	9,043,000	9,314,290

MGM Resorts International(a)
10/01/20	6.750%	2,470,000	2,593,500

ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	5,878,000	6,774,395

Seminole Indian Tribe of Florida(a) Secured
10/01/17	7.750%	6,000,000	6,495,000
Senior Secured
10/01/20	6.535%	9,815,000	10,704,661

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senior Unsecured
10/01/20	7.804%	3,960,000	3,990,730

Seneca Gaming Corp.(a)
12/01/18	8.250%	5,574,000	5,922,375

Studio City Finance Ltd.(a)
12/01/20	8.500%	13,698,000	14,978,763

Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	5,481,000	4,878,090

Total			73,525,979

Gas Pipelines 5.2%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	10,209,000	10,157,955

El Paso LLC
06/15/14	6.875%	378,000	402,969
06/01/18	7.250%	3,378,000	3,922,703
09/15/20	6.500%	13,795,000	15,398,669
01/15/32	7.750%	18,647,000	21,924,770

Hiland Partners LP/Finance Corp.(a)
10/01/20	7.250%	15,759,000	17,059,117

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,842,000	5,253,570
02/15/23	5.500%	7,671,000	8,092,905
07/15/23	4.500%	5,642,000	5,613,790

Regency Energy Partners LP/Corp.
04/15/23	5.500%	8,168,000	8,658,080

Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	5,453,000	5,902,873
07/15/21	6.500%	9,083,000	9,923,177

Sabine Pass Liquefaction LLC Senior Secured(a)(e)
02/01/21	5.625%	7,202,000	7,229,007

Sonat, Inc.
02/01/18	7.000%	675,000	746,103

Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	12,990,000	13,184,850

Southern Star Central Corp.(a) Senior Unsecured
03/01/16	6.750%	3,600,000	3,654,000

Tesoro Logistics LP/Finance Corp. Senior Unsecured(a)
10/01/20	5.875%	4,297,000	4,533,335

Total			141,657,873

Health Care 6.2%
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	3,245,000	3,431,588

Amsurg Corp.(a)
11/30/20	5.625%	3,024,000	3,160,080

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Biomet, Inc.(a)
08/01/20	6.500%	7,540,000	7,917,000

CHS/Community Health Systems, Inc.
11/15/19	8.000%	6,968,000	7,647,380
07/15/20	7.125%	7,470,000	8,067,600
Senior Secured
08/15/18	5.125%	8,515,000	8,962,037

ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	10,197,000	11,318,670

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	5,010,000	5,260,500

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	1,808,000	1,957,160
01/31/22	5.875%	3,743,000	4,089,228

Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	1,394,000	1,568,250

HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	10,665,000	11,224,912

HCA, Inc.
02/15/22	7.500%	10,000,000	11,550,000
05/01/23	5.875%	4,802,000	5,006,085
Senior Secured
02/15/20	6.500%	14,399,000	16,018,887
05/01/23	4.750%	3,191,000	3,210,944

Health Management Associates, Inc.
01/15/20	7.375%	3,952,000	4,342,260

HealthSouth Corp.
02/15/20	8.125%	292,000	320,470

Hologic, Inc.(a)
08/01/20	6.250%	1,346,000	1,446,950

IMS Health, Inc. Senior Unsecured(a)
11/01/20	6.000%	4,191,000	4,369,118

LifePoint Hospitals, Inc.
10/01/20	6.625%	1,672,000	1,822,480

Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	7,437,000	8,329,440

STHI Holding Corp. Secured(a)
03/15/18	8.000%	2,184,000	2,364,180

Tenet Healthcare Corp.(a) Senior Secured
06/01/20	4.750%	11,105,000	11,174,406

Tenet Healthcare Corp.(a)(e) Senior Secured
04/01/21	4.500%	3,272,000	3,218,830

Universal Hospital Services, Inc. Secured
08/15/20	7.625%	2,222,000	2,383,095

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VWR Funding, Inc.(a)
09/15/17	7.250%	501,000	532,313

Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	11,335,000	12,015,100
02/01/19	7.750%	2,077,000	2,193,831

Vanguard Health Holding Co. II LLC/Inc.(a)
02/01/19	7.750%	3,960,000	4,207,500

Total			169,110,294

Home Construction 0.8%
KB Home
09/15/17	9.100%	1,020,000	1,201,050
03/15/20	8.000%	2,395,000	2,775,206
09/15/22	7.500%	2,228,000	2,489,790

Meritage Homes Corp.
04/01/22	7.000%	2,634,000	2,903,985

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	3,593,000	4,024,160

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/20	7.750%	5,695,000	6,122,125
04/15/20	7.750%	1,839,000	1,976,925

Total			21,493,241

Independent Energy 12.7%
Antero Resources Finance Corp.
12/01/17	9.375%	330,000	359,700
08/01/19	7.250%	1,379,000	1,496,215

Berry Petroleum Co. Senior Unsecured
11/01/20	6.750%	2,070,000	2,240,775

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	5,312,000	5,723,680

Chaparral Energy, Inc.
09/01/21	8.250%	2,082,000	2,311,020
11/15/22	7.625%	2,817,000	3,042,360

Chesapeake Energy Corp.
08/15/20	6.625%	18,556,000	20,365,210
02/15/21	6.125%	14,295,000	15,295,650

Cimarex Energy Co.
05/01/22	5.875%	7,654,000	8,228,050

Comstock Resources, Inc.
06/15/20	9.500%	10,291,000	11,114,280

Concho Resources, Inc.
10/01/17	8.625%	3,503,000	3,783,240
01/15/21	7.000%	6,799,000	7,512,895
01/15/22	6.500%	970,000	1,057,300
10/01/22	5.500%	6,032,000	6,393,920
04/01/23	5.500%	3,967,000	4,185,185

Continental Resources, Inc.
10/01/19	8.250%	2,129,000	2,392,464
10/01/20	7.375%	1,563,000	1,766,190
04/01/21	7.125%	4,004,000	4,534,530
09/15/22	5.000%	26,156,000	27,856,140

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EP Energy Holdings LLC/Bond Co., Inc. PIK Senior Unsecured(a)
12/15/17	8.125%	4,079,000	4,119,790

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	2,363,000	2,540,225
Senior Secured
05/01/19	6.875%	7,134,000	7,704,720

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	10,723,000	12,063,375

Halcon Resources Corp.(a)
05/15/21	8.875%	8,993,000	9,600,028

Kodiak Oil & Gas Corp.
12/01/19	8.125%	23,378,000	26,066,470

Kodiak Oil & Gas Corp.(a)
01/15/21	5.500%	3,741,000	3,769,058

Laredo Petroleum, Inc.
02/15/19	9.500%	11,671,000	13,188,230
05/01/22	7.375%	9,916,000	10,734,070

MEG Energy Corp.(a)
03/15/21	6.500%	6,360,000	6,678,000
01/30/23	6.375%	13,834,000	14,421,945

Oasis Petroleum, Inc.
02/01/19	7.250%	7,209,000	7,821,765
11/01/21	6.500%	10,737,000	11,488,590
01/15/23	6.875%	8,244,000	8,965,350

Plains Exploration & Production Co.
11/15/20	6.500%	16,530,000	18,286,312
02/15/23	6.875%	4,859,000	5,557,481

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	20,593,000	23,836,397
10/01/22	5.375%	5,958,000	6,360,165
05/01/23	5.250%	8,984,000	9,433,200

Range Resources Corp.
06/01/21	5.750%	7,170,000	7,671,900

SM Energy Co. Senior Unsecured
11/15/21	6.500%	2,842,000	3,026,730
01/01/23	6.500%	2,889,000	3,076,785

Whiting Petroleum Corp.
10/01/18	6.500%	340,000	364,650

Total			346,434,040

Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	2,686,000	2,981,460

Media Cable 4.0%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	18,534,000	20,758,080
01/31/22	6.625%	1,644,000	1,791,960
09/30/22	5.250%	8,220,000	8,137,800

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	6,311,000	7,099,875

Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	15,238,000	14,990,382

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
09/15/20	6.375%	6,760,000	7,081,100

DISH DBS Corp.
09/01/19	7.875%	8,675,000	10,258,187
06/01/21	6.750%	16,503,000	18,483,360
07/15/22	5.875%	4,926,000	5,233,875

Quebecor Media, Inc.(a) Senior Unsecured
01/15/23	5.750%	4,527,000	4,742,033

Quebecor Media, Inc.(b)(c)
01/15/49	9.750%	1,885,000	75,777

Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(a)
01/15/23	5.500%	7,231,000	7,538,318

Videotron Ltd.
07/15/22	5.000%	2,947,000	3,079,615

WaveDivision Escrow LLC/Corp. Senior Unsecured(a)
09/01/20	8.125%	196,000	204,820

Total			109,475,182

Media Non-Cable 7.5%
AMC Networks, Inc.
07/15/21	7.750%	17,616,000	20,126,280
12/15/22	4.750%	4,413,000	4,413,000

Clear Channel Worldwide Holdings, Inc.(a)
11/15/22	6.500%	8,464,000	8,929,520
11/15/22	6.500%	27,721,000	29,522,865

DigitalGlobe, Inc.(a)
02/01/21	5.250%	3,103,000	3,095,243

Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	9,388,000	10,373,740

Intelsat Jackson Holdings SA
04/01/19	7.250%	5,390,000	5,780,775

Intelsat Jackson Holdings SA(a) Senior Unsecured
10/15/20	7.250%	9,200,000	9,844,000

Lamar Media Corp.(a)
05/01/23	5.000%	10,009,000	10,209,180

National CineMedia LLC Senior Secured
04/15/22	6.000%	5,576,000	5,952,380
Senior Unsecured
07/15/21	7.875%	4,156,000	4,613,160

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/Co.(a)
10/01/20	4.500%	14,243,000	13,993,747

Salem Communications Corp. Secured
12/15/16	9.625%	11,308,000	12,438,800

Sinclair Television Group, Inc. Secured(a)
11/01/17	9.250%	13,011,000	14,247,045

Starz LLC/Finance Corp.(a)
09/15/19	5.000%	2,864,000	2,964,240

Univision Communications, Inc.(a) Senior Secured
05/15/19	6.875%	14,229,000	14,940,450
11/01/20	7.875%	12,209,000	13,307,810
09/15/22	6.750%	5,189,000	5,422,505

XM Satellite Radio, Inc.(a)
11/01/18	7.625%	12,239,000	13,524,095

Ziff Davis Media, Inc.(b)(c)(d)
12/15/11	13.500%	753,352	19,662

Total			203,718,497

Metals 4.1%
Alpha Natural Resources, Inc.
04/15/18	9.750%	9,694,000	10,566,460
06/01/19	6.000%	6,735,000	6,095,175

ArcelorMittal Senior Unsecured
03/01/21	6.000%	3,499,000	3,677,928
02/25/22	6.750%	5,794,000	6,376,544

Arch Coal, Inc.
06/15/21	7.250%	2,803,000	2,508,685

Arch Coal, Inc.(a)
06/15/19	9.875%	8,390,000	8,704,625

CONSOL Energy, Inc.
04/01/20	8.250%	3,412,000	3,693,490

Calcipar SA Senior Secured(a)
05/01/18	6.875%	8,836,000	9,277,800

Compass Minerals International, Inc.
06/01/19	8.000%	1,300,000	1,404,000

FMG Resources August 2006 Proprietary Ltd.(a)
02/01/18	6.875%	1,708,000	1,772,050
11/01/19	8.250%	16,594,000	17,963,005

Inmet Mining Corp.(a)
06/01/20	8.750%	13,329,000	14,795,190
06/01/21	7.500%	4,013,000	4,313,975

JMC Steel Group, Inc. Senior Notes(a)
03/15/18	8.250%	6,016,000	6,407,040

Neenah Foundry Co. Secured PIK
07/29/15	15.000%	969,830	892,244

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peabody Energy Corp.
11/15/18	6.000%	6,513,000	6,822,368

Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	7,176,000	7,463,040

Total			112,733,619

Non-Captive Consumer 0.4%
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	10,206,000	9,721,215

Non-Captive Diversified 4.1%
AerCap Aviation Solutions BV
05/30/17	6.375%	6,254,000	6,629,240

Air Lease Corp.(e)
03/01/20	4.750%	12,392,000	12,268,080

CIT Group, Inc. Senior Unsecured
03/15/18	5.250%	9,926,000	10,620,820
05/15/20	5.375%	6,714,000	7,284,690
08/15/22	5.000%	3,325,000	3,511,606

CIT Group, Inc.(a) Senior Secured
04/01/18	6.625%	7,375,000	8,260,000
Senior Unsecured
02/15/19	5.500%	16,130,000	17,259,100

International Lease Finance Corp. Senior Unsecured
03/15/17	8.750%	4,189,000	4,932,547
09/01/17	8.875%	4,988,000	5,973,130
04/01/19	5.875%	7,771,000	8,399,837
12/15/20	8.250%	17,022,000	20,851,950
01/15/22	8.625%	4,638,000	5,890,260

Total			111,881,260

Oil Field Services 1.5%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	17,441,000	18,967,087

Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	9,990,000	10,839,150

Oil States International, Inc.
06/01/19	6.500%	5,980,000	6,383,650

Oil States International, Inc.(a)
01/15/23	5.125%	5,283,000	5,349,038

Total			41,538,925

Other Financial Institutions 0.1%
FTI Consulting, Inc.(a)
11/15/22	6.000%	3,414,000	3,593,235

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.5%
Interline Brands, Inc.
11/15/18	7.500%	8,644,000	9,378,740

SPL Logistics Escrow LLC/Finance Corp. Senior Secured(a)
08/01/20	8.875%	3,831,000	4,089,593

Total			13,468,333

Packaging 1.4%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc.(a) Senior Secured
11/15/22	4.875%	2,348,000	2,342,130
Senior Unsecured
11/15/20	7.000%	4,258,000	4,289,935

Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	13,250,000	13,548,125

Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	2,063,000	2,253,828
Senior Secured
08/15/19	7.875%	9,929,000	10,921,900

Sealed Air Corp.(a)
12/01/20	6.500%	2,199,000	2,429,895
09/15/21	8.375%	2,581,000	2,961,697

Total			38,747,510

Pharmaceuticals 0.6%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	1,987,000	2,255,245

VPI Escrow Corp.(a)
10/15/20	6.375%	9,814,000	10,108,420

Valeant Pharmaceuticals International Senior Notes(a)
10/15/20	6.375%	1,961,000	2,024,733

Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	2,626,000	2,836,080

Total			17,224,478

Property & Casualty —%
Lumbermens Mutual Casualty Co.(a)(d)
12/01/37	8.300%	180,000	81

Lumbermens Mutual Casualty Co.(a)(d)
12/01/97	8.450%	4,600,000	2,070

Lumbermens Mutual Casualty Co.(d) Subordinated Notes
07/01/26	9.150%	9,865,000	4,439

Total			6,590

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.2%
Shearer’s Foods, Inc. LLC Senior Secured(a)
11/01/19	9.000%	4,691,000	5,031,098

Retailers 1.4%
AutoNation, Inc.
02/01/20	5.500%	423,000	457,898

Limited Brands, Inc.
05/01/20	7.000%	2,000,000	2,300,000
04/01/21	6.625%	3,530,000	4,015,375
02/15/22	5.625%	6,718,000	7,221,850

Penske Automotive Group, Inc.(a)
10/01/22	5.750%	2,527,000	2,596,492

QVC, Inc.(a) Senior Secured
10/01/19	7.500%	2,339,000	2,625,527
07/02/22	5.125%	1,716,000	1,802,160

Rite Aid Corp. Senior Secured
08/15/20	8.000%	11,158,000	12,720,120

Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	1,927,000	2,129,335

Sonic Automotive, Inc.
07/15/22	7.000%	1,866,000	2,059,598

Total			37,928,355

Technology 5.9%
Alliance Data Systems Corp.(a)
12/01/17	5.250%	8,453,000	8,812,252
04/01/20	6.375%	3,030,000	3,272,400

Amkor Technology, Inc.
05/01/18	7.375%	2,092,000	2,201,830
Senior Unsecured
06/01/21	6.625%	8,264,000	8,449,940
10/01/22	6.375%	6,926,000	6,960,630

Anixter, Inc.
05/01/19	5.625%	1,739,000	1,847,688

Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	5,399,000	5,898,407

CDW LLC/Finance Corp.
04/01/19	8.500%	7,423,000	8,220,972
Senior Secured
12/15/18	8.000%	17,821,000	19,825,862

Cardtronics, Inc.
09/01/18	8.250%	4,169,000	4,596,323

Equinix, Inc. Senior Unsecured
07/15/21	7.000%	2,535,000	2,832,863

First Data Corp.(a) Secured
01/15/21	8.250%	26,636,000	27,435,080

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senior Secured
06/15/19	7.375%	11,546,000	12,152,165
08/15/20	8.875%	1,800,000	1,993,500
11/01/20	6.750%	14,196,000	14,586,390

Interactive Data Corp.
08/01/18	10.250%	9,650,000	10,928,625

NXP BV/Funding LLC(a)(e)
02/15/21	5.750%	7,213,000	7,213,000

Nuance Communications, Inc.(a)
08/15/20	5.375%	12,834,000	13,219,020

Total			160,446,947

Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	6,171,000	7,142,932

Hertz Corp. (The)
01/15/21	7.375%	2,800,000	3,108,000

Hertz Corp. (The)(a)
10/15/20	5.875%	4,650,000	4,940,625
10/15/22	6.250%	3,975,000	4,312,875

Total			19,504,432

Wireless 4.9%
Cricket Communications, Inc.
10/15/20	7.750%	8,050,000	8,351,875
Senior Secured
05/15/16	7.750%	14,637,000	15,405,442

Crown Castle International Corp. Senior Unsecured(a)
01/15/23	5.250%	15,213,000	15,973,650

SBA Telecommunications, Inc.(a)
07/15/20	5.750%	13,751,000	14,438,550

Sprint Capital Corp.
11/15/28	6.875%	17,724,000	17,901,240

Sprint Nextel Corp. Senior Unsecured
08/15/20	7.000%	5,713,000	6,184,323
11/15/22	6.000%	6,600,000	6,633,000

Sprint Nextel Corp.(a)
11/15/18	9.000%	23,916,000	29,536,260
03/01/20	7.000%	3,161,000	3,666,760

Wind Acquisition Finance SA Senior Secured(a)
02/15/18	7.250%	14,575,000	15,340,187

Total			133,431,287

Wirelines 5.2%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	28,042,000	30,620,546
03/15/22	5.800%	16,109,000	16,855,878

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CyrusOne LLP./Finance Corp.(a)
11/15/22	6.375%	6,803,000	7,262,203

Frontier Communications Corp. Senior Unsecured
10/01/18	8.125%	7,000,000	8,102,500
07/01/21	9.250%	8,178,000	9,650,040
04/15/22	8.750%	2,346,000	2,715,495
01/15/23	7.125%	3,328,000	3,536,000

Level 3 Communications, Inc. Senior Unsecured(a)
06/01/19	8.875%	1,244,000	1,352,850

Level 3 Financing, Inc.
04/01/19	9.375%	15,814,000	17,869,820
07/01/19	8.125%	2,904,000	3,165,360
07/15/20	8.625%	5,750,000	6,440,000

Level 3 Financing, Inc.(a)
06/01/20	7.000%	1,750,000	1,855,000

Qwest Communications International, Inc.
04/01/18	7.125%	600,000	625,923

Windstream Corp.
10/15/20	7.750%	9,094,000	9,889,725
06/01/22	7.500%	8,195,000	8,871,087

Windstream Corp.(a)
08/01/23	6.375%	2,370,000	2,375,925

Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	5,870,000	6,545,050

tw telecom holdings, Inc.
10/01/22	5.375%	2,957,000	3,104,850

Total			140,838,252

Total Corporate Bonds & Notes (Cost: $2,392,308,590)			2,542,633,273

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated Notes(b)(c)(d)
06/12/15	4.750%	3,896,787	390

Total Convertible Bonds
(Cost: $—)			390

Senior Loans 6.3%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive 0.3%
Schaeffler AG(e)(f)(g) Tranche B2 Term Loan
01/27/17	6.000%	5,000,000	5,058,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Schaeffler AG(f)(g) Tranche B2 Term Loan
01/27/17	6.000%	2,569,000	2,599,186

Total			7,657,936

Chemicals 0.7%
Dupont Performance Coatings Tranche B Term Loan(e)(f)(g)
01/31/20	4.750%	3,375,000	3,422,925

PQ Corp.(e)(f)(g) Tranche B Term Loan
05/08/17	5.250%	5,000,000	5,050,800

PQ Corp.(f)(g) Tranche B Term Loan
05/08/17	5.250%	9,654,000	9,752,085

Total			18,225,810

Construction Machinery 0.5%
CPM Acquisition Corp.(f)(g) 1st Lien Term Loan
08/29/17	6.250%	7,806,435	7,845,467
2nd Lien Term Loan
03/01/18	10.250%	5,020,000	5,057,650

Total			12,903,117

Consumer Cyclical Services 0.8%
New Breed, Inc. Term Loan(f)(g)
10/01/19	6.000%	9,158,000	9,203,790

West Corp. Tranche B6 Term Loan(f)(g)
06/30/18	5.750%	12,575,805	12,721,181

Total			21,924,971

Consumer Products 0.2%
Serta Simmons Holdings LLC Term Loan(f)(g)
10/01/19	5.000%	5,204,000	5,266,136

Spectrum Brands, Inc. Term Loan(f)(g)
12/17/19	4.500%	1,104,000	1,118,396

Total			6,384,532

Diversified Manufacturing 0.1%
Apex Tool Group LLC Tranche B Term Loan(e)(f)(g)
01/08/20	4.500%	1,332,000	1,343,935

Silver II Borrower SCA Term Loan(e)(f)(g)
12/13/19	5.000%	1,502,000	1,514,767

Total			2,858,702

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Electric —%
BHM Technologies LLC Term Loan(b)(c)(d)(f)(g)
11/26/13	8.500%	1,237,123	3,340

Gaming 0.1%
ROC Finance LLC Tranche B Term Loan(f)(g)
08/19/17	8.500%	2,477,000	2,548,214

Health Care 0.1%
ConvaTec, Inc. Term Loan(f)(g)
12/22/16	5.000%	1,136,000	1,153,040

United Surgical Partners International, Inc. Tranche B Term Loan(e)(f)(g)
04/03/19	5.059%	1,579,043	1,591,880

Total			2,744,920

Life Insurance 0.1%
Alliant Holdings I, Inc. Term Loan(e)(f)(g)
12/20/19	5.000%	3,473,000	3,510,613

Media Cable 0.2%
WideOpenWest Finance LLC Term Loan(f)(g)
07/17/18	6.250%	5,386,930	5,440,799

Media Non-Cable 0.2%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(f)(g)
09/16/19	7.500%	6,359,408	6,601,065

Metals 0.7%
FMG Resources August 2006 Proprietary Ltd.(e)(f)(g) Term Loan
10/18/17	5.250%	11,228,388	11,365,261

FMG Resources August 2006 Proprietary Ltd.(f)(g) Term Loan
10/18/17	5.250%	7,192,972	7,280,655

Total			18,645,916

Property & Casualty 1.2%
Asurion LLC 1st Lien Term Loan(f)(g)
05/24/18	5.500%	16,342,000	16,499,046

Lonestar Intermediate Super Holdings LLC(e)(f)(g) Term Loan
09/02/19	11.000%	4,300,000	4,577,694

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Lonestar Intermediate Super Holdings LLC(f)(g) Term Loan
09/02/19	11.000%	11,555,000	12,301,222

Total			33,377,962

Technology 1.0%
Ancestry.com, Inc. Term Loan(e)(f)(g)
12/28/18	7.000%	11,962,000	11,953,507

Blue Coat Systems, Inc. Term Loan(f)(g)
02/15/18	5.750%	5,531,205	5,590,002

Freescale Semiconductor, Inc. Tranche B1 Term Loan(e)(f)(g)
12/01/16	4.460%	8,573,589	8,577,190

Total			26,120,699

Textile 0.1%
Cole Haan LLC Term Loan(e)(f)(g)
01/07/20	5.750%	2,669,000	2,693,475

Total Senior Loans
(Cost: $170,902,617)			171,642,071

Common Stocks —%
Issuer		Shares	Value ($)
Consumer Discretionary —%
Media —%
Haights Cross Communications, Inc.(b)(c)(h)(i)		275,078	1

Ziff Davis Holdings, Inc.(b)(c)(i)		6,107	61

Total			62

Total Consumer Discretionary			62

Consumer Staples —%
Beverages —%
Cott Corp.		7,100	64,326

Total Consumer Staples			64,326

Financials —%
Diversified Financial Services —%
Adelphia Recovery Trust(b)(c)(i)		1,410,902	14,109

Total Financials			14,109

Industrials —%
Airlines —%
Delta Air Lines, Inc.(i)		1,342	18,640

Building Products —%

BHM Technologies LLC(b)(c)(i)		115,119	1,151

Common Stocks (continued)
Issuer		Shares	Value ($)
Commercial Services & Supplies —%

Quad/Graphics, Inc.		3,168	68,746

Total Industrials			88,537

Information Technology —%
Communications Equipment —%

Loral Space & Communications, Inc.		101	5,928

Total Information Technology			5,928

Materials —%
Metals & Mining —%

Neenah Enterprises, Inc.(b)(c)(i)		162,528	674,491

Total Materials			674,491

Utilities —%
Independent Power Producers & Energy Traders —%

Calpine Corp. Escrow(b)(c)(h)(i)		23,187,000	—

Total Utilities			—

Total Common Stocks
(Cost: $4,977,846)			847,453

Preferred Stocks —%
Industrials —%
Industrial Conglomerates —%

BHM Technologies LLC(b)(c)(i)		1,378	14

Total Preferred Stocks
(Cost: $74)			14

Warrants —%
Consumer Discretionary —%
Media —%

ION Media Networks, Inc.(b)(c)(i)
12/18/16	0.000%	444	4

Total Warrants
(Cost: $1,137,893)			4

Money Market Funds 2.5%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.132%(j)(k)		69,182,545	69,182,545

Total Money Market Funds
(Cost: $69,182,545)			69,182,545

Total Investments
(Cost: $2,638,509,565)			2,784,305,750

Other Assets & Liabilities, Net			(52,222,123)

Net Assets			2,732,083,627

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $912,747,580 or 33.41% of net assets.

(b)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $882,264, representing 0.03% of net assets. Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Adelphia Recovery Trust
Common Stock	05/17/02 - 06/07/02	278,750

At Home Corp.
Subordinated Notes 06/12/15 4.750%	07/26/05	—

BHM Technologies LLC
Common Stock	07/21/06	6,216

BHM Technologies LLC
Preferred Stock	07/21/06	74

BHM Technologies LLC
Term Loan 11/26/13 8.500%	07/21/06 - 03/31/10	2,899,551

Calpine Corp. Escrow
Common Stock	09/29/11	—

Collins & Aikman Products Co.
Senior Subordinated Notes 08/15/12 12.875%	08/12/04 - 04/12/05	5,854,200

Haights Cross Communications, Inc.
Common Stock	01/15/04 - 02/03/06	3,131,160

ION Media Networks, Inc.
Warrant	12/19/05 - 03/12/11	1,137,893

Lear Corp. Escrow Bond
03/31/16 0.000%	11/20/06 - 07/24/08	—

Neenah Enterprises, Inc.
Common Stock	08/02/10	1,376,616

Quebecor Media, Inc.
01/15/49 9.750%	01/17/07	19,098

United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates 07/01/15 9.300%	11/27/00 - 04/20/01	81,574

Ziff Davis Holdings, Inc.
Common Stock	07/01/08	61

Ziff Davis Media, Inc.
12/15/11 13.500%	07/01/08 - 04/15/11	551,540

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2013, the value of these securities amounted to $882,264, which represents 0.03% of net assets.

(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2013, the value of these securities amounted to $30,673, which represents less than 0.01% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Variable rate security.

(g)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	Negligible market value.

(i)	Non-income producing.

(j)	The rate shown is the seven-day current annualized yield at January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	140,378,285	533,914,387	(605,110,127)	69,182,545	96,520	69,182,545

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Automotive	—	54,723,727	3,084	54,726,811

Electric	—	33,294,872	98,418	33,393,290

Entertainment	—	20,440,393	90,180	20,530,573

Media Cable	—	109,399,405	75,777	109,475,182

Media Non-Cable	—	203,698,835	19,662	203,718,497

All other industries	—	2,120,788,920	—	2,120,788,920

Convertible Bonds

Wirelines	—	—	390	390

Total Bonds	—	2,542,346,152	287,511	2,542,633,663

Equity Securities

Common Stocks

Consumer Discretionary	—	—	62	62

Consumer Staples	64,326	—	—	64,326

Financials	—	—	14,109	14,109

Industrials	87,386	—	1,151	88,537

Information Technology	5,928	—	—	5,928

Materials	—	—	674,491	674,491

Preferred Stocks

Industrials	—	—	14	14

Warrants

Consumer Discretionary	—	—	4	4

Total Equity Securities	157,640	—	689,831	847,471

Other

Senior Loans

Electric	—	—	3,340	3,340

Gaming		—	2,548,214	2,548,214

All other industries	—	169,090,517	—	169,090,517

Money Market Funds	69,182,545	—	—	69,182,545

Total Other	69,182,545	169,090,517	2,551,554	240,824,616

Total	69,340,185	2,711,436,669	3,528,896	2,784,305,750

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Convertible Bonds ($)	Common Stocks ($)	Preferred Stocks ($)	Warrants ($)	Senior Loans ($)	Total ($)
Balance as of July 31, 2012	297,693	390	1,209,902	14	4	3,340	1,511,343

Accrued discounts/premiums	3,070	—	—	—	—	3,632	6,702

Realized gain (loss)	1,656	—	—	—	—	55,108	56,764

Change in unrealized appreciation (depreciation)(a)	407	—	(520,089)	—	—	31,803	(487,879)

Sales	(15,705)	—	—	—	—	(976,495)	(992,200)

Purchases	—	—	—	—	—	950,973	950,973

Transfers into Level 3	—	—	—	—	—	2,483,193	2,483,193

Transfers out of Level 3	—	—	—	—	—	—	—

Balance as of January 31, 2013	287,121	390	689,813	14	4	2,551,554	3,528,896

(a)	Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2013 was $(487,879) which is comprised of Corporate Bonds & Notes of $407, Common Stocks of $(520,089) and Senior Loans of $31,803.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans as well as common and preferred stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Certain corporate bonds and senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Income Opportunities Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $2,569,327,020)	$2,715,123,205

Affiliated issuers (identified cost $69,182,545)	69,182,545

Total investments (identified cost $2,638,509,565)	2,784,305,750

Cash	7,099,206

Receivable for:

Investments sold	33,557,646

Capital shares sold	10,435,001

Dividends	12,402

Interest	44,020,910

Reclaims	12,558

Prepaid expenses	8,603

Trustees’ deferred compensation plan	61,364

Total assets	2,879,513,440

Liabilities

Payable for:

Investments purchased	28,975,426

Investments purchased on a delayed delivery basis	100,996,410

Capital shares purchased	4,597,422

Dividend distributions to shareholders	12,165,114

Investment management fees	41,655

Distribution and/or service fees	10,847

Transfer agent fees	385,778

Administration fees	4,701

Plan administration fees	4

Compensation of board members	122,483

Other expenses	68,609

Trustees’ deferred compensation plan	61,364

Total liabilities	147,429,813

Net assets applicable to outstanding capital stock	$2,732,083,627

Represented by

Paid-in capital	$2,657,685,202

Undistributed net investment income	1,571,940

Accumulated net realized loss	(72,969,700)

Unrealized appreciation (depreciation) on:

Investments	145,796,185

Total — representing net assets applicable to outstanding capital stock	$2,732,083,627

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Income Opportunities Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A

Net assets	$997,838,603

Shares outstanding	98,827,081

Net asset value per share	$10.10

Maximum offering price per share(a)	$10.60

Class B

Net assets	$23,588,764

Shares outstanding	2,337,658

Net asset value per share	$10.09

Class C

Net assets	$140,158,390

Shares outstanding	13,893,560

Net asset value per share	$10.09

Class I

Net assets	$395,485,987

Shares outstanding	39,124,452

Net asset value per share	$10.11

Class K(b)

Net assets	$522,418

Shares outstanding	51,577

Net asset value per share	$10.13

Class R

Net assets	$854,347

Shares outstanding	84,582

Net asset value per share	$10.10

Class R4

Net assets	$2,544

Shares outstanding	251

Net asset value per share(c)	$10.13

Class R5

Net assets	$2,544

Shares outstanding	251

Net asset value per share(c)	$10.13

Class W

Net assets	$12,323,930

Shares outstanding	1,220,812

Net asset value per share	$10.09

Class Y

Net assets	$13,776,100

Shares outstanding	1,362,238

Net asset value per share	$10.11

Class Z

Net assets	$1,147,530,000

Shares outstanding	113,378,136

Net asset value per share	$10.12

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Income Opportunities Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,279
Dividends — affiliated issuers	96,520
Interest	83,763,343
Income from securities lending — net	232,898
Foreign taxes withheld	(64)

Total income	84,103,976

Expenses:
Investment management fees	7,420,120
Distribution and/or service fees
Class A	1,203,802
Class B	124,384
Class C	685,816
Class R	2,614
Class W	13,873
Transfer agent fees
Class A	827,630
Class B	21,362
Class C	117,808
Class K(a)	126
Class R	899
Class R4(b)	1
Class W	9,558
Class Y	10
Class Z	1,022,048
Administration fees	837,731
Plan administration fees
Class K(a)	630
Compensation of board members	35,771
Custodian fees	19,974
Printing and postage fees	94,115
Registration fees	111,668
Professional fees	31,473
Other	22,076

Total expenses	12,603,489
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,662)
Fees waived by Distributor — Class C	(103,070)

Total net expenses	12,442,757

Net investment income	71,661,219

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	38,833,877

Net realized gain	38,833,877
Net change in unrealized appreciation (depreciation) on:
Investments	46,176,256

Net change in unrealized appreciation (depreciation)	46,176,256

Net realized and unrealized gain	85,010,133

Net increase in net assets resulting from operations	$156,671,352

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.
(b)	For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Income Opportunities Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013(a) (Unaudited)	Year Ended July 31, 2012
Operations

Net investment income	$71,661,219	$128,351,233

Net realized gain	38,833,877	5,827,722

Net change in unrealized appreciation (depreciation)	46,176,256	45,918,270

Net increase in net assets resulting from operations	156,671,352	180,097,225

Distributions to shareholders

Net investment income

Class A	(25,395,057)	(47,132,477)

Class B	(563,360)	(1,659,327)

Class C	(3,203,564)	(6,380,010)

Class I	(9,256,401)	(13,791,563)

Class K(b)	(13,576)	(26,404)

Class R	(26,287)	(13,456)

Class R4	(32)	–

Class R5	(32)	–

Class W	(290,164)	(938)

Class Y	(386,662)	(718,957)

Class Z	(32,868,666)	(57,412,939)

Net realized gains

Class A	–	(15,240,976)

Class B	–	(674,268)

Class C	–	(2,311,082)

Class I	–	(3,764,961)

Class K(b)	–	(9,100)

Class R	–	(551)

Class W	–	(49)

Class Y	–	(208,517)

Class Z	–	(16,027,146)

Total distributions to shareholders	(72,003,801)	(165,372,721)

Increase (decrease) in net assets from capital stock activity	153,968,509	453,267,279

Proceeds from regulatory settlements (Note 6)	–	5,588

Total increase in net assets	238,636,060	467,997,371

Net assets at beginning of period	2,493,447,567	2,025,450,196

Net assets at end of period	$2,732,083,627	$2,493,447,567

Undistributed net investment income	$1,571,940	$1,914,522

(a)	Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.
(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Columbia Income Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013(a) (Unaudited)		Year Ended July 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	14,192,402	141,241,095	41,353,308	391,348,112

Distributions reinvested	2,271,376	22,616,160	5,102,643	47,868,897

Redemptions	(10,463,935)	(104,229,537)	(32,238,583)	(304,559,454)

Net increase	5,999,843	59,627,718	14,217,368	134,657,555

Class B shares

Subscriptions	84,369	838,809	345,743	3,252,802

Distributions reinvested	44,365	441,113	175,790	1,642,217

Redemptions	(408,059)	(4,060,946)	(1,976,125)	(18,696,458)

Net decrease	(279,325)	(2,781,024)	(1,454,592)	(13,801,439)

Class C shares

Subscriptions	1,432,443	14,257,907	3,955,241	37,301,969

Distributions reinvested	266,338	2,649,124	667,570	6,249,281

Redemptions	(1,383,380)	(13,753,215)	(3,166,814)	(29,867,979)

Net increase	315,401	3,153,816	1,455,997	13,683,271

Class I shares

Subscriptions	13,644,489	136,433,611	14,844,881	141,088,976

Distributions reinvested	928,149	9,256,023	1,865,084	17,535,624

Redemptions	(3,298,815)	(32,773,968)	(10,253,611)	(96,578,939)

Net increase	11,273,823	112,915,666	6,456,354	62,045,661

Class K shares(b)

Subscriptions	899	9,037	12,350	115,809

Distributions reinvested	1,352	13,504	3,712	34,880

Redemptions	(132)	(1,314)	(3,270)	(31,498)

Net increase	2,119	21,227	12,792	119,191

Class R shares

Subscriptions	21,789	218,552	103,989	991,767

Distributions reinvested	2,624	26,107	1,437	13,822

Redemptions	(44,478)	(448,217)	(1,178)	(11,261)

Net increase (decrease)	(20,065)	(203,558)	104,248	994,328

Class R4 shares

Subscriptions	251	2,500	—	—

Net increase	251	2,500	—	—

Class R5 shares

Subscriptions	251	2,500	—	—

Net increase	251	2,500	—	—

Class W shares

Subscriptions	1,294,631	12,739,943	3,049	29,117

Distributions reinvested	29,120	290,097	83	796

Redemptions	(106,323)	(1,060,429)	(2)	(21)

Net increase	1,217,428	11,969,611	3,130	29,892

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2013

Columbia Income Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013(a) (Unaudited)		Year Ended July 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Class Y shares

Subscriptions	59,924	595,067	326,389	3,125,796

Distributions reinvested	—	—	92	859

Redemptions	(44,000)	(433,400)	(50,542)	(490,795)

Net increase	15,924	161,667	275,939	2,635,860

Class Z shares

Subscriptions	16,746,049	166,569,626	68,201,799	649,692,434

Distributions reinvested	762,308	7,603,738	2,290,820	21,526,599

Redemptions	(20,493,478)	(205,074,978)	(44,078,741)	(418,316,073)

Net increase (decrease)	(2,985,121)	(30,901,614)	26,413,878	252,902,960

Total net increase	15,540,529	153,968,509	47,485,114	453,267,279

(a)	Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	25

Columbia Income Opportunities Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended July 31,
Class A	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$9.78		$9.76		$9.72	$9.00	$9.34	$9.99

Income from investment operations:

Net investment income	0.26		0.56		0.62	0.73	0.75	0.69

Net realized and unrealized gain (loss)	0.32		0.21		0.51	0.73	(0.39)	(0.54)

Total from investment operations	0.58		0.77		1.13	1.46	0.36	0.15

Less distributions to shareholders:

Net investment income	(0.26)		(0.56)		(0.64)	(0.74)	(0.70)	(0.66)

Net realized gains	—		(0.19)		(0.45)	—	—	(0.14)

Total distributions to shareholders	(0.26)		(0.75)		(1.09)	(0.74)	(0.70)	(0.80)

Proceeds from regulatory settlements	—		0.00	(a)	—	—	—	—

Net asset value, end of period	$10.10		$9.78		$9.76	$9.72	$9.00	$9.34

Total return	6.04%		8.51%		12.19%	16.76%	5.24%	1.30%

Ratios to average net assets(b)

Total gross expenses	1.06	%(c)	1.10%		1.07%	1.11%	1.19%	1.16%

Total net expenses(d)	1.06	%(c)	1.02	%(e)	1.07%	1.11%	1.19%	1.16%

Net investment income	5.23	%(c)	5.89%		6.41%	7.77%	9.15%	7.00%

Supplemental data

Net assets, end of period (in thousands)	$997,839		$907,546		$767,359	$498,803	$402,064	$138,240

Portfolio turnover	33%		55%		84%	86%	81%	75%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2013

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class B	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$9.77		$9.76		$9.72	$9.00	$9.34	$9.98

Income from investment operations:

Net investment income	0.23		0.49		0.55	0.66	0.68	0.61

Net realized and unrealized gain (loss)	0.32		0.20		0.51	0.73	(0.38)	(0.53)

Total from investment operations	0.55		0.69		1.06	1.39	0.30	0.08

Less distributions to shareholders:

Net investment income	(0.23)		(0.49)		(0.57)	(0.67)	(0.64)	(0.58)

Net realized gains	—		(0.19)		(0.45)	—	—	(0.14)

Total distributions to shareholders	(0.23)		(0.68)		(1.02)	(0.67)	(0.64)	(0.72)

Proceeds from regulatory settlements	—		0.00	(a)	—	—	—	—

Net asset value, end of period	$10.09		$9.77		$9.76	$9.72	$9.00	$9.34

Total return	5.65%		7.59%		11.35%	15.88%	4.44%	0.64%

Ratios to average net assets(b)

Total gross expenses	1.81	%(c)	1.85%		1.81%	1.87%	1.96%	1.92%

Total net expenses(d)	1.81	%(c)	1.77	%(e)	1.81%	1.87%	1.96%	1.92%

Net investment income	4.49	%(c)	5.17%		5.61%	7.01%	8.29%	6.22%

Supplemental data

Net assets, end of period (in thousands)	$23,589		$25,570		$39,725	$29,051	$34,052	$25,890

Portfolio turnover	33%		55%		84%	86%	81%	75%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	27

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class C	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$9.77		$9.76		$9.72	$9.00	$9.34	$9.98

Income from investment operations:

Net investment income	0.23		0.51		0.55	0.65	0.68	0.61

Net realized and unrealized gain (loss)	0.32		0.20		0.51	0.74	(0.38)	(0.53)

Total from investment operations	0.55		0.71		1.06	1.39	0.30	0.08

Less distributions to shareholders:

Net investment income	(0.23)		(0.51)		(0.57)	(0.67)	(0.64)	(0.58)

Net realized gains	—		(0.19)		(0.45)	—	—	(0.14)

Total distributions to shareholders	(0.23)		(0.70)		(1.02)	(0.67)	(0.64)	(0.72)

Proceeds from regulatory settlements	—		0.00	(a)	—	—	—	—

Net asset value, end of period	$10.09		$9.77		$9.76	$9.72	$9.00	$9.34

Total return	5.73%		7.83%		11.36%	15.89%	4.43%	0.64%

Ratios to average net assets(b)

Total gross expenses	1.81	%(c)	1.85%		1.81%	1.86%	1.91%	1.92%

Total net expenses(d)	1.66	%(c)	1.57	%(e)	1.81%	1.86%	1.91%	1.92%

Net investment income	4.64	%(c)	5.35%		5.63%	6.98%	8.36%	6.26%

Supplemental data

Net assets, end of period (in thousands)	$140,158		$132,634		$118,257	$60,482	$35,123	$3,873

Portfolio turnover	33%		55%		84%	86%	81%	75%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2013

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class I	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$9.79		$9.77	$9.73	$9.01	$9.35	$10.00

Income from investment operations:

Net investment income	0.28		0.60	0.66	0.77	0.78	0.73

Net realized and unrealized gain (loss)	0.33		0.21	0.51	0.73	(0.38)	(0.54)

Total from investment operations	0.61		0.81	1.17	1.50	0.40	0.19

Less distributions to shareholders:

Net investment income	(0.29)		(0.60)	(0.68)	(0.78)	(0.74)	(0.70)

Net realized gains	—		(0.19)	(0.45)	—	—	(0.14)

Total distributions to shareholders	(0.29)		(0.79)	(1.13)	(0.78)	(0.74)	(0.84)

Proceeds from regulatory settlements	—		0.00 (a)	—	—	—	—

Net asset value, end of period	$10.11		$9.79	$9.77	$9.73	$9.01	$9.35

Total return	6.26%		8.92%	12.59%	17.19%	5.70%	1.72%

Ratios to average net assets(b)

Total gross expenses	0.64	%(c)	0.65%	0.70%	0.72%	0.78%	0.75%

Total net expenses(d)	0.64	%(c)	0.65%	0.70%	0.72%	0.78%	0.75%

Net investment income	5.66	%(c)	6.25%	6.81%	8.16%	9.63%	7.42%

Supplemental data

Net assets, end of period (in thousands)	$395,486		$272,571	$209,065	$182,941	$158,288	$68,474

Portfolio turnover	33%		55%	84%	86%	81%	75%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	29

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class K(a)	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$9.81		$9.79	$9.75	$9.03	$9.37	$9.99

Income from investment operations:

Net investment income	0.27		0.57	0.64	0.74	0.76	0.73

Net realized and unrealized gain (loss)	0.32		0.21	0.51	0.73	(0.37)	(0.53)

Total from investment operations	0.59		0.78	1.15	1.47	0.39	0.20

Less distributions to shareholders:

Net investment income	(0.27)		(0.57)	(0.66)	(0.75)	(0.73)	(0.68)

Net realized gains	—		(0.19)	(0.45)	—	—	(0.14)

Total distributions to shareholders	(0.27)		(0.76)	(1.11)	(0.75)	(0.73)	(0.82)

Proceeds from regulatory settlements	—		0.00 (b)	—	—	—	—

Net asset value, end of period	$10.13		$9.81	$9.79	$9.75	$9.03	$9.37

Total return	6.09%		8.59%	12.28%	16.82%	5.61%	1.90%

Ratios to average net assets(c)

Total gross expenses	0.94	%(d)	0.94%	0.99%	1.03%	1.08%	1.05%

Total net expenses(e)	0.94	%(d)	0.94%	0.99%	1.03%	0.88%	0.76%

Net investment income	5.35	%(d)	5.98%	6.58%	7.84%	9.28%	7.42%

Supplemental data

Net assets, end of period (in thousands)	$522		$485	$359	$404	$253	$143

Portfolio turnover	33%		55%	84%	86%	81%	75%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2013

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class R	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.78		$9.76		$9.85

Income from investment operations:

Net investment income	0.25		0.52		0.49

Net realized and unrealized gain	0.32		0.23		0.37

Total from investment operations	0.57		0.75		0.86

Less distributions to shareholders:

Net investment income	(0.25)		(0.54)		(0.50)

Net realized gains	—		(0.19)		(0.45)

Total distributions to shareholders	(0.25)		(0.73)		(0.95)

Proceeds from regulatory settlements	—		0.00	(b)	—

Net asset value, end of period	$10.10		$9.78		$9.76

Total return	5.91%		8.27%		9.21%

Ratios to average net assets(c)

Total gross expenses	1.31	%(d)	1.37%		1.32	%(d)

Total net expenses(e)	1.31	%(d)	1.29	%(f)	1.32	%(d)

Net investment income	4.99	%(d)	5.49%		6.05	%(d)

Supplemental data

Net assets, end of period (in thousands)	$854		$1,023		$4

Portfolio turnover	33%		55%		84%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	31

Columbia Income Opportunities Fund

Financial Highlights (continued)

Class R4	Six Months Ended January 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$9.95

Income from investment operations:

Net investment income	0.13

Net realized and unrealized gain	0.18

Total from investment operations	0.31

Less distributions to shareholders:

Net investment income	(0.13)

Total distributions to shareholders	(0.13)

Net asset value, end of period	$10.13

Total return	3.08%

Ratios to average net assets(b)

Total gross expenses	0.73	%(c)

Total net expenses(d)	0.73	%(c)

Net investment income	5.48	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	33%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2013

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013(a)
Class R5	(Unaudited)
Per share data
Net asset value, beginning of period	$9.95

Income from investment operations:

Net investment income	0.13

Net realized and unrealized gain	0.18

Total from investment operations	0.31

Less distributions to shareholders:

Net investment income	(0.13)

Total distributions to shareholders	(0.13)

Net asset value, end of period	$10.13

Total return	3.12%

Ratios to average net assets(b)

Total gross expenses	0.59	%(c)

Total net expenses(d)	0.59	%(c)

Net investment income	5.62	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	33%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	33

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class W	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.77		$9.76		$9.85

Income from investment operations:

Net investment income	0.26		0.55		0.52

Net realized and unrealized gain	0.32		0.21		0.36

Total from investment operations	0.58		0.76		0.88

Less distributions to shareholders:

Net investment income	(0.26)		(0.56)		(0.52)

Net realized gains	—		(0.19)		(0.45)

Total distributions to shareholders	(0.26)		(0.75)		(0.97)

Proceeds from regulatory settlements	—		0.00	(b)	—

Net asset value, end of period	$10.09		$9.77		$9.76

Total return	6.05%		8.43%		9.45%

Ratios to average net assets(c)

Total gross expenses	1.06	%(d)	1.11%		1.02	%(d)

Total net expenses(e)	1.06	%(d)	1.04	%(f)	1.02	%(d)

Net investment income	5.18	%(d)	5.78%		6.38	%(d)

Supplemental data

Net assets, end of period (in thousands)	$12,324		$33		$2

Portfolio turnover	33%		55%		84%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2013

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class Y	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$9.79		$9.78	$9.76

Income from investment operations:

Net investment income	0.28		0.60	0.25

Net realized and unrealized gain	0.33		0.20	0.02

Total from investment operations	0.61		0.80	0.27

Less distributions to shareholders:

Net investment income	(0.29)		(0.60)	(0.25)

Net realized gains	—		(0.19)	—

Total distributions to shareholders	(0.29)		(0.79)	(0.25)

Proceeds from regulatory settlements	—		0.00 (b)	—

Net asset value, end of period	$10.11		$9.79	$9.78

Total return	6.26%		8.81%	2.81%

Ratios to average net assets(c)

Total gross expenses	0.64	%(d)	0.65%	0.66	%(d)

Total net expenses(e)	0.64	%(d)	0.65%	0.66	%(d)

Net investment income	5.66	%(d)	6.26%	6.46	%(d)

Supplemental data

Net assets, end of period (in thousands)	$13,776		$13,183	$10,464

Portfolio turnover	33%		55%	84%

Notes to Financial Highlights

(a)	For the period from March 7, 2011 (commencement of operations) to July 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	35

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.80		$9.79		$9.86

Income from investment operations:

Net investment income	0.28		0.58		0.52

Net realized and unrealized gain	0.32		0.21		0.40

Total from investment operations	0.60		0.79		0.92

Less distributions to shareholders:

Net investment income	(0.28)		(0.59)		(0.54)

Net realized gains	—		(0.19)		(0.45)

Total distributions to shareholders	(0.28)		(0.78)		(0.99)

Proceeds from regulatory settlements	—		0.00	(b)	—

Net asset value, end of period	$10.12		$9.80		$9.79

Total return	6.17%		8.67%		9.89%

Ratios to average net assets(c)

Total gross expenses	0.81	%(d)	0.84%		0.76	%(d)

Total net expenses(e)	0.81	%(d)	0.77	%(f)	0.76	%(d)

Net investment income	5.49	%(d)	6.13%		6.35	%(d)

Supplemental data

Net assets, end of period (in thousands)	$1,147,530		$1,140,401		$880,214

Portfolio turnover	33%		55%		84%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2013

Columbia Income Opportunities Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2013	37

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Investments in Loans

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.

38	Semiannual Report 2013

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and

Semiannual Report 2013	39

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.36% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013 was 0.56% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2013, other expenses paid to this company were $3,234.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Effective November 1, 2012, Class Y shares will not pay transfer agent fees for at least twelve months.

40	Semiannual Report 2013

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

For the six months ended January 31, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R	0.17
Class R4	0.15
Class R5	0.01
Class W	0.17
Class Y	0.00	*
Class Z	0.17

*	Rounds to Zero

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense)

was approximately $2,236,000 and $479,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $536,090 for Class A, $6,770 for Class B and $3,825 for Class C shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective October 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.08%
Class B	1.83
Class C	1.83
Class I	0.70
Class K	1.00
Class R	1.33
Class R4	0.83
Class R5	0.75
Class W	1.08
Class Y	0.70
Class Z	0.83

Prior to October 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and

Semiannual Report 2013	41

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.04%
Class B	1.79
Class C	1.79
Class I	0.71
Class K	1.01
Class R	1.29
Class W	1.04
Class Y	0.79
Class Z	0.79

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $2,638,510,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$165,696,000
Unrealized depreciation	(19,900,000)
Net unrealized appreciation	$145,796,000

The following capital loss carryforward, determined as of July 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	26,302,163
2017	82,074,123
Total	108,376,286

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $3,630,130 at July 31, 2012 as arising on August 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,123,783,142 and $835,770,090, respectively, for the six months ended January 31, 2013.

Note 6. Regulatory Settlements

During the year ended July 31, 2012, the Fund received $5,588 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities

42	Semiannual Report 2013

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At January 31, 2013, two unaffiliated shareholder accounts owned an aggregate of 53.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 16.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 11. Significant Risks

Low and Below Investment Grade (High-Yield) Securities Risk

Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Semiannual Report 2013	43

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

44	Semiannual Report 2013

Columbia Income Opportunities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	45

Columbia Income Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR164_07_C01_(03/13)

Semiannual Report January 31, 2013

Columbia Inflation Protected Securities Fund

Columbia Inflation Protected Securities Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Inflation Protected Securities Fund (the Fund) Class A shares gained 0.51% excluding sales charges for the six months ended January 31, 2013.

>	The Fund outperformed its benchmark, the Barclays Inflation-Protected Securities (TIPS) Series-L Index, which increased 0.23% during the same period.

Average Annual Total Returns (%) (for period ended January 31, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		0.51	4.33	5.27	5.28
Including sales charges		-2.49	1.21	4.63	4.92
Class B	03/04/04
Excluding sales charges		0.13	3.62	4.48	4.48
Including sales charges		-4.43	-1.09	4.14	4.48
Class C	03/04/04
Excluding sales charges		0.17	3.60	4.48	4.48
Including sales charges		-0.74	2.66	4.48	4.48
Class I	03/04/04	0.75	4.82	5.68	5.65
Class K (formerly Class R4)	03/04/04	0.53	4.52	5.43	5.41
Class R*	08/03/09	0.41	4.06	4.95	4.97
Class R5*	11/08/12	0.60	4.42	5.29	5.29
Class W*	12/01/06	0.45	4.26	5.21	5.23
Class Z*	09/27/10	0.66	4.62	5.41	5.36
Barclays Inflation-Protected Securities (TIPS) Series-L Index**		0.23	3.87	6.07	6.03
Barclays U.S. Government Inflation-Linked Bond Index		0.11	4.01	6.20	6.09

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

**	On October 1, 2012, the Barclays Inflation-Protected Securities (TIPS) Series-L Index replaced the Barclays U.S. Government Inflation-Linked Bond Index as the Fund’s primary benchmark. This benchmark change was made based on a recommendation by the Fund’s investment manager to the Fund’s Board that the new benchmark provides a more appropriate basis for comparing the Fund’s performance. Information on the new and the old benchmarks shown will be included for a one-year transition period. Thereafter, only the new benchmark will be included.

The Barclays Inflation-Protected Securities (TIPS) Series-L Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays U.S. Government Inflation-Linked Bond Index measures the performance of the U.S. Treasury Inflation Protected Securities (“TIPS”) market. The index includes TIPS with one or more years remaining maturity with total outstanding issue size of $500m or more.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013)
Asset-Backed Securities — Non-Agency	0.1
Commercial Mortgage-Backed Securities — Non-Agency	0.9
Corporate Bonds & Notes	6.6
Consumer Discretionary	0.1
Consumer Staples	0.2
Energy	0.5
Financials	2.5
Health Care	0.3
Industrials	0.6
Materials	0.7
Telecommunication	1.2
Utilities	0.5
Foreign Government Obligations	1.5
Inflation-Indexed Bonds	89.0
Money Market Funds	0.3
Residential Mortgage-Backed Securities — Agency	0.2
Residential Mortgage-Backed Securities — Non-Agency	1.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Quality Breakdown (%) (at January 31, 2013)
AAA rating	87.4
AA rating	0.2
A rating	2.8
BBB rating	8.2
Non-investment grade	0.2
Not rated	1.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Orhan Imer, PhD, CFA

Semiannual Report 2013	3

Columbia Inflation Protected Securities Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,005.10		1,020.92	4.30		4.33	0.85
Class B	1,000.00	1,000.00	1,001.30		1,017.14	8.07		8.13	1.60
Class C	1,000.00	1,000.00	1,001.70		1,017.14	8.07		8.13	1.60
Class I	1,000.00	1,000.00	1,007.50		1,023.14	2.07		2.09	0.41
Class K (formerly Class R4)	1,000.00	1,000.00	1,005.30		1,021.63	3.59		3.62	0.71
Class R	1,000.00	1,000.00	1,004.10		1,019.66	5.56		5.60	1.10
Class R5	1,000.00	1,000.00	986.60	*	1,022.84	1.06	*	2.40	0.47	*
Class W	1,000.00	1,000.00	1,004.50		1,020.92	4.29		4.33	0.85
Class Z	1,000.00	1,000.00	1,006.60		1,022.18	3.03		3.06	0.60

*	For the period November 8, 2012 through January 31, 2013. Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
L-3 Communications Corp.
02/15/21	4.950%	750,000	835,804

Automotive 0.1%
Daimler Finance North America LLC(a)
07/31/19	2.250%	100,000	99,748

Ford Motor Co. Senior Unsecured
01/15/43	4.750%	250,000	234,661

Total			334,409

Banking 1.5%
American Express Credit Corp. Senior Unsecured(b)
06/12/15	1.411%	500,000	509,307

Associates Corp. of North America Senior Unsecured
11/01/18	6.950%	500,000	609,510

Bank of America Corp. Senior Unsecured
09/01/17	6.000%	1,000,000	1,159,125
07/01/20	5.625%	250,000	290,669

Citigroup, Inc. Senior Unsecured
01/15/16	1.250%	100,000	99,500
11/21/17	6.125%	200,000	236,106
05/15/18	6.125%	250,000	297,780

Goldman Sachs Group, Inc. (The) Senior Unsecured
09/01/17	6.250%	250,000	292,597
04/01/18	6.150%	250,000	293,714

ING Bank NV Senior Unsecured(a)(b)
09/25/15	1.950%	500,000	508,468

JPMorgan Chase & Co. Senior Unsecured
01/15/18	6.000%	250,000	296,956
01/06/42	5.400%	250,000	292,767

Macquarie Bank Ltd. Senior Unsecured(a)
02/22/17	5.000%	500,000	547,986

Morgan Stanley
04/01/18	6.625%	250,000	294,520
Senior Unsecured
08/28/17	6.250%	250,000	287,845

Total			6,016,850

Chemicals 0.3%
Agrium, Inc. Senior Unsecured
10/01/22	3.150%	250,000	242,177

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dow Chemical Co. (The) Senior Unsecured
11/15/42	4.375%	1,000,000	953,672

Total			1,195,849

Diversified Manufacturing 0.1%
United Technologies Corp. Senior Unsecured(b)
06/01/15	0.811%	190,000	191,779

Electric 0.3%
Appalachian Power Co. Senior Unsecured(b)
08/16/13	0.685%	110,000	110,163

FirstEnergy Solutions Corp.
08/15/21	6.050%	1,000,000	1,144,159

Total			1,254,322

Food and Beverage 0.1%
ConAgra Foods, Inc. Senior Unsecured
01/25/43	4.650%	500,000	500,472

Gas Pipelines 0.2%
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	250,000	277,391

Energy Transfer Partners LP Senior Unsecured
02/01/43	5.150%	500,000	495,154

Total			772,545

Healthcare Insurance 0.2%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	395,000	382,266

WellPoint, Inc. Senior Unsecured
01/15/23	3.300%	200,000	200,217
01/15/43	4.650%	300,000	299,220

Total			881,703

Independent Energy 0.2%
Nexen, Inc. Senior Unsecured
07/30/39	7.500%	375,000	532,106

Woodside Finance Ltd.(a)
05/10/21	4.600%	150,000	165,308

Total			697,414

Integrated Energy 0.1%
Murphy Oil Corp. Senior Unsecured
12/01/22	3.700%	250,000	243,055

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Inflation Protected Securities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.5%
Hartford Financial Services Group, Inc. Senior Unsecured
03/15/18	6.300%	1,000,000	1,175,877

Principal Financial Group, Inc.
05/15/23	3.125%	500,000	494,345

Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	250,000	293,602

Total			1,963,824

Media Non-Cable 0.1%
British Sky Broadcasting Group PLC(a)
11/26/22	3.125%	250,000	245,015

Reed Elsevier Capital, Inc.(a)
10/15/22	3.125%	235,000	227,144

Total			472,159

Metals 0.4%
Alcoa, Inc. Senior Unsecured
07/15/18	6.750%	250,000	285,798
02/23/22	5.870%	250,000	266,889

Anglo American Capital PLC(a)
09/27/22	4.125%	250,000	257,417

ArcelorMittal Senior Unsecured
06/01/18	6.125%	750,000	800,769

Total			1,610,873

Non-Captive Consumer 0.1%
HSBC Finance Corp. Senior Unsecured(b)
06/01/16	0.741%	250,000	245,806

Non-Captive Diversified 0.2%
General Electric Capital Corp. Senior Unsecured
05/01/18	5.625%	500,000	588,291

General Electric Capital Corp.(b) Senior Unsecured
07/02/15	1.338%	125,000	126,599

Total			714,890

Oil Field Services 0.3%
FMC Technologies, Inc. Senior Unsecured
10/01/22	3.450%	500,000	503,398

Weatherford International Ltd.
03/15/18	6.000%	500,000	570,519

Total			1,073,917

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals —%
Zoetis, Inc. Senior Unsecured(a)
02/01/23	3.250%	130,000	129,067

Property & Casualty 0.1%
Berkshire Hathaway, Inc. Senior Unsecured(c)
02/11/43	4.500%	500,000	495,235

Railroads 0.2%
Canadian Pacific Railway Co. Senior Unsecured
05/15/18	6.500%	500,000	607,616

REITs 0.1%
Duke Realty LP Senior Unsecured
10/15/22	3.875%	500,000	509,506

Supermarkets 0.1%
Safeway, Inc. Senior Unsecured
12/01/21	4.750%	250,000	253,857
02/01/31	7.250%	125,000	132,610

Total			386,467

Technology 0.7%
Autodesk, Inc. Senior Unsecured
12/15/22	3.600%	500,000	498,543

Hewlett-Packard Co. Senior Unsecured
12/09/21	4.650%	1,000,000	1,005,349

Intel Corp. Senior Unsecured
12/15/42	4.250%	500,000	486,440

Xerox Corp. Senior Unsecured
05/15/18	6.350%	500,000	578,472
05/15/21	4.500%	250,000	260,063

Total			2,828,867

Transportation Services 0.1%
ERAC U.S.A. Finance LLC(a)
03/15/42	5.625%	500,000	552,224

Wirelines 0.4%
AT&T, Inc. Senior Unsecured(a)
06/15/45	4.350%	149,000	139,209

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BellSouth Corp. Senior Unsecured
11/15/34	6.000%	8,000	8,702

CenturyLink, Inc. Senior Unsecured
04/01/17	6.000%	750,000	831,008

Verizon New York, Inc.
04/01/32	7.375%	300,000	384,350

Total			1,363,269

Total Corporate Bonds & Notes
(Cost: $25,170,096)			25,877,922

Residential Mortgage-Backed Securities — Agency 0.2%
Federal National Mortgage Association(d)
03/01/41	4.500%	761,127	839,340

Total Residential Mortgage-Backed Securities — Agency
(Cost: $835,287)			839,340

Residential Mortgage-Backed Securities — Non-Agency 1.4%
Castle Peak Loan Trust CMO Series 2011-1 Class 22A1(a)(d)
05/25/52	6.250%	823,533	823,533

Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(d)
04/25/33	5.500%	638,864	658,986

JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A5(a)(b)(d)
04/26/37	4.500%	1,606,000	1,613,563

Morgan Stanley Reremic Trust CMO Series 2010-R9 Class 3A(a)(d)
11/26/36	3.250%	1,572,624	1,604,463

PennyMac Loan Trust Series 2011-NPL1 Class A(a)(b)(d)
09/25/51	5.250%	245,506	245,884

RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4(a)(b)(d)
06/27/32	4.000%	359,085	361,055

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $5,201,937)			5,307,484

Commercial Mortgage-Backed Securities — Non-Agency 0.9%
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A2(d)
03/10/39	5.381%	166,552	171,773

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB19 Class A4(b)(d)
02/12/49	5.726%		1,000,000	1,161,456

Morgan Stanley Capital I, Inc. Series 2007-IQ15 Class A4(b)(d)
06/11/49	5.833%		1,000,000	1,175,583

Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(a)(b)(d)
08/15/45	5.791%		1,000,000	1,149,659

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $3,530,421)				3,658,471

Asset-Backed Securities — Non-Agency 0.1%
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(b)
05/25/36	0.304%		111,940	111,845

Ford Credit Floorplan Master Owner Trust Series 2012-5 Class A
09/15/19	1.490%		250,000	244,437

Total Asset-Backed Securities — Non-Agency
(Cost: $358,924)				356,282

Inflation-Indexed Bonds(e) 88.6%
Australia 0.6%
Australia Government Bond Senior Unsecured
02/21/22	1.250%	AUD	2,027,217	2,218,786

Canada 1.3%
Canadian Government Bond
12/01/21	4.250%	CAD	3,668,575	5,089,859

Mexico 1.5%
Mexican Udibonos
06/16/16	5.000%	MXN	3,667,894	3,231,344
12/14/17	3.500%	MXN	1,956,210	1,696,458
12/10/20	2.500%	MXN	1,222,631	1,038,397

Total				5,966,199

Turkey 1.7%
Turkey Government Bond
05/21/14	9.000%	TRY	3,281,040	2,097,135
02/11/15	4.500%	TRY	3,113,841	1,935,376
02/23/22	3.000%	TRY	3,697,143	2,475,573

Total				6,508,084

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Inflation Protected Securities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
United States 83.5%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%		23,467,500	24,903,054
01/15/15	1.625%		28,936,560	30,962,119
07/15/21	0.625%		255,365	289,380
01/15/21	1.125%		1,052,430	2,463,344
02/15/42	0.750%		41,772,850	44,796,083
04/15/29	3.875%		13,304,085	21,665,915
01/15/28	1.750%		2,472,592	3,149,465
01/15/29	2.500%		29,487,975	41,407,575
02/15/40	2.125%		10,651,500	15,191,702
01/15/14	2.000%		311,490	322,733
07/15/15	1.875%		16,274,500	17,884,146
01/15/16	2.000%		10,149,475	11,335,695
07/15/16	2.500%		18,239,680	21,108,161
01/15/17	2.375%		21,690,400	25,313,369
01/15/19	2.125%		5,361,450	6,520,445
04/15/14	1.250%		14,141,790	14,651,121
04/15/15	0.500%		42,493,600	44,697,955
04/15/17	0.125%		1,013,610	1,090,977
01/15/23	0.125%		249,350	267,253

Total				328,020,492

Total Inflation-Indexed Bonds
(Cost: $332,714,459)				347,803,420

Foreign Government Obligations(e) 1.5%
Australia 0.8%
New South Wales Treasury Corp. Government Liquid Guaranteed
03/01/17	5.500%	AUD	2,760,000	3,117,872

Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Mexico 0.3%
Mexican Bonos
06/16/16	6.250%	MXN	1,250,000	1,031,440

Petroleos Mexicanos
06/27/44	5.500%		250,000	256,875

Total				1,288,315

South Korea 0.1%
Korea Development Bank (The) Senior Unsecured
09/14/22	3.000%		250,000	245,379

Turkey 0.3%
Turkey Government Bond
01/12/22	9.500%	TRY	2,000,000	1,349,027

Total Foreign Government Obligations
(Cost: $5,528,450)				6,000,593

Money Market Funds 0.3%
		Shares		Value ($)

Columbia Short-Term Cash Fund, 0.132%(f)(g)			1,161,684	1,161,684

Total Money Market Funds
(Cost: $1,161,684)				1,161,684

Total Investments
(Cost: $374,501,258)				391,005,196

Other Assets & Liabilities, Net				1,678,707

Net Assets				392,683,903

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2013

At January 31, 2013, $191,400 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 5-year	(133)	(16,456,673)	April 2013	44,390	—
U.S. Treasury Note, 10-year	(105)	(13,784,531)	March 2013	117,910	—

Total				162,300	—

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $8,669,743 or 2.21% of net assets.

(b)	Variable rate security.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(f)	The rate shown is the seven-day current annualized yield at January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	6,591,268	84,173,458	(89,603,042)	1,161,684	2,383	1,161,684

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
MXN	Mexican Peso
TRY	Turkish Lira

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Inflation Protected Securities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	25,877,922	—	25,877,922

Residential Mortgage-Backed Securities — Agency	—	839,340	—	839,340

Residential Mortgage-Backed Securities — Non-Agency	—	4,483,951	823,533	5,307,484

Commercial Mortgage-Backed Securities — Non-Agency	—	3,658,471	—	3,658,471

Asset-Backed Securities — Non-Agency	—	356,282	—	356,282

Inflation-Indexed Bonds	—	347,803,420	—	347,803,420

Foreign Government Obligations	—	6,000,593	—	6,000,593

Total Bonds	—	389,019,979	823,533	389,843,512

Other

Money Market Funds	1,161,684	—	—	1,161,684

Total Other	1,161,684	—	—	1,161,684

Investments in Securities	1,161,684	389,019,979	823,533	391,005,196

Derivatives

Assets

Futures Contracts	162,300	—	—	162,300

Total	1,323,984	389,019,979	823,533	391,167,496

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential Mortgage-Backed Securities — Non-Agency ($)
Balance as of July 31, 2012	1,566,957

Accrued discounts/premiums	—

Realized gain (loss)	2,630

Change in unrealized appreciation (depreciation)(a)	2,873

Sales	(748,927)

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of January 31, 2013	823,533

(a)	Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2013 was $2,873.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Inflation Protected Securities Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $373,339,574)	$389,843,512

Affiliated issuers (identified cost $1,161,684)	1,161,684

Total investments (identified cost $374,501,258)	391,005,196

Foreign currency (identified cost $510,990)	510,986

Margin deposits on futures contracts	191,400

Receivable for:

Investments sold	4,754,313

Capital shares sold	230,300

Dividends	3,147

Interest	1,255,035

Reclaims	64

Expense reimbursement due from Investment Manager	2,416

Prepaid expenses	2,931

Total assets	397,955,788

Liabilities

Disbursements in excess of cash	6

Payable for:

Investments purchased	3,473,124

Investments purchased on a delayed delivery basis	493,430

Capital shares purchased	1,145,423

Variation margin on futures contracts	15,686

Investment management fees	4,729

Distribution and/or service fees	2,740

Transfer agent fees	67,636

Administration fees	752

Plan administration fees	1

Compensation of board members	29,189

Other expenses	39,169

Total liabilities	5,271,885

Net assets applicable to outstanding capital stock	$392,683,903

Represented by

Paid-in capital	$368,280,562

Excess of distributions over net investment income	(2,145,459)

Accumulated net realized gain	9,881,479

Unrealized appreciation (depreciation) on:

Investments	16,503,938

Foreign currency translations	1,083

Futures contracts	162,300

Total — representing net assets applicable to outstanding capital stock	$392,683,903

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A

Net assets	$225,061,217

Shares outstanding	21,677,087

Net asset value per share	$10.38

Maximum offering price per share(a)	$10.70

Class B

Net assets	$6,300,700

Shares outstanding	607,181

Net asset value per share	$10.38

Class C

Net assets	$22,235,271

Shares outstanding	2,147,077

Net asset value per share	$10.36

Class I

Net assets	$81,322,405

Shares outstanding	7,833,495

Net asset value per share	$10.38

Class K(b)

Net assets	$82,209

Shares outstanding	7,926

Net asset value per share	$10.37

Class R

Net assets	$5,522,838

Shares outstanding	533,049

Net asset value per share	$10.36

Class R5

Net assets	$2,248

Shares outstanding	218

Net asset value per share(c)	$10.33

Class W

Net assets	$49,918,042

Shares outstanding	4,802,160

Net asset value per share	$10.39

Class Z

Net assets	$2,238,973

Shares outstanding	215,796

Net asset value per share	$10.38

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Inflation Protected Securities Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$2,383
Interest	2,039,704
Income from securities lending — net	2,997
Foreign taxes withheld	(4)

Total income	2,045,080

Expenses:
Investment management fees	914,044
Distribution and/or service fees
Class A	303,096
Class B	34,418
Class C	115,426
Class R	13,864
Class W	59,347
Transfer agent fees
Class A	263,826
Class B	7,471
Class C	25,053
Class K(a)	21
Class R	6,007
Class W	51,223
Class Z	2,589
Administration fees	145,411
Plan administration fees
Class K(a)	103
Compensation of board members	11,051
Custodian fees	10,083
Printing and postage fees	58,460
Registration fees	70,651
Professional fees	20,307
Other	10,347

Total expenses	2,122,798
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(427,915)

Total net expenses	1,694,883

Net investment income	350,197

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	24,834,187
Foreign currency translations	(31,214)
Forward foreign currency exchange contracts	(31,859)
Futures contracts	30,974

Net realized gain	24,802,088
Net change in unrealized appreciation (depreciation) on:
Investments	(23,269,464)
Foreign currency translations	(2,403)
Forward foreign currency exchange contracts	17,793
Futures contracts	177,799

Net change in unrealized appreciation (depreciation)	(23,076,275)

Net realized and unrealized gain	1,725,813

Net increase in net assets resulting from operations	$2,076,010

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013(a) (Unaudited)	Year Ended July 31, 2012
Operations

Net investment income	$350,197	$7,365,051

Net realized gain	24,802,088	36,039,120

Net change in unrealized appreciation (depreciation)	(23,076,275)	2,114,338

Net increase in net assets resulting from operations	2,076,010	45,518,509

Distributions to shareholders

Net investment income

Class A	(2,200,228)	(6,204,052)

Class B	(38,301)	(121,453)

Class C	(139,679)	(255,663)

Class I	(1,000,346)	(3,114,267)

Class K(b)	(858)	(1,663)

Class R	(45,841)	(57,295)

Class R5	(12)	—

Class W	(458,994)	(777,879)

Class Z	(25,801)	(62,358)

Net realized gains

Class A	(19,664,079)	(11,957,688)

Class B	(574,629)	(383,031)

Class C	(1,910,602)	(744,309)

Class I	(6,755,027)	(4,617,542)

Class K(b)	(6,958)	(3,042)

Class R	(462,427)	(79,106)

Class R5	(208)	—

Class W	(4,146,638)	(1,370,277)

Class Z	(196,625)	(95,085)

Total distributions to shareholders	(37,627,253)	(29,844,710)

Increase (decrease) in net assets from capital stock activity	(77,364,770)	(58,518,131)

Total decrease in net assets	(112,916,013)	(42,844,332)

Net assets at beginning of period	505,599,916	548,444,248

Net assets at end of period	$392,683,903	$505,599,916

Undistributed (excess of distributions over) net investment income	$(2,145,459)	$1,414,404

(a)	Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Inflation Protected Securities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013(a) (Unaudited)		Year Ended July 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	2,487,817	27,884,426	11,571,157	128,739,200

Distributions reinvested	2,027,319	21,267,435	1,545,173	16,855,428

Redemptions	(12,794,720)	(144,132,487)	(7,920,871)	(87,834,658)

Net increase (decrease)	(8,279,584)	(94,980,626)	5,195,459	57,759,970

Class B shares

Subscriptions	37,302	423,548	252,368	2,806,116

Distributions reinvested	56,981	597,341	44,161	480,476

Redemptions(b)	(101,233)	(1,105,499)	(484,626)	(5,422,297)

Net decrease	(6,950)	(84,610)	(188,097)	(2,135,705)

Class C shares

Subscriptions	330,794	3,651,467	937,292	10,370,448

Distributions reinvested	143,827	1,505,514	73,018	793,775

Redemptions	(332,591)	(3,690,205)	(635,667)	(7,002,062)

Net increase	142,030	1,466,776	374,643	4,162,161

Class I shares

Subscriptions	310,281	3,423,760	664,432	7,346,790

Distributions reinvested	738,027	7,754,283	708,266	7,731,107

Redemptions	(914,973)	(10,530,093)	(12,063,767)	(133,639,424)

Net increase (decrease)	133,335	647,950	(10,691,069)	(118,561,527)

Class K shares(c)

Subscriptions	705	7,944	853	9,429

Distributions reinvested	722	7,567	376	4,103

Redemptions	(240)	(2,642)	(1,346)	(14,814)

Net increase (decrease)	1,187	12,869	(117)	(1,282)

Class R shares

Subscriptions	142,512	1,528,077	440,863	4,841,243

Distributions reinvested	11,074	115,971	3,993	43,544

Redemptions	(99,518)	(1,077,259)	(143,231)	(1,581,493)

Net increase	54,068	566,789	301,625	3,303,294

Class R5 shares

Subscriptions	218	2,500	—	—

Net increase	218	2,500	—	—

Class W shares

Subscriptions	1,324,778	14,916,311	1,144,714	12,770,826

Distributions reinvested	438,200	4,605,087	196,506	2,147,823

Redemptions	(409,873)	(4,555,837)	(1,696,994)	(18,872,047)

Net increase (decrease)	1,353,105	14,965,561	(355,774)	(3,953,398)

Class Z shares

Subscriptions	36,379	409,975	237,522	2,660,978

Distributions reinvested	14,729	154,493	3,686	40,358

Redemptions	(46,722)	(526,447)	(159,785)	(1,792,980)

Net increase	4,386	38,021	81,423	908,356

Total net decrease	(6,598,205)	(77,364,770)	(5,281,907)	(58,518,131)

(a)	Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	Includes conversions of Class B shares to Class A shares, if any.

(c)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended July 31,
Class A	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$11.38		$11.03		$10.36	$9.75	$10.27		$9.69

Income from investment operations:

Net investment income (loss)	0.01		0.16		0.34	0.25	(0.00	)(a)	0.59

Net realized and unrealized gain (loss)	0.05		0.84		0.68	0.54	(0.14)		0.49

Total from investment operations	0.06		1.00		1.02	0.79	(0.14)		1.08

Less distributions to shareholders:

Net investment income	(0.10)		(0.22)		(0.35)	(0.18)	(0.09)		(0.50)

Net realized gains	(0.96)		(0.43)		—	—	(0.10)		—

Tax return of capital	—		—		—	—	(0.19)		—

Total distributions to shareholders	(1.06)		(0.65)		(0.35)	(0.18)	(0.38)		(0.50)

Net asset value, end of period	$10.38		$11.38		$11.03	$10.36	$9.75		$10.27

Total return	0.51%		9.44%		10.02%	8.13%	(1.24%)		11.24%

Ratios to average net assets(b)

Total gross expenses	1.06	%(c)	1.06%		1.10%	0.99%	0.93%		0.93%

Total net expenses(d)	0.85	%(c)	0.85	%(e)	0.85%	0.85%	0.85%		0.84%

Net investment income (loss)	0.11	%(c)	1.45%		3.21%	2.53%	(0.02%)		5.74%

Supplemental data

Net assets, end of period (in thousands)	$225,061		$340,942		$273,195	$297,827	$243,640		$222,999

Portfolio turnover	44%		93%		99%	177%	160	%(f)	59%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been lower by less than 0.01% for the year ended July 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class B	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$11.38		$11.03		$10.35	$9.74	$10.26		$9.69

Income from investment operations:

Net investment income (loss)	(0.03)		0.08		0.25	0.19	(0.09)		0.48

Net realized and unrealized gain (loss)	0.05		0.84		0.69	0.53	(0.12)		0.51

Total from investment operations	0.02		0.92		0.94	0.72	(0.21)		0.99

Less distributions to shareholders:

Net investment income	(0.06)		(0.14)		(0.26)	(0.11)	(0.07)		(0.42)

Net realized gains	(0.96)		(0.43)		—	—	(0.10)		—

Tax return of capital	—		—		—	—	(0.14)		—

Total distributions to shareholders	(1.02)		(0.57)		(0.26)	(0.11)	(0.31)		(0.42)

Net asset value, end of period	$10.38		$11.38		$11.03	$10.35	$9.74		$10.26

Total return	0.13%		8.61%		9.22%	7.40%	(1.99%)		10.29%

Ratios to average net assets(a)

Total gross expenses	1.81	%(b)	1.81%		1.85%	1.74%	1.69%		1.69%

Total net expenses(c)	1.60	%(b)	1.59	%(d)	1.60%	1.61%	1.61%		1.60%

Net investment income (loss)	(0.59	%)(b)	0.70%		2.37%	1.84%	(0.98%)		4.71%

Supplemental data

Net assets, end of period (in thousands)	$6,301		$6,987		$8,846	$14,961	$24,639		$36,024

Portfolio turnover	44%		93%		99%	177%	160	%(e)	59%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been lower by less than 0.01% for the year ended July 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class C	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$11.36		$11.02		$10.35	$9.74	$10.26		$9.69

Income from investment operations:

Net investment income (loss)	(0.03)		0.08		0.27	0.17	(0.08)		0.54

Net realized and unrealized gain (loss)	0.06		0.83		0.67	0.55	(0.13)		0.45

Total from investment operations	0.03		0.91		0.94	0.72	(0.21)		0.99

Less distributions to shareholders:

Net investment income	(0.07)		(0.14)		(0.27)	(0.11)	(0.07)		(0.42)

Net realized gains	(0.96)		(0.43)		—	—	(0.10)		—

Tax return of capital	—		—		—	—	(0.14)		—

Total distributions to shareholders	(1.03)		(0.57)		(0.27)	(0.11)	(0.31)		(0.42)

Net asset value, end of period	$10.36		$11.36		$11.02	$10.35	$9.74		$10.26

Total return	0.17%		8.57%		9.21%	7.41%	(1.98%)		10.30%

Ratios to average net assets(a)

Total gross expenses	1.81	%(b)	1.81%		1.85%	1.74%	1.68%		1.68%

Total net expenses(c)	1.60	%(b)	1.60	%(d)	1.60%	1.60%	1.60%		1.59%

Net investment income (loss)	(0.62	%)(b)	0.71%		2.60%	1.72%	(0.79%)		5.25%

Supplemental data

Net assets, end of period (in thousands)	$22,235		$22,778		$17,963	$17,161	$11,239		$10,683

Portfolio turnover	44%		93%		99%	177%	160	%(e)	59%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been lower by less than 0.01% for the year ended July 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class I	(Unaudited)		2012	2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$11.38		$11.03	$10.36	$9.75	$10.27		$9.69

Income from investment operations:

Net investment income	0.04		0.18	0.40	0.30	0.05		0.54

Net realized and unrealized gain (loss)	0.05		0.87	0.66	0.53	(0.16)		0.58

Total from investment operations	0.09		1.05	1.06	0.83	(0.11)		1.12

Less distributions to shareholders:

Net investment income	(0.13)		(0.27)	(0.39)	(0.22)	(0.10)		(0.54)

Net realized gains	(0.96)		(0.43)	—	—	(0.10)		—

Tax return of capital	—		—	—	—	(0.21)		—

Total distributions to shareholders	(1.09)		(0.70)	(0.39)	(0.22)	(0.41)		(0.54)

Net asset value, end of period	$10.38		$11.38	$11.03	$10.36	$9.75		$10.27

Total return	0.75%		9.91%	10.47%	8.47%	(0.90%)		11.65%

Ratios to average net assets(a)

Total gross expenses	0.60	%(b)	0.56%	0.57%	0.55%	0.54%		0.56%

Total net expenses(c)	0.41	%(b)	0.41%	0.45%	0.49%	0.51%		0.47%

Net investment income	0.64	%(b)	1.64%	3.83%	2.94%	0.48%		5.34%

Supplemental data

Net assets, end of period (in thousands)	$81,322		$87,654	$202,937	$184,100	$186,201		$402,166

Portfolio turnover	44%		93%	99%	177%	160	%(d)	59%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been lower by less than 0.01% for the year ended July 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class K(a)	(Unaudited)		2012	2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$11.38		$11.03	$10.35	$9.74	$10.26		$9.66

Income from investment operations:

Net investment income (loss)	0.02		0.17	0.36	0.26	(0.02)		0.63

Net realized and unrealized gain (loss)	0.05		0.85	0.68	0.54	(0.10)		0.49

Total from investment operations	0.07		1.02	1.04	0.80	(0.12)		1.12

Less distributions to shareholders:

Net investment income	(0.12)		(0.24)	(0.36)	(0.19)	(0.09)		(0.52)

Net realized gains	(0.96)		(0.43)	—	—	(0.10)		—

Tax return of capital	—		—	—	—	(0.21)		—

Total distributions to shareholders	(1.08)		(0.67)	(0.36)	(0.19)	(0.40)		(0.52)

Net asset value, end of period	$10.37		$11.38	$11.03	$10.35	$9.74		$10.26

Total return	0.53%		9.58%	10.24%	8.19%	(1.07%)		11.71%

Ratios to average net assets(b)

Total gross expenses	0.90	%(c)	0.86%	0.88%	0.86%	0.85%		0.85%

Total net expenses(d)	0.71	%(c)	0.69%	0.75%	0.79%	0.69%		0.51%

Net investment income (loss)	0.27	%(c)	1.53%	3.42%	2.57%	(0.20%)		6.11%

Supplemental data

Net assets, end of period (in thousands)	$82		$77	$76	$79	$81		$43

Portfolio turnover	44%		93%	99%	177%	160	%(e)	59%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been lower by less than 0.01% for the year ended July 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class R	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.36		$11.02		$10.35	$9.68

Income from investment operations:

Net investment income (loss)	(0.01)		0.18		0.36	0.18

Net realized and unrealized gain	0.06		0.79		0.63	0.62

Total from investment operations	0.05		0.97		0.99	0.80

Less distributions to shareholders:

Net investment income	(0.09)		(0.20)		(0.32)	(0.13)

Net realized gains	(0.96)		(0.43)		—	—

Total distributions to shareholders	(1.05)		(0.63)		(0.32)	(0.13)

Net asset value, end of period	$10.36		$11.36		$11.02	$10.35

Total return	0.41%		9.14%		9.73%	8.34%

Ratios to average net assets(b)

Total gross expenses	1.31	%(c)	1.31%		1.36%	1.36	%(c)

Total net expenses(d)	1.10	%(c)	1.10	%(e)	1.12%	1.29	%(c)

Net investment income (loss)	(0.17	%)(c)	1.57%		3.39%	1.84	%(c)

Supplemental data

Net assets, end of period (in thousands)	$5,523		$5,443		$1,955	$1,474

Portfolio turnover	44%		93%		99%	177%

Notes to Financial Highlights

(a)	For the period from August 3, 2009 (commencement of operations) to July 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

Class R5	Six Months Ended January 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.49

Income from investment operations:

Net investment loss	(0.01)

Net realized and unrealized loss	(0.14	)(b)

Total from investment operations	(0.15)

Less distributions to shareholders:

Net investment income	(0.05)

Net realized gains	(0.96)

Total distributions to shareholders	(1.01)

Net asset value, end of period	$10.33

Total return	(1.34%)

Ratios to average net assets(c)

Total gross expenses	0.68	%(d)

Total net expenses(e)	0.47	%(d)

Net investment loss	(0.28	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$2

Portfolio turnover	44%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class W	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$11.40		$11.05		$10.35	$9.75	$10.27		$9.69

Income from investment operations:

Net investment income (loss)	0.01		0.16		0.30	0.26	(0.03)		0.75

Net realized and unrealized gain (loss)	0.05		0.84		0.73	0.51	(0.12)		0.32

Total from investment operations	0.06		1.00		1.03	0.77	(0.15)		1.07

Less distributions to shareholders:

Net investment income	(0.11)		(0.22)		(0.33)	(0.17)	(0.09)		(0.49)

Net realized gains	(0.96)		(0.43)		—	—	(0.10)		—

Tax return of capital	—		—		—	—	(0.18)		—

Total distributions to shareholders	(1.07)		(0.65)		(0.33)	(0.17)	(0.37)		(0.49)

Net asset value, end of period	$10.39		$11.40		$11.05	$10.35	$9.75		$10.27

Total return	0.45%		9.43%		10.14%	7.93%	(1.35%)		11.14%

Ratios to average net assets(a)

Total gross expenses	1.06	%(b)	1.09%		1.07%	1.01%	0.99%		1.00%

Total net expenses(c)	0.85	%(b)	0.85	%(d)	0.86%	0.94%	0.96%		0.92%

Net investment income (loss)	0.11	%(b)	1.42%		2.87%	2.55%	(0.28%)		7.28%

Supplemental data

Net assets, end of period (in thousands)	$49,918		$39,315		$42,040	$100,345	$189,822		$253,836

Portfolio turnover	44%		93%		99%	177%	160	%(e)	59%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been lower by less than 0.01% for the year ended July 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$11.38		$11.03		$10.59

Income from investment operations:

Net investment income	0.02		0.19		0.60

Net realized and unrealized gain	0.06		0.84		0.17

Total from investment operations	0.08		1.03		0.77

Less distributions to shareholders:

Net investment income	(0.12)		(0.25)		(0.33)

Net realized gains	(0.96)		(0.43)		—

Total distributions to shareholders	(1.08)		(0.68)		(0.33)

Net asset value, end of period	$10.38		$11.38		$11.03

Total return	0.66%		9.73%		7.45%

Ratios to average net assets(b)

Total gross expenses	0.81	%(c)	0.83%		0.85	%(c)

Total net expenses(d)	0.60	%(c)	0.59	%(e)	0.60	%(c)

Net investment income	0.42	%(c)	1.73%		6.88	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,239		$2,405		$1,434

Portfolio turnover	44%		93%		99%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	25

Columbia Inflation Protected Securities Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Inflation Protected Securities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result

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Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains

(losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange

Semiannual Report 2013	27

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

contracts to hedge the currency exposure associated with some or all of the Fund’s securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at January 31, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	162,300	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended January 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange contracts	(31,859)	—	(31,859)
Interest rate contracts	—	30,974	30,974
Total	(31,859)	30,974	(885)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange contracts	17,793	—	17,793
Interest rate contracts	—	177,799	177,799
Total	17,793	177,799	195,592

The following table is a summary of the volume of derivative instruments for the six months ended January 31, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	8
Futures contracts	1,471

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

28	Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2013	29

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.44% to 0.25% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013 was 0.44% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2013, other expenses paid to this company were $923.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the

Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class K	0.05
Class R	0.22
Class R5	0.05
Class W	0.22
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25%

30	Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $926,000 and $213,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $76,869 for Class A, $166 for Class B and $1,224 for Class C shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective October 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.42
Class K	0.72
Class R	1.10
Class R5	0.47
Class W	0.85
Class Z	0.60

Prior to October 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.40
Class K	0.70
Class R	1.10
Class W	0.85
Class Z	0.60

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2013	31

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $374,501,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$17,849,000
Unrealized depreciation	(1,345,000)
Net unrealized appreciation	$16,504,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $185,033,293 and $290,403,013, respectively, for the six months ended January 31, 2013, of which $152,240,476 and $243,255,142, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in security lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

Net income earned from securities lending for the six months ended January 31, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At January 31, 2013, one unaffiliated shareholder account owned 34.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 20.7% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 10. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

32	Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Inflation Protected Securities Risk

Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Inflation Protected Securities Fund

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Columbia Inflation Protected Securities Fund

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36	Semiannual Report 2013

Columbia Inflation Protected Securities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	37

Columbia Inflation Protected Securities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR165_07_C01_(03/13)

Semiannual Report January 31, 2013

Columbia Large Core Quantitative Fund

Columbia Large Core Quantitative Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Large Core Quantitative Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Large Core Quantitative Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Large Core Quantitative Fund (the Fund) Class A shares gained 7.62% excluding sales charge for the six months ended January 31, 2013.

>	The Fund underperformed its benchmark, the S&P 500 Index, which rose 9.91% for the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	04/24/03
Excluding sales charges		7.62	14.31	3.04	6.92
Including sales charges		1.38	7.79	1.84	6.26
Class B	04/24/03
Excluding sales charges		7.12	13.25	2.23	6.09
Including sales charges		2.12	8.25	1.86	6.09
Class C	04/24/03
Excluding sales charges		7.19	13.39	2.25	6.10
Including sales charges		6.19	12.39	2.25	6.10
Class I*	07/15/04	7.73	14.74	3.45	7.28
Class K (formerly Class R4)	04/24/03	7.56	14.38	3.16	7.08
Class R*	12/11/06	7.41	13.89	2.75	6.64
Class R5*	12/11/06	7.72	14.57	3.43	7.16
Class W*	12/01/06	7.59	14.23	2.98	6.89
Class Z*	09/27/10	7.71	14.36	3.17	6.99
S&P 500 Index		9.91	16.78	3.97	7.38

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at January 31, 2013)
Apple, Inc.	4.0
Pfizer, Inc.	3.3
JPMorgan Chase & Co.	3.1
Microsoft Corp.	3.1
Philip Morris International, Inc.	2.8
Citigroup, Inc.	2.6
Verizon Communications, Inc.	2.6
Cisco Systems, Inc.	2.5
Wal-Mart Stores, Inc.	2.4
Comcast Corp., Class A	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2013)
Common Stocks	99.4
Consumer Discretionary	11.0
Consumer Staples	10.7
Energy	11.7
Financials	15.4
Health Care	12.6
Industrials	9.5
Information Technology	18.2
Materials	3.6
Telecommunication Services	3.3
Utilities	3.4
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Oliver Buckley

Brian Condon, CFA

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Large Core Quantitative Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,076.20	1,019.41	6.02	5.85	1.15
Class B	1,000.00	1,000.00	1,071.20	1,015.63	9.92	9.65	1.90
Class C	1,000.00	1,000.00	1,071.90	1,015.63	9.92	9.65	1.90
Class I	1,000.00	1,000.00	1,077.30	1,021.88	3.46	3.36	0.66
Class K (formerly Class R4)	1,000.00	1,000.00	1,075.60	1,020.42	4.97	4.84	0.95
Class R	1,000.00	1,000.00	1,074.10	1,018.15	7.32	7.12	1.40
Class R5	1,000.00	1,000.00	1,077.20	1,021.68	3.66	3.57	0.70
Class W	1,000.00	1,000.00	1,075.90	1,019.41	6.02	5.85	1.15
Class Z	1,000.00	1,000.00	1,077.10	1,020.67	4.71	4.58	0.90

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until November 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 0.75% for Class I, 1.05% for Class K, 1.45% for Class R, 0.80 for Class R5, 1.20% for Class W and 0.95% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective November 1, 2012. If this change had been in place for the entire six month period ended January 31, 2013, the actual expenses paid would have been $6.28 for Class A, $10.18 for Class B, $10.18 for Class C, $3.93 for Class I, $5.49 for Class K, $7.58 for Class R, $4.19 for Class R5, $6.28 for Class W and $4.97 for Class Z; the hypothetical expenses paid would have been $6.11 for Class A, $9.91 for Class B, $9.91 for Class C, $3.82 for Class I, $5.35 for Class K, $7.37 for Class R, $4.08 for Class R5, $6.11 for Class W and $4.84 for Class Z.

4	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 11.0%
Media 5.0%

Comcast Corp., Class A	2,054,600	78,239,168

DIRECTV(a)	1,299,261	66,444,208

Discovery Communications, Inc., Class A(a)	376,900	26,149,322

Total		170,832,698

Multiline Retail 0.2%

Macy’s, Inc.	129,900	5,132,349

Specialty Retail 5.8%

Gap, Inc. (The)	1,645,800	53,784,744

Home Depot, Inc. (The)	332,700	22,264,284

Ross Stores, Inc.	985,666	58,844,260

TJX Companies, Inc.	1,462,800	66,089,304

Total		200,982,592

Total Consumer Discretionary		376,947,639

Consumer Staples 10.6%
Beverages 0.7%

Coca-Cola Enterprises, Inc.	674,021	23,503,112

Food & Staples Retailing 4.8%

CVS Caremark Corp.	320,300	16,399,360

Kroger Co. (The)	1,757,558	48,684,357

Safeway, Inc.	1,018,600	19,608,050

Wal-Mart Stores, Inc.	1,144,392	80,050,220

Total		164,741,987

Food Products 1.3%

Campbell Soup Co.	1,276,000	46,841,960

Household Products 0.3%

Kimberly-Clark Corp.	119,700	10,714,347

Tobacco 3.5%

Lorillard, Inc.	659,100	25,751,037

Philip Morris International, Inc.	1,062,349	93,656,688

Total		119,407,725

Total Consumer Staples		365,209,131

Energy 11.7%
Energy Equipment & Services 1.2%

Diamond Offshore Drilling, Inc.	472,000	35,442,480

National Oilwell Varco, Inc.	49,682	3,683,424

Total		39,125,904

Oil, Gas & Consumable Fuels 10.5%

Apache Corp.	387,146	32,427,349

Chevron Corp.	599,371	69,017,570

Common Stocks (continued)
Issuer	Shares	Value ($)

ConocoPhillips	1,259,884	73,073,272

Exxon Mobil Corp.	725,341	65,258,930

HollyFrontier Corp.	378,100	19,744,382

Tesoro Corp.	722,293	35,168,446

Valero Energy Corp.	1,534,505	67,103,904

Total		361,793,853

Total Energy		400,919,757

Financials 15.2%
Capital Markets 2.3%

BlackRock, Inc.	163,600	38,655,408

Goldman Sachs Group, Inc. (The)	263,100	38,901,966

Total		77,557,374

Commercial Banks 0.4%

Fifth Third Bancorp	879,500	14,327,055

Consumer Finance 0.8%

Discover Financial Services	512,655	19,680,826

SLM Corp.	573,500	9,686,415

Total		29,367,241

Diversified Financial Services 5.7%

Citigroup, Inc.	2,090,900	88,152,344

JPMorgan Chase & Co.	2,270,685	106,835,729

Total		194,988,073

Insurance 3.9%

Aflac, Inc.	1,086,366	57,642,580

Aon PLC	94,800	5,473,752

Lincoln National Corp.	250,983	7,273,487

Prudential Financial, Inc.	1,084,800	62,788,224

Total		133,178,043

Real Estate Investment Trusts (REITs) 2.1%

Simon Property Group, Inc.	456,930	73,191,047

Total Financials		522,608,833

Health Care 12.5%
Biotechnology 1.9%

Amgen, Inc.	164,600	14,066,716

Celgene Corp.(a)	175,000	17,318,000

Gilead Sciences, Inc.(a)	573,800	22,636,410

Onyx Pharmaceuticals, Inc.(a)	44,000	3,410,880

Vertex Pharmaceuticals, Inc.(a)	158,000	7,075,240

Total		64,507,246

Health Care Equipment & Supplies 0.9%

Boston Scientific Corp.(a)	2,481,600	18,537,552

St. Jude Medical, Inc.	364,000	14,814,800

Total		33,352,352

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Large Core Quantitative Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Health Care Providers & Services 1.4%

AmerisourceBergen Corp.	502,400	22,793,888

Cardinal Health, Inc.	147,300	6,453,213

Humana, Inc.	18,900	1,405,404

McKesson Corp.	141,200	14,858,476

UnitedHealth Group, Inc.	60,900	3,362,289

Total		48,873,270

Pharmaceuticals 8.3%

Bristol-Myers Squibb Co.	1,943,100	70,223,634

Eli Lilly & Co.	1,394,873	74,890,731

Merck & Co., Inc.	628,671	27,190,021

Pfizer, Inc.	4,107,209	112,044,662

Total		284,349,048

Total Health Care		431,081,916

Industrials 9.5%
Aerospace & Defense 3.8%

General Dynamics Corp.	144,200	9,560,460

Lockheed Martin Corp.	144,290	12,534,472

Northrop Grumman Corp.	830,637	54,024,631

Raytheon Co.	1,033,284	54,433,401

Total		130,552,964

Air Freight & Logistics 1.1%

United Parcel Service, Inc., Class B	454,795	36,060,695

Airlines 0.5%

Southwest Airlines Co.	1,666,300	18,679,223

Electrical Equipment 0.3%

Emerson Electric Co.	161,200	9,228,700

Industrial Conglomerates 1.6%

Danaher Corp.	846,800	50,748,724

General Electric Co.	217,068	4,836,275

Total		55,584,999

Machinery 1.7%

Dover Corp.	75,200	5,202,336

Illinois Tool Works, Inc.	708,900	44,540,187

Ingersoll-Rand PLC	156,900	8,063,091

Total		57,805,614

Professional Services 0.5%

Dun & Bradstreet Corp. (The)	218,500	17,816,490

Total Industrials		325,728,685

Information Technology 17.9%
Communications Equipment 2.5%

Cisco Systems, Inc.	4,134,300	85,042,551

Common Stocks (continued)
Issuer	Shares	Value ($)

Computers & Peripherals 4.5%

Apple, Inc.	299,011	136,142,698

EMC Corp.(a)	843,900	20,768,379

Total		156,911,077

Internet Software & Services 0.4%

Google, Inc., Class A(a)	13,050	9,861,755

VeriSign, Inc.(a)	79,000	3,429,390

Total		13,291,145

IT Services 3.8%

International Business Machines Corp.(b)	25,881	5,255,654

Mastercard, Inc., Class A	145,232	75,288,269

Visa, Inc., Class A	324,400	51,226,004

Total		131,769,927

Semiconductors & Semiconductor Equipment 1.3%

KLA-Tencor Corp.	76,200	4,184,142

NVIDIA Corp.	3,241,200	39,737,112

Total		43,921,254

Software 5.4%

Microsoft Corp.	3,808,170	104,610,430

Oracle Corp.	1,338,000	47,512,380

VMware, Inc., Class A(a)	438,819	33,560,877

Total		185,683,687

Total Information Technology		616,619,641

Materials 3.6%
Chemicals 3.6%

CF Industries Holdings, Inc.	282,774	64,803,318

Eastman Chemical Co.	745,600	53,049,440

LyondellBasell Industries NV, Class A	92,900	5,891,718

Total		123,744,476

Total Materials		123,744,476

Telecommunication Services 3.3%
Diversified Telecommunication Services 3.3%

AT&T, Inc.	770,800	26,816,132

Verizon Communications, Inc.	1,996,774	87,079,314

Total		113,895,446

Total Telecommunication Services		113,895,446

Utilities 3.4%
Electric Utilities 0.3%

Entergy Corp.	161,200	10,413,520

Independent Power Producers & Energy Traders 1.6%

AES Corp.	4,882,476	52,926,040

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Multi-Utilities 1.5%

PG&E Corp.	96,400	4,110,496

Public Service Enterprise Group, Inc.	1,541,599	48,067,057

Total		52,177,553

Total Utilities		115,517,113

Total Common Stocks (Cost: $2,853,906,950)		3,392,272,637

Money Market Funds 0.6%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.132%(c)(d)	20,122,991	20,122,991

Total Money Market Funds (Cost: $20,122,991)		20,122,991

Total Investments (Cost: $2,874,029,941)		3,412,395,628

Other Assets & Liabilities, Net		25,652,026

Net Assets		3,438,047,654

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	139	51,892,175	March 2013	1,256,920	—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At January 31, 2013, investments in securities included securities valued at $3,046,050 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2013.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	24,696,795	170,726,621	(175,300,425)	20,122,991	20,723	20,122,991

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Large Core Quantitative Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	376,947,639	—	—	376,947,639

Consumer Staples	365,209,131	—	—	365,209,131

Energy	400,919,757	—	—	400,919,757

Financials	522,608,833	—	—	522,608,833

Health Care	431,081,916	—	—	431,081,916

Industrials	325,728,685	—	—	325,728,685

Information Technology	616,619,641	—	—	616,619,641

Materials	123,744,476	—	—	123,744,476

Telecommunication Services	113,895,446	—	—	113,895,446

Utilities	115,517,113	—	—	115,517,113

Total Equity Securities	3,392,272,637	—	—	3,392,272,637

Other

Money Market Funds	20,122,991	—	—	20,122,991

Total Other	20,122,991	—	—	20,122,991

Investments in Securities	3,412,395,628	—	—	3,412,395,628
Derivatives

Assets

Futures Contracts	1,256,920	—	—	1,256,920

Total	3,413,652,548	—	—	3,413,652,548

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $2,853,906,950)	$3,392,272,637

Affiliated issuers (identified cost $20,122,991)	20,122,991

Total investments (identified cost $2,874,029,941)	3,412,395,628

Cash	1,893

Receivable for:

Investments sold	113,334,302

Capital shares sold	662,643

Dividends	4,034,043

Reclaims	14,209

Equity-linked notes (Note 9)	295,621

Prepaid expenses	11,549

Other assets	22,506

Total assets	3,530,772,394

Liabilities

Payable for:

Investments purchased	89,216,768

Capital shares purchased	2,694,351

Variation margin on futures contracts	53,479

Investment management fees	55,887

Distribution and/or service fees	23,323

Transfer agent fees	334,510

Administration fees	4,817

Plan administration fees	448

Compensation of board members	166,488

Other expenses	174,669

Total liabilities	92,724,740

Net assets applicable to outstanding capital stock	$3,438,047,654

Represented by

Paid-in capital	$4,783,230,463

Undistributed net investment income	24,646,214

Accumulated net realized loss	(1,909,449,539)

Unrealized appreciation (depreciation) on:

Investments	538,365,687

Foreign currency translations	(2,091)

Futures contracts	1,256,920

Total — representing net assets applicable to outstanding capital stock	$3,438,047,654

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Large Core Quantitative Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A

Net assets	$2,814,268,999

Shares outstanding	419,008,054

Net asset value per share	$6.72

Maximum offering price per share(a)	$7.13

Class B

Net assets	$83,151,026

Shares outstanding	12,403,257

Net asset value per share	$6.70

Class C

Net assets	$27,516,590

Shares outstanding	4,158,792

Net asset value per share	$6.62

Class I

Net assets	$281,159,457

Shares outstanding	41,662,420

Net asset value per share	$6.75

Class K(b)

Net assets	$65,067,745

Shares outstanding	9,637,365

Net asset value per share	$6.75

Class R

Net assets	$3,568,069

Shares outstanding	530,896

Net asset value per share	$6.72

Class R5

Net assets	$39,620,616

Shares outstanding	5,894,601

Net asset value per share	$6.72

Class W

Net assets	$121,093,101

Shares outstanding	17,919,521

Net asset value per share	$6.76

Class Z

Net assets	$2,602,051

Shares outstanding	386,076

Net asset value per share	$6.74

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$44,454,462
Dividends — affiliated issuers	20,723
Income from securities lending — net	619,543
Foreign taxes withheld	(35,527)

Total income	45,059,201

Expenses:
Investment management fees	10,178,862
Distribution and/or service fees
Class A	3,543,159
Class B	419,972
Class C	135,690
Class R	8,971
Class W	144,496
Transfer agent fees
Class A	3,931,974
Class B	116,516
Class C	37,647
Class K(a)	13,158
Class R	4,977
Class R5	7,958
Class W	160,380
Class Z	3,490
Administration fees	878,334
Plan administration fees
Class K(a)	80,220
Compensation of board members	47,094
Custodian fees	19,102
Printing and postage fees	269,073
Registration fees	69,526
Professional fees	32,923
Other	35,746

Total expenses	20,139,268
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(640,310)

Total net expenses	19,498,958

Net investment income	25,560,243

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	161,586,155
Foreign currency translations	2,862
Futures contracts	2,820,203

Net realized gain	164,409,220
Net change in unrealized appreciation (depreciation) on:
Investments	59,451,179
Foreign currency translations	1,263
Futures contracts	120,551
Receivables for equity-linked notes (Note 9)	(399,699)

Net change in unrealized appreciation (depreciation)	59,173,294

Net realized and unrealized gain	223,582,514

Net increase in net assets resulting from operations	$249,142,757

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Large Core Quantitative Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations

Net investment income	$25,560,243	$45,457,701

Net realized gain	164,409,220	285,033,756

Net change in unrealized appreciation (depreciation)	59,173,294	(12,492,163)

Net increase in net assets resulting from operations	249,142,757	317,999,294

Distributions to shareholders

Net investment income

Class A	(37,860,016)	(17,572,647)

Class B	(331,000)	—

Class C	(191,918)	—

Class I	(4,941,489)	(2,045,353)

Class K(a)	(953,022)	(466,567)

Class R	(42,432)	(8,626)

Class R5	(678,677)	(337,843)

Class W	(1,590,706)	(545,720)

Class Z	(40,227)	(19,213)

Total distributions to shareholders	(46,629,487)	(20,995,969)

Increase (decrease) in net assets from capital stock activity	(173,897,445)	(333,726,938)

Proceeds from regulatory settlements (Note 6)	—	62,511
Total increase (decrease) in net assets	28,615,825	(36,661,102)
Net assets at beginning of period	3,409,431,829	3,446,092,931

Net assets at end of period	$3,438,047,654	$3,409,431,829

Undistributed net investment income	$24,646,214	$45,715,458

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	5,714,578	37,537,825	16,229,478	97,653,362

Distributions reinvested	5,518,248	36,144,510	2,978,552	16,620,317

Redemptions	(34,427,926)	(225,911,995)	(69,586,153)	(407,403,428)

Net decrease	(23,195,100)	(152,229,660)	(50,378,123)	(293,129,749)

Class B shares

Subscriptions	56,750	368,178	147,035	870,485

Distributions reinvested	50,403	329,635	—	—

Redemptions(a)	(983,960)	(6,403,297)	(6,754,873)	(40,727,621)

Net decrease	(876,807)	(5,705,484)	(6,607,838)	(39,857,136)

Class C shares

Subscriptions	419,346	2,699,709	1,086,984	6,292,900

Distributions reinvested	27,840	179,848	—	—

Redemptions	(452,271)	(2,920,338)	(982,878)	(5,721,762)

Net increase (decrease)	(5,085)	(40,781)	104,106	571,138

Class I shares

Subscriptions	702,874	4,576,890	17,348,216	107,055,685

Distributions reinvested	752,084	4,941,194	365,214	2,045,199

Redemptions	(3,601,401)	(23,958,416)	(10,513,420)	(61,537,224)

Net increase (decrease)	(2,146,443)	(14,440,332)	7,200,010	47,563,660

Class K shares(b)

Subscriptions	647,460	4,279,192	1,963,279	11,860,218

Distributions reinvested	144,829	952,973	83,164	466,547

Redemptions	(805,183)	(5,317,844)	(4,984,972)	(30,257,595)

Net decrease	(12,894)	(85,679)	(2,938,529)	(17,930,830)

Class R shares

Subscriptions	100,637	658,892	412,239	2,416,337

Distributions reinvested	4,056	26,566	433	2,422

Redemptions	(130,044)	(836,633)	(303,284)	(1,795,103)

Net increase (decrease)	(25,351)	(151,175)	109,388	623,656

Class R5 shares

Subscriptions	345,331	2,269,836	1,363,577	8,279,823

Distributions reinvested	103,592	678,527	60,531	337,763

Redemptions	(459,282)	(3,016,312)	(907,207)	(5,421,718)

Net increase (decrease)	(10,359)	(67,949)	516,901	3,195,868

Class W shares

Subscriptions	2,500,560	16,527,501	5,218,996	30,489,329

Distributions reinvested	241,372	1,590,645	97,100	545,700

Redemptions	(2,934,456)	(19,254,915)	(11,577,509)	(66,267,206)

Net decrease	(192,524)	(1,136,769)	(6,261,413)	(35,232,177)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Large Core Quantitative Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z shares

Subscriptions	86,733	572,852	232,352	1,404,895

Distributions reinvested	3,588	23,573	2,184	12,233

Redemptions	(96,493)	(636,041)	(155,588)	(948,496)

Net increase (decrease)	(6,172)	(39,616)	78,948	468,632

Total net decrease	(26,470,735)	(173,897,445)	(58,176,550)	(333,726,938)

(a)	Includes conversions of Class B shares to Class A shares, if any.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended July 31,
Class A	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$6.33		$5.78		$4.74	$4.30	$5.88	$7.22

Income from investment operations:

Net investment income	0.05		0.08		0.06	0.05	0.09	0.09

Net realized and unrealized gain (loss)	0.43		0.51		1.02	0.54	(1.47)	(1.00)

Total from investment operations	0.48		0.59		1.08	0.59	(1.38)	(0.91)

Less distributions to shareholders:

Net investment income	(0.09)		(0.04)		(0.04)	(0.15)	(0.05)	(0.06)

Net realized gains	—		—		—	—	(0.15)	(0.37)

Total distributions to shareholders	(0.09)		(0.04)		(0.04)	(0.15)	(0.20)	(0.43)

Proceeds from regulatory settlements	—		0.00	(a)	—	—	—	—

Net asset value, end of period	$6.72		$6.33		$5.78	$4.74	$4.30	$5.88

Total return	7.62%		10.25%		22.76%	14.03%	(23.19%)	(13.40%)

Ratios to average net assets(b)

Total gross expenses	1.19	%(c)	1.17%		1.18%	1.15%	0.96%	0.96%

Total net expenses(d)	1.15	%(c)	1.08	%(e)	1.12%	1.00%	0.95%	0.96%

Net investment income	1.46	%(c)	1.36%		1.19%	1.10%	2.11%	1.35%

Supplemental data

Net assets, end of period (in thousands)	$2,814,269		$2,800,422		$2,845,786	$2,688,843	$692,100	$1,067,409

Portfolio turnover	38%		71%		57%	75%	61%	58%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class B	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$6.28		$5.74		$4.71	$4.27	$5.80	$7.12

Income from investment operations:

Net investment income	0.02		0.04		0.02	0.01	0.06	0.04

Net realized and unrealized gain (loss)	0.43		0.50		1.01	0.54	(1.44)	(0.99)

Total from investment operations	0.45		0.54		1.03	0.55	(1.38)	(0.95)

Less distributions to shareholders:

Net investment income	(0.03)		—		—	(0.11)	—	—

Net realized gains	—		—		—	—	(0.15)	(0.37)

Total distributions to shareholders	(0.03)		—		—	(0.11)	(0.15)	(0.37)

Proceeds from regulatory settlements	—		0.00	(a)	—	—	—	—

Net asset value, end of period	$6.70		$6.28		$5.74	$4.71	$4.27	$5.80

Total return	7.12%		9.41%		21.87%	13.03%	(23.68%)	(14.07%)

Ratios to average net assets(b)

Total gross expenses	1.94	%(c)	1.92%		1.93%	1.93%	1.73%	1.72%

Total net expenses(d)	1.90	%(c)	1.83	%(e)	1.88%	1.78%	1.71%	1.72%

Net investment income	0.71	%(c)	0.63%		0.44%	0.29%	1.35%	0.59%

Supplemental data

Net assets, end of period (in thousands)	$83,151		$83,451		$114,107	$153,326	$15,588	$35,383

Portfolio turnover	38%		71%		57%	75%	61%	58%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class C	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$6.22		$5.68		$4.66	$4.24	$5.78	$7.11

Income from investment operations:

Net investment income	0.02		0.03		0.02	0.01	0.06	0.04

Net realized and unrealized gain (loss)	0.43		0.51		1.00	0.53	(1.44)	(0.99)

Total from investment operations	0.45		0.54		1.02	0.54	(1.38)	(0.95)

Less distributions to shareholders:

Net investment income	(0.05)		—		—	(0.12)	(0.01)	(0.01)

Net realized gains	—		—		—	—	(0.15)	(0.37)

Total distributions to shareholders	(0.05)		—		—	(0.12)	(0.16)	(0.38)

Proceeds from regulatory settlements	—		0.00	(a)	—	—	—	—

Net asset value, end of period	$6.62		$6.22		$5.68	$4.66	$4.24	$5.78

Total return	7.19%		9.51%		21.89%	12.97%	(23.66%)	(14.11%)

Ratios to average net assets(b)

Total gross expenses	1.94	%(c)	1.92%		1.94%	1.92%	1.72%	1.72%

Total net expenses(d)	1.90	%(c)	1.83	%(e)	1.88%	1.77%	1.71%	1.72%

Net investment income	0.70	%(c)	0.59%		0.44%	0.31%	1.35%	0.59%

Supplemental data

Net assets, end of period (in thousands)	$27,517		$25,903		$23,061	$21,982	$2,105	$2,788

Portfolio turnover	38%		71%		57%	75%	61%	58%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class I	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$6.38		$5.82	$4.77	$4.33	$5.93	$7.27

Income from investment operations:

Net investment income	0.06		0.11	0.09	0.08	0.11	0.11

Net realized and unrealized gain (loss)	0.43		0.51	1.02	0.53	(1.49)	(0.99)

Total from investment operations	0.49		0.62	1.11	0.61	(1.38)	(0.88)

Less distributions to shareholders:

Net investment income	(0.12)		(0.06)	(0.06)	(0.17)	(0.07)	(0.09)

Net realized gains	—		—	—	—	(0.15)	(0.37)

Total distributions to shareholders	(0.12)		(0.06)	(0.06)	(0.17)	(0.22)	(0.46)

Proceeds from regulatory settlements	—		0.00 (a)	—	—	—	—

Net asset value, end of period	$6.75		$6.38	$5.82	$4.77	$4.33	$5.93

Total return	7.73%		10.85%	23.34%	14.38%	(22.90%)	(12.98%)

Ratios to average net assets(b)

Total gross expenses	0.67	%(c)	0.68%	0.71%	0.61%	0.56%	0.61%

Total net expenses(d)	0.66	%(c)	0.65%	0.69%	0.54%	0.56%	0.61%

Net investment income	1.94	%(c)	1.77%	1.62%	1.66%	2.51%	1.69%

Supplemental data

Net assets, end of period (in thousands)	$281,159		$279,293	$212,969	$314,251	$331,847	$391,425

Portfolio turnover	38%		71%	57%	75%	61%	58%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class K(a)	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$6.37		$5.80	$4.76	$4.32	$5.91	$7.25

Income from investment operations:

Net investment income	0.05		0.09	0.08	0.06	0.10	0.10

Net realized and unrealized gain (loss)	0.43		0.52	1.00	0.54	(1.48)	(1.00)

Total from investment operations	0.48		0.61	1.08	0.60	(1.38)	(0.90)

Less distributions to shareholders:

Net investment income	(0.10)		(0.04)	(0.04)	(0.16)	(0.06)	(0.07)

Net realized gains	—		—	—	—	(0.15)	(0.37)

Total distributions to shareholders	(0.10)		(0.04)	(0.04)	(0.16)	(0.21)	(0.44)

Proceeds from regulatory settlements	—		0.00 (b)	—	—	—	—

Net asset value, end of period	$6.75		$6.37	$5.80	$4.76	$4.32	$5.91

Total return	7.56%		10.57%	22.83%	14.14%	(23.05%)	(13.26%)

Ratios to average net assets(c)

Total gross expenses	0.96	%(d)	1.06%	0.97%	0.92%	0.86%	0.91%

Total net expenses(e)	0.95	%(d)	0.95%	0.96%	0.85%	0.78%	0.84%

Net investment income	1.65	%(d)	1.50%	1.39%	1.31%	2.28%	1.47%

Supplemental data

Net assets, end of period (in thousands)	$65,068		$61,446	$73,036	$162,519	$89,591	$126,216

Portfolio turnover	38%		71%	57%	75%	61%	58%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class R	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$6.33		$5.77		$4.73	$4.30	$5.88	$7.21

Income from investment operations:

Net investment income	0.04		0.06		0.05	0.03	0.08	0.08

Net realized and unrealized gain (loss)	0.43		0.52		1.01	0.54	(1.47)	(1.00)

Total from investment operations	0.47		0.58		1.06	0.57	(1.39)	(0.92)

Less distributions to shareholders:

Net investment income	(0.08)		(0.02)		(0.02)	(0.14)	(0.04)	(0.04)

Net realized gains	—		—		—	—	(0.15)	(0.37)

Total distributions to shareholders	(0.08)		(0.02)		(0.02)	(0.14)	(0.19)	(0.41)

Proceeds from regulatory settlements	—		0.00	(a)	—	—	—	—

Net asset value, end of period	$6.72		$6.33		$5.77	$4.73	$4.30	$5.88

Total return	7.41%		10.11%		22.51%	13.43%	(23.30%)	(13.51%)

Ratios to average net assets(b)

Total gross expenses	1.44	%(c)	1.41%		1.44%	1.43%	1.32%	1.41%

Total net expenses(d)	1.40	%(c)	1.32	%(e)	1.38%	1.36%	1.16%	1.16%

Net investment income	1.21	%(c)	1.05%		0.92%	0.71%	1.92%	1.15%

Supplemental data

Net assets, end of period (in thousands)	$3,568		$3,522		$2,579	$2,194	$3	$4

Portfolio turnover	38%		71%		57%	75%	61%	58%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class R5	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$6.35		$5.80	$4.75	$4.31	$5.90	$7.24

Income from investment operations:

Net investment income	0.06		0.10	0.09	0.07	0.11	0.11

Net realized and unrealized gain (loss)	0.43		0.51	1.02	0.54	(1.48)	(1.00)

Total from investment operations	0.49		0.61	1.11	0.61	(1.37)	(0.89)

Less distributions to shareholders:

Net investment income	(0.12)		(0.06)	(0.06)	(0.17)	(0.07)	(0.08)

Net realized gains	—		—	—	—	(0.15)	(0.37)

Total distributions to shareholders	(0.12)		(0.06)	(0.06)	(0.17)	(0.22)	(0.45)

Proceeds from regulatory settlements	—		0.00 (a)	—	—	—	—

Net asset value, end of period	$6.72		$6.35	$5.80	$4.75	$4.31	$5.90

Total return	7.72%		10.71%	23.38%	14.41%	(22.91%)	(13.09%)

Ratios to average net assets(b)

Total gross expenses	0.71	%(c)	0.80%	0.72%	0.68%	0.58%	0.66%

Total net expenses(d)	0.70	%(c)	0.70%	0.70%	0.61%	0.58%	0.66%

Net investment income	1.90	%(c)	1.72%	1.61%	1.46%	2.48%	1.66%

Supplemental data

Net assets, end of period (in thousands)	$39,621		$37,489	$31,225	$24,848	$3	$4

Portfolio turnover	38%		71%	57%	75%	61%	58%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class W	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$6.37		$5.81		$4.73	$4.29	$5.86	$7.22

Income from investment operations:

Net investment income	0.05		0.08		0.06	0.06	0.09	0.08

Net realized and unrealized gain (loss)	0.43		0.51		1.02	0.53	(1.47)	(1.00)

Total from investment operations	0.48		0.59		1.08	0.59	(1.38)	(0.92)

Less distributions to shareholders:

Net investment income	(0.09)		(0.03)		—	(0.15)	(0.04)	(0.07)

Net realized gains	—		—		—	—	(0.15)	(0.37)

Total distributions to shareholders	(0.09)		(0.03)		—	(0.15)	(0.19)	(0.44)

Proceeds from regulatory settlements	—		0.00	(a)	—	—	—	—

Net asset value, end of period	$6.76		$6.37		$5.81	$4.73	$4.29	$5.86

Total return	7.59%		10.23%		22.83%	13.93%	(23.21%)	(13.52%)

Ratios to average net assets(b)

Total gross expenses	1.19	%(c)	1.18%		1.17%	1.05%	1.01%	1.06%

Total net expenses(d)	1.15	%(c)	1.08	%(e)	1.12%	0.98%	1.01%	1.06%

Net investment income	1.45	%(c)	1.35%		1.22%	1.27%	2.07%	1.22%

Supplemental data

Net assets, end of period (in thousands)	$121,093		$115,408		$141,510	$373,927	$725,762	$1,355,144

Portfolio turnover	38%		71%		57%	75%	61%	58%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$6.36		$5.81		$4.98

Income from investment operations:

Net investment income	0.06		0.09		0.07

Net realized and unrealized gain	0.43		0.52		0.82

Total from investment operations	0.49		0.61		0.89

Less distributions to shareholders:

Net investment income	(0.11)		(0.06)		(0.06)

Total distributions to shareholders	(0.11)		(0.06)		(0.06)

Proceeds from regulatory settlements	—		0.00	(b)	—

Net asset value, end of period	$6.74		$6.36		$5.81

Total return	7.71%		10.59%		17.89%

Ratios to average net assets(c)

Total gross expenses	0.94	%(d)	0.89%		0.89	%(d)

Total net expenses(e)	0.90	%(d)	0.82	%(f)	0.83	%(d)

Net investment income	1.71	%(d)	1.60%		1.52	%(d)

Supplemental data

Net assets, end of period (in thousands)	$2,602		$2,496		$1,820

Portfolio turnover	38%		71%		57%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Columbia Large Core Quantitative Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Large Core Quantitative Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally

24	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Semiannual Report 2013	25

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at January 31, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	1,256,920	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended January 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	2,820,203
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	120,551

The following table is a summary of the volume of derivative instruments for the six months ended January 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	749

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

26	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU)

No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.69% to 0.52% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013, was 0.59% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.05% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the

Semiannual Report 2013	27

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Board. For the six months ended January 31, 2013, other expenses paid to this company were $4,092.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.28%
Class B	0.28
Class C	0.28
Class K	0.04
Class R	0.28
Class R5	0.04
Class W	0.28
Class Z	0.28

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At January 31, 2013, the Fund’s total potential future obligation over the life of the Guaranty is $94,544. The liability remaining at January 31, 2013 for non-recurring charges associated with the lease amounted to $50,601 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2013 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $22,506.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution

28	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $7,182,000 and $1,303,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $635,188 for Class A, $12,313 for Class B and $678 for Class C shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective October 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.20%
Class B	1.95
Class C	1.95
Class I	0.75
Class K	1.05
Class R	1.45
Class R5	0.80
Class W	1.20
Class Z	0.95

Prior to October 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.06%
Class B	1.81
Class C	1.81
Class I	0.64
Class K	0.94
Class R	1.31
Class R5	0.69
Class W	1.06
Class Z	0.81

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $2,874,030,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$565,012,000
Unrealized depreciation	(26,646,000)
Net unrealized appreciation	538,366,000

Semiannual Report 2013	29

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

The following capital loss carryforward, determined as of July 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	94,158,232
2017	1,377,004,445
2018	597,075,716
Total	2,068,238,393

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,299,928,436 and $1,511,446,562, respectively, for the six months ended January 31, 2013.

Note 6. Regulatory Settlements

During the year ended July 31, 2012, the Fund received $62,511 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Lehman Brothers Holdings Inc. Equity-Linked Notes

The Fund holds investments in two equity-linked notes (notes) for which Lehman Brothers Holdings Inc. (Lehman Brothers) is the counterparty. The notes (with an aggregate principal amount of $2.6 million) defaulted as of their respective maturity dates, September 14, 2008 and October 2, 2008. Lehman Brothers filed a Chapter 11 bankruptcy petition on September 15, 2008, and as such, it is likely that the Fund will receive less than the maturity value of the notes, pending the outcome of the bankruptcy proceedings. Based on the bankruptcy proceedings, the Fund recorded receivables aggregating $246,717 based on the estimated amounts recoverable for the notes and recognized realized losses of $2.3 million. The estimates of the amounts recoverable for the notes are based on the current information regarding the claim provided by the bankruptcy court and any amounts received as payments for the claim, which provide an indication of amounts recoverable through the bankruptcy proceedings. To date, the Fund has received $258,262 on this claim. Any changes to the receivable balances resulting from such adjustments are recorded as a change in unrealized appreciation or depreciation in the Statement of Operations. At January 31, 2013, the value of the receivable balances was $295,621, which represented 0.01% of the Fund’s net assets.

30	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	31

Columbia Large Core Quantitative Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

32	Semiannual Report 2013

Columbia Large Core Quantitative Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	33

Columbia Large Core Quantitative Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR177_07_C01_(03/13)

Semiannual Report January 31, 2013

Columbia Large Value Quantitative Fund

Columbia Large Value Quantitative Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Large Value Quantitative Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Large Value Quantitative Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Large Value Quantitative Fund (the Fund) Class A shares returned 14.45% excluding sales charges for the six-month period that ended January 31, 2013.

>	The Fund outperformed its benchmark, the Russell 1000 Value Index, which returned 13.97% during the same six-month period.

Average Annual Total Returns (%) (for period ended January 31, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class A	08/01/08
Excluding sales charges		14.45	19.25	3.99
Including sales charges		7.94	12.35	2.64
Class B	08/01/08
Excluding sales charges		13.93	18.22	3.20
Including sales charges		8.93	13.22	2.91
Class C	08/01/08
Excluding sales charges		13.90	18.40	3.17
Including sales charges		12.90	17.40	3.17
Class I	08/01/08	14.61	19.73	4.38
Class K (formerly class R4)	08/01/08	14.45	19.40	4.11
Class R	08/01/08	14.16	18.76	3.65
Class T*	03/07/11
Excluding sales charges		14.24	19.04	3.93
Including sales charges		7.73	12.15	2.57
Class W	08/01/08	14.37	19.31	3.93
Class Z*	09/27/10	14.46	19.40	4.12
Russell 1000 Value Index		13.97	20.58	5.59

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index

2	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at January 31, 2013)
Pfizer, Inc.	4.3
JPMorgan Chase & Co.	4.0
Exxon Mobil Corp.	3.8
Chevron Corp.	3.6
AT&T, Inc.	3.2
Cisco Systems, Inc.	3.0
Citigroup, Inc.	2.9
ConocoPhillips	2.5
Comcast Corp., Class A	2.2
Valero Energy Corp.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2013)
Common Stocks	98.2
Consumer Discretionary	8.0
Consumer Staples	7.3
Energy	16.0
Financials	26.9
Health Care	11.5
Industrials	8.7
Information Technology	6.6
Materials	4.0
Telecommunication Services	3.2
Utilities	6.0
Money Market Funds	1.8
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Oliver Buckley

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Large Value Quantitative Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,144.50	1,019.51	6.11	5.75	1.13
Class B	1,000.00	1,000.00	1,139.30	1,015.73	10.14	9.55	1.88
Class C	1,000.00	1,000.00	1,139.00	1,015.73	10.14	9.55	1.88
Class I	1,000.00	1,000.00	1,146.10	1,021.48	4.00	3.77	0.74
Class K (formerly Class R4)	1,000.00	1,000.00	1,144.50	1,020.16	5.41	5.09	1.00
Class R	1,000.00	1,000.00	1,141.60	1,018.25	7.45	7.02	1.38
Class T	1,000.00	1,000.00	1,142.40	1,019.26	6.37	6.01	1.18
Class W	1,000.00	1,000.00	1,143.70	1,019.51	6.11	5.75	1.13
Class Z	1,000.00	1,000.00	1,144.60	1,020.77	4.76	4.48	0.88

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until November 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.18% for Class A, 1.93% for Class B, 1.93% for Class C, 1.43% for Class R, 1.23% for Class T, 1.18% for Class W, and 0.93% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective December 1, 2012. If this change had been in place for the entire six month period ended January 31, 2013, the actual expenses paid would have been $6.38 for Class A, $10.41 for Class B, $10.41 for Class C, $7.72 for Class R, $6.64 for Class T, $6.38 for Class W and $5.03 for Class Z; the hypothetical expenses paid would have been $6.01 for Class A, $9.80 for Class B, $7.27 for Class R, $6.26 for Class T, $6.01 for Class W, and $4.74 for Class Z.

4	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.0%
Issuer	Shares	Value ($)
Consumer Discretionary 8.0%
Automobiles 0.2%

General Motors Co.(a)	17,900	502,811

Media 3.5%

Comcast Corp., Class A	154,500	5,883,360

Gannett Co., Inc.	195,800	3,843,554

Total		9,726,914

Multiline Retail 1.9%

Dillard’s, Inc., Class A	31,800	2,684,238

Macy’s, Inc.	61,700	2,437,767

Total		5,122,005

Specialty Retail 2.4%

Aaron’s, Inc.	145,800	4,322,970

Foot Locker, Inc.	68,500	2,352,975

Total		6,675,945

Total Consumer Discretionary		22,027,675

Consumer Staples 7.3%
Food & Staples Retailing 3.7%

CVS Caremark Corp.	73,500	3,763,200

Safeway, Inc.	243,200	4,681,600

Wal-Mart Stores, Inc.	24,200	1,692,790

Total		10,137,590

Food Products 0.4%

Tyson Foods, Inc., Class A	49,300	1,090,516

Household Products 1.5%

Kimberly-Clark Corp.	23,400	2,094,534

Procter & Gamble Co. (The)	27,882	2,095,611

Total		4,190,145

Tobacco 1.7%

Altria Group, Inc.	25,100	845,368

Philip Morris International, Inc.	44,140	3,891,383

Total		4,736,751

Total Consumer Staples		20,155,002

Energy 16.0%
Energy Equipment & Services 0.7%

Diamond Offshore Drilling, Inc.	27,000	2,027,430

Oil, Gas & Consumable Fuels 15.3%

Apache Corp.	12,800	1,072,128

Chevron Corp.	83,346	9,597,292

ConocoPhillips(b)	114,708	6,653,064

Exxon Mobil Corp.	114,300	10,283,571

Marathon Oil Corp.	147,375	4,953,274

Common Stocks (continued)
Issuer	Shares	Value ($)
Tesoro Corp.	76,200	3,710,178

Valero Energy Corp.	129,703	5,671,912

Total		41,941,419

Total Energy		43,968,849

Financials 26.8%
Capital Markets 4.3%

American Capital Ltd.(a)	341,000	4,555,760

BlackRock, Inc.	22,300	5,269,044

Franklin Resources, Inc.	14,500	1,984,760

Total		11,809,564

Commercial Banks 2.9%

CapitalSource, Inc.	302,500	2,453,275

Fifth Third Bancorp	26,500	431,685

Popular, Inc.(a)	34,900	936,716

SunTrust Banks, Inc.	13,900	394,343

Wells Fargo & Co.	108,465	3,777,836

Total		7,993,855

Consumer Finance 1.8%

Discover Financial Services	126,927	4,872,727

Diversified Financial Services 6.8%

Citigroup, Inc.	184,949	7,797,450

JPMorgan Chase & Co.	231,320	10,883,606

Total		18,681,056

Insurance 7.4%

Aflac, Inc.	90,300	4,791,318

Allstate Corp. (The)	66,600	2,923,740

Aon PLC	22,400	1,293,376

Berkshire Hathaway, Inc., Class B(a)	17,060	1,653,626

MetLife, Inc.	64,900	2,423,366

Protective Life Corp.	41,709	1,319,672

Prudential Financial, Inc.	88,100	5,099,228

Validus Holdings Ltd.	27,700	1,008,557

Total		20,512,883

Real Estate Investment Trusts (REITs) 3.6%

Annaly Capital Management, Inc.	54,500	810,415

CBL & Associates Properties, Inc.	16,900	363,181

Simon Property Group, Inc.	28,998	4,644,900

Taubman Centers, Inc.	50,100	4,083,150

Total		9,901,646

Total Financials		73,771,731

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Large Value Quantitative Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.4%
Health Care Equipment & Supplies 1.1%

Boston Scientific Corp.(a)	327,100	2,443,437

St. Jude Medical, Inc.	12,200	496,540

Total		2,939,977

Health Care Providers & Services 1.9%

Cardinal Health, Inc.	100,600	4,407,286

WellPoint, Inc.	13,900	900,998

Total		5,308,284

Pharmaceuticals 8.4%

Bristol-Myers Squibb Co.	107,700	3,892,278

Eli Lilly & Co.	101,900	5,471,011

Johnson & Johnson	12,575	929,544

Merck & Co., Inc.	29,200	1,262,900

Pfizer, Inc.	429,187	11,708,221

Total		23,263,954

Total Health Care		31,512,215

Industrials 8.7%
Aerospace & Defense 2.2%

Northrop Grumman Corp.	69,200	4,500,768

Raytheon Co.	27,800	1,464,504

Total		5,965,272

Airlines 1.1%

Delta Air Lines, Inc.(a)	126,600	1,758,474

Southwest Airlines Co.	126,500	1,418,065

Total		3,176,539

Commercial Services & Supplies 0.2%

RR Donnelley & Sons Co.	57,700	530,840

Construction & Engineering 0.2%

AECOM Technology Corp.(a)	17,900	457,703

Electrical Equipment 0.6%

Emerson Electric Co.	27,800	1,591,550

Industrial Conglomerates 2.5%

Danaher Corp.	55,400	3,320,122

General Electric Co.	162,247	3,614,863

Total		6,934,985

Machinery 1.5%

Illinois Tool Works, Inc.	66,300	4,165,629

Professional Services 0.4%

Dun & Bradstreet Corp. (The)	2,200	179,388

Equifax, Inc.	14,300	839,410

Total		1,018,798

Total Industrials		23,841,316

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 6.6%
Communications Equipment 2.9%

Cisco Systems, Inc.	390,900	8,040,813

Computers & Peripherals 1.1%

Western Digital Corp.	63,400	2,979,800

Internet Software & Services 0.8%

VeriSign, Inc.(a)	51,800	2,248,638

Semiconductors & Semiconductor Equipment 1.0%

Broadcom Corp., Class A	9,600	311,520

Marvell Technology Group Ltd.	36,500	337,625

NVIDIA Corp.	182,200	2,233,772

Total		2,882,917

Software 0.8%

CA, Inc.	83,000	2,060,060

Total Information Technology		18,212,228

Materials 4.0%
Chemicals 3.7%

CF Industries Holdings, Inc.	22,300	5,110,491

LyondellBasell Industries NV, Class A	79,800	5,060,916

Total		10,171,407

Metals & Mining 0.3%

Freeport-McMoRan Copper & Gold, Inc.	25,800	909,450

Total Materials		11,080,857

Telecommunication Services 3.2%
Diversified Telecommunication Services 3.2%

AT&T, Inc.	250,765	8,724,114

Total Telecommunication Services		8,724,114

Utilities 6.0%
Electric Utilities 0.9%

American Electric Power Co., Inc.	24,400	1,105,076

Pinnacle West Capital Corp.	23,000	1,227,740

Total		2,332,816

Independent Power Producers & Energy Traders 1.5%

AES Corp.	383,800	4,160,392

Multi-Utilities 3.6%

Ameren Corp.	21,800	707,192

PG&E Corp.	106,800	4,553,952

Public Service Enterprise Group, Inc.	149,910	4,674,194

Total		9,935,338

Total Utilities		16,428,546

Total Common Stocks
(Cost: $215,615,871)		269,722,533

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.132%(c)(d)	4,977,038	4,977,038

Total Money Market Funds
(Cost: $4,977,038)		4,977,038

Total Investments
(Cost: $220,592,909)		274,699,571

Other Assets & Liabilities, Net		516,854

Net Assets		275,216,425

Futures Contracts Outstanding at January 31, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	15	5,599,875	March 2013	229,248	—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At January 31, 2013, investments in securities included securities valued at $375,000 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2013.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	4,690,281	14,242,222	(13,955,465)	4,977,038	3,654	4,977,038

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Large Value Quantitative Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	22,027,675	—	—	22,027,675

Consumer Staples	20,155,002	—	—	20,155,002

Energy	43,968,849	—	—	43,968,849

Financials	73,771,731	—	—	73,771,731

Health Care	31,512,215	—	—	31,512,215

Industrials	23,841,316	—	—	23,841,316

Information Technology	18,212,228	—	—	18,212,228

Materials	11,080,857	—	—	11,080,857

Telecommunication Services	8,724,114	—	—	8,724,114

Utilities	16,428,546	—	—	16,428,546

Total Equity Securities	269,722,533	—	—	269,722,533

Other

Money Market Funds	4,977,038	—	—	4,977,038

Total Other	4,977,038	—	—	4,977,038

Investments in Securities	274,699,571	—	—	274,699,571
Derivatives

Assets

Futures Contracts	229,248	—	—	229,248

Total	274,928,819	—	—	274,928,819

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $215,615,871)	$269,722,533

Affiliated issuers (identified cost $4,977,038)	4,977,038

Total investments (identified cost $220,592,909)	274,699,571

Receivable for:

Investments sold	14,271,592

Capital shares sold	332,781

Dividends	378,411

Expense reimbursement due from Investment Manager	1,432

Prepaid expenses	1,499

Trustees’ deferred compensation plan	43,050

Total assets	289,728,336

Liabilities

Payable for:

Investments purchased	14,035,309

Capital shares purchased	308,469

Variation margin on futures contracts	7,500

Investment management fees	5,217

Distribution and/or service fees	1,260

Transfer agent fees	43,884

Administration fees	454

Compensation of board members	16,507

Other expenses	50,261

Trustees’ deferred compensation plan	43,050

Total liabilities	14,511,911

Net assets applicable to outstanding capital stock	$275,216,425

Represented by

Paid-in capital	$276,465,016

Undistributed net investment income	184,082

Accumulated net realized loss	(55,768,583)

Unrealized appreciation (depreciation) on:

Investments	54,106,662

Futures contracts	229,248

Total — representing net assets applicable to outstanding capital stock	$275,216,425

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Large Value Quantitative Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A

Net assets	$14,577,157

Shares outstanding	1,936,725

Net asset value per share	$7.53

Maximum offering price per share(a)	$7.99

Class B

Net assets	$772,955

Shares outstanding	103,051

Net asset value per share	$7.50

Class C

Net assets	$2,564,602

Shares outstanding	346,211

Net asset value per share	$7.41

Class I

Net assets	$69,663,593

Shares outstanding	9,202,499

Net asset value per share	$7.57

Class K(b)

Net assets	$7,560

Shares outstanding	1,000

Net asset value per share	$7.56

Class R

Net assets	$7,544

Shares outstanding	1,000

Net asset value per share	$7.54

Class T

Net assets	$73,094,230

Shares outstanding	9,729,756

Net asset value per share	$7.51

Maximum offering price per share(a)	$7.97

Class W

Net assets	$67,819,223

Shares outstanding	8,962,180

Net asset value per share	$7.57

Class Z

Net assets	$46,709,561

Shares outstanding	6,169,022

Net asset value per share	$7.57

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,622,293
Dividends — affiliated issuers	3,654
Interest	71
Income from securities lending — net	58,105
Foreign taxes withheld	(45,050)

Total income	4,639,073

Expenses:
Investment management fees	903,245
Distribution and/or service fees
Class A	16,406
Class B	4,019
Class C	10,218
Class R	18
Class T	105,997
Class W	78,118
Transfer agent fees
Class A	20,020
Class B	1,227
Class C	3,124
Class K(a)	2
Class R	11
Class T	107,805
Class W	95,349
Class Z	70,935
Administration fees	78,543
Plan administration fees
Class K(a)	9
Compensation of board members	7,652
Custodian fees	3,861
Printing and postage fees	39,195
Registration fees	56,474
Professional fees	14,939
Other	6,227

Total expenses	1,623,394
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(297,165)

Total net expenses	1,326,229

Net investment income	3,312,844

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	8,288,546
Futures contracts	481,056

Net realized gain	8,769,602
Net change in unrealized appreciation (depreciation) on:
Investments	23,179,295
Futures contracts	26,525

Net change in unrealized appreciation (depreciation)	23,205,820

Net realized and unrealized gain	31,975,422

Net increase in net assets resulting from operations	$35,288,266

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Large Value Quantitative Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations

Net investment income	$3,312,844	$5,152,386

Net realized gain	8,769,602	23,197,347

Net change in unrealized appreciation (depreciation)	23,205,820	32,342,919

Net increase in net assets resulting from operations	35,288,266	60,692,652

Distributions to shareholders

Net investment income

Class A	(410,038)	(143,191)

Class B	(14,899)	(3,362)

Class C	(48,116)	(10,524)

Class I	(2,238,848)	(1,072,945)

Class K(a)	(234)	(181)

Class R	(212)	(60)

Class T	(2,108,578)	(801,400)

Class W	(1,917,320)	(438,606)

Class Z	(1,561,721)	(683,751)

Net realized gains

Class A	(332,353)	(1,167,944)

Class B	(18,717)	(110,374)

Class C	(50,340)	(174,480)

Class I	(1,623,067)	(6,840,230)

Class K(a)	(186)	(1,371)

Class R	(186)	(670)

Class T	(1,748,004)	(6,357,746)

Class W	(1,552,784)	(5,227,128)

Class Z	(1,174,463)	(4,830,913)

Total distributions to shareholders	(14,800,066)	(27,864,876)

Increase (decrease) in net assets from capital stock activity	2,501,635	(82,588,275)

Total increase (decrease) in net assets	22,989,835	(49,760,499)

Net assets at beginning of period	252,226,590	301,987,089

Net assets at end of period	$275,216,425	$252,226,590

Undistributed net investment income	$184,082	$5,171,204

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	332,797	2,453,749	301,926	2,068,710

Distributions reinvested	92,843	666,612	185,445	1,170,156

Redemptions	(224,596)	(1,641,503)	(600,618)	(4,115,386)

Net increase (decrease)	201,044	1,478,858	(113,247)	(876,520)

Class B shares

Subscriptions	3,114	23,127	5,645	38,123

Distributions reinvested	3,788	27,162	14,630	91,733

Redemptions(a)	(21,248)	(154,156)	(96,361)	(656,191)

Net decrease	(14,346)	(103,867)	(76,086)	(526,335)

Class C shares

Subscriptions	94,245	668,914	63,529	417,847

Distributions reinvested	10,776	76,292	24,818	154,369

Redemptions	(32,752)	(235,688)	(91,850)	(612,268)

Net increase (decrease)	72,269	509,518	(3,503)	(40,052)

Class I shares

Subscriptions	114,802	843,805	1,679,272	11,477,814

Distributions reinvested	534,871	3,861,771	1,248,095	7,912,924

Redemptions	(558,166)	(4,103,730)	(6,579,652)	(46,125,246)

Net increase (decrease)	91,507	601,846	(3,652,285)	(26,734,508)

Class K shares(b)

Distributions reinvested	—	—	125	794

Redemptions	—	—	(1,173)	(7,858)

Net decrease	—	—	(1,048)	(7,064)

Class T shares

Subscriptions	37,716	276,873	57,242	391,697

Distributions reinvested	452,811	3,246,654	938,419	5,912,039

Redemptions	(532,431)	(3,894,715)	(886,567)	(6,052,490)

Net increase (decrease)	(41,904)	(371,188)	109,094	251,246

Class W shares

Subscriptions	1,307,680	9,640,118	1,941,951	13,424,268

Distributions reinvested	480,566	3,469,688	893,534	5,665,008

Redemptions	(1,665,275)	(12,165,412)	(4,870,376)	(34,434,270)

Net increase (decrease)	122,971	944,394	(2,034,891)	(15,344,994)

Class Z shares

Subscriptions	698,311	5,211,507	515,020	3,438,263

Distributions reinvested	35,065	253,521	66,266	420,127

Redemptions	(818,533)	(6,022,954)	(6,052,467)	(43,168,438)

Net decrease	(85,157)	(557,926)	(5,471,181)	(39,310,048)

Total net increase (decrease)	346,384	2,501,635	(11,243,147)	(82,588,275)

(a)	Includes conversions of Class B shares to Class A shares, if any.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Large Value Quantitative Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended		Year Ended September 30,
Class A	(Unaudited)		July 31, 2012(a)		2011		2010	2009	2008(b)
Per share data
Net asset value, beginning of period	$6.96		$6.36		$8.19		$7.78	$9.14	$10.16

Income from investment operations:

Net investment income	0.09		0.12		0.09		0.08	0.12	0.04

Net realized and unrealized gain (loss)	0.90		1.23		0.11		0.70	(1.43)	(1.06)

Total from investment operations	0.99		1.35		0.20		0.78	(1.31)	(1.02)

Less distributions to shareholders:

Net investment income	(0.23)		(0.08)		(0.09)		(0.07)	(0.05)	—

Net realized gains	(0.19)		(0.67)		(1.94)		(0.30)	—	—

Total distributions to shareholders	(0.42)		(0.75)		(2.03)		(0.37)	(0.05)	—

Net asset value, end of period	$7.53		$6.96		$6.36		$8.19	$7.78	$9.14

Total return	14.45%		22.47%		0.01%		10.28%	(14.23%)	(10.04%)

Ratios to average net assets(c)

Total gross expenses	1.40	%(d)	1.38	%(d)	1.33%		1.19%	1.34%	4.14	%(d)

Total net expenses(e)	1.13	%(d)	1.11	%(d)(f)	1.14	%(f)	1.19%	1.26%	1.28	%(d)

Net investment income	2.40	%(d)	2.16	%(d)(f)	1.25	%(f)	1.04%	1.83%	2.91	%(d)

Supplemental data

Net assets, end of period (in thousands)	$14,577		$12,084		$11,757		$3,009	$1,434	$395

Portfolio turnover	46%		73%		90%		99%	63%	6%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended		Year Ended September 30,
Class B	(Unaudited)		July 31, 2012(a)		2011		2010	2009	2008(b)
Per share data
Net asset value, beginning of period	$6.89		$6.28		$8.12		$7.71	$9.13	$10.16

Income from investment operations:

Net investment income	0.06		0.08		0.04		0.03	0.07	0.02

Net realized and unrealized gain (loss)	0.88		1.22		0.12		0.68	(1.44)	(1.05)

Total from investment operations	0.94		1.30		0.16		0.71	(1.37)	(1.03)

Less distributions to shareholders:

Net investment income	(0.14)		(0.02)		(0.06)		—	(0.05)	—

Net realized gains	(0.19)		(0.67)		(1.94)		(0.30)	—	—

Total distributions to shareholders	(0.33)		(0.69)		(2.00)		(0.30)	(0.05)	—

Net asset value, end of period	$7.50		$6.89		$6.28		$8.12	$7.71	$9.13

Total return	13.93%		21.79%		(0.64%)		9.37%	(14.94%)	(10.14%)

Ratios to average net assets(c)

Total gross expenses	2.15	%(d)	2.14	%(d)	2.10%		1.96%	2.10%	5.06	%(d)

Total net expenses(e)	1.88	%(d)	1.86	%(d)(f)	1.88	%(f)	1.96%	2.02%	2.04	%(d)

Net investment income	1.67	%(d)	1.49	%(d)(f)	0.48	%(f)	0.39%	1.04%	1.48	%(d)

Supplemental data

Net assets, end of period (in thousands)	$773		$809		$1,215		$226	$58	$19

Portfolio turnover	46%		73%		90%		99%	63%	6%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended		Year Ended September 30,
Class C	(Unaudited)		July 31, 2012(a)		2011		2010	2009	2008(b)
Per share data
Net asset value, beginning of period	$6.84		$6.25		$8.09		$7.74	$9.12	$10.16

Income from investment operations:

Net investment income	0.06		0.08		0.04		0.03	0.07	0.02

Net realized and unrealized gain (loss)	0.87		1.22		0.11		0.67	(1.43)	(1.06)

Total from investment operations	0.93		1.30		0.15		0.70	(1.36)	(1.04)

Less distributions to shareholders:

Net investment income	(0.17)		(0.04)		(0.05)		(0.05)	(0.02)	—

Net realized gains	(0.19)		(0.67)		(1.94)		(0.30)	—	—

Total distributions to shareholders	(0.36)		(0.71)		(1.99)		(0.35)	(0.02)	—

Net asset value, end of period	$7.41		$6.84		$6.25		$8.09	$7.74	$9.12

Total return	13.90%		21.93%		(0.82%)		9.36%	(14.87%)	(10.24%)

Ratios to average net assets(c)

Total gross expenses	2.15	%(d)	2.13	%(d)	2.04%		1.97%	2.12%	5.15	%(d)

Total net expenses(e)	1.88	%(d)	1.86	%(d)(f)	1.85	%(f)	1.97%	2.01%	2.04	%(d)

Net investment income	1.60	%(d)	1.39	%(d)(f)	0.50	%(f)	0.35%	1.05%	1.37	%(d)

Supplemental data

Net assets, end of period (in thousands)	$2,565		$1,873		$1,735		$94	$27	$9

Portfolio turnover	46%		73%		90%		99%	63%	6%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended		Year Ended September 30,
Class I	(Unaudited)		July 31, 2012(a)		2011	2010	2009	2008(b)
Per share data
Net asset value, beginning of period	$7.01		$6.40		$8.23	$7.81	$9.14	$10.16

Income from investment operations:

Net investment income	0.10		0.15		0.13	0.11	0.15	0.04

Net realized and unrealized gain (loss)	0.90		1.23		0.10	0.70	(1.43)	(1.06)

Total from investment operations	1.00		1.38		0.23	0.81	(1.28)	(1.02)

Less distributions to shareholders:

Net investment income	(0.25)		(0.10)		(0.12)	(0.09)	(0.05)	—

Net realized gains	(0.19)		(0.67)		(1.94)	(0.30)	—	—

Total distributions to shareholders	(0.44)		(0.77)		(2.06)	(0.39)	(0.05)	—

Net asset value, end of period	$7.57		$7.01		$6.40	$8.23	$7.81	$9.14

Total return	14.61%		22.92%		0.37%	10.71%	(13.87%)	(10.04%)

Ratios to average net assets(c)

Total gross expenses	0.85	%(d)	0.87	%(d)	0.88%	0.77%	0.88%	3.83	%(d)

Total net expenses(e)	0.74	%(d)	0.74	%(d)	0.84%	0.77%	0.88%	0.91	%(d)

Net investment income	2.79	%(d)	2.65	%(d)	1.66%	1.37%	2.22%	2.55	%(d)

Supplemental data

Net assets, end of period (in thousands)	$69,664		$63,878		$81,686	$69,800	$60,019	$8,359

Portfolio turnover	46%		73%		90%	99%	63%	6%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended		Year Ended September 30,
Class K(a)	(Unaudited)		July 31, 2012(b)		2011	2010	2009	2008(c)
Per share data
Net asset value, beginning of period	$6.99		$6.38		$8.20	$7.79	$9.14	$10.16

Income from investment operations:

Net investment income	0.09		0.14		0.11	0.08	0.14	0.04

Net realized and unrealized gain (loss)	0.90		1.23		0.10	0.70	(1.44)	(1.06)

Total from investment operations	0.99		1.37		0.21	0.78	(1.30)	(1.02)

Less distributions to shareholders:

Net investment income	(0.23)		(0.09)		(0.09)	(0.07)	(0.05)	—

Net realized gains	(0.19)		(0.67)		(1.94)	(0.30)	—	—

Total distributions to shareholders	(0.42)		(0.76)		(2.03)	(0.37)	(0.05)	—

Net asset value, end of period	$7.56		$6.99		$6.38	$8.20	$7.79	$9.14

Total return	14.45%		22.68%		0.11%	10.37%	(14.12%)	(10.04%)

Ratios to average net assets(d)

Total gross expenses	1.15	%(e)	1.17	%(e)	1.17%	1.09%	1.25%	4.26	%(e)

Total net expenses(f)	1.00	%(e)	1.04	%(e)	1.09%	1.09%	1.08%	1.21	%(e)

Net investment income	2.55	%(e)	2.39	%(e)	1.41%	1.04%	2.08%	2.18	%(e)

Supplemental data

Net assets, end of period (in thousands)	$8		$7		$13	$15	$14	$9

Portfolio turnover	46%		73%		90%	99%	63%	6%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(c)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended		Year Ended September 30,
Class R	(Unaudited)		July 31, 2012(a)		2011		2010	2009	2008(b)
Per share data
Net asset value, beginning of period	$6.97		$6.36		$8.17		$7.77	$9.13	$10.16

Income from investment operations:

Net investment income	0.08		0.11		0.08		0.05	0.10	0.03

Net realized and unrealized gain (loss)	0.89		1.23		0.11		0.69	(1.43)	(1.06)

Total from investment operations	0.97		1.34		0.19		0.74	(1.33)	(1.03)

Less distributions to shareholders:

Net investment income	(0.21)		(0.06)		(0.06)		(0.04)	(0.03)	—

Net realized gains	(0.19)		(0.67)		(1.94)		(0.30)	—	—

Total distributions to shareholders	(0.40)		(0.73)		(2.00)		(0.34)	(0.03)	—

Net asset value, end of period	$7.54		$6.97		$6.36		$8.17	$7.77	$9.13

Total return	14.16%		22.23%		(0.15%)		9.75%	(14.46%)	(10.14%)

Ratios to average net assets(c)

Total gross expenses	1.65	%(d)	1.65	%(d)	1.62%		1.54%	1.82%	4.76	%(d)

Total net expenses(e)	1.38	%(d)	1.36	%(d)(f)	1.45	%(f)	1.54%	1.55%	1.71	%(d)

Net investment income	2.16	%(d)	1.91	%(d)(f)	1.04	%(f)	0.59%	1.59%	1.70	%(d)

Supplemental data

Net assets, end of period (in thousands)	$8		$7		$6		$8	$8	$9

Portfolio turnover	46%		73%		90%		99%	63%	6%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

Class T	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012(a)		Year Ended September 30, 2011(b)
Per share data
Net asset value, beginning of period	$6.95		$6.35		$7.95

Income from investment operations:

Net investment income	0.09		0.12		0.05

Net realized and unrealized gain (loss)	0.88		1.23		(1.07)

Total from investment operations	0.97		1.35		(1.02)

Less distributions to shareholders:

Net investment income	(0.22)		(0.08)		—

Net realized gains	(0.19)		(0.67)		(0.58)

Total distributions to shareholders	(0.41)		(0.75)		(0.58)

Net asset value, end of period	$7.51		$6.95		$6.35

Total return	14.24%		22.55%		(13.95%)

Ratios to average net assets(c)

Total gross expenses	1.45	%(d)	1.43	%(d)	1.30	%(d)

Total net expenses(e)	1.18	%(d)	1.16	%(d)(f)	1.10	%(d)(f)

Net investment income	2.35	%(d)	2.09	%(d)(f)	1.23	%(d)(f)

Supplemental data

Net assets, end of period (in thousands)	$73,094		$67,879		$61,361

Portfolio turnover	46%		73%		90%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	For the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended		Year Ended September 30,
Class W	(Unaudited)		July 31, 2012(a)		2011		2010	2009	2008(b)
Per share data
Net asset value, beginning of period	$7.00		$6.37		$8.19		$7.78	$9.14	$10.16

Income from investment operations:

Net investment income	0.09		0.12		0.10		0.07	0.12	0.03

Net realized and unrealized gain (loss)	0.90		1.24		0.10		0.71	(1.44)	(1.05)

Total from investment operations	0.99		1.36		0.20		0.78	(1.32)	(1.02)

Less distributions to shareholders:

Net investment income	(0.23)		(0.06)		(0.08)		(0.07)	(0.04)	—

Net realized gains	(0.19)		(0.67)		(1.94)		(0.30)	—	—

Total distributions to shareholders	(0.42)		(0.73)		(2.02)		(0.37)	(0.04)	—

Net asset value, end of period	$7.57		$7.00		$6.37		$8.19	$7.78	$9.14

Total return	14.37%		22.47%		(0.03%)		10.30%	(14.39%)	(10.04%)

Ratios to average net assets(c)

Total gross expenses	1.40	%(d)	1.38	%(d)	1.36%		1.20%	1.19%	4.42	%(d)

Total net expenses(e)	1.13	%(d)	1.11	%(d)(f)	1.23	%(f)	1.20%	1.19%	1.36	%(d)

Net investment income	2.40	%(d)	2.13	%(d)(f)	1.27	%(f)	0.88%	1.77%	2.09	%(d)

Supplemental data

Net assets, end of period (in thousands)	$67,819		$61,854		$69,221		$173,685	$237,105	$9

Portfolio turnover	46%		73%		90%		99%	63%	6%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year ended		Year Ended September 30,
Class Z	(Unaudited)		July 31, 2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$7.01		$6.40		$8.23		$8.23

Income from investment operations:

Net investment income	0.10		0.14		0.11		0.01

Net realized and unrealized gain (loss)	0.89		1.23		0.12		(0.01)

Total from investment operations	0.99		1.37		0.23		0.00

Less distributions to shareholders:

Net investment income	(0.24)		(0.09)		(0.12)		—

Net realized gains	(0.19)		(0.67)		(1.94)		—

Total distributions to shareholders	(0.43)		(0.76)		(2.06)		—

Net asset value, end of period	$7.57		$7.01		$6.40		$8.23

Total return	14.46%		22.74%		0.32%		0.00	%(c)

Ratios to average net assets(d)

Total gross expenses	1.15	%(e)	1.13	%(e)	1.05%		1.03	%(e)

Total net expenses(f)	0.88	%(e)	0.86	%(e)(g)	0.85	%(g)	1.03	%(e)

Net investment income	2.67	%(e)	2.39	%(e)(g)	1.44	%(g)	16.13	%(e)

Supplemental data

Net assets, end of period (in thousands)	$46,710		$43,836		$74,993		$3

Portfolio turnover	46%		73%		90%		99%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Large Value Quantitative Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class T, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many

Semiannual Report 2013	23

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into

24	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at January 31, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	229,248	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended January 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	481,056
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	26,525

The following table is a summary of the volume of derivative instruments for the six months ended January 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	82

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other

Semiannual Report 2013	25

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.69% to 0.52% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013 was 0.69% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration

26	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2013, other expenses paid to this company were $743.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class K shares.

For the six months ended January 31, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.30%
Class B	0.30
Class C	0.31
Class K	0.05
Class R	0.30
Class T	0.30
Class W	0.30
Class Z	0.30

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Semiannual Report 2013	27

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $25,000 and $6,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended January 31, 2013 was 0.30% of the Fund’s average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $8,023 for Class A, $155 for Class B and $4,618 for Class T shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective December 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.18%
Class B	1.93
Class C	1.93
Class I	0.73
Class K	1.03
Class R	1.43
Class T	1.23
Class W	1.18
Class Z	0.93

Prior to December 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.11%
Class B	1.86
Class C	1.86
Class I	0.74
Class K	1.04
Class R	1.36
Class T	1.16
Class W	1.11
Class Z	0.86

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $220,593,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$54,648,000
Unrealized depreciation	(541,000)
Net unrealized appreciation	$54,107,000

28	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

The following capital loss carryforward, determined as of July 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	4,420,873
2017	55,470,259
Total	59,891,132

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $116,510,629 and $126,162,796, respectively, for the six months ended January 31, 2013.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At January 31, 2013, two unaffiliated shareholder accounts owned an aggregate of 45.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 25.2% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 10. Significant Risks

Financial Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Semiannual Report 2013	29

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2013

Columbia Large Value Quantitative Fund

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Semiannual Report 2013	31

Columbia Large Value Quantitative Fund

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32	Semiannual Report 2013

Columbia Large Value Quantitative Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	33

Columbia Large Value Quantitative Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR179_07_C01_(03/13)

Semiannual Report January 31, 2013

Columbia Limited Duration Credit Fund

Columbia Limited Duration Credit Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Limited Duration Credit Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Limited Duration Credit Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Limited Duration Credit Fund (the Fund) Class A shares gained 2.08% excluding sales charges for the six months ended January 31, 2013.

>	The Fund outperformed its benchmark, the Barclays U.S. 1-5 Year Corporate Index, which advanced 1.88% during the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	06/19/03
Excluding sales charges		2.08	4.63	4.33	3.75
Including sales charges		-0.95	1.48	3.70	3.42
Class B	06/19/03
Excluding sales charges		1.80	3.84	3.54	2.97
Including sales charges		-3.19	-1.16	3.19	2.97
Class C	06/19/03
Excluding sales charges		1.69	3.74	3.54	2.96
Including sales charges		0.70	2.74	3.54	2.96
Class I*	03/04/04	2.28	4.92	4.68	4.08
Class K (formerly Class R4)	06/19/03	2.11	4.62	4.46	3.92
Class R5*	11/08/12	2.15	4.70	4.34	3.75
Class W*	12/01/06	2.08	4.52	4.28	3.72
Class Z*	09/27/10	2.21	4.78	4.43	3.80
Barclays U.S. 1-5 Year Corporate Index		1.88	4.47	5.11	4.44	**

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

**	From June 30, 2003

The Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013)
Corporate Bonds & Notes	90.5
Consumer Discretionary	4.2
Consumer Staples	11.6
Energy	6.6
Financials	10.4
Health Care	5.1
Industrials	11.6
Materials	1.1
Telecommunication	9.5
Utilities	30.4
Money Market Funds	1.2
U.S. Treasury Obligations	8.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Quality Breakdown (%) (at January 31, 2013)
AAA rating	8.4
AA rating	1.7
A rating	7.4
BBB rating	78.2
Non-investment grade	4.3
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Tom Murphy, CFA

Timothy Doubek, CFA

Royce Wilson, CFA

Semiannual Report 2013	3

Columbia Limited Duration Credit Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,020.80		1,020.92	4.33		4.33	0.85
Class B	1,000.00	1,000.00	1,018.00		1,017.14	8.14		8.13	1.60
Class C	1,000.00	1,000.00	1,016.90		1,017.14	8.13		8.13	1.60
Class I	1,000.00	1,000.00	1,022.80		1,022.89	2.35		2.35	0.46
Class K (formerly Class R4)	1,000.00	1,000.00	1,021.10		1,021.42	3.82		3.82	0.75
Class R5	1,000.00	1,000.00	1,001.50	*	1,022.79	1.09	*	2.45	0.48	*
Class W	1,000.00	1,000.00	1,020.80		1,020.92	4.33		4.33	0.85
Class Z	1,000.00	1,000.00	1,022.10		1,022.18	3.06		3.06	0.60

*	For the period November 8, 2012 through January 31, 2013. Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 88.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.5%
L-3 Communications Corp.
11/15/16	3.950%	13,592,000	14,704,070
10/15/19	5.200%	2,300,000	2,620,885
07/15/20	4.750%	4,475,000	4,920,271

Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	7,345,000	8,233,040

Northrop Grumman Corp. Senior Unsecured
11/15/15	1.850%	1,310,000	1,343,585
08/01/19	5.050%	6,290,000	7,285,235

Total			39,107,086

Banking 0.3%
Morgan Stanley Senior Unsecured
03/22/17	4.750%	3,130,000	3,418,558

Chemicals 1.0%
Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%	6,355,000	6,955,255

LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	4,056,000	4,471,740

Nova Chemicals Corp. Senior Unsecured
11/01/16	8.375%	190,000	207,100

Total			11,634,095

Construction Machinery 0.5%
CNH Capital LLC(a)
11/01/15	3.875%	1,484,000	1,524,810

Case New Holland, Inc.
09/01/13	7.750%	4,225,000	4,351,750

Total			5,876,560

Consumer Products 1.5%
Clorox Co. (The) Senior Unsecured
11/01/15	3.550%	5,750,000	6,090,055
10/15/17	5.950%	9,165,000	10,886,810

Total			16,976,865

Electric 14.8%
American Electric Power Co., Inc. Senior Unsecured
12/15/17	1.650%	8,995,000	8,989,891

Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	6,110,000	6,442,050

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	5,920,000	6,926,542

CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	2,040,000	2,172,600
12/15/15	6.875%	7,290,000	8,229,761

Cleveland Electric Illuminating Co. (The) Senior Unsecured
12/15/13	5.650%	4,335,000	4,513,788

Consumers Energy Co. 1st Mortgage
09/15/18	5.650%	1,000,000	1,209,809

DTE Energy Co. Senior Unsecured
06/01/16	6.350%	6,620,000	7,702,469

Dominion Resources, Inc. Senior Unsecured
11/30/17	6.000%	5,212,000	6,249,506
06/15/18	6.400%	8,295,000	10,230,754
08/15/19	5.200%	130,000	154,184

Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	8,885,000	10,814,538
09/15/19	5.050%	5,339,000	6,212,514

Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	3,490,000	4,192,506

Florida Power Corp. 1st Mortgage
06/15/18	5.650%	432,000	519,025

Indiana Michigan Power Co. Senior Unsecured
11/15/14	5.050%	435,000	464,682
12/01/15	5.650%	95,000	105,129

Metropolitan Edison Co. Senior Unsecured
03/15/13	4.950%	5,746,000	5,775,297
04/01/14	4.875%	4,522,000	4,727,788

NextEra Energy Capital Holdings
06/01/15	1.200%	4,310,000	4,344,601

Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	5,120,000	5,633,562

Ohio Power Co. Senior Unsecured
06/01/16	6.000%	8,650,000	9,914,552

Oncor Electric Delivery Co. LLC Senior Secured
09/30/17	5.000%	10,780,000	12,203,574

Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	3,195,000	3,596,449

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Limited Duration Credit Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Pacific Power Co.
05/15/16	6.000%	8,424,000	9,697,902

TransAlta Corp. Senior Unsecured
01/15/15	4.750%	20,394,000	21,600,254

Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	2,595,000	3,003,489

Total			165,627,216

Entertainment 0.3%
Historic TW, Inc.
06/15/18	6.875%	1,345,000	1,672,690

Time Warner, Inc.
03/15/20	4.875%	1,870,000	2,145,186

Total			3,817,876

Environmental 1.9%
Waste Management, Inc.
03/15/18	6.100%	17,060,000	20,394,224
06/30/20	4.750%	1,150,000	1,301,841

Total			21,696,065

Food and Beverage 9.1%
ConAgra Foods, Inc. Senior Unsecured
06/15/17	5.819%	6,564,000	7,614,089
03/15/18	2.100%	15,240,000	15,363,901

Constellation Brands, Inc.
12/15/14	8.375%	1,218,000	1,355,025
05/15/17	7.250%	1,420,000	1,638,325

Diageo Capital PLC
07/15/20	4.828%	1,330,000	1,542,541

General Mills, Inc.(b)
10/15/14	6.190%	22,940,000	25,355,123

Heineken NV Senior Notes(a)
10/01/17	1.400%	14,689,000	14,569,387

Kraft Foods Group, Inc. Senior Unsecured
08/23/18	6.125%	11,415,000	13,935,786

Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	3,450,000	4,199,685

SABMiller Holdings, Inc.(a)
01/15/17	2.450%	9,785,000	10,119,892

SABMiller PLC Senior Unsecured(a)
07/15/18	6.500%	4,615,000	5,663,915

Total			101,357,669

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gas Pipelines 15.0%
CenterPoint Energy Resources Corp. Senior Unsecured
01/15/14	5.950%	3,300,000	3,449,556
11/01/17	6.125%	9,510,000	11,340,399

Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	15,020,000	17,418,394

Enterprise Products Operating LLC
01/31/19	6.500%	2,175,000	2,688,335
01/31/20	5.250%	3,677,000	4,286,867
09/01/20	5.200%	2,895,000	3,384,353

Gulfstream Natural Gas System LLC(a) Senior Unsecured
11/01/15	5.560%	2,140,000	2,386,924
06/01/16	6.950%	8,216,000	9,645,822

Kinder Morgan Energy Partners LP Senior Unsecured
02/15/18	5.950%	3,299,000	3,915,517
02/15/20	6.850%	3,460,000	4,297,147
09/15/20	5.300%	5,606,000	6,450,634

Midcontinent Express Pipeline LLC Senior Unsecured(a)
09/15/14	5.450%	13,805,000	14,426,819

NiSource Finance Corp.
09/15/17	5.250%	10,695,000	12,213,167
09/15/20	5.450%	3,563,000	4,159,550

Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%	7,241,000	8,540,412
04/15/17	5.950%	9,555,000	11,036,471

Panhandle Eastern Pipeline Co. LP Senior Unsecured
08/15/13	6.050%	5,000,000	5,129,250
11/01/17	6.200%	13,302,000	15,774,429

Plains All American Pipeline LP/Finance Corp. Senior Unsecured
09/15/15	3.950%	6,535,000	7,023,034
01/15/20	5.750%	3,415,000	4,045,539

Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	663,000	707,752

Rockies Express Pipeline LLC Senior Unsecured(a)
04/15/15	3.900%	9,270,000	9,270,000

Southern Natural Gas Co. LLC Senior Unsecured(a)
04/01/17	5.900%	3,530,000	4,112,750

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	2,340,000	2,699,918

Total			168,403,039

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.7%
AmerisourceBergen Corp.
09/15/15	5.875%	1,265,000	1,426,581

Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	3,920,000	4,387,774

Express Scripts Holding Co.
05/15/16	3.125%	1,320,000	1,392,509

Hospira, Inc. Senior Unsecured
05/15/15	6.400%	9,780,000	10,868,452
03/30/17	6.050%	9,135,000	10,538,108

Medco Health Solutions, Inc. Senior Unsecured
09/15/15	2.750%	1,640,000	1,709,186

Total			30,322,610

Healthcare Insurance 1.6%
UnitedHealth Group, Inc. Senior Unsecured
10/15/15	0.850%	4,295,000	4,307,232

WellPoint, Inc. Senior Unsecured
01/15/16	5.250%	2,760,000	3,077,819
06/15/17	5.875%	8,840,000	10,400,278

Total			17,785,329

Independent Energy 4.0%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	5,602,000	6,425,141

Berry Petroleum Co. Senior Unsecured
06/01/14	10.250%	1,325,000	1,464,125

Continental Resources, Inc.
10/01/19	8.250%	3,716,000	4,175,855

Denbury Resources, Inc.
03/01/16	9.750%	1,250,000	1,318,125

Encore Acquisition Co.
05/01/16	9.500%	3,870,000	4,135,482

Marathon Oil Corp. Senior Unsecured
11/01/15	0.900%	11,120,000	11,125,972

Pioneer Natural Resources Co.
07/15/16	5.875%	3,050,000	3,467,203

Woodside Finance Ltd.(a)
11/10/14	4.500%	11,735,000	12,420,217

Total			44,532,120

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.3%
Petro-Canada Senior Unsecured
05/15/18	6.050%	2,466,000	2,985,532

Life Insurance 4.8%
Hartford Financial Services Group, Inc. Senior Unsecured
10/15/17	4.000%	14,190,000	15,381,009

MetLife Global Funding I Secured(a)
01/10/18	1.500%	10,515,000	10,434,644

MetLife, Inc. Senior Unsecured
12/15/17	1.756%	4,305,000	4,317,820

Principal Financial Group, Inc.
11/15/17	1.850%	1,960,000	1,971,441

Prudential Covered Trust Secured(a)
09/30/15	2.997%	11,751,500	12,156,210

Prudential Financial, Inc.
06/21/20	5.375%	5,910,000	6,889,996
Senior Unsecured
12/01/17	6.000%	2,625,000	3,117,007

Total			54,268,127

Media Cable 2.9%
Comcast Corp.
02/15/18	5.875%	2,930,000	3,488,728

DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	13,760,000	14,040,580
01/15/18	1.750%	7,950,000	7,811,837

DISH DBS Corp.
02/01/16	7.125%	1,544,000	1,721,560

Time Warner Cable, Inc.
07/01/18	6.750%	1,275,000	1,579,230
02/01/20	5.000%	3,071,000	3,508,680

Total			32,150,615

Media Non-Cable 5.3%
BSKYB Finance UK PLC(a)
10/15/15	5.625%	9,635,000	10,772,797

British Sky Broadcasting Group PLC(a)
02/15/18	6.100%	8,839,000	10,512,002

NBCUniversal Media LLC Senior Unsecured
04/30/20	5.150%	15,633,000	18,207,223

News America, Inc.
12/15/14	5.300%	1,270,000	1,376,834

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Limited Duration Credit Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	4,815,000	5,069,126

TCM Sub LLC(a)
01/15/15	3.550%	13,280,000	13,910,418

Total			59,848,400

Non-Captive Diversified 1.4%
General Electric Capital Corp. Senior Unsecured
05/04/20	5.550%	13,590,000	16,010,705

Oil Field Services 1.0%
Noble Holding International Ltd.
03/01/16	3.050%	2,055,000	2,151,285
03/15/17	2.500%	3,935,000	4,021,318

Weatherford International Ltd.
02/15/16	5.500%	4,430,000	4,864,929

Total			11,037,532

Pharmaceuticals 0.7%
AbbVie, Inc.(a)
11/06/18	2.000%	8,155,000	8,176,105

Property & Casualty 3.7%
Berkshire Hathaway, Inc. Senior Unsecured(c)
02/09/18	1.550%	8,150,000	8,154,955

CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	6,535,000	7,071,047
08/15/16	6.500%	10,179,000	11,739,614

Liberty Mutual Group, Inc. Senior Unsecured(a)
08/15/16	6.700%	12,285,000	14,149,703

Total			41,115,319

Railroads 4.2%
Burlington Northern Santa Fe LLC Senior Unsecured
10/01/19	4.700%	2,110,000	2,434,590
09/01/20	3.600%	2,580,000	2,753,518

CSX Corp. Senior Unsecured
05/01/17	5.600%	1,520,000	1,762,624
03/15/18	6.250%	14,725,000	17,820,931
10/30/20	3.700%	3,975,000	4,278,066

Canadian Pacific Railway Co. Senior Unsecured
05/15/18	6.500%	2,707,000	3,289,630

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	5,295,000	6,302,406
06/15/19	5.900%	620,000	754,556

Union Pacific Corp. Senior Unsecured
02/15/20	6.125%	5,710,000	7,080,069

Total			46,476,390

Refining 1.2%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	4,335,000	4,628,861

Valero Energy Corp.
02/01/15	4.500%	8,370,000	8,936,883

Total			13,565,744

Restaurants 0.9%
Yum! Brands, Inc. Senior Unsecured
03/15/18	6.250%	8,635,000	10,357,320

Supermarkets 0.8%
Safeway, Inc. Senior Unsecured
12/01/16	3.400%	9,029,000	9,425,951

Technology 0.8%
Hewlett-Packard Co. Senior Unsecured
09/15/17	2.600%	8,682,000	8,503,246

Transportation Services 1.3%
ERAC U.S.A. Finance LLC(a)
10/15/17	6.375%	11,795,000	14,148,169

Wireless 0.1%
CC Holdings GS V LLC Senior Secured(a)
12/15/17	2.381%	1,060,000	1,061,879

Wirelines 3.2%
AT&T, Inc. Senior Unsecured
12/01/17	1.400%	23,920,000	23,740,576
02/15/19	5.800%	2,085,000	2,514,126

CenturyLink, Inc. Senior Unsecured
03/15/22	5.800%	2,698,000	2,823,090

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc. Senior Unsecured
11/02/15	0.700%	6,415,000	6,410,440

Total			35,488,232

Total Corporate Bonds & Notes
(Cost: $972,835,355)			995,174,354

U.S. Treasury Obligations 8.2%
U.S. Treasury
10/31/13	2.750%	86,565,000	88,235,445
09/30/17	0.625%	3,130,000	3,103,836

Total U.S. Treasury Obligations
(Cost: $91,307,006)			91,339,281

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.132%(d)(e)	13,346,559	13,346,559

Total Money Market Funds (Cost: $13,346,559)		13,346,559

Total Investments
(Cost: $1,077,488,920)		1,099,860,194

Other Assets & Liabilities, Net		20,303,039

Net Assets		1,120,163,233

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2013

At January 31, 2013, $1,969,225 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	(221)	(48,713,236)	March 2013	—	(7,240)

U.S. Treasury Note, 5-year	(2,090)	(258,604,854)	March 2013	1,564,365	—

U.S. Treasury Note, 10-year	(700)	(91,896,875)	March 2013	1,355,200	—

Total				2,919,565	(7,240)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $179,462,463 or 16.02% of net assets.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2013, the value of these securities amounted to $25,355,123, which represents 2.26% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	The rate shown is the seven-day current annualized yield at January 31, 2013.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	141,956,080	232,598,331	(361,207,852)	13,346,559	43,145	13,346,559

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Limited Duration Credit Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Food and Beverage	—	76,002,546	25,355,123	101,357,669

All Other Industries	—	893,816,685	—	893,816,685

U.S. Treasury Obligations	91,339,281	—	—	91,339,281

Total Bonds	91,339,281	969,819,231	25,355,123	1,086,513,635

Other

Money Market Funds	13,346,559	—	—	13,346,559

Total Other	13,346,559	—	—	13,346,559

Investments in Securities	104,685,840	969,819,231	25,355,123	1,099,860,194

Derivatives

Assets

Futures Contracts	2,919,565	—	—	2,919,565

Liabilities

Futures Contracts	(7,240)	—	—	(7,240)

Total	107,598,165	969,819,231	25,355,123	1,102,772,519

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of July 31, 2012	—

Accrued discounts/premiums	(334,625)

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)(a)	312,689

Sales	—

Purchases	25,377,059

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of January 31, 2013	25,355,123

(a)	Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2013 was $312,689.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Limited Duration Credit Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,064,142,361)	$1,086,513,635

Affiliated issuers (identified cost $13,346,559)	13,346,559

Total investments (identified cost $1,077,488,920)	1,099,860,194

Cash	10,761

Margin deposits on futures contracts	1,969,225

Receivable for:

Investments sold	21,433,447

Capital shares sold	2,679,843

Dividends	3,640

Interest	12,556,901

Reclaims	1,321

Expense reimbursement due from Investment Manager	135

Prepaid expenses	4,512

Total assets	1,138,519,979

Liabilities

Payable for:

Investments purchased	4,660,367

Investments purchased on a delayed delivery basis	8,138,672

Capital shares purchased	3,755,293

Dividend distributions to shareholders	1,458,874

Variation margin on futures contracts	157,642

Investment management fees	11,039

Distribution and/or service fees	7,659

Transfer agent fees	97,090

Administration fees	2,048

Plan administration fees	1

Compensation of board members	28,194

Other expenses	39,867

Total liabilities	18,356,746

Net assets applicable to outstanding capital stock	$1,120,163,233

Represented by

Paid-in capital	$1,092,602,291

Undistributed net investment income	503,204

Accumulated net realized gain	1,774,139

Unrealized appreciation (depreciation) on:

Investments	22,371,274

Futures contracts	2,912,325

Total — representing net assets applicable to outstanding capital stock	$1,120,163,233

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A

Net assets	$667,165,884

Shares outstanding	65,986,698

Net asset value per share	$10.11

Maximum offering price per share(a)	$10.42

Class B

Net assets	$6,746,060

Shares outstanding	667,484

Net asset value per share	$10.11

Class C

Net assets	$98,578,600

Shares outstanding	9,755,811

Net asset value per share	$10.10

Class I

Net assets	$216,067,093

Shares outstanding	21,365,084

Net asset value per share	$10.11

Class K(b)

Net assets	$144,866

Shares outstanding	14,296

Net asset value per share	$10.13

Class R5

Net assets	$2,458

Shares outstanding	243

Net asset value per share(c)	$10.11

Class W

Net assets	$28,599,759

Shares outstanding	2,825,203

Net asset value per share	$10.12

Class Z

Net assets	$102,858,513

Shares outstanding	10,169,594

Net asset value per share	$10.11

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Limited Duration Credit Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$43,145

Interest	13,947,581

Income from securities lending — net	21,423

Total income	14,012,149

Expenses:

Investment management fees	1,970,560

Distribution and/or service fees

Class A	812,763

Class B	33,202

Class C	482,246

Class W	33,544

Transfer agent fees

Class A	483,270

Class B	4,936

Class C	71,688

Class K(a)	81

Class W	19,958

Class Z	75,551

Administration fees	366,524

Plan administration fees

Class K(a)	406

Compensation of board members	16,387

Custodian fees	12,042

Printing and postage fees	72,739

Registration fees	68,493

Professional fees	21,745

Other	11,951

Total expenses	4,558,086

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(45,323)

Total net expenses	4,512,763

Net investment income	9,499,386

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	12,794,983

Futures contracts	(3,342,674)

Net realized gain	9,452,309

Net change in unrealized appreciation (depreciation) on:

Investments	(2,351,683)

Futures contracts	6,012,720

Net change in unrealized appreciation (depreciation)	3,661,037

Net realized and unrealized gain	13,113,346

Net increase in net assets resulting from operations	$22,612,732

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013(a) (Unaudited)	Year Ended July 31, 2012
Operations

Net investment income	$9,499,386	$23,697,570

Net realized gain	9,452,309	3,900,121

Net change in unrealized appreciation (depreciation)	3,661,037	931,051

Net increase in net assets resulting from operations	22,612,732	28,528,742

Distributions to shareholders

Net investment income

Class A	(5,882,026)	(13,641,424)

Class B	(35,166)	(136,740)

Class C	(508,638)	(1,307,317)

Class I	(2,350,667)	(5,371,847)

Class K(b)	(3,048)	(12,879)

Class R5	(12)	—

Class W	(241,152)	(344,886)

Class Z	(1,045,228)	(1,702,258)

Net realized gains

Class A	(10,068,095)	—

Class B	(102,922)	—

Class C	(1,504,092)	—

Class I	(3,263,606)	—

Class K(b)	(3,788)	—

Class R5	(38)	—

Class W	(425,519)	—

Class Z	(1,581,636)	—

Total distributions to shareholders	(27,015,633)	(22,517,351)

Increase (decrease) in net assets from capital stock activity	82,208,187	179,590,960

Total increase in net assets	77,805,286	185,602,351

Net assets at beginning of period	1,042,357,947	856,755,596

Net assets at end of period	$1,120,163,233	$1,042,357,947

Undistributed net investment income	$503,204	$1,069,755

(a)	Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Limited Duration Credit Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013(a) (Unaudited)		Year Ended July 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	15,748,161	160,613,613	32,462,406	324,552,836

Distributions reinvested	1,541,766	15,646,631	1,150,892	11,513,451

Redemptions	(12,870,854)	(131,182,451)	(23,210,569)	(231,859,754)

Net increase	4,419,073	45,077,793	10,402,729	104,206,533

Class B shares

Subscriptions	96,462	983,996	258,767	2,588,065

Distributions reinvested	13,538	137,212	13,132	131,087

Redemptions(b)	(71,998)	(733,806)	(509,455)	(5,108,257)

Net increase (decrease)	38,002	387,402	(237,556)	(2,389,105)

Class C shares

Subscriptions	1,876,400	19,120,694	3,878,415	38,768,161

Distributions reinvested	182,894	1,853,473	108,356	1,082,784

Redemptions	(1,185,940)	(12,076,069)	(2,236,919)	(22,348,707)

Net increase	873,354	8,898,098	1,749,852	17,502,238

Class I shares

Subscriptions	814,709	8,295,434	5,236,593	52,279,816

Distributions reinvested	552,956	5,614,146	536,450	5,363,898

Redemptions	(431,180)	(4,413,746)	(6,752,196)	(66,993,169)

Net increase (decrease)	936,485	9,495,834	(979,153)	(9,349,455)

Class K shares(c)

Subscriptions	4,219	43,129	3,741	37,500

Distributions reinvested	665	6,771	1,263	12,647

Redemptions	(35,299)	(361,265)	(17,116)	(170,812)

Net decrease	(30,415)	(311,365)	(12,112)	(120,665)

Class R5 shares

Subscriptions	242	2,500	—	—

Distributions reinvested	1	4	—	—

Net increase	243	2,504	—	—

Class W shares

Subscriptions	1,474,070	15,001,096	748,387	7,463,300

Distributions reinvested	65,608	666,540	34,447	344,773

Redemptions	(249,117)	(2,542,088)	(469,226)	(4,704,636)

Net increase	1,290,561	13,125,548	313,608	3,103,437

Class Z shares

Subscriptions	4,599,983	46,961,007	9,640,433	96,258,030

Distributions reinvested	197,316	2,003,051	106,392	1,067,387

Redemptions	(4,258,634)	(43,431,685)	(3,064,035)	(30,687,440)

Net increase	538,665	5,532,373	6,682,790	66,637,977

Total net increase	8,065,968	82,208,187	17,920,158	179,590,960

(a)	Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	Includes conversions of Class B shares to Class A shares, if any.

(c)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended July 31,
Class A	(Unaudited)		2012		2011	2010	2009		2008
Per share data

Net asset value, beginning of period	$10.15		$10.10		$9.94	$9.46	$9.34		$9.58

Income from investment operations:

Net investment income	0.09		0.25		0.31	0.38	0.37		0.43

Net realized and unrealized gain (loss)	0.12		0.03		0.17	0.50	0.10		(0.27)

Total from investment operations	0.21		0.28		0.48	0.88	0.47		0.16

Less distributions to shareholders:

Net investment income	(0.09)		(0.23)		(0.32)	(0.40)	(0.35)		(0.40)

Net realized gains	(0.16)		—		—	—	—		—

Total distributions to shareholders	(0.25)		(0.23)		(0.32)	(0.40)	(0.35)		(0.40)

Net asset value, end of period	$10.11		$10.15		$10.10	$9.94	$9.46		$9.34

Total return	2.08%		2.87%		4.87%	9.40%	5.39%		1.56%

Ratios to average net assets(a)

Total gross expenses	0.86	%(b)	0.88%		0.94%	0.96%	1.06%		1.08%

Total net expenses(c)	0.85	%(b)	0.84	%(d)	0.86%	0.85%	0.89%		0.89%

Net investment income	1.70	%(b)	2.45%		3.11%	3.90%	4.16%		4.45%

Supplemental data

Net assets, end of period (in thousands)	$667,166		$624,738		$516,916	$392,689	$114,937		$62,677

Portfolio turnover	42%		106%		113%	101%	335	%(e)	218	%(e)

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class B	(Unaudited)		2012		2011	2010	2009		2008
Per share data

Net asset value, beginning of period	$10.14		$10.10		$9.94	$9.46	$9.34		$9.58

Income from investment operations:

Net investment income	0.05		0.17		0.24	0.31	0.30		0.36

Net realized and unrealized gain (loss)	0.13		0.03		0.17	0.49	0.11		(0.28)

Total from investment operations	0.18		0.20		0.41	0.80	0.41		0.08

Less distributions to shareholders:

Net investment income	(0.05)		(0.16)		(0.25)	(0.32)	(0.29)		(0.32)

Net realized gains	(0.16)		—		—	—	—		—

Total distributions to shareholders	(0.21)		(0.16)		(0.25)	(0.32)	(0.29)		(0.32)

Net asset value, end of period	$10.11		$10.14		$10.10	$9.94	$9.46		$9.34

Total return	1.80%		1.99%		4.08%	8.59%	4.59%		0.80%

Ratios to average net assets(a)

Total gross expenses	1.61	%(b)	1.63%		1.69%	1.73%	1.82%		1.84%

Total net expenses(c)	1.60	%(b)	1.60	%(d)	1.61%	1.61%	1.65%		1.65%

Net investment income	0.95	%(b)	1.70%		2.36%	3.18%	3.37%		3.69%

Supplemental data

Net assets, end of period (in thousands)	$6,746		$6,385		$8,756	$11,562	$7,257		$7,351

Portfolio turnover	42%		106%		113%	101%	335	%(e)	218	%(e)

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class C	(Unaudited)		2012		2011	2010	2009		2008
Per share data

Net asset value, beginning of period	$10.14		$10.10		$9.94	$9.45	$9.34		$9.57

Income from investment operations:

Net investment income	0.05		0.17		0.23	0.30	0.31		0.36

Net realized and unrealized gain (loss)	0.12		0.03		0.18	0.51	0.09		(0.27)

Total from investment operations	0.17		0.20		0.41	0.81	0.40		0.09

Less distributions to shareholders:

Net investment income	(0.05)		(0.16)		(0.25)	(0.32)	(0.29)		(0.32)

Net realized gains	(0.16)		—		—	—	—		—

Total distributions to shareholders	(0.21)		(0.16)		(0.25)	(0.32)	(0.29)		(0.32)

Net asset value, end of period	$10.10		$10.14		$10.10	$9.94	$9.45		$9.34

Total return	1.69%		2.00%		4.09%	8.70%	4.48%		0.91%

Ratios to average net assets(a)

Total gross expenses	1.61	%(b)	1.63%		1.69%	1.71%	1.82%		1.83%

Total net expenses(c)	1.60	%(b)	1.59	%(d)	1.61%	1.60%	1.64%		1.64%

Net investment income	0.95	%(b)	1.70%		2.34%	3.12%	3.44%		3.71%

Supplemental data

Net assets, end of period (in thousands)	$98,579		$90,079		$72,019	$49,324	$9,494		$1,600

Portfolio turnover	42%		106%		113%	101%	335	%(e)	218	%(e)

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class I	(Unaudited)		2012	2011	2010	2009		2008
Per share data

Net asset value, beginning of period	$10.15		$10.11	$9.94	$9.46	$9.35		$9.58

Income from investment operations:

Net investment income	0.11		0.28	0.34	0.42	0.41		0.46

Net realized and unrealized gain (loss)	0.12		0.03	0.19	0.49	0.09		(0.26)

Total from investment operations	0.23		0.31	0.53	0.91	0.50		0.20

Less distributions to shareholders:

Net investment income	(0.11)		(0.27)	(0.36)	(0.43)	(0.39)		(0.43)

Net realized gains	(0.16)		—	—	—	—		—

Total distributions to shareholders	(0.27)		(0.27)	(0.36)	(0.43)	(0.39)		(0.43)

Net asset value, end of period	$10.11		$10.15	$10.11	$9.94	$9.46		$9.35

Total return	2.28%		3.17%	5.34%	9.79%	5.66%		2.04%

Ratios to average net assets(a)

Total gross expenses	0.46	%(b)	0.46%	0.58%	0.61%	0.66%		0.67%

Total net expenses(c)	0.46	%(b)	0.46%	0.52%	0.49%	0.53%		0.52%

Net investment income	2.09	%(b)	2.83%	3.41%	4.34%	4.50%		4.83%

Supplemental data

Net assets, end of period (in thousands)	$216,067		$207,343	$216,337	$126,852	$123,651		$105,610

Portfolio turnover	42%		106%	113%	101%	335	%(d)	218	%(d)

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class K(a)	(Unaudited)		2012	2011	2010	2009		2008
Per share data

Net asset value, beginning of period	$10.17		$10.13	$9.97	$9.49	$9.37		$9.58

Income from investment operations:

Net investment income	0.10		0.26	0.32	0.38	0.44		0.47

Net realized and unrealized gain (loss)	0.11		0.02	0.17	0.50	0.06		(0.26)

Total from investment operations	0.21		0.28	0.49	0.88	0.50		0.21

Less distributions to shareholders:

Net investment income	(0.09)		(0.24)	(0.33)	(0.40)	(0.38)		(0.42)

Net realized gains	(0.16)		—	—	—	—		—

Total distributions to shareholders	(0.25)		(0.24)	(0.33)	(0.40)	(0.38)		(0.42)

Net asset value, end of period	$10.13		$10.17	$10.13	$9.97	$9.49		$9.37

Total return	2.11%		2.87%	4.92%	9.45%	5.64%		2.14%

Ratios to average net assets(b)

Total gross expenses	0.75	%(c)	0.76%	0.89%	0.91%	0.97%		0.98%

Total net expenses(d)	0.75	%(c)	0.76%	0.82%	0.79%	0.74%		0.51%

Net investment income	1.82	%(c)	2.54%	3.16%	3.93%	4.81%		4.84%

Supplemental data

Net assets, end of period (in thousands)	$145		$455	$575	$541	$99		$9

Portfolio turnover	42%		106%	113%	101%	335	%(e)	218	%(e)

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

Class R5	Six Months Ended January 31, 2013(a) (Unaudited)
Per share data

Net asset value, beginning of period	$10.30

Income from investment operations:

Net investment income	0.04

Net realized and unrealized loss	(0.02	)(b)

Total from investment operations	0.02

Less distributions to shareholders:

Net investment income	(0.05)

Net realized gains	(0.16)

Total distributions to shareholders	(0.21)

Net asset value, end of period	$10.11

Total return	0.15%

Ratios to average net assets(c)

Total gross expenses	0.48	%(d)

Total net expenses(e)	0.48	%(d)

Net investment income	1.86	%(d)

Supplemental data

Net assets, end of period (in thousands)	$2

Portfolio turnover	42%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class W	(Unaudited)		2012		2011	2010	2009		2008
Per share data

Net asset value, beginning of period	$10.16		$10.12		$9.95	$9.47	$9.36		$9.58

Income from investment operations:

Net investment income	0.09		0.25		0.26	0.38	0.36		0.47

Net realized and unrealized gain (loss)	0.12		0.03		0.23	0.49	0.10		(0.30)

Total from investment operations	0.21		0.28		0.49	0.87	0.46		0.17

Less distributions to shareholders:

Net investment income	(0.09)		(0.24)		(0.32)	(0.39)	(0.35)		(0.39)

Net realized gains	(0.16)		—		—	—	—		—

Total distributions to shareholders	(0.25)		(0.24)		(0.32)	(0.39)	(0.35)		(0.39)

Net asset value, end of period	$10.12		$10.16		$10.12	$9.95	$9.47		$9.36

Total return	2.08%		2.78%		4.97%	9.30%	5.19%		1.68%

Ratios to average net assets(a)

Total gross expenses	0.86	%(b)	0.88%		0.89%	1.08%	1.09%		1.14%

Total net expenses(c)	0.85	%(b)	0.84	%(d)	0.86%	0.93%	0.97%		0.97%

Net investment income	1.69	%(b)	2.45%		2.64%	3.92%	4.03%		4.50%

Supplemental data

Net assets, end of period (in thousands)	$28,600		$15,593		$12,353	$5	$5		$5

Portfolio turnover	42%		106%		113%	101%	335	%(e)	218	%(e)

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data

Net asset value, beginning of period	$10.15		$10.11		$10.05

Income from investment operations:

Net investment income	0.10		0.27		0.25

Net realized and unrealized gain	0.12		0.03		0.09

Total from investment operations	0.22		0.30		0.34

Less distributions to shareholders:

Net investment income	(0.10)		(0.26)		(0.28)

Net realized gains	(0.16)		—		—

Total distributions to shareholders	(0.26)		(0.26)		(0.28)

Net asset value, end of period	$10.11		$10.15		$10.11

Total return	2.21%		3.05%		3.49%

Ratios to average net assets(b)

Total gross expenses	0.61	%(c)	0.63%		0.67	%(c)

Total net expenses(d)	0.60	%(c)	0.59	%(e)	0.61	%(c)

Net investment income	1.95	%(c)	2.69%		3.01	%(c)

Supplemental data

Net assets, end of period (in thousands)	$102,859		$97,765		$29,799

Portfolio turnover	42%		106%		113%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Limited Duration Credit Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and

Semiannual Report 2013	25

Columbia Limited Duration Credit Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, and to manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

26	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

The following table is a summary of the fair value of derivative instruments at January 31, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	2,919,565	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	7,240	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended January 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate contracts	(3,342,674)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate contracts	6,012,720

The following table is a summary of the volume of derivative instruments for the six months ended January 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	6,396

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net

Semiannual Report 2013	27

Columbia Limited Duration Credit Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.36% to 0.24% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013 was 0.36% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2013, other expenses paid to this company were $1,609.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred

28	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.15%
Class B	0.15
Class C	0.15
Class K	0.05
Class R5	0.02
Class W	0.15
Class Z	0.15

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $701,000 and $754,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $299,458 for Class A, $346 for Class B and $5,958 for Class C shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective October 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to

Semiannual Report 2013	29

Columbia Limited Duration Credit Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.49
Class K	0.79
Class R5	0.54
Class W	0.85
Class Z	0.60

Prior to October 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.52
Class K	0.82
Class W	0.85
Class Z	0.60

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $1,077,489,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$24,198,000
Unrealized depreciation	(1,827,000)
Net unrealized appreciation	$22,371,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $634,287,932 and $426,575,949, respectively, for the six months ended January 31, 2013, of which $106,492,694 and $30,400,783, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

30	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At January 31, 2013, one unaffiliated shareholder account owned 41.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 20.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	31

Columbia Limited Duration Credit Fund

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32	Semiannual Report 2013

Columbia Limited Duration Credit Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	33

Columbia Limited Duration Credit Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR183_07_C01_(03/13)

Semiannual Report January 31, 2013

Columbia Minnesota Tax-Exempt Fund

Columbia Minnesota Tax-Exempt Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Minnesota Tax-Exempt Fund (the Fund) Class A shares returned 2.13% excluding sales charges for the six-month period that ended January 31, 2013.

>	The Fund outperformed its benchmarks, the Barclays Municipal Bond Index, which returned 1.82%, and the Barclays Minnesota Municipal Bond Index, which returned 1.18%, during the same six-month period.

>	The Fund also outperformed the average return of its peer group, represented by the Lipper Minnesota Municipal Debt Funds Index, which returned 1.70% for the same six months.

Average Annual Total Returns (%) (for period ended January 31, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	08/18/86
Excluding sales charges		2.13	5.37	5.77	4.81
Including sales charges		-2.71	0.32	4.76	4.30
Class B	03/20/95
Excluding sales charges		1.75	4.57	5.02	4.04
Including sales charges		-3.25	-0.43	4.68	4.04
Class C	06/26/00
Excluding sales charges		1.75	4.58	4.98	4.02
Including sales charges		0.75	3.58	4.98	4.02
Class Z*	09/27/10	2.44	5.64	5.90	4.87
Barclays Municipal Bond Index		1.82	4.80	5.73	5.17
Barclays Minnesota Municipal Bond Index		1.18	3.67	5.52	5.05
Lipper Minnesota Municipal Debt Funds Index		1.70	4.68	5.39	4.71

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

The Barclays Minnesota Municipal Bond Index is a market capitalization-weighted index of Minnesota Investment-grade bonds with maturities of one year or more.

The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc. The Lipper index’s returns include net reinvested dividends.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at January 31, 2013)
AAA rating	5.3
AA rating	32.3
A rating	38.1
BBB rating	15.0
Not rated	9.3
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Catherine Stienstra

Semiannual Report 2013	3

Columbia Minnesota Tax-Exempt Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,021.30	1,021.07	4.18	4.18	0.82
Class B	1,000.00	1,000.00	1,017.50	1,017.34	7.93	7.93	1.56
Class C	1,000.00	1,000.00	1,017.50	1,017.29	7.98	7.98	1.57
Class Z	1,000.00	1,000.00	1,024.40	1,022.33	2.91	2.91	0.57

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.1%
Minneapolis-St Paul Metropolitan Airports Commission Refunding Revenue Bonds Subordinated Series 2005C (NPFGC/FGIC)
01/01/31	5.000%	6,185,000	6,552,513

Minneapolis-St. Paul Metropolitan Airports Commission Refunding Revenue Bonds Series 2011
01/01/25	5.000%	2,000,000	2,352,360
Subordinated Series 2012B
01/01/30	5.000%	1,000,000	1,163,930
01/01/31	5.000%	750,000	872,310
Revenue Bonds Senior Series 2010A
01/01/35	5.000%	6,795,000	7,678,758
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,594,492

Minneapolis-St. Paul Metropolitan Airports Commission(a) Refunding Revenue Bonds Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	3,094,113

Total			24,308,476

Assisted Living 0.3%
City of Red Wing Refunding Revenue Bonds Deer Crest Project Series 2012-A
11/01/32	5.000%	325,000	332,023
11/01/42	5.000%	1,250,000	1,251,813

Total			1,583,836

Health Services 3.4%
City of Center City Revenue Bonds Hazelden Foundation Project Series 2011
11/01/41	5.000%	1,600,000	1,737,088

City of Minneapolis Revenue Bonds National Marrow Donor Program Series 2010
08/01/25	4.875%	3,000,000	3,119,130

St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006
05/15/23	5.250%	1,000,000	1,067,690
05/15/26	5.250%	1,000,000	1,058,480
05/15/36	5.250%	9,000,000	9,433,260

Total			16,415,648

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 14.9%
Minnesota Higher Education Facilities Authority Revenue Bonds Bethel University 6th Series 2007R
05/01/23	5.500%	275,000	292,061
05/01/37	5.500%	6,000,000	6,286,020

Carleton College 6th Series 2008T
01/01/28	5.000%	3,000,000	3,440,610
Series 2010D
03/01/40	5.000%	2,515,000	2,846,502

College of Saint Benedict Series 2011-7M
03/01/36	5.125%	275,000	292,168

College of St. Benedict Series 2011-7M
03/01/31	5.000%	300,000	320,244

College of St. Scholastica Series 2010H
12/01/30	5.125%	870,000	955,773
12/01/35	5.250%	1,000,000	1,104,210
12/01/40	5.125%	500,000	543,590
Series 2011-7J
12/01/40	6.300%	1,800,000	2,068,470
Series 2012
12/01/27	4.250%	350,000	370,829
12/01/32	4.000%	350,000	361,494

Gustavus Adolphus College
Series 2010-7B
10/01/35	4.750%	1,305,000	1,418,979

Hamline University
7th Series 2010E
10/01/29	5.000%	500,000	550,735
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,184,630
10/01/40	6.000%	4,000,000	4,638,000

Macalester College
Series 2012-7-S
05/01/43	4.000%	1,000,000	1,053,850

St. Benedict College
Series 2008V
03/01/18	5.000%	500,000	566,510
03/01/23	4.750%	800,000	862,048

St. Catherine University
Series 2012-7Q
10/01/25	5.000%	325,000	373,880
10/01/26	5.000%	280,000	321,182
10/01/27	5.000%	200,000	228,024
10/01/32	5.000%	700,000	791,588

St. John’s University
6th Series 2005G
10/01/22	5.000%	6,500,000	7,185,490
6th Series 2008U
10/01/28	4.750%	1,000,000	1,113,840
10/01/33	4.750%	825,000	893,195

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Olaf College
Series 2007O
10/01/22	5.000%	3,040,000	3,449,366

University of St. Thomas
6th Series 2008W
10/01/30	6.000%	3,625,000	4,011,715
6th Series 2009X
04/01/39	5.250%	6,000,000	6,694,920

Minnesota State Colleges & Universities Refunding Revenue Bonds Series 2012A
10/01/22	5.000%	1,410,000	1,767,407

St. Cloud Economic Development Authority Refunding Revenue Bonds St. Cloud State University Foundation Project Series 2012
05/01/22	4.000%	1,010,000	1,166,863

University of Minnesota Revenue Bonds Series 2009A
04/01/34	5.125%	1,000,000	1,180,930
Series 2011A
12/01/31	5.250%	5,000,000	6,043,650
12/01/36	5.000%	5,985,000	7,049,911

Total			71,428,684

Hospital 22.5%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	500,000	522,115

City of Maple Grove Revenue Bonds Maple Grove Hospital Corp.
Series 2007
05/01/19	5.000%	1,965,000	2,137,566
05/01/20	5.000%	1,000,000	1,082,280
05/01/21	5.000%	1,500,000	1,606,425
05/01/37	5.250%	6,610,000	6,924,305

North Memorial Health Care
Series 2005
09/01/35	5.000%	2,500,000	2,552,700

City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	6,370,006

City of Northfield Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,568,400

City of Rochester
Revenue Bonds
Olmsted Medical Center
Series 2010
07/01/30	5.875%	1,950,000	2,156,232

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Rochester(b)
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/38	4.500%	4,000,000	4,853,920

City of Shakopee Revenue Bonds St. Francis Regional Medical Center Series 2004
09/01/25	5.100%	8,300,000	8,477,205

City of St. Cloud Revenue Bonds Centracare Health System Series 2010A
05/01/30	5.125%	5,000,000	5,563,400

City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	6,400,000	7,236,672

Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/26	5.625%	3,000,000	3,372,570

City of Stillwater Revenue Bonds Health System Obligation Group Series 2005
06/01/25	5.000%	1,750,000	1,807,925

City of Winona
Refunding Revenue Bonds
Winona Health Obligation
Series 2012
07/01/34	5.000%	750,000	791,055

Winona Health Obligation Group
Series 2007
07/01/31	5.150%	2,000,000	2,118,280

County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03/01/20	5.375%	1,940,000	2,086,024
03/01/21	5.375%	1,045,000	1,119,540

County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11/01/27	5.750%	1,000,000	1,081,020
11/01/37	5.750%	2,250,000	2,393,123

Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/25	5.250%	1,000,000	1,166,790
08/15/30	5.000%	2,500,000	2,616,325
08/15/35	5.250%	2,275,000	2,603,191

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,949,785

St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11/15/22	5.000%	1,025,000	1,153,648
Series 2009A-1
11/15/29	5.250%	7,000,000	7,863,170

Gillette Children’s Specialty
Series 2009
02/01/27	5.000%	7,445,000	8,036,282
02/01/29	5.000%	3,000,000	3,215,130

Healtheast Project
Series 2005
11/15/25	6.000%	2,000,000	2,173,420
11/15/30	6.000%	1,490,000	1,612,404
11/15/35	6.000%	3,500,000	3,775,800

Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,902,406

Total			107,889,114

Joint Power Authority 0.8%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings — S.E. Twin Cities Transportation
Series 2012
01/01/19	5.000%	1,925,000	2,263,319

Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/42	5.000%	1,500,000	1,682,010

Total			3,945,329

Local Appropriation 1.0%
Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,524,520

Minnetrista Economic Development Authority Revenue Bonds Series 2009A
02/01/31	4.750%	400,000	432,156

Total			4,956,676

Local General Obligation 4.7%
City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,184,950

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	500,000	581,505

County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT(a)
11/01/30	5.000%	2,010,000	2,278,215

County of Ramsey
Unlimited General Obligation Bonds
Capital Improvement Plan
Series 2007A
02/01/23	5.000%	1,125,000	1,311,885
02/01/24	5.000%	1,170,000	1,364,360

Lake Superior Independent School District No. 381 Unlimited General Obligation Bonds Building Series 2002A (AGM) (School District Credit Enhancement Program)
04/01/13	5.000%	1,730,000	1,743,715

Metropolitan Council
Unlimited General Obligation Bonds
Wastewater
Series 2012B
09/01/23	5.000%	3,125,000	3,964,750
09/01/26	5.000%	3,300,000	4,118,004

Unlimited General Obligation Refunding Bonds
Waste Water
Series 2005B
05/01/25	5.000%	2,000,000	2,170,840

Wastewater
Series 2012E
09/01/24	5.000%	2,000,000	2,520,260

Shakopee Independent School District No. 720 Refunding Unlimited General Obligation Bonds School Building Crossover Series 2013(c)
02/01/26	4.000%	1,000,000	1,136,640

Total			22,375,124

Multi-Family 2.3%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A (FHLMC)
04/01/27	5.000%	2,500,000	2,748,450

Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,677,885

City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/26	5.750%	1,000,000	1,064,400
12/01/30	6.000%	3,000,000	3,233,790

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Oak Park Heights Revenue Bonds Housing Oakgreen Commons Project Series 2010
08/01/45	7.000%	2,000,000	2,182,360

Total			10,906,885

Municipal Power 11.2%
City of Chaska Electric
Refunding Revenue Bonds
Generating Facilities
Series 2005A
10/01/20	5.250%	1,165,000	1,299,756
10/01/30	5.000%	3,800,000	4,108,218

Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/22	5.000%	250,000	305,155
12/01/25	5.000%	400,000	482,120

Minnesota Municipal Power Agency
Revenue Bonds
Series 2004A
10/01/29	5.125%	5,500,000	5,852,550
Series 2005
10/01/30	5.000%	3,500,000	3,783,885
Series 2007
10/01/32	4.750%	3,000,000	3,227,580
Series 2010A
10/01/35	5.250%	7,000,000	7,932,820

Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	4,017,580
Series 2008A
01/01/21	5.000%	3,500,000	4,051,495

Southern Minnesota Municipal Power Agency
Revenue Bonds
Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,648,000

Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,470,750
01/01/26	0.000%	10,000,000	6,585,700

Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012-A
01/01/29	5.000%	1,200,000	1,447,968
01/01/30	5.000%	1,000,000	1,202,770

Total			53,416,347

Nursing Home 2.0%
City of Anoka
Revenue Bonds
Homestead Anoka, Inc. Project
Series 2011A
11/01/40	7.000%	1,000,000	1,084,860
11/01/46	7.000%	1,000,000	1,080,760

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Revenue Bonds
Homestead Anoka Project
Series 2011B
11/01/34	6.875%	2,765,000	3,015,564

City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09/01/30	6.125%	840,000	891,694
09/01/36	6.250%	925,000	988,723
09/01/42	6.375%	2,435,000	2,600,191

Total			9,661,792

Other Bond Issue 0.4%
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,657,335

Other Utility 0.3%
St. Paul Port Authority(a)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/28	5.450%	250,000	260,537
08/01/36	5.700%	1,250,000	1,308,500

Total			1,569,037

Pool/Bond Bank 1.2%
City of Minneapolis
Limited Tax Supported Common Revenue Bonds
Open Access Tech International, Inc.
Series 2010
12/01/30	6.250%	1,000,000	1,229,260

City of Minneapolis(a)
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,116,713
06/01/28	5.000%	1,500,000	1,576,725

Minnesota Public Facilities Authority Revenue Bonds Series 2005A
03/01/19	5.000%	1,480,000	1,614,266

Total			5,536,964

Prep School 2.8%
City of Victoria Refunding Revenue Bonds Holy Family Catholic High Series 2012
09/01/29	4.600%	1,000,000	1,019,390
09/01/29	5.000%	2,100,000	2,222,850

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Woodbury Revenue Bonds MSA Building Co. Series 2012-A
12/01/32	5.000%	220,000	228,987
12/01/43	5.000%	880,000	894,300

County of Anoka Revenue Bonds Spectrum Building Co. Series 2012-A
06/01/27	5.000%	290,000	306,988
06/01/32	5.000%	300,000	311,961
06/01/43	5.000%	1,000,000	1,016,340

St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds St. Paul Academy & Summit School Series 2007
10/01/24	5.000%	5,000,000	5,489,850

Revenue Bonds Nova Classical Academy Series 2011A
09/01/42	6.625%	1,500,000	1,686,390

Total			13,177,056

Refunded/Escrowed 1.0%
Lake Superior Independent School District No. 381 Unlimited General Obligation Bonds Building Series 2002A (AGM) (School District Credit Enhancement Program)
04/01/13	5.000%	65,000	65,522

Puerto Rico Electric Power Authority Prerefunded 07/01/13 Revenue Bonds Series 2003NN (NPFGC)(e)
07/01/32	5.000%	2,820,000	2,875,751

Western Minnesota Municipal Power Agency Revenue Bonds Series 1977A Escrowed to Maturity
01/01/16	6.375%	1,790,000	1,981,512

Total			4,922,785

Retirement Communities 3.0%
Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A
11/01/37	5.900%	3,385,000	3,560,174

City of Moorhead Refunding Revenue Bonds Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	1,007,640

City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/27	6.000%	1,250,000	1,344,100
10/01/33	6.000%	3,000,000	3,193,140
10/01/47	6.250%	1,265,000	1,345,934

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Rochester Refunding Revenue Bonds Madonna Towers, Inc. Project Series 2007A
11/01/28	5.875%	2,050,000	2,152,541

Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,570,650

Total			14,174,179

Single Family 2.4%
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	856,021	906,723

Revenue Bonds Mortgage-Backed Securities Program-City Living Series 2011A (GNMA/FNMA/FHLMC)
12/01/27	4.450%	935,000	1,037,943

Minneapolis/St. Paul Housing Finance Board(a) Revenue Bonds Single Family Housing Series 2005A-4 AMT
12/01/37	4.700%	40,531	42,190

Minnesota Housing Finance Agency Revenue Bonds Residential Housing Finance Series 2008A
07/01/23	4.650%	500,000	542,920
Series 2009
01/01/40	5.100%	845,000	909,592

Minnesota Housing Finance Agency(a) Revenue Bonds Residential Housing Finance Series 2006B AMT
07/01/26	4.750%	1,130,000	1,163,222
07/01/31	4.850%	1,515,000	1,551,572
Series 2006I AMT
07/01/26	5.050%	2,980,000	3,110,703
Series 2006M AMT
01/01/37	5.750%	880,000	918,438

Minnesota Housing Finance Agency(a)(b) Revenue Bonds Residential Housing Finance Series 2007D AMT
01/01/38	5.500%	1,305,000	1,355,869

Total			11,539,172

Special Non Property Tax 5.7%
City of Lakeville Revenue Bonds Series 2007
02/01/22	5.000%	175,000	178,101
02/01/27	5.000%	225,000	225,605

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Hennepin Sales Tax Revenue Bonds 2nd Lien Ballpark Project Series 2008B
12/15/27	4.750%	4,205,000	4,756,948
12/15/29	5.000%	1,825,000	2,082,927

Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C(e)
08/01/41	5.250%	4,750,000	5,008,638

State of Minnesota Revenue Bonds Public Safety Radio Series 2011
06/01/25	5.000%	1,950,000	2,284,289

Territory of Guam(e) Revenue Bonds Section 30 Series 2009A
12/01/34	5.750%	3,500,000	3,931,795
Series 2011A
01/01/42	5.125%	1,200,000	1,335,576

Virgin Islands Public Finance Authority(e) Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012-A
10/01/32	5.000%	4,000,000	4,391,880

Revenue Bonds Matching Fund Loan Notes Series 2012-A
10/01/32	5.000%	2,905,000	3,189,603

Total			27,385,362

Special Property Tax 0.5%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,475,000	2,566,278

State Appropriated 10.3%
St. Paul Port Authority Revenue Bonds Office Building at Cedar Street Series 2003-12
12/01/23	5.000%	5,000,000	5,188,550
12/01/27	5.125%	10,815,000	11,209,315

State of Minnesota Refunding Revenue Bonds Appropriation Series 2012-B
03/01/24	5.000%	2,210,000	2,721,416
03/01/25	5.000%	7,600,000	9,303,996
03/01/28	5.000%	6,000,000	7,266,300
03/01/29	5.000%	4,250,000	5,112,325
03/01/30	3.000%	2,895,000	2,845,438

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Minnesota Revenue Bonds State Supported Biomed Science Research Series 2011B
08/01/36	5.000%	5,000,000	5,847,550

Total			49,494,890

State General Obligation 1.0%
State of Minnesota Unlimited General Obligation Bonds State Trunk Highway Series 2011B
10/01/30	5.000%	2,000,000	2,425,560

Unlimited General Obligation Refunding Bonds Various Purpose Series 2010D
08/01/19	5.000%	2,000,000	2,484,320

Total			4,909,880

Student Loan 0.7%
Minnesota Office of Higher Education Revenue Bonds Supplemental Student Loan Program Series 2010
11/01/29	5.000%	3,000,000	3,381,060

Water & Sewer 0.8%
City of Rochester Unlimited General Obligation Bonds Waste Water Series 2004A
02/01/25	5.000%	3,305,000	3,563,649

Total Municipal Bonds
(Cost: $432,263,312)			470,765,558

Floating Rate Notes 1.1%
Issue Description	Effective Yield	Amount Payable at Maturity	Value ($)
Variable Rate Demand Notes 1.1%
City of Center City Revenue Bonds Hazelden Foundation Project VRDN Series 2005 (U.S. Bank)(f)(g)
11/01/35	0.130%	5,120,000	5,120,000

St. Paul Port Authority Revenue Bonds Minnesota Public Radio Project VRDN Series 2005-7 (JP Morgan Chase Bank)(f)(g)
05/01/25	0.130%	400,000	400,000

Total			5,520,000

Total Floating Rate Notes
(Cost: $5,520,000)			5,520,000

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Money Market Funds 0.5%
	Shares	Value ($)
JPMorgan Tax Free Money Market Fund, 0.010%(h)	2,189,502	2,189,502

Total Money Market Funds
(Cost: $2,189,502)		2,189,502

Total Investments
(Cost: $439,972,814)		478,475,060

Other Assets & Liabilities, Net		557,207

Net Assets		479,032,267

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.

(b)	Variable rate security.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Zero coupon bond.

(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2013, the value of these securities amounted to $20,733,243 or 4.33% of net assets.

(f)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on January 31, 2013.

(g)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2013.

(h)	The rate shown is the seven-day current annualized yield at January 31, 2013.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The

Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Municipal Bonds	—	470,765,558	—	470,765,558

Total Bonds	—	470,765,558	—	470,765,558

Short-Term Securities

Floating Rate Notes	—	5,520,000	—	5,520,000

Total Short-Term Securities	—	5,520,000	—	5,520,000

Other

Money Market Funds	2,189,502	—	—	2,189,502

Total Other	2,189,502	—	—	2,189,502

Total	2,189,502	476,285,558	—	478,475,060

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets

Investments, at value

(identified cost $439,972,814)	$478,475,060

Receivable for:

Investments sold	67,072

Capital shares sold	1,611,521

Interest	5,896,027

Prepaid expenses	2,751

Total assets	486,052,431

Liabilities

Payable for:

Investments purchased	3,918,521

Investments purchased on a delayed delivery basis	1,143,012

Capital shares purchased	459,696

Dividend distributions to shareholders	1,359,977

Investment management fees	5,238

Distribution and/or service fees	4,132

Transfer agent fees	21,192

Administration fees	885

Compensation of board members	20,980

Other expenses	86,531

Total liabilities	7,020,164

Net assets applicable to outstanding capital stock	$479,032,267

Represented by

Paid-in capital	$440,294,628

Undistributed net investment income	279,521

Accumulated net realized loss	(44,128)

Unrealized appreciation (depreciation) on:

Investments	38,502,246

Total — representing net assets applicable to outstanding capital stock	$479,032,267

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Minnesota Tax-Exempt Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A

Net assets	$434,253,774

Shares outstanding	77,008,583

Net asset value per share	$5.64

Maximum offering price per share(a)	$5.92

Class B

Net assets	$1,669,695

Shares outstanding	295,673

Net asset value per share	$5.65

Class C

Net assets	$40,866,848

Shares outstanding	7,246,534

Net asset value per share	$5.64

Class Z

Net assets	$2,241,950

Shares outstanding	397,819

Net asset value per share	$5.64

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income

Income:

Dividends	$105

Interest	10,310,858

Total income	10,310,963

Expenses:

Investment management fees	936,335

Distribution and/or service fees

Class A	533,904

Class B	9,083

Class C	188,207

Transfer agent fees

Class A	161,080

Class B	684

Class C	14,206

Class Z	601

Administration fees	158,441

Compensation of board members	10,288

Custodian fees	2,921

Printing and postage fees	34,529

Registration fees	32,976

Professional fees	17,187

Other	11,069

Total expenses	2,111,511

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(52,762)

Total net expenses	2,058,749

Net investment income	8,252,214

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	1,280,289

Net realized gain	1,280,289

Net change in unrealized appreciation (depreciation) on:

Investments	185,945

Net change in unrealized appreciation (depreciation)	185,945

Net realized and unrealized gain	1,466,234

Net increase in net assets resulting from operations	$9,718,448

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Minnesota Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012(a)	Year Ended August 31, 2011(b)
Operations

Net investment income	$8,252,214	$14,781,534	$14,483,640

Net realized gain	1,280,289	821,147	2,830,950

Net change in unrealized appreciation (depreciation)	185,945	23,091,874	(7,533,608)

Net increase in net assets resulting from operations	9,718,448	38,694,555	9,780,982

Distributions to shareholders

Net investment income

Class A	(7,627,845)	(13,798,304)	(13,551,373)

Class B	(25,619)	(76,805)	(155,995)

Class C	(530,148)	(839,398)	(739,654)

Class Z	(30,346)	(42,916)	(7,779)

Net realized gains

Class A	(612,142)	(2,768,472)	(64,546)

Class B	(2,609)	(19,828)	(1,085)

Class C	(54,733)	(199,662)	(4,359)

Class Z	(2,257)	(7,801)	—

Total distributions to shareholders	(8,885,699)	(17,753,186)	(14,524,791)

Increase (decrease) in net assets from capital stock activity	23,577,565	32,316,326	50,780,276

Total increase in net assets	24,410,314	53,257,695	46,036,467

Net assets at beginning of period	454,621,953	401,364,258	355,327,791

Net assets at end of period	$479,032,267	$454,621,953	$401,364,258

Undistributed net investment income	$279,521	$241,265	$217,154

(a)	For the period from September 1, 2011 to July 31, 2012. During the period the Fund’s fiscal year end changed from August 31 to July 31.

(b)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to August 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012(a)		Year Ended August 31, 2011(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(c)	5,882,363	33,227,237	8,190,291	44,995,091	6,632,744	34,804,916

Fund merger	—	—	—	—	11,536,094	58,610,896

Distributions reinvested	1,291,851	7,300,459	2,568,080	14,060,945	2,149,506	11,245,220

Redemptions	(4,200,536)	(23,731,673)	(6,289,861)	(34,506,208)	(10,952,832)	(56,853,447)

Net increase	2,973,678	16,796,023	4,468,510	24,549,828	9,365,512	47,807,585

Class B shares

Subscriptions	8,750	49,295	13,900	76,583	11,038	59,105

Distributions reinvested	4,873	27,579	15,820	86,601	26,855	140,337

Redemptions(c)	(38,420)	(218,206)	(209,940)	(1,175,952)	(590,524)	(3,102,147)

Net decrease	(24,797)	(141,332)	(180,220)	(1,012,768)	(552,631)	(2,902,705)

Class C shares

Subscriptions	1,394,313	7,875,491	1,821,673	10,028,353	1,337,470	6,999,197

Fund merger	—	—	—	—	314,741	1,598,401

Distributions reinvested	98,478	556,623	169,527	928,258	125,181	654,335

Redemptions	(420,939)	(2,373,658)	(493,768)	(2,719,487)	(797,068)	(4,138,526)

Net increase	1,071,852	6,058,456	1,497,432	8,237,124	980,324	5,113,407

Class Z shares

Subscriptions	172,308	971,737	116,804	638,961	146,163	766,239

Distributions reinvested	4,458	25,177	7,162	39,275	820	4,347

Redemptions	(23,499)	(132,496)	(24,761)	(136,094)	(1,636)	(8,597)

Net increase	153,267	864,418	99,205	542,142	145,347	761,989

Total net increase	4,174,000	23,577,565	5,884,927	32,316,326	9,938,552	50,780,276

(a)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.

(b)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(c)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Minnesota Tax-Exempt Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended		Year Ended August 31,
Class A	(Unaudited)		July 31, 2012(a)		2011		2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$5.63		$5.36		$5.47		$5.16	$5.11		$5.14		$5.27

Income from investment operations:

Net investment income	0.10		0.19		0.21		0.22	0.21		0.21		0.19

Net realized and unrealized gain (loss)	0.02		0.31		(0.10)		0.30	0.05		(0.03)		(0.13)

Total from investment operations	0.12		0.50		0.11		0.52	0.26		0.18		0.06

Less distributions to shareholders:

Net investment income	(0.10)		(0.19)		(0.22)		(0.21)	(0.21)		(0.21)		(0.19)

Net realized gains	(0.01)		(0.04)		(0.00	)(b)	—	—		—		—

Total distributions to shareholders	(0.11)		(0.23)		(0.22)		(0.21)	(0.21)		(0.21)		(0.19)

Net asset value, end of period	$5.64		$5.63		$5.36		$5.47	$5.16		$5.11		$5.14

Total return	2.13%		9.59%		2.09%		10.38%	5.50%		3.50%		1.26%

Ratios to average net assets(c)(d)

Total gross expenses	0.84	%(e)	0.84	%(e)	0.82%		0.82%	0.88	%(f)	0.99	%(f)	1.05	%(f)

Total net expenses(g)	0.82	%(e)	0.79	%(e)(h)	0.79%		0.79%	0.84	%(f)	0.95	%(f)(i)	0.99	%(f)

Net investment income	3.58	%(e)	3.85	%(e)	4.08%		4.08%	4.31%		4.05%		3.70%

Supplemental data

Net assets, end of period (in thousands)	$434,254		$416,684		$372,830		$329,335	$301,421		$289,301		$287,818

Portfolio turnover	6%		8%		22%		21%	33%		23%		26%

Notes to Financial Highlights

(a)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Certain line items from prior years have been reclassified to conform to the current presentation.

(e)	Annualized.

(f)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05%, 0.16%, and 0.20% for the years ended August 31, 2009, 2008 and 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Expense ratio is before the reduction of earnings/bank fee credits on cash balances. For the year ended August 31 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended		Year Ended August 31,
Class B	(Unaudited)		July 31, 2012(a)		2011		2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$5.64		$5.37		$5.48		$5.16	$5.12		$5.15		$5.27

Income from investment operations:

Net investment income	0.08		0.16		0.18		0.18	0.18		0.17		0.15

Net realized and unrealized gain (loss)	0.02		0.30		(0.11)		0.31	0.04		(0.03)		(0.11)

Total from investment operations	0.10		0.46		0.07		0.49	0.22		0.14		0.04

Less distributions to shareholders:

Net investment income	(0.08)		(0.15)		(0.18)		(0.17)	(0.18)		(0.17)		(0.16)

Net realized gains	(0.01)		(0.04)		(0.00	)(b)	—	—		—		—

Total distributions to shareholders	(0.09)		(0.19)		(0.18)		(0.17)	(0.18)		(0.17)		(0.16)

Net asset value, end of period	$5.65		$5.64		$5.37		$5.48	$5.16		$5.12		$5.15

Total return	1.75%		8.82%		1.33%		9.75%	4.50%		2.72%		0.70%

Ratios to average net assets(c)(d)

Total gross expenses	1.59	%(e)	1.59	%(e)	1.58%		1.57%	1.63	%(f)	1.75	%(f)	1.80	%(f)

Total net expenses(g)	1.56	%(e)	1.54	%(e)(h)	1.54%		1.55%	1.59	%(f)	1.70	%(f)(i)	1.75	%(f)

Net investment income	2.83	%(e)	3.09	%(e)	3.32%		3.31%	3.56%		3.29%		2.93%

Supplemental data

Net assets, end of period (in thousands)	$1,670		$1,806		$2,688		$5,768	$9,062		$13,969		$19,654

Portfolio turnover	6%		8%		22%		21%	33%		23%		26%

Notes to Financial Highlights

(a)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Certain line items from prior years have been reclassified to conform to the current presentation.

(e)	Annualized.

(f)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05%, 0.16% and 0.20% for the years ended August 31, 2009, 2008 and 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Expense ratio is before the reduction of earnings/bank fee credits on cash balances. For the year ended August 31. 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Minnesota Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended		Year Ended August 31,
Class C	(Unaudited)		July 31, 2012(a)		2011		2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$5.63		$5.36		$5.47		$5.16	$5.12		$5.15		$5.27

Income from investment operations:

Net investment income	0.08		0.16		0.17		0.18	0.18		0.17		0.15

Net realized and unrealized gain (loss)	0.02		0.30		(0.10)		0.30	0.04		(0.03)		(0.11)

Total from investment operations	0.10		0.46		0.07		0.48	0.22		0.14		0.04

Less distributions to shareholders:

Net investment income	(0.08)		(0.15)		(0.18)		(0.17)	(0.18)		(0.17)		(0.16)

Net realized gains	(0.01)		(0.04)		(0.00	)(b)	—	—		—		—

Total distributions to shareholders	(0.09)		(0.19)		(0.18)		(0.17)	(0.18)		(0.17)		(0.16)

Net asset value, end of period	$5.64		$5.63		$5.36		$5.47	$5.16		$5.12		$5.15

Total return	1.75%		8.84%		1.33%		9.56%	4.51%		2.72%		0.70%

Ratios to average net assets(c)(d)

Total gross expenses	1.59	%(e)	1.59	%(e)	1.57%		1.57%	1.63	%(f)	1.75	%(f)	1.80	%(f)

Total net expenses(g)	1.57	%(e)	1.54	%(e)(h)	1.54%		1.54%	1.59	%(f)	1.70	%(f)(i)	1.75	%(f)

Net investment income	2.83	%(e)	3.09	%(e)	3.33%		3.32%	3.55%		3.29%		2.94%

Supplemental data

Net assets, end of period (in thousands)	$40,867		$34,756		$25,068		$20,225	$12,605		$8,460		$7,032

Portfolio turnover	6%		8%		22%		21%	33%		23%		26%

Notes to Financial Highlights

(a)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Certain line items from prior years have been reclassified to conform to the current presentation.

(e)	Annualized.

(f)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05%, 0.16%, and 0.20% for the years ended August 31, 2009, 2008 and 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Expense ratio is before the reduction of earnings/bank fee credits on cash balances. For the year ended August 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Financial Highlights (continued)

Class Z	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012(a)		Year Ended August 31, 2011(b)
Per share data
Net asset value, beginning of period	$5.62		$5.36		$5.46

Income from investment operations:

Net investment income	0.11		0.21		0.20

Net realized and unrealized gain (loss)	0.03		0.30		(0.09)

Total from investment operations	0.14		0.51		0.11

Less distributions to shareholders:

Net investment income	(0.11)		(0.21)		(0.21)

Net realized gains	(0.01)		(0.04)		(0.00	)(c)

Total distributions to shareholders	(0.12)		(0.25)		(0.21)

Net asset value, end of period	$5.64		$5.62		$5.36

Total return	2.44%		9.65%		2.22%

Ratios to average net assets(d)

Total gross expenses	0.59	%(e)	0.59	%(e)	0.54	%(e)

Total net expenses(f)	0.57	%(e)	0.54	%(e)(g)	0.54	%(e)

Net investment income	3.84	%(e)	4.09	%(e)	4.25	%(e)

Supplemental data

Net assets, end of period (in thousands)	$2,242		$1,376		$779

Portfolio turnover	6%		8%		22%

Notes to Financial Highlights

(a)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.

(b)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Minnesota Tax-Exempt Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Minnesota Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

22	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.40% to 0.27% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013 was 0.40% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.07% of the Fund’s average daily net assets.

Semiannual Report 2013	23

Columbia Minnesota Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2013, other expenses paid to this company were $959.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended January 31, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.08%
Class B	0.08
Class C	0.08
Class Z	0.08

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At January 31, 2013, the Fund’s total potential future obligation over the life of the Guaranty is $67,403. The liability remaining at January 31, 2013 for non-recurring charges associated with the lease amounted to $39,652 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2013, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $131,000 and $322,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

24	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $368,362 for Class A, and $990 for Class C shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective November 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.85%
Class B	1.60
Class C	1.60
Class Z	0.60

Prior to November 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $439,973,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$38,753,000
Unrealized depreciation	(251,000)
Net unrealized appreciation	$38,502,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $52,679,216 and $28,906,028, respectively, for the six months ended January 31, 2013.

Note 6. Shareholder Concentration

At January 31, 2013, one unaffiliated shareholder account owned 20.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million.

Semiannual Report 2013	25

Columbia Minnesota Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 8. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman Minnesota Municipal Fund. The reorganization was completed after shareholders of Seligman Minnesota Municipal Fund, a series of Seligman Municipal Fund Series, Inc., approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $322,141,805 and the combined net assets immediately after the acquisition were $382,351,102.

The merger was accomplished by a tax-free exchange of 8,349,212 shares of Seligman Minnesota Municipal Fund valued at $60,209,297 (including unrealized depreciation of $151,347).

In exchange for Seligman Minnesota Municipal Fund shares, the Fund issued the following number of shares:

Shares
Class A	11,536,094
Class C	314,741

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Seligman Minnesota Municipal Fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Minnesota Municipal Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on September 1, 2010, Columbia Minnesota Tax-Exempt Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended August 31, 2011 would have been approximately $16.0 million, $3.0 million, $(12.0 million) and $7.0 million, respectively.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates

26	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	27

Columbia Minnesota Tax-Exempt Fund

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28	Semiannual Report 2013

Columbia Minnesota Tax-Exempt Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	29

Columbia Minnesota Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR199_07_C01_(03/13)

Semiannual Report January 31, 2013

Columbia Money Market Fund

Columbia Money Market Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Money Market Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Money Market Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Money Market Fund (the Fund) Class A shares advanced 0.02% for the six months ended January 31, 2013.

>

The Fund’s annualized simple yield was 0.01% and its annualized compound yield was also 0.01% for the seven-day period ended January 31, 2013. The 7-day yields reflect more closely the earnings of the Fund than the total return. Current short-term yields may be higher or lower than the figures shown.

Average Annual Total Returns (%) (for period ended January 31, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/06/75	0.02	0.03	0.41	1.51
Class B	03/20/95
Excluding sales charges		0.02	0.03	0.27	1.15
Including sales charges		-4.98	-4.97	-0.13	1.15
Class C	06/26/00
Excluding sales charges		0.02	0.03	0.27	1.16
Including sales charges		-0.98	-0.97	0.27	1.16
Class I*	03/04/04	0.02	0.03	0.47	1.67
Class R*	08/03/09	0.02	0.03	0.43	1.52
Class R5*	12/11/06	0.02	0.03	0.46	1.56
Class W*	12/01/06	0.02	0.03	0.39	1.50
Class Z*	04/30/10	0.02	0.03	0.41	1.51

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter). Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The performance of different share classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

2	Semiannual Report 2013

Columbia Money Market Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013)
Asset-Backed Commercial Paper	22.5
Asset-Backed Securities — Non-Agency	3.7
Certificates of Deposit	17.7
Commercial Paper	45.0
Repurchase Agreements	4.0
U.S. Government & Agency Obligations	7.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Leonard Aplet, CFA

John McColley

Semiannual Report 2013	3

Columbia Money Market Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.20	1,024.50	0.71	0.71	0.14
Class B	1,000.00	1,000.00	1,000.20	1,024.45	0.76	0.77	0.15
Class C	1,000.00	1,000.00	1,000.20	1,024.50	0.71	0.71	0.14
Class I	1,000.00	1,000.00	1,000.20	1,024.50	0.71	0.71	0.14
Class R	1,000.00	1,000.00	1,000.20	1,024.50	0.71	0.71	0.14
Class R5	1,000.00	1,000.00	1,000.20	1,024.50	0.71	0.71	0.14
Class W	1,000.00	1,000.00	1,000.20	1,024.50	0.71	0.71	0.14
Class Z	1,000.00	1,000.00	1,000.20	1,024.50	0.71	0.71	0.14

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended January 31, 2013, the annualized expense ratios would have been 0.62% for Class A, 1.27% for Class B, 1.27% for Class C, 0.32% for Class I, 0.77% for Class R, 0.37% for Class R5, 0.62% for Class W and 0.52% for Class Z. The actual expenses paid would have been $3.13 for Class A, $6.40 for Class B, $6.40 for Class C, $1.61 for Class I, $3.88 for Class R, $1.87 for Class R5, $3.13 for Class W and $2.62 for Class Z; the hypothetical expenses paid would have been $3.16 for Class A, $6.46 for Class B, $6.46 for Class C, $1.63 for Class I, $3.92 for Class R, $1.89 for Class R5, $3.16 for Class W and $2.65 for Class Z.

4	Semiannual Report 2013

Columbia Money Market Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Commercial Paper 22.5%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Bryant Park Funding LLC(a)(b)
02/11/13	0.170%	49,000,000	48,997,550

Chariot Funding LLC(a)(b)
02/06/13	0.080%	57,000,000	56,999,208

Fairway Finance Co. LLC(a)(b)
02/25/13	0.180%	20,766,000	20,763,370
03/18/13	0.210%	17,343,000	17,338,448

Jupiter Securitization Co. LLC(b)
02/01/13	0.120%	10,000,000	10,000,000

Market Street Funding LLC(a)(b)
02/22/13	0.180%	21,000,000	20,997,673
04/18/13	0.190%	35,000,000	34,985,961

Metlife Short Term Funding(a)(b)
02/26/13	0.140%	22,000,000	21,997,861
03/22/13	0.170%	35,000,000	34,991,902

Old Line Funding LLC(a)(b)
03/25/13	0.200%	20,000,000	19,994,222
04/17/13	0.180%	37,000,000	36,986,125

Regency Markets No, 1 LLC(b)
02/25/13	0.180%	43,000,000	42,994,553

Thunder Bay Funding LLC(a)(b)
03/11/13	0.200%	35,000,000	34,992,611
04/04/13	0.190%	21,025,000	21,018,120

Total Asset-Backed Commercial Paper
(Cost: $423,057,604)			423,057,604

Commercial Paper 44.9%
Banking 9.8%
Bank of Nova Scotia Trust Co.
02/01/13	0.120%	57,500,000	57,500,000

HSBC U.S.A, Inc.
02/01/13	0.190%	35,000,000	35,000,000

State Street Corp.
04/02/13	0.180%	32,000,000	31,990,400
05/10/13	0.180%	25,000,000	24,987,750

Wells Fargo & Co.
03/13/13	0.140%	35,000,000	34,994,556

Total			184,472,706

Consumer Products 1.5%
Procter & Gamble Co. (The)(a)(b)
02/19/13	0.150%	18,000,000	17,998,560
04/15/13	0.120%	10,450,000	10,447,457

Total			28,446,017

Integrated Energy 4.8%
Chevron Corp.(b)
02/04/13	0.050%	57,000,000	56,999,715

Commercial Paper (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Exxon Mobil Corp.
02/21/13	0.050%	34,000,000	33,999,056

Total			90,998,771

Life Insurance 3.0%
New York Life Capital Corp.(b)
02/14/13	0.160%	57,000,000	56,996,501

Non-Captive Diversified 3.0%
General Electric Capital Corp.
02/01/13	0.090%	57,000,000	57,000,000

Pharmaceuticals 17.1%
Eli Lilly & Co.(b)
02/15/13	0.090%	39,000,000	38,998,635

Johnson & Johnson(a)(b)
02/06/13	0.040%	23,000,000	22,999,840
03/06/13	0.060%	34,000,000	33,998,130

Merck & Co., Inc.(b)
02/11/13	0.090%	35,000,000	34,999,028
03/07/13	0.060%	21,000,000	20,998,810

Novartis Finance Corp.(b)
02/01/13	0.100%	66,800,000	66,800,000

Pfizer, Inc.(a)(b)
02/28/13	0.050%	11,000,000	10,999,587

Roche Holdings, Inc.(a)(b)
04/16/13	0.110%	20,000,000	19,995,478
05/13/13	0.120%	14,000,000	13,995,287

Sanofi Aventis(a)(b)
02/28/13	0.150%	28,000,000	27,996,850
03/28/13	0.160%	29,000,000	28,992,911

Total			320,774,556

Property & Casualty 1.1%
Travelers Co., Inc.(a)(b)
02/13/13	0.070%	10,000,000	9,999,733
02/19/13	0.070%	10,000,000	9,999,650

Total			19,999,383

Retailers 1.9%
Wal-mart Stores, Inc.(a)(b)
02/12/13	0.070%	35,000,000	34,999,144

Transportation Services 2.7%
NetJets, Inc.(a)(b)
02/04/13	0.070%	30,000,000	29,999,775
02/05/13	0.070%	21,000,000	20,999,790

Total			50,999,565

Total Commercial Paper
(Cost: $844,686,643)			844,686,643

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Money Market Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Certificates of Deposit 17.6%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Australia & New Zealand Banking Group Ltd.
02/07/13	0.160%	57,000,000	57,000,000

BB&T Corp.
03/14/13	0.100%	35,000,000	35,000,000

Bank of Montreal
02/04/13	0.160%	57,000,000	57,000,000

Canadian Imperial Bank of Commerce
02/06/13	0.070%	57,000,000	57,000,000

Royal Bank of Canada
02/01/13	0.125%	69,000,000	69,000,000

Toronto Dominion Bank
03/15/13	0.160%	57,000,000	57,000,000

Total Certificates of Deposit
(Cost: $332,000,000)			332,000,000

U.S. Government & Agency Obligations 7.1%
Federal Home Loan Banks
02/06/13	0.060%	68,800,000	68,799,355
02/20/13	0.060%	3,800,000	3,799,880
03/04/13	0.100%	30,616,000	30,613,364
03/20/13	0.050%	3,600,000	3,599,741
12/23/13	0.250%	10,000,000	10,000,000

Federal Home Loan Banks(c)
07/26/13	0.170%	17,000,000	16,999,380

Total U.S. Government & Agency Obligations
(Cost: $133,811,720)			133,811,720

Repurchase Agreements 4.0%
Barclays Bank PLC dated 01/31/13, matures 02/01/13, repurchase price $24,600,082 (collateralized by U.S. Treasury Note, total market value $24,600,024)
	0.120%	24,600,000	24,600,000

RBC Capital Markets LLC dated 01/31/13, matures 02/01/13, repurchase price $25,000,077 (collateralized by U.S. Treasury Inflation-Indexed Bond & U.S. Treasury STRIPS, total market value $25,000,036)
	0.110%	25,000,000	25,000,000

TD Securities dated 01/31/13, matures 02/01/13, repurchase price $25,000,077 (collateralized by U.S. Treasury Notes, total market value $25,000,001)
	0.110%	25,000,000	25,000,000

Total Repurchase Agreements
(Cost: $74,600,000)			74,600,000

Asset-Backed Securities — Non-Agency 3.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

ABS Other 0.9%
CIT Equipment Collateral Series 2012-VT1 Class A1(a)
04/22/13	0.441%	156,247	156,247

CNH Equipment Trust Series 2012-C Class A1
10/15/13	0.230%	6,154,513	6,154,513

GE Equipment Small Ticket LLC Series 2012-1A Class A1(a)
06/21/13	0.433%	1,881,322	1,881,322

GE Equipment Transportation LLC Series 2012-2 Class A1
10/24/13	0.260%	2,775,590	2,775,590

John Deere Owner Trust Series 2012-B Class A1
09/16/13	0.267%	1,633,133	1,633,133

Macquarie Equipment Funding Trust Series 2012-A Class A1(a)
10/21/13	0.290%	3,579,244	3,579,244

Total			16,180,049

Car Loan 2.8%
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A1
09/09/13	0.300%	4,867,463	4,867,463
Series 2012-5 Class A1
12/09/13	0.270%	7,052,890	7,052,890
Series 2013-1 Class A1
02/10/14	0.240%	9,450,000	9,450,000
Ford Credit Auto Lease Trust Series 2012-B Class A1(a)
10/15/13	0.230%	4,591,040	4,591,040
Hyundai Auto Receivables Trust Series 2013-A Class A1
02/18/14	0.200%	10,000,000	10,000,000
SMART Trust Series 2012-4US Class A1
10/14/13	0.290%	9,918,926	9,918,926
SMART Trust(a) Series 2012-2USA Class A1
06/14/13	0.424%	1,454,928	1,454,928
Westlake Automobile Receivables Trust Series 2012-1A Class A1(a)
09/16/13	0.426%	5,165,011	5,165,011

Wheels SPV LLC Series 2012-1 Class A1(a)
05/20/13	0.500%	332,078	332,078

Total			52,832,336

Total Asset-Backed Securities — Non-Agency
(Cost: $69,012,385)			69,012,385

Total Investments
(Cost: $1,877,168,352)			1,877,168,352

Other Assets & Liabilities, Net			3,951,515

Net Assets			1,881,119,867

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Money Market Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $680,645,113 or 36.18% of net assets.

(b)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $992,272,485 or 52.75% of net assets.

(c)	Variable rate security.

Abbreviation Legend

STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Money Market Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities

Asset-Backed Commercial Paper	—	423,057,604	—	423,057,604

Commercial Paper	—	844,686,643	—	844,686,643

Certificates of Deposit	—	332,000,000	—	332,000,000

U.S. Government & Agency Obligations	—	133,811,720	—	133,811,720

Repurchase Agreements	—	74,600,000	—	74,600,000

Total Short-Term Securities	—	1,808,155,967	—	1,808,155,967

Bonds

Asset-Backed Securities — Non-Agency	—	69,012,385	—	69,012,385

Total Bonds	—	69,012,385	—	69,012,385

Total	—	1,877,168,352	—	1,877,168,352

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Money Market Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets

Investments, at value

Securities (identified cost $1,802,568,352)	$1,802,568,352

Repurchase agreements (identified cost $74,600,000)	74,600,000

Total investments (identified cost $1,877,168,352)	1,877,168,352

Cash	243,770

Receivable for:

Capital shares sold	11,570,765

Interest	20,169

Expense reimbursement due from Investment Manager	36,733

Prepaid expenses	6,953

Other assets	69,694

Total assets	1,889,116,436

Liabilities

Payable for:

Capital shares purchased	7,592,969

Dividend distributions to shareholders	12,904

Investment management fees	16,398

Distribution and/or service fees	230

Transfer agent fees	251,233

Administration fees	2,780

Compensation of board members	112,768

Other expenses	7,287

Total liabilities	7,996,569

Net assets applicable to outstanding capital stock	$1,881,119,867

Represented by

Paid-in capital	$1,881,234,836

Excess of distributions over net investment income	(104,589)

Accumulated net realized loss	(10,380)

Total — representing net assets applicable to outstanding capital stock	$1,881,119,867

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Money Market Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A

Net assets	$1,751,436,847

Shares outstanding	1,751,266,214

Net asset value per share	$1.00

Class B

Net assets	$11,028,905

Shares outstanding	11,029,040

Net asset value per share	$1.00

Class C

Net assets	$10,422,941

Shares outstanding	10,422,099

Net asset value per share	$1.00

Class I

Net assets	$507,912

Shares outstanding	507,417

Net asset value per share	$1.00

Class R

Net assets	$604,806

Shares outstanding	604,795

Net asset value per share	$1.00

Class R5

Net assets	$724,987

Shares outstanding	724,828

Net asset value per share	$1.00

Class W

Net assets	$2,384,004

Shares outstanding	2,384,057

Net asset value per share	$1.00

Class Z

Net assets	$104,009,465

Shares outstanding	104,016,920

Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Money Market Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income

Income:

Interest	$1,411,923

Total income	1,411,923

Expenses:

Investment management fees	3,047,014

Distribution and/or service fees

Class B	44,142

Transfer agent fees

Class A	3,700,415

Class B	24,265

Class C	22,283

Class R	1,367

Class R5	96

Class W	4,689

Class Z	193,788

Administration fees	516,656

Compensation of board members	32,242

Custodian fees	13,714

Printing and postage fees	254,333

Registration fees	99,820

Professional fees	27,081

Other	16,562

Total expenses	7,998,467

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(6,640,641)

Total net expenses	1,357,826

Net investment income	54,097

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	301

Net realized gain	301

Net realized and unrealized gain	301

Net increase in net assets resulting from operations	$54,398

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations

Net investment income	$54,097	$156,976

Net realized gain	301	329,750

Net increase in net assets resulting from operations	54,398	486,726

Distributions to shareholders

Net investment income

Class A	(69,087)	(155,893)

Class B	(423)	(1,285)

Class C	(483)	(1,349)

Class I	(25)	(830)

Class R	(34)	(59)

Class R5	(35)	(72)

Class W	(114)	(1,532)

Class Z	(4,599)	(6,745)

Net realized gains

Class A	(316,457)	—

Class B	(2,103)	—

Class C	(2,038)	—

Class I	(91)	—

Class R	(126)	—

Class R5	(130)	—

Class W	(423)	—

Class Z	(19,062)	—

Total distributions to shareholders	(415,230)	(167,765)

Increase (decrease) in net assets from capital stock activity	(61,376,682)	(384,974,597)

Total decrease in net assets	(61,737,514)	(384,655,636)

Net assets at beginning of period	1,942,857,381	2,327,513,017

Net assets at end of period	$1,881,119,867	$1,942,857,381

Excess of distributions over net investment income	$(104,589)	$(83,886)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Money Market Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	1,012,108,492	1,012,108,492	2,091,520,726	2,091,523,669

Distributions reinvested	382,626	382,626	152,834	152,834

Redemptions	(1,106,883,355)	(1,106,883,355)	(2,416,437,557)	(2,416,437,558)

Net decrease	(94,392,237)	(94,392,237)	(324,763,997)	(324,761,055)

Class B shares

Subscriptions	2,727,513	2,727,513	10,216,448	10,216,448

Distributions reinvested	2,391	2,391	1,192	1,192

Redemptions(a)	(3,858,036)	(3,858,037)	(16,676,481)	(16,676,483)

Net decrease	(1,128,132)	(1,128,133)	(6,458,841)	(6,458,843)

Class C shares

Subscriptions	5,883,322	5,883,322	21,790,450	21,790,451

Distributions reinvested	2,415	2,415	1,225	1,225

Redemptions	(5,712,419)	(5,712,419)	(24,517,501)	(24,517,501)

Net increase (decrease)	173,318	173,318	(2,725,826)	(2,725,825)

Class I shares

Subscriptions	118,181	118,181	791,114	789,222

Distributions reinvested	114	114	747	747

Redemptions	(1,549)	(1,549)	(38,867,948)	(38,867,948)

Net increase (decrease)	116,746	116,746	(38,076,087)	(38,077,979)

Class R shares

Subscriptions	56,789	56,789	2,320,468	2,320,468

Distributions reinvested	154	154	56	56

Redemptions	(106,008)	(106,008)	(1,696,437)	(1,696,437)

Net increase (decrease)	(49,065)	(49,065)	624,087	624,087

Class R5 shares

Subscriptions	135,015	135,016	382,360	382,359

Distributions reinvested	165	165	72	72

Redemptions	(182,927)	(182,927)	(493,598)	(493,598)

Net decrease	(47,747)	(47,746)	(111,166)	(111,167)

Class W shares

Subscriptions	668,543	668,542	11,818,965	11,817,913

Distributions reinvested	536	536	1,532	1,532

Redemptions	(358,786)	(358,786)	(30,877,966)	(30,877,965)

Net increase (decrease)	310,293	310,292	(19,057,469)	(19,058,520)

Class Z shares

Subscriptions	65,129,260	65,129,260	65,057,654	65,057,654

Distributions reinvested	17,910	17,910	6,391	6,391

Redemptions	(31,507,027)	(31,507,027)	(59,469,340)	(59,469,340)

Net increase	33,640,143	33,640,143	5,594,705	5,594,705

Total net decrease	(61,376,681)	(61,376,682)	(384,974,594)	(384,974,597)

(a)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Money Market Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended July 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.008		0.03

Net realized and unrealized gain (loss)	0.000	(a)	0.000	(a)	0.000	(a)	(0.005)		(0.007)		—

Increase from payments by affiliate	—		—		—		0.005		0.007		—

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.008		0.03

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.008)		(0.03)

Net realized gains	(0.000	)(a)	—		—		—		—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.008)		(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.02%		0.01%		0.01%		0.05	%(b)	0.79	%(c)	3.52%

Ratios to average net assets

Total gross expenses	0.83	%(d)	0.71%		0.68%		0.75%		0.73%		0.65%

Total net expenses(e)	0.14	%(d)	0.14	%(f)	0.21%		0.25%		0.61%		0.65	%(g)

Net investment income	0.01	%(d)	0.01%		0.01%		0.04%		0.86%		3.45%

Supplemental data

Net assets, end of period (in thousands)	$1,751,437		$1,846,163		$2,170,619		$2,528,588		$3,278,886		$4,728,064

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.53%.

(c)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.74%.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 0.63%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income (loss)	0.000	(a)	(0.000	)(a)	0.000	(a)	(0.000	)(a)	0.005		0.03

Net realized and unrealized gain (loss)	0.000	(a)	0.000	(a)	0.000	(a)	(0.006)		(0.007)		—

Increase from payments by affiliate	—		—		—		0.006		0.007		—

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	(0.000	)(a)	0.005		0.03

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.005)		(0.03)

Net realized gains	(0.000	)(a)	—		—		—		—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.005)		(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.02%		0.01%		0.01%		0.01	%(b)	0.45	%(c)	2.84%

Ratios to average net assets

Total gross expenses	1.58	%(d)	1.46%		1.43%		1.43%		1.39%		1.30%

Total net expenses(e)	0.15	%(d)	0.14	%(f)	0.21%		0.30%		0.93%		1.30	%(g)

Net investment income (loss)	0.00	%(a)(d)	(0.00	%)(a)	0.00	%(a)	(0.01%)		0.41%		2.70%

Supplemental data

Net assets, end of period (in thousands)	$11,029		$12,159		$18,617		$33,927		$76,370		$85,973

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.59%.

(c)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.71%.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 1.29%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income (loss)	0.000	(a)	0.000	(a)	0.000	(a)	(0.000	)(a)	0.005		0.03

Net realized and unrealized gain (loss)	0.000	(a)	0.000	(a)	0.000	(a)	(0.005)		(0.007)		—

Increase from payments by affiliate	—		—		—		0.005		0.007		—

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	(0.000	)(a)	0.005		0.03

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.005)		(0.03)

Net realized gains	(0.000	)(a)	—		—		—		—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.005)		(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.02%		0.01%		0.01%		0.01	%(b)	0.46	%(c)	2.85%

Ratios to average net assets

Total gross expenses	0.83	%(d)	0.72%		0.68%		1.18%		1.39%		1.30%

Total net expenses(e)	0.14	%(d)	0.13	%(f)	0.20%		0.30%		0.96%		1.30	%(g)

Net investment income (loss)	0.01	%(d)	0.01%		0.01%		(0.00	%)(a)	0.44%		2.60%

Supplemental data

Net assets, end of period (in thousands)	$10,423		$10,252		$12,975		$7,910		$7,073		$7,698

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.48%.

(c)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.71%.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 1.29%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class I	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.010		0.04

Net realized and unrealized gain (loss)	0.000	(a)	0.000	(a)	0.000	(a)	(0.006)		(0.007)		—

Increase from payments by affiliate	—		—		—		0.006		0.007		—

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.010		0.04

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.010)		(0.04)

Net realized gains	(0.000	)(a)	—		—		—		—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.010)		(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.02%		0.01%		0.01%		0.01	%(b)	0.96	%(c)	3.81%

Ratios to average net assets

Total gross expenses	0.42	%(d)	0.40%		0.40%		0.41%		0.43%		0.37%

Total net expenses(e)	0.14	%(d)	0.10%		0.21%		0.29%		0.43%		0.37	%(f)

Net investment income	0.01	%(d)	0.03%		0.01%		0.01%		1.02%		3.55%

Supplemental data

Net assets, end of period (in thousands)	$508		$391		$38,467		$27,175		$74,517		$86,516

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.59%.

(c)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.71%.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(f)	For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 0.36%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class R	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(b)	0.000	(b)	0.000	(b)	0.002

Net realized and unrealized gain (loss)	0.000	(b)	0.000	(b)	0.000	(b)	(0.001)

Total from investment operations	0.000	(b)	0.000	(b)	0.000	(b)	0.001

Less distributions to shareholders:

Net investment income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.001)

Net realized gains	(0.000	)(b)	—		—		—

Total distributions to shareholders	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total return	0.02%		0.01%		0.03%		0.14	%(c)

Ratios to average net assets

Total gross expenses	0.83	%(d)	0.71%		0.67%		0.80	%(d)

Total net expenses(e)	0.14	%(d)	0.14	%(f)	0.18%		0.07	%(d)

Net investment income	0.01	%(d)	0.02%		0.02%		0.21	%(d)

Supplemental data

Net assets, end of period (in thousands)	$605		$654		$30		$3

Notes to Financial Highlights

(a)	For the period from August 3, 2009 (commencement of operations) to July 31, 2010.

(b)	Rounds to zero.

(c)	The Fund received a payment by an affiliate. There was no impact to the total return.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class R5	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.009		0.04

Net realized and unrealized gain (loss)	0.000	(a)	0.000	(a)	0.000	(a)	(0.002)		(0.007)		—

Increase from payments by affiliate	—		—		—		0.002		0.007		—

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.009		0.04

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.009)		(0.04)

Net realized gains	(0.000	)(a)	—		—		—		—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.009)		(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.02%		0.01%		0.01%		0.04	%(b)	0.91	%(c)	3.75%

Ratios to average net assets

Total gross expenses	0.44	%(d)	0.42%		0.42%		0.45%		0.51%		0.41%

Total net expenses(e)	0.14	%(d)	0.12%		0.21%		0.18%		0.49%		0.41	%(f)

Net investment income	0.01	%(d)	0.03%		0.01%		0.05%		0.90%		3.68%

Supplemental data

Net assets, end of period (in thousands)	$725		$773		$884		$726		$5		$5

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.19%.

(c)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.71%.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(f)	For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 0.41%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class W	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income (loss)	0.000	(a)	0.000	(a)	0.000	(a)	(0.000	)(a)	0.008		0.04

Net realized and unrealized gain (loss)	0.000	(a)	0.000	(a)	0.000	(a)	(0.005)		(0.007)		—

Increase from payments by affiliate	—		—		—		0.005		0.007		—

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	(0.000	)(a)	0.008		0.04

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.008)		(0.04)

Net realized gains	(0.000	)(a)	—		—		—		—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.008)		(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.02%		0.01%		0.01%		0.01	%(b)	0.76	%(c)	3.49%

Ratios to average net assets

Total gross expenses	0.83	%(d)	0.74%		0.67%		0.68%		0.73%		0.67%

Total net expenses(e)	0.14	%(d)	0.13	%(f)	0.21%		0.30%		0.64%		0.67	%(g)

Net investment income (loss)	0.01	%(d)	0.00	%(a)	0.01%		(0.00	%)(a)	0.78%		4.05%

Supplemental data

Net assets, end of period (in thousands)	$2,384		$2,074		$21,133		$34,577		$31,351		$38,283

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.50%.

(c)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.71%.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 0.65%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,
Class Z	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)

Net realized and unrealized gain (loss)	0.000	(b)	0.000	(b)	0.000	(b)	(0.000	)(b)

Total from investment operations	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)

Less distributions to shareholders:

Net investment income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Net realized gains	(0.000	)(b)	—		—		—

Total distributions to shareholders	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total return	0.02%		0.01%		0.01%		0.00	%(b)(c)

Ratios to average net assets

Total gross expenses	0.83	%(d)	0.71%		0.67%		0.61	%(d)

Total net expenses(e)	0.14	%(d)	0.14	%(f)	0.20%		0.26	%(d)

Net investment income	0.01	%(d)	0.01%		0.01%		0.02	%(d)

Supplemental data

Net assets, end of period (in thousands)	$104,009		$70,390		$64,787		$19,816

Notes to Financial Highlights

(a)	For the period from April 30, 2010 (commencement of operations) to July 31, 2010.

(b)	Rounds to zero.

(c)	The Fund received a payment by an affiliate. There was no impact to the total return.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Money Market Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class B shares may be subject to a maximum contingent deferred sales charge (CDSC) of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

22	Semiannual Report 2013

Columbia Money Market Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income, including amortization of premium and discount, is recognized daily.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.33% to 0.15% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013 was 0.32% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.05% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2013, other expenses paid to this company were $2,495.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred

Semiannual Report 2013	23

Columbia Money Market Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.41%
Class B	0.41
Class C	0.41
Class R	0.41
Class R5	0.03
Class W	0.41
Class Z	0.41

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2013, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A and Class W shares, and a fee at an annual rates of up to 0.85%, 0.75% and 0.50% of the Fund’s average daily net assets attributable to Class B, Class C and Class R shares, respectively. For Class B shares, of the 0.85% fee, up to 0.75% is reimbursed for distribution expenses. For the six months ended January 31, 2013, the Fund did not pay distribution fees for Class A, Class C, Class R and Class W shares. For the six months ended January 31, 2013, the Fund paid distribution fees equal to 0.75% for Class B shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,633,000 and $260,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

CDSCs received by the Distributor for distributing Fund shares were $4,271 for Class B and $2,692 for Class C shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

24	Semiannual Report 2013

Columbia Money Market Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.62%
Class B	1.27
Class C	1.27
Class I	0.32
Class R	0.77
Class R5	0.37
Class W	0.62
Class Z	0.52

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 6. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

At the close of business on March 15, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Government Money Market Fund, a series of Columbia Funds Series Trust II (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved the plan on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

Note 7. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to

Semiannual Report 2013	25

Columbia Money Market Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26	Semiannual Report 2013

Columbia Money Market Fund

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Semiannual Report 2013	27

Columbia Money Market Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

28	Semiannual Report 2013

Columbia Money Market Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	29

Columbia Money Market Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR200_07_C01_(03/13)

Semiannual Report January 31, 2013

Columbia Global Opportunities Fund (formerly, Columbia Strategic Allocation Fund)

Columbia Global Opportunities Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Global Opportunities Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Global Opportunities Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Global Opportunities Fund (the Fund) Class A shares returned 9.58% excluding sales charges for the six-month period that ended January 31, 2013.

>	The Fund underperformed its new primary benchmark, the MSCI ACWI All Cap Index (Net), which returned 13.91% during the same six-month period.

>	The Fund’s former primary benchmark, the S&P 500 Index, returned 9.91% during the same time period.

>	The Fund outperformed its new secondary benchmark, the Barclays Global Aggregate Bond Index, which returned 0.68% during the six-month period.

>	The Fund outperformed its new Blended Index, which returned 7.15%, as well as its former Blended Index, which returned 7.02% for the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	01/23/85
Excluding sales charges		9.58	12.51	2.97	7.09
Including sales charges		3.31	6.07	1.77	6.45
Class B	03/20/95
Excluding sales charges		9.16	11.55	2.19	6.27
Including sales charges		4.16	6.55	1.82	6.27
Class C	06/26/00
Excluding sales charges		9.14	11.55	2.20	6.27
Including sales charges		8.14	10.55	2.20	6.27
Class K (formerly Class R4)	03/20/95	9.61	12.55	3.14	7.26
Class R**	12/11/06	9.36	12.14	2.72	6.83
Class R4**	11/08/12	9.64	12.57	2.99	7.09
Class R5**	11/08/12	9.65	12.59	2.99	7.09
Class Z**	09/27/10	9.73	12.70	3.12	7.16
MSCI ACWI All Cap Index (Net)		13.91	14.85	1.93	n/a	*
S&P 500 Index		9.91	16.78	3.97	7.93
Barclays Global Aggregate Bond Index		0.68	1.67	4.67	5.76
Blended Index (new)		7.15	8.28	3.78	n/a	*
Blended Index (former)		7.02	11.31	4.44	7.42

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	Ten-year returns are not available because the inception date of the MSCI ACWI All Cap Index (Net) and the new Blended Index that includes the MSCI ACWI All Cap Index (Net) is November 30, 2007.

**	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual funds/appended-performance for more information.

On October 1, 2012, the MSCI ACWI All Cap Index (Net) replaced the S&P 500 Index as the Fund’s primary benchmark, the Barclays Global Aggregate Bond Index became a new secondary benchmark, and the Blended Index (consisting of 50% MSCI ACWI All Cap Index (Net) and 50%

2	Semiannual Report 2013

Columbia Global Opportunities Fund

Performance Overview (continued)

(Unaudited)

Barclays Global Aggregate Bond Index) replaced the Blended Index (consisting of 45% S&P 500 Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index (Gross)) as a secondary benchmark. These benchmark changes were made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board of Trustees (the Board) that the new benchmarks provide a more appropriate basis for comparing the Fund’s performance. Information on the new and the old benchmarks shown will be included for a one-year transition period. Thereafter, only the new benchmarks will be included.

The MSCI ACWI All Cap Index (Net) captures large, mid, small and micro cap representation across 24 developed markets countries and large, mid and small cap representation across 21 emerging markets countries.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Barclays Global Aggregate Bond Index is a broad-based benchmark that measures the global investment grade fixed-rate debt markets.

The Fund’s new Blended Index consists of 50% MSCI ACWI All Cap Index (Net) and 50% Barclays Global Aggregate Bond Index and reflects reinvested dividends net of withholding taxes on the MSCI ACWI All Cap Index portion of the Blended Index but reflects no deduction for fees, expenses or other taxes.

The Fund’s former Blended Index consists of 45% S&P 500 Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index (Gross) and reflects no deduction for fees, expenses or taxes. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The MSCI EAFE Index (Gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013	3

Columbia Global Opportunities Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Jeffrey Knight, CFA*

Anwiti Bahuguna, Ph.D.

Fred Copper, CFA

Orhan Imer, Ph.D., CFA

Gene Tannuzzo, CFA

* Effective February 11, 2013, Mr. Knight joined the team responsible for the day-to-day portfolio management of the Fund as the Lead Portfolio Manager.

Top Ten Holdings (%) (at January 31, 2013)
Columbia Commodity Strategy Fund, Class I Shares	5.2
Columbia Dividend Income Fund, Class I Shares	3.7
Central Fund of Canada Ltd., Class A Shares	3.7
Altria Group, Inc.	1.3
BlackRock, Inc.	1.2
Johnson & Johnson	1.1
Columbia Floating Rate Fund, Class I Shares	1.0
EMC Corp.	1.0
U.S. Bancorp	1.0
Samsung Electronics Co., Ltd.	1.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2013)
Asset-Backed Securities — Non-Agency	0.1
Commercial Mortgage-Backed Securities — Agency	0.0	(a)
Commercial Mortgage-Backed Securities — Non-Agency	0.4
Common Stocks	57.0
Consumer Discretionary	7.4
Consumer Staples	4.0
Energy	5.3
Financials	11.7
Health Care	6.5
Industrials	6.9
Information Technology	8.8
Materials	3.5
Telecommunication Services	0.7
Utilities	2.2
Convertible Bonds	2.6
Consumer Discretionary	0.4
Consumer Staples	0.1
Energy	0.1
Financials	0.2
Health Care	0.7
Industrials	0.4
Materials	0.1
Telecommunication	0.6
Utilities	0.0	(a)
Convertible Preferred Stocks	0.7
Consumer Discretionary	0.1
Consumer Staples	0.0	(a)
Energy	0.1
Financials	0.3

4	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio Overview (continued)

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013) (continued)
Industrials	0.1
Information Technology	0.0	(a)
Materials	0.0	(a)
Utilities	0.1
Corporate Bonds & Notes	7.9
Consumer Discretionary	1.2
Consumer Staples	0.1
Energy	1.2
Financials	0.7
Foreign Government	0.0	(a)
Health Care	0.8
Industrials	0.7
Materials	1.0
Telecommunication	1.8
Utilities	0.4
Alternative Investment Funds	8.5
Equity Funds	3.6
Fixed-Income Funds	1.0
Foreign Government Obligations	6.3
Inflation-Indexed Bonds	0.6
Money Market Funds	4.8
Options Purchased Puts	0.0	(a)
Preferred Stocks	0.5
Consumer Staples	0.4
Energy	0.1
Residential Mortgage-Backed Securities — Agency	4.5
Residential Mortgage-Backed Securities — Non-Agency	0.4
Senior Loans	0.0	(a)
Consumer Discretionary	0.0	(a)
Materials	0.0	(a)
U.S. Government & Agency Obligations	0.7
U.S. Treasury Obligations	0.4
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Country Breakdown (%) (at January 31, 2013)
Argentina	0.1
Australia	0.6
Belgium	0.0	(a)
Bermuda	0.1
Brazil	1.3

Semiannual Report 2013	5

Columbia Global Opportunities Fund

Portfolio Overview (continued)

(Unaudited)

Country Breakdown (%) (at January 31, 2013) (continued)
Canada	4.9
Cayman Islands	0.0	(a)
Chile	0.1
China	1.0
Colombia	0.4
Denmark	0.9
Dominican Republic	0.1
El Salvador	0.0	(a)
France	1.4
Germany	2.5
Hong Kong	0.2
Hungary	0.0	(a)
India	0.5
Indonesia	0.9
Ireland	0.3
Italy	0.0	(a)
Japan	1.8
Kazakhstan	0.1
Latvia	0.0	(a)
Lithuania	0.1
Luxembourg	0.1
Malta	0.0	(a)
Marshall Islands	0.0	(a)
Mexico	0.8
Mongolia	0.0	(a)
Netherlands	0.9
Netherlands Antilles	0.1
Norway	0.2
Panama	0.1
Peru	0.3
Philippines	0.8
Poland	0.3
Qatar	0.1
Republic of Namibia	0.1
Republic of the Congo	0.0	(a)
Romania	0.1
Russian Federation	1.2
Singapore	0.8
South Africa	0.3
South Korea	1.6
Supra-National	0.0	(a)
Sweden	0.6
Switzerland	0.8
Taiwan	1.0
Thailand	0.6

6	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio Overview (continued)

(Unaudited)

Country Breakdown (%) (at January 31, 2013) (continued)
Trinidad and Tobago	0.1
Turkey	0.7
Ukraine	0.1
United Arab Emirates	0.4
United Kingdom	1.1
United States(b)	68.6
Uruguay	0.4
Venezuela	0.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Semiannual Report 2013	7

Columbia Global Opportunities Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,095.80		1,019.51	5.97		5.75	1.13
Class B	1,000.00	1,000.00	1,091.60		1,015.73	9.91		9.55	1.88
Class C	1,000.00	1,000.00	1,091.40		1,015.73	9.91		9.55	1.88
Class K	1,000.00	1,000.00	1,096.10		1,019.96	5.49		5.30	1.04
Class R (formerly Class R4)	1,000.00	1,000.00	1,093.60		1,018.25	7.28		7.02	1.38
Class R4	1,000.00	1,000.00	1,073.00	*	1,020.77	2.07	*	4.48	0.88	*
Class R5	1,000.00	1,000.00	1,073.20	*	1,021.22	1.86	*	4.02	0.79	*
Class Z	1,000.00	1,000.00	1,097.30		1,020.77	4.65		4.48	0.88

*	For the period November 8, 2012 through January 31, 2013. Class R4 shares and Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until November 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 1.50% for Class R, 1.13% for Class K, 1.00% for Class R4, 0.88% for Class R5 and 1.00% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change becomes effective February 1, 2013. If this change had been in place for the entire six month period ended January 31, 2013, the actual expenses paid would have been $6.60 for Class A, $10.54 for Class B, $10.54 for Class C, $5.97 for Class K, $7.92 for Class R, $2.36 for Class R4, $2.05 for Class R5 and $5.29 for Class Z; the hypothetical expenses paid would have been $6.36 for Class A, $10.16 for Class B, $10.16 for Class C, $5.75 for Class K, $7.63 for Class R, $5.09 for Class R4, $4.43 for Class R5 and $5.09 for Class Z.

8	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 57.9%
Issuer	Shares	Value ($)
Consumer Discretionary 7.5%
Auto Components 0.1%

Cooper Tire & Rubber Co.	23,800	605,948

Dana Holding Corp.	5,400	86,832

Hankook Tire Co., Ltd.(a)	6,085	250,251

Total		943,031

Automobiles 0.8%

Brilliance China Automotive Holdings Ltd.(a)	344,000	461,823

Daihatsu Motor Co., Ltd.	111,000	2,309,089

Hyundai Motor Co.	5,432	1,022,908

Nissan Motor Co., Ltd.	201,700	2,065,117

Tata Motors Ltd.	88,881	494,501

Tofas Turk Otomobil Fabrikasi AS	97,991	590,592

Total		6,944,030

Diversified Consumer Services 0.1%

Capella Education Co.(a)	13,000	355,160

Coinstar, Inc.(a)	11,700	595,296

Strayer Education, Inc.	1,100	62,590

Total		1,013,046

Hotels, Restaurants & Leisure 0.3%

AFC Enterprises, Inc.(a)	6,100	177,266

Bob Evans Farms, Inc.	5,600	247,912

Denny’s Corp.(a)	1,600	8,096

Jubilant Foodworks Ltd.(a)	13,855	312,805

Multimedia Games Holdings Co., Inc.(a)	35,100	594,594

Sands China Ltd.	248,000	1,251,502

Total		2,592,175

Household Durables 0.1%

Arcelik AS	130,365	852,422

NACCO Industries, Inc., Class A	5,900	384,444

Total		1,236,866

Internet & Catalog Retail 0.3%

Expedia, Inc.	46,759	3,051,025

Leisure Equipment & Products 0.5%

Arctic Cat, Inc.(a)	6,880	248,643

Giant Manufacturing Co., Ltd.	51,000	271,208

Mattel, Inc.	65,650	2,470,410

Smith & Wesson Holding Corp.(a)	58,700	504,820

Sturm Ruger & Co., Inc.	11,200	568,624

Total		4,063,705

Media 2.4%

Daiichikosho Co., Ltd.	61,800	1,510,449

Common Stocks (continued)
Issuer	Shares	Value ($)
DISH Network Corp., Class A	86,146	3,210,661

Journal Communications, Inc., Class A(a)	43,400	237,832

McGraw-Hill Companies, Inc. (The)	45,567	2,621,014

News Corp., Class A	275,151	7,632,689

Scholastic Corp.	17,200	510,152

Time Warner, Inc.	92,710	4,683,709

Valassis Communications, Inc.	20,200	566,812

Total		20,973,318

Multiline Retail 0.9%

Robinson Department Store PCL, Foreign Registered Shares	163,000	382,363

SACI Falabella	54,581	634,346

Target Corp.	108,802	6,572,729

Total		7,589,438

Specialty Retail 1.6%

Buckle, Inc. (The)	11,900	556,682

Cato Corp. (The), Class A	14,396	396,898

Cia Hering	13,722	261,024

Express, Inc.(a)	24,780	455,456

Francesca’s Holdings Corp.(a)	19,900	565,160

Gap, Inc. (The)	91,378	2,986,233

Hibbett Sports, Inc.(a)	3,900	205,374

Home Depot, Inc. (The)	92,489	6,189,364

Home Product Center PCL, Foreign Registered Shares	674,765	311,516

Pier 1 Imports, Inc.	31,200	676,728

PT Ace Hardware Indonesia Tbk	3,709,000	289,713

Rent-A-Center, Inc.	17,296	617,121

Sa Sa International Holdings Ltd.	356,000	321,359

Total		13,832,628

Textiles, Apparel & Luxury Goods 0.4%

Arezzo Industria e Comercio SA	17,600	331,434

Trinity Ltd.	536,000	330,965

VF Corp.	11,047	1,630,316

Youngone Corp.	46,780	1,628,587

Total		3,921,302

Total Consumer Discretionary		66,160,564

Consumer Staples 4.1%
Beverages 0.1%

Companhia de Bebidas Americas, ADR	12,872	605,756

Food & Staples Retailing 1.1%

Clicks Group Ltd.	46,304	310,593

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Eurocash SA	52,411	852,832

Koninklijke Ahold NV	226,386	3,325,928

Lawson, Inc.	37,600	2,724,741

Magnit OJSC, GDR(b)	20,502	911,519

PT Sumber Alfaria Trijaya Tbk	763,500	415,457

Shoprite Holdings Ltd.	30,465	573,883

Wumart Stores, Inc., Class H	147,000	293,523

Total		9,408,476

Food Products 0.2%

AVI Ltd.	110,644	676,608

Cal-Maine Foods, Inc.	12,109	504,703

PT Nippon Indosari Corpindo Tbk	720,000	462,361

Want Want China Holdings Ltd.	211,000	279,540

Total		1,923,212

Household Products 0.5%

Harbinger Group, Inc.(a)	7,800	63,960

Kimberly-Clark Corp.	45,643	4,085,505

Total		4,149,465

Personal Products 0.1%

Hypermarcas SA(a)	59,500	513,923

Medifast, Inc.(a)	6,800	166,804

Nature’s Sunshine Products, Inc.	2,100	30,282

Revlon, Inc., Class A(a)	11,500	181,125

Usana Health Sciences, Inc.(a)	14,600	517,570

Total		1,409,704

Tobacco 2.1%

Altria Group, Inc.	325,669	10,968,532

ITC Ltd.	95,742	553,711

Japan Tobacco, Inc.	100,200	3,126,346

Philip Morris International, Inc.	30,870	2,721,499

PT Gudang Garam Tbk	133,290	709,693

Universal Corp.	10,100	549,238

Total		18,629,019

Total Consumer Staples		36,125,632

Energy 5.4%
Energy Equipment & Services 0.6%

Dawson Geophysical Co.(a)	3,700	98,864

Helix Energy Solutions Group, Inc.(a)	22,300	528,956

Matrix Service Co.(a)	6,300	89,964

Superior Energy Services, Inc.(a)	165,231	4,125,818

TGC Industries, Inc.	34,000	309,400

Total		5,153,002

Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.8%

Cairn India Ltd.	54,007	328,277

China Petroleum & Chemical Corp., Class H	662,000	803,200

China Shenhua Energy Co., Ltd., Class H	161,000	692,319

Cloud Peak Energy, Inc.(a)	4,300	75,293

Concho Resources, Inc.(a)	38,572	3,518,538

Continental Resources, Inc.(a)	42,719	3,550,803

CVR Energy, Inc.(a)	10,500	616,875

Energy XXI Bermuda Ltd.	18,300	573,156

EPL Oil & Gas, Inc.(a)	5,900	144,314

Gazprom OAO, ADR	59,361	559,181

HollyFrontier Corp.	93,077	4,860,481

Kunlun Energy Co., Ltd.	110,000	228,616

Lukoil OAO, ADR	10,759	726,340

Marathon Oil Corp.	117,177	3,938,319

Marathon Petroleum Corp.	70,746	5,250,061

Pacific Rubiales Energy Corp.	12,810	298,866

PetroChina Co., Ltd., Class H	688,000	975,633

Royal Dutch Shell PLC, Class B	117,192	4,263,778

Stone Energy Corp.(a)	17,175	386,437

Total SA	86,496	4,689,553

Ultrapar Participacoes SA	31,600	762,805

VAALCO Energy, Inc.(a)	60,300	511,947

W&T Offshore, Inc.	18,900	332,640

Western Refining, Inc.	20,900	702,867

Williams Companies, Inc. (The)	97,643	3,422,387

Total		42,212,686

Total Energy		47,365,688

Financials 11.8%
Capital Markets 1.3%

Apollo Investment Corp.	64,200	577,800

BlackRock Kelso Capital Corp.	49,700	530,299

BlackRock, Inc.	43,245	10,217,929

GAMCO Investors, Inc., Class A	4,700	264,845

Solar Capital Ltd.	13,400	338,618

Total		11,929,491

Commercial Banks 5.1%

Australia and New Zealand Banking Group Ltd.	114,953	3,192,682

Banco Latinoamericano de Comercio Exterior SA, Class E	22,700	526,640

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Bangkok Bank PCL, Foreign Registered Shares	410,500	3,027,321

Comerica, Inc.	175,461	6,028,840

Credicorp Ltd.	7,000	1,097,110

DBS Group Holdings Ltd.	296,000	3,577,514

Enterprise Financial Services Corp.	16,600	222,606

First Interstate Bancsystem, Inc.	15,200	261,896

First Merchants Corp.	38,500	579,425

Grupo Financiero Santander Mexico SAB de CV, ADR, Class B(a)	75,484	1,173,776

Hanmi Financial Corp.(a)	20,700	340,515

HDFC Bank Ltd., ADR	16,156	649,794

ICICI Bank Ltd., ADR	17,674	809,469

Industrial & Commercial Bank of China Ltd., Class H	1,686,020	1,269,758

Kasikornbank PCL, Foreign Registered Shares	133,740	897,164

M&T Bank Corp.	29,194	2,997,932

MainSource Financial Group, Inc.	44,388	612,554

Metropolitan Bank & Trust	377,038	977,073

Oriental Financial Group, Inc.	22,900	329,073

PT Bank Tabungan Pensiunan Nasional Tbk(a)	918,000	466,540

Republic Bancorp, Inc., Class A	18,600	417,942

Sberbank of Russia	307,141	1,113,386

Security Bank Corp.	195,700	835,925

Sterling Financial Corp.	6,700	144,653

Taylor Capital Group, Inc.(a)	16,700	289,745

Turkiye Garanti Bankasi AS	100,962	506,317

Turkiye Halk Bankasi AS	67,971	672,464

U.S. Bancorp	253,477	8,390,089

Wilshire Bancorp, Inc.(a)	13,800	84,732

Zions Bancorporation	144,427	3,368,038

Total		44,860,973

Consumer Finance 0.1%

Nelnet, Inc., Class A	19,600	596,428

World Acceptance Corp.(a)	6,600	511,830

Total		1,108,258

Diversified Financial Services 0.4%

FirstRand Ltd.	99,938	360,315

GT Capital Holdings, Inc.	187,690	3,176,221

Total		3,536,536

Insurance 2.7%

Aflac, Inc.	64,225	3,407,779

Common Stocks (continued)
Issuer	Shares	Value ($)
Allstate Corp. (The)	94,822	4,162,686

American Equity Investment Life Holding Co.	30,800	415,184

Aviva PLC	200,853	1,168,133

AXA SA	185,027	3,426,775

CNO Financial Group, Inc.	58,249	598,217

Horace Mann Educators Corp.	15,000	326,100

Lancashire Holdings Ltd.	127,168	1,651,828

MetLife, Inc.	153,160	5,718,994

Reinsurance Group of America, Inc.	42,927	2,463,581

Symetra Financial Corp.	44,500	620,775

Total		23,960,052

Real Estate Investment Trusts (REITs) 1.5%

AG Mortgage Investment Trust, Inc.	20,600	523,240

BGP Holdings PLC(c)(d)	581,000	1

CapLease, Inc.	43,700	253,023

CDL Hospitality Trusts	2,159,000	3,521,646

Coresite Realty Corp.	19,600	578,200

CYS Investments, Inc.	20,300	263,900

Digital Realty Trust, Inc.	2,200	149,402

First Industrial Realty Trust, Inc.(a)	30,900	484,203

Highwoods Properties, Inc.	17,400	626,400

Invesco Mortgage Capital, Inc.	4,700	101,990

Omega Healthcare Investors, Inc.	24,900	636,444

PennyMac Mortgage Investment Trust	20,500	545,300

RLJ Lodging Trust	32,100	671,211

Simon Property Group, Inc.	26,510	4,246,372

Sovran Self Storage, Inc.	8,800	574,112

Sunstone Hotel Investors, Inc.(a)	36,300	419,991

Total		13,595,435

Real Estate Management & Development 0.6%

Ayala Land, Inc.	913,500	651,161

BR Malls Participacoes SA	40,520	524,572

China Vanke Co., Ltd., Class B	370,976	809,993

Emaar Properties PJSC	2,175,685	2,888,873

Total		4,874,599

Thrifts & Mortgage Finance 0.1%

First Financial Holdings, Inc.	28,100	425,715

Walker & Dunlop, Inc.(a)	4,500	96,660

Total		522,375

Total Financials		104,387,719

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 6.6%
Biotechnology 1.2%

Alkermes PLC(a)	23,900	550,895

Alnylam Pharmaceuticals, Inc.(a)	13,400	323,342

Amgen, Inc.	3,300	282,018

Biogen Idec, Inc.(a)	17,800	2,778,224

Celldex Therapeutics, Inc.(a)	48,000	358,080

Dynavax Technologies Corp.(a)	33,000	101,970

Gilead Sciences, Inc.(a)	126,380	4,985,691

Idenix Pharmaceuticals, Inc.(a)	31,000	147,250

Infinity Pharmaceuticals, Inc.(a)	4,320	148,824

Isis Pharmaceuticals, Inc.(a)	14,670	213,155

Neurocrine Biosciences, Inc.(a)	15,000	135,900

Onyx Pharmaceuticals, Inc.(a)	2,970	230,235

Pharmacyclics, Inc.(a)	2,500	173,325

Sunesis Pharmaceuticals, Inc.(a)	40,900	231,903

Synageva Biopharma Corp.(a)	3,100	143,406

Total		10,804,218

Health Care Equipment & Supplies 0.7%

ICU Medical, Inc.(a)	3,800	229,710

Orthofix International NV(a)	12,984	495,339

STERIS Corp.	3,000	113,190

West Pharmaceutical Services, Inc.	4,600	272,366

Zimmer Holdings, Inc.	64,928	4,843,629

Total		5,954,234

Health Care Providers & Services 0.3%

Centene Corp.(a)	13,500	582,660

HealthSouth Corp.(a)	9,000	214,740

Life Healthcare Group Holdings Ltd.	91,678	322,438

Magellan Health Services, Inc.(a)	4,878	250,242

Molina Healthcare, Inc.(a)	19,400	556,974

Qualicorp SA(a)	75,240	778,338

Triple-S Management Corp., Class B(a)	14,600	263,822

Total		2,969,214

Life Sciences Tools & Services 0.9%

Cambrex Corp.(a)	41,500	487,625

PAREXEL International Corp.(a)	18,800	636,380

Thermo Fisher Scientific, Inc.	89,860	6,482,500

Total		7,606,505

Pharmaceuticals 3.5%

Jazz Pharmaceuticals PLC(a)	43,153	2,433,398

Johnson & Johnson	127,682	9,438,253

Novo Nordisk A/S, ADR	44,614	8,224,591

Common Stocks (continued)
Issuer	Shares	Value ($)
Pozen, Inc.(a)	50,400	267,624

Questcor Pharmaceuticals, Inc.	22,168	564,841

Roche Holding AG, ADR	65,520	3,635,050

Roche Holding AG, Genusschein Shares	14,268	3,157,601

Sanofi	31,584	3,081,700

Sciclone Pharmaceuticals, Inc.(a)	55,600	290,788

Total		31,093,846

Total Health Care		58,428,017

Industrials 7.0%
Aerospace & Defense 1.2%

American Science & Engineering, Inc.	7,600	513,608

Embraer SA, ADR	75,087	2,475,618

Esterline Technologies Corp.(a)	8,700	577,593

Honeywell International, Inc.	45,995	3,138,699

Saab AB, Class B	183,984	3,978,987

Total		10,684,505

Air Freight & Logistics —%

Forward Air Corp.	3,000	111,330

Airlines 0.4%

Alaska Air Group, Inc.(a)	15,422	711,417

Copa Holdings SA, Class A	3,542	388,203

United Continental Holdings, Inc.(a)	113,631	2,744,189

Total		3,843,809

Building Products 0.1%

Nortek, Inc.(a)	7,300	526,695

Commercial Services & Supplies 0.5%

Courier Corp.	24,600	297,906

Deluxe Corp.	88,574	3,258,637

Intersections, Inc.	13,300	138,054

Quad/Graphics, Inc.	27,400	594,580

Steelcase, Inc., Class A	25,800	351,654

Sykes Enterprises, Inc.(a)	2,300	37,030

Unifirst Corp.	2,400	196,176

Total		4,874,037

Construction & Engineering 0.7%

Argan, Inc.	23,600	443,680

Chicago Bridge & Iron Co. NV	56,531	2,872,340

China Communications Construction Co., Ltd., Class H	795,560	808,783

CTCI Corp.	945,000	1,811,105

Total		5,935,908

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.6%

AZZ, Inc.	11,100	474,969

Brady Corp., Class A	11,400	397,746

Encore Wire Corp.	14,100	459,942

EnerSys, Inc.(a)	16,600	679,438

Havells India Ltd	25,259	312,750

Rockwell Automation, Inc.	34,419	3,069,831

Zhuzhou CSR Times Electric Co., Ltd., Class H	61,000	195,466

Total		5,590,142

Industrial Conglomerates 0.1%

Alfa SAB de CV, Class A	192,770	464,846

Machinery 1.4%

Airtac International Group	54,000	315,776

Cummins India Ltd.	26,536	244,152

Eicher Motors Ltd.	3,871	205,256

FreightCar America, Inc.	15,500	384,245

Gildemeister AG	171,668	4,234,097

Illinois Tool Works, Inc.	41,855	2,629,750

Kadant, Inc.(a)	4,400	118,228

LB Foster Co., Class A	6,400	277,184

Lydall, Inc.(a)	18,100	276,568

Parker Hannifin Corp.	30,808	2,864,220

Sun Hydraulics Corp.	2,300	63,480

Turk Traktor ve Ziraat Makineleri AS	11,276	317,363

Watts Water Technologies, Inc., Class A	12,300	567,030

Total		12,497,349

Professional Services 0.1%

Barrett Business Services, Inc.	2,100	84,504

Corporate Executive Board Co. (The)	4,600	230,506

RPX Corp.(a)	12,600	131,418

Total		446,428

Road & Rail 1.5%

CSX Corp.	112,534	2,479,124

JB Hunt Transport Services, Inc.	38,515	2,590,904

Kansas City Southern	21,402	1,992,740

Old Dominion Freight Line, Inc.(a)	14,550	542,424

Union Pacific Corp.	24,163	3,176,468

Werner Enterprises, Inc.	91,598	2,163,545

Total		12,945,205

Trading Companies & Distributors 0.4%

Applied Industrial Technologies, Inc.	2,400	105,504

ITOCHU Corp.	216,100	2,443,984

Common Stocks (continued)
Issuer	Shares	Value ($)
Mills Estruturas e Servicos de Engenharia SA	45,470	764,931

PT AKR Corporindo Tbk	603,500	240,265

Total		3,554,684

Transportation Infrastructure —%

Hutchison Port Holdings Trust	398,000	326,090

Total Industrials		61,801,028

Information Technology 8.9%
Communications Equipment 0.8%

AAC Technologies Holdings, Inc.	38,000	147,026

Comtech Telecommunications Corp.	4,200	111,300

F5 Networks, Inc.(a)	51,141	5,363,668

InterDigital, Inc.	13,400	581,426

Loral Space & Communications, Inc.	1,900	111,511

Plantronics, Inc.	13,271	545,704

Symmetricom, Inc.(a)	12,400	66,836

Total		6,927,471

Computers & Peripherals 1.5%

Apple, Inc.	10,120	4,607,737

EMC Corp.(a)	349,174	8,593,172

Lenovo Group Ltd.	342,000	356,230

Total		13,557,139

Electronic Equipment, Instruments & Components 0.5%

Anixter International, Inc.	1,200	80,736

Benchmark Electronics, Inc.(a)	30,700	539,092

Hon Hai Precision Industry Co., Ltd.	241,000	689,987

Insight Enterprises, Inc.(a)	4,600	90,160

LG Display Co., Ltd.(a)	26,810	719,941

Plexus Corp.(a)	1,100	28,072

Power-One, Inc.(a)	94,100	378,282

Samsung SDI Co., Ltd.	2,480	324,568

Sanmina Corp.(a)	54,100	515,032

SYNNEX Corp.(a)	14,600	524,870

Tong Hsing Electronic Industries Ltd.	58,000	223,659

TPK Holding Co., Ltd.	35,000	603,161

Total		4,717,560

Internet Software & Services 1.2%

Dice Holdings, Inc.(a)	10,000	94,100

Digital River, Inc.(a)	8,200	119,064

eBay, Inc.(a)	145,699	8,148,945

Mail.ru Group Ltd., GDR(b)	9,413	313,171

PChome Online, Inc.	51,932	255,167

Tencent Holdings Ltd.	12,700	443,571

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Travelzoo, Inc.(a)	24,400	534,848

XO Group, Inc.(a)	26,000	250,120

Total		10,158,986

IT Services 1.5%

Acxiom Corp.(a)	34,600	613,458

Cielo SA	7,300	206,461

Convergys Corp.	33,900	576,978

CSG Systems International, Inc.(a)	26,000	489,580

Teradata Corp.(a)	48,572	3,237,809

Visa, Inc., Class A	49,145	7,760,487

Total		12,884,773

Semiconductors & Semiconductor Equipment 1.7%

Advanced Energy Industries, Inc.(a)	11,900	182,665

Cohu, Inc.	7,500	78,600

Iljin Display Co., Ltd.	11,150	193,175

Intersil Corp., Class A	53,400	461,910

IXYS Corp.	56,200	541,768

MediaTek, Inc.	33,000	361,446

Microchip Technology, Inc.	4,300	143,835

RF Micro Devices, Inc.(a)	90,100	450,500

Samsung Electronics Co., Ltd.	6,280	8,355,125

SK Hynix, Inc.(a)	15,720	351,831

Taiwan Semiconductor Manufacturing Co., Ltd.	204,530	700,868

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	163,344	2,897,723

Ultra Clean Holdings(a)	51,300	287,793

Total		15,007,239

Software 1.7%

Aspen Technology, Inc.(a)	21,200	648,720

AVG Technologies NV(a)	35,200	482,240

Citrix Systems, Inc.(a)	94,016	6,878,211

CommVault Systems, Inc.(a)	10,000	767,300

Fair Isaac Corp.	1,500	67,605

Netscout Systems, Inc.(a)	20,200	525,806

Salesforce.com, Inc.(a)	31,647	5,447,398

TeleNav, Inc.(a)	17,800	140,620

Total		14,957,900

Total Information Technology		78,211,068

Materials 3.5%
Chemicals 2.0%

Agrium, Inc.	46,913	5,324,156

Alpek SA de CV	160,495	400,903

Asian Paints Ltd.	5,521	467,164

Common Stocks (continued)
Issuer	Shares	Value ($)
BASF SE	33,642	3,410,405

Eastman Chemical Co.	45,198	3,215,838

Huchems Fine Chemical Corp.	12,510	292,992

Innospec, Inc.	15,500	623,875

LG Chem Ltd.	1,846	516,522

Minerals Technologies, Inc.	5,000	206,850

PPG Industries, Inc.	23,573	3,250,010

Tredegar Corp.	16,600	378,646

Total		18,087,361

Construction Materials 0.2%

Anhui Conch Cement Co., Ltd., Class H	76,000	298,391

Eagle Materials, Inc.	4,900	317,373

PT Indocement Tunggal Prakarsa Tbk	298,250	666,069

Siam Cement PCL, NVDR	20,100	299,259

United States Lime & Minerals, Inc.(a)	1,700	78,285

Total		1,659,377

Containers & Packaging —%

Boise, Inc.	9,300	76,725

Myers Industries, Inc.	9,800	144,844

Total		221,569

Metals & Mining 1.1%

Aurubis AG	47,044	3,530,448

Cliffs Natural Resources, Inc.	86,991	3,245,634

Coeur d’Alene Mines Corp.(a)	6,600	143,220

Grupo Mexico SAB de CV, Class B	109,733	408,221

Vale SA	30,112	608,788

Yamana Gold, Inc.	105,778	1,729,470

Total		9,665,781

Paper & Forest Products 0.2%

Buckeye Technologies, Inc.	12,100	347,875

PH Glatfelter Co.	28,100	522,098

Schweitzer-Mauduit International, Inc.	14,600	594,804

Total		1,464,777

Total Materials		31,098,865

Telecommunication Services 0.7%
Wireless Telecommunication Services 0.7%

Advanced Information Service PCL, Foreign Registered Shares	119,100	839,597

Bharti Airtel Ltd.	52,090	332,591

Far EasTone Telecommunications Co., Ltd.	487,000	1,239,061

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Freenet AG	144,156	3,105,338

Mobile Telesystems OJSC, ADR	23,232	456,741

PT Tower Bersama Infrastructure Tbk(a)	464,000	281,029

U.S.A. Mobility, Inc.	24,212	279,891

Total		6,534,248

Total Telecommunication Services		6,534,248

Utilities 2.4%
Electric Utilities 0.9%

Edison International	137,044	6,604,150

El Paso Electric Co.	17,900	603,051

Portland General Electric Co.	23,000	660,560

Total		7,867,761

Gas Utilities 0.4%

Chesapeake Utilities Corp.	4,600	218,316

ENN Energy Holdings Ltd.	116,530	558,250

Laclede Group, Inc. (The)	2,600	103,792

Questar Corp.	72,774	1,690,540

Southwest Gas Corp.	12,500	556,750

Towngas China Co., Ltd.	203,000	167,517

Total		3,295,165

Independent Power Producers & Energy Traders 0.7%

AES Corp.	544,121	5,898,272

Energy Development Corp.	2,206,100	388,072

Total		6,286,344

Multi-Utilities 0.4%

CMS Energy Corp.	124,741	3,205,844

Water Utilities —%

American States Water Co.	6,400	323,520

Total Utilities		20,978,634

Total Common Stocks
(Cost: $452,592,923)		511,091,463

Preferred Stocks 0.5%
Consumer Staples 0.4%
Household Products 0.4%

Henkel AG & Co. KGaA	38,601	3,408,383

Total Consumer Staples		3,408,383

Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%

Petroleo Brasileiro SA	80,770	733,332

Total Energy		733,332

Total Preferred Stocks
(Cost: $3,386,482)		4,141,715

Convertible Preferred Stocks 0.7%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Automobiles 0.1%

General Motors Co., 4.750%	6,700	290,244

Media —%

Interpublic Group of Companies, Inc. (The), 5.250%	190	216,719

Total Consumer Discretionary		506,963

Consumer Staples —%
Food Products —%

Bunge Ltd., 4.875%	3,300	356,615

Total Consumer Staples		356,615

Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%

Apache Corp., 6.000%	6,100	288,713

Chesapeake Energy Corp., 5.000%	4,400	369,050

Chesapeake Energy Corp., 5.750%(b)	250	254,219

Energy XXI Bermuda Ltd., 5.625%	380	129,362

Penn Virginia Corp., 6.000%	1,425	128,132

Whiting Petroleum Corp., 6.250%	530	118,126

Total		1,287,602

Total Energy		1,287,602

Financials 0.3%
Commercial Banks 0.1%

Fifth Third Bancorp, 8.500%	2,000	290,440

Diversified Financial Services 0.1%

AMG Capital Trust II, 5.150%	6,200	315,037

Bank of America Corp., 7.250%	500	592,885

Total		907,922

Insurance —%

MetLife, Inc., 5.000%	5,600	273,224

Real Estate Investment Trusts (REITs) 0.1%

Alexandria Real Estate Equities, Inc., 7.000%	11,000	297,000

Health Care REIT, Inc., 6.500%	8,300	484,305

Total		781,305

Total Financials		2,252,891

Industrials 0.1%
Aerospace & Defense —%

United Technologies Corp., 7.500%	5,000	284,700

Road & Rail 0.1%

2010 Swift Mandatory Common Exchange Security Trust, 6.000%(b)	20,000	247,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Convertible Preferred Stocks (continued)
Issuer	Shares	Value ($)
Genesee & Wyoming, Inc., 5.000%	1,350	163,174

Total		410,924

Total Industrials		695,624

Information Technology —%
IT Services —%

Unisys Corp., 6.250%	2,300	148,143

Total Information Technology		148,143

Materials —%
Metals & Mining —%

ArcelorMittal	8,500	220,575

Total Materials		220,575

Utilities 0.1%
Electric Utilities 0.1%

NextEra Energy, Inc., 5.599%	5,500	286,385

PPL Corp., 8.750%	5,420	296,420

Total		582,805

Total Utilities		582,805

Total Convertible Preferred Stocks
(Cost: $5,742,164)		6,051,218

Corporate Bonds & Notes(e) 8.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	436,000	445,810

B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	211,000	222,605

Bombardier, Inc.(b) Senior Notes
01/15/16	4.250%	106,000	109,180
01/15/23	6.125%	208,000	210,600

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	247,000	270,774
03/15/21	7.125%	115,000	126,500

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	612,000	671,670

TransDigm, Inc.(b)
10/15/20	5.500%	122,000	127,185

Total			2,184,324

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
Allison Transmission, Inc.(b)
05/15/19	7.125%	182,000	197,015

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	246,000	273,060

Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	55,000	58,987
02/15/21	6.750%	156,000	169,650

Delphi Corp.
05/15/19	5.875%	145,000	155,150

Jaguar Land Rover Automotive PLC(b)
02/01/23	5.625%	155,000	158,100

Lear Corp.
03/15/20	8.125%	192,000	214,080

Lear Corp.(b)
01/15/23	4.750%	50,000	49,750

Schaeffler Finance BV Senior Secured(b)
02/15/19	8.500%	153,000	173,655

Visteon Corp.
04/15/19	6.750%	425,000	454,750

Total			1,904,197

Banking 0.2%
Ally Financial, Inc.
02/15/17	5.500%	123,000	132,235
09/15/20	7.500%	102,000	122,655
03/15/20	8.000%	779,000	955,249

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	265,000	300,112

Total			1,510,251

Brokerage 0.1%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	177,000	183,637

Nuveen Investments, Inc.(b) Senior Unsecured
10/15/20	9.500%	234,000	241,020
10/15/17	9.125%	43,000	43,538

Total			468,195

Building Materials 0.1%
Gibraltar Industries, Inc.(b)
02/01/21	6.250%	50,000	51,938

HD Supply, Inc.(b)
01/15/21	10.500%	135,000	138,038
Secured
04/15/20	11.000%	85,000	101,363

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc.(b)(f) Senior Unsecured
07/15/20	7.500%	175,000	172,812

Interface, Inc.
12/01/18	7.625%	56,000	60,760

Nortek, Inc.
12/01/18	10.000%	29,000	32,915
04/15/21	8.500%	157,000	177,802

Total			735,628

Chemicals 0.4%
Ashland, Inc.(b)
08/15/22	4.750%	95,000	97,613

Celanese U.S. Holdings LLC
11/15/22	4.625%	56,000	57,820
06/15/21	5.875%	181,000	203,172

Dupont Performance Coatings, Inc.(b)(f)
05/01/21	7.375%	199,000	204,975

Eagle Spinco, Inc.(b)
02/15/21	4.625%	102,000	102,638

Huntsman International LLC
11/15/20	4.875%	76,000	76,760
03/15/21	8.625%	19,000	21,755

JM Huber Corp. Senior Notes(b)
11/01/19	9.875%	110,000	123,062

Koppers, Inc.
12/01/19	7.875%	18,000	19,823

LyondellBasell Industries NV Senior Unsecured
11/15/21	6.000%	682,000	801,350
04/15/24	5.750%	215,000	248,862

MacDermid, Inc.(b)
04/15/17	9.500%	264,000	275,220

Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	228,000	234,840

Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	6,000	6,840

PQ Corp. Secured (b)
05/01/18	8.750%	527,000	549,397

Polypore International, Inc.
11/15/17	7.500%	185,000	201,187

Sibur Securities Ltd.(b)
01/31/18	3.914%	500,000	497,582

Total			3,722,896

Construction Machinery 0.2%
CNH Capital LLC
11/01/16	6.250%	394,000	434,385

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Case New Holland, Inc.
12/01/17	7.875%	289,000	341,742

Columbus McKinnon Corp.
02/01/19	7.875%	69,000	74,003

H&E Equipment Services, Inc.(b)
09/01/22	7.000%	24,000	26,220

Neff Rental LLC/Finance Corp. Secured(b)
05/15/16	9.625%	350,000	365,312

United Rentals North America, Inc.
04/15/22	7.625%	94,000	104,810
05/15/20	7.375%	87,000	95,700
12/15/19	9.250%	218,000	249,065
Secured
07/15/18	5.750%	106,000	113,950
Senior Unsecured
02/01/21	8.250%	105,000	119,438

Total			1,924,625

Consumer Cyclical Services 0.1%
Goodman Networks, Inc. Senior Secured(b)
07/01/18	13.125%	216,000	239,760

Monitronics International, Inc.
04/01/20	9.125%	100,000	104,750

Vivint, Inc.(b) Senior Secured
12/01/19	6.375%	621,000	608,580
Senior Unsecured
12/01/20	8.750%	172,000	168,560

Total			1,121,650

Consumer Products 0.1%
Alphabet Holding Co., Inc. Senior Unsecured PIK(b)
11/01/17	7.750%	83,000	85,697

Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	70,000	75,338

Serta Simmons Holdings LLC Senior Unsecured(b)
10/01/20	8.125%	210,000	215,250

Spectrum Brands Escrow Corp.(b) Senior Unsecured
11/15/20	6.375%	143,000	152,116
11/15/22	6.625%	78,000	84,240

Spectrum Brands, Inc.(b)
03/15/20	6.750%	224,000	241,920

Tempur-Pedic International, Inc.(b)
12/15/20	6.875%	25,000	26,563

Total			881,124

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	225,000	240,750

Apex Tool Group LLC(b)(f)
02/01/21	7.000%	48,000	49,200

Silver II Borrower/US Holdings LLC(b)
12/15/20	7.750%	157,000	164,457

Tomkins LLC/Inc. Secured
10/01/18	9.000%	115,000	128,369

Unifrax I LLC/Holding Co.(b)(f)
02/15/19	7.500%	61,000	61,000

Total			643,776

Electric —%
Calpine Corp. Senior Secured(b)
02/15/21	7.500%	210,000	227,325

GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	129,000	153,188

Total			380,513

Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	276,000	304,980
12/01/20	9.750%	59,000	68,735

Cinemark USA, Inc.(b)
12/15/22	5.125%	75,000	75,938

Regal Entertainment Group Senior Unsecured
02/01/25	5.750%	47,000	46,530

Total			496,183

Environmental —%
Clean Harbors, Inc.
08/01/20	5.250%	162,000	169,290

Clean Harbors, Inc.(b)
06/01/21	5.125%	60,000	62,700

Total			231,990

Food and Beverage 0.1%
Cott Beverages, Inc.
09/01/18	8.125%	54,000	59,535

MHP SA(b)
04/29/15	10.250%	400,000	429,000

Total			488,535

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount $)	Value ($)
Gaming 0.2%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	270,000	271,350

MGM Resorts International
03/01/18	11.375%	290,000	361,050

ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	138,000	159,045

Seneca Gaming Corp.(b)
12/01/18	8.250%	179,000	190,187

Studio City Finance Ltd.(b)
12/01/20	8.500%	372,000	406,782

Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	81,000	72,090

Total			1,460,504

Gas Pipelines 0.4%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	257,000	255,715

El Paso LLC
09/15/20	6.500%	850,000	948,812
01/15/32	7.750%	7,000	8,230

Hiland Partners LP/Finance Corp.(b)
10/01/20	7.250%	400,000	433,000

MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	200,000	211,000
06/15/22	6.250%	222,000	240,870

Regency Energy Partners LP/Corp.
04/15/23	5.500%	34,000	36,040

Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	332,000	359,390
07/15/21	6.500%	251,000	274,218

Sabine Pass Liquefaction LLC Senior Secured(b)(f)
02/01/21	5.625%	180,000	180,675

Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	50,000	50,750

Tesoro Logistics LP/Finance Corp. Senior Unsecured(b)
10/01/20	5.875%	109,000	114,995

Total			3,113,695

Health Care 0.8%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	52,421	55,173

American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	190,000	200,925

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amsurg Corp.(b)
11/30/20	5.625%	80,000	83,600

Biomet, Inc.(b)
08/01/20	6.500%	332,000	348,600

CHS/Community Health Systems, Inc.
07/15/20	7.125%	26,000	28,080
11/15/19	8.000%	279,000	306,202
Senior Secured
08/15/18	5.125%	219,000	230,497

ConvaTec Healthcare E SA Senior Unsecured(b)
12/15/18	10.500%	249,000	276,390

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	167,000	175,350

Emdeon, Inc.
12/31/19	11.000%	116,000	133,690

Fresenius Medical Care U.S. Finance II, Inc.(b)
07/31/19	5.625%	36,000	38,970
01/31/22	5.875%	250,000	273,125

Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	30,000	33,750

HCA Holdings, Inc. Senior Unsecured
05/15/21	7.750%	275,000	301,125
02/15/21	6.250%	387,000	407,317

HCA, Inc.
05/01/23	5.875%	49,000	51,083
02/15/22	7.500%	379,000	437,745
Senior Secured
02/15/20	6.500%	106,000	117,925

Hanger, Inc.
11/15/18	7.125%	225,000	241,875

Health Management Associates, Inc.
01/15/20	7.375%	144,000	158,220

HealthSouth Corp.
02/15/20	8.125%	55,000	60,363

Hologic, Inc.(b)
08/01/20	6.250%	35,000	37,625

IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	361,000	366,415

IMS Health, Inc. Senior Unsecured(b)
11/01/20	6.000%	107,000	111,547

Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured(b)
11/01/18	10.500%	88,000	94,160

LifePoint Hospitals, Inc.
10/01/20	6.625%	159,000	173,310

Multiplan, Inc.(b)
09/01/18	9.875%	339,000	377,137

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%	253,000	283,360

Physiotherapy Associates Holdings, Inc. Senior Unsecured(b)
05/01/19	11.875%	93,000	88,583

Radnet Management, Inc.
04/01/18	10.375%	43,000	44,398

Rural/Metro Corp. Senior Unsecured(b)
07/15/19	10.125%	111,000	111,278

STHI Holding Corp. Secured(b)
03/15/18	8.000%	140,000	151,550

Tenet Healthcare Corp. Senior Unsecured
02/01/20	6.750%	124,000	129,580

Tenet Healthcare Corp.(b) Senior Secured
06/01/20	4.750%	165,000	166,031

Tenet Healthcare Corp.(b)(f) Senior Secured
04/01/21	4.500%	24,000	23,610

Truven Health Analytics, Inc. Senior Unsecured(b)
06/01/20	10.625%	95,000	103,313

United Surgical Partners International, Inc.
04/01/20	9.000%	109,000	122,352

Universal Hospital Services, Inc. Secured
08/15/20	7.625%	58,000	62,205

VWR Funding, Inc.(b)
09/15/17	7.250%	13,000	13,813

Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	323,000	342,380
02/01/19	7.750%	144,000	152,100

Total			6,914,752

Home Construction 0.1%
Beazer Homes USA, Inc.
05/15/19	9.125%	65,000	69,875

Beazer Homes USA, Inc.(b)(f)
02/01/23	7.250%	66,000	66,495

KB Home
09/15/22	7.500%	58,000	64,815
03/15/20	8.000%	75,000	86,906

Meritage Homes Corp.
04/01/22	7.000%	74,000	81,585

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	126,000	141,120

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/20	7.750%	156,000	167,700
04/15/20	7.750%	47,000	50,525

Total			729,021

Independent Energy 1.0%
Antero Resources Finance Corp.
08/01/19	7.250%	36,000	39,060
12/01/17	9.375%	231,000	251,790

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	256,000	275,840

Chaparral Energy, Inc.
11/15/22	7.625%	21,000	22,680

Chesapeake Energy Corp.
08/15/20	6.625%	824,000	904,340

Cimarex Energy Co.
05/01/22	5.875%	94,000	101,050

Comstock Resources, Inc.
06/15/20	9.500%	293,000	316,440

Concho Resources, Inc.
04/01/23	5.500%	111,000	117,105
01/15/22	6.500%	26,000	28,340
10/01/22	5.500%	281,000	297,860
10/01/17	8.625%	87,000	93,960
01/15/21	7.000%	53,000	58,565

Continental Resources, Inc.
09/15/22	5.000%	544,000	579,360
10/01/20	7.375%	1,000	1,130
04/01/21	7.125%	318,000	360,135

EP Energy Holdings LLC/Bond Co., Inc. PIK Senior Unsecured(b)
12/15/17	8.125%	102,000	103,020

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	30,000	32,250
Senior Secured
05/01/19	6.875%	169,000	182,520

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	291,000	327,375

Halcon Resources Corp.(b)
05/15/21	8.875%	225,000	240,187

Kodiak Oil & Gas Corp.
12/01/19	8.125%	615,000	685,725

Kodiak Oil & Gas Corp.(b)
01/15/21	5.500%	94,000	94,705

Laredo Petroleum, Inc.
05/01/22	7.375%	130,000	140,725
02/15/19	9.500%	287,000	324,310

MEG Energy Corp.(b)
01/30/23	6.375%	55,000	57,338
03/15/21	6.500%	346,000	363,300

Novatek Finance Ltd. Senior Unsecured(b)
02/03/21	6.604%	400,000	468,135

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oasis Petroleum, Inc.
01/15/23	6.875%	71,000	77,212
02/01/19	7.250%	200,000	217,000
11/01/21	6.500%	361,000	386,270

Plains Exploration & Production Co.
11/15/20	6.500%	300,000	331,875
02/15/23	6.875%	174,000	199,012

QEP Resources, Inc. Senior Unsecured
10/01/22	5.375%	26,000	27,755
05/01/23	5.250%	265,000	278,250
03/01/21	6.875%	180,000	208,350

Range Resources Corp.
08/15/22	5.000%	36,000	37,800
05/15/19	8.000%	321,000	356,310

SM Energy Co. Senior Unsecured
11/15/21	6.500%	276,000	293,940
01/01/23	6.500%	13,000	13,845

Sandridge Energy, Inc.
10/15/22	8.125%	11,000	11,908
02/15/23	7.500%	42,000	44,415

Whiting Petroleum Corp.
10/01/18	6.500%	7,000	7,508

Total			8,958,695

Integrated Energy 0.1%
Lukoil International Finance BV(b)
11/09/20	6.125%	650,000	742,776

Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	73,000	81,030

Media Cable 0.3%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	481,000	538,720
09/30/22	5.250%	163,000	161,370
01/31/22	6.625%	46,000	50,140

CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	212,000	254,930

CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	109,000	122,625

Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	144,000	141,660
04/15/20	8.000%	36,000	40,680

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)
09/15/20	6.375%	165,000	172,837

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
09/01/19	7.875%	184,000	217,580
06/01/21	6.750%	423,000	473,760

Quebecor Media, Inc. Senior Unsecured(b)
01/15/23	5.750%	227,000	237,782

Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(b)
01/15/23	5.500%	165,000	172,013

Videotron Ltd.
07/15/22	5.000%	143,000	149,435

WaveDivision Escrow LLC/Corp. Senior Unsecured(b)
09/01/20	8.125%	5,000	5,225

Total			2,738,757

Media Non-Cable 0.6%
AMC Networks, Inc.
07/15/21	7.750%	328,000	374,740
12/15/22	4.750%	90,000	90,000

Clear Channel Communications, Inc.
08/01/16	10.750%	135,000	104,625

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	261,000	272,745

Clear Channel Worldwide Holdings, Inc.(b)
11/15/22	6.500%	131,000	138,205
11/15/22	6.500%	356,000	379,140

DigitalGlobe, Inc.(b)
02/01/21	5.250%	77,000	76,808

Getty Images, Inc. Senior Notes(b)
10/15/20	7.000%	232,000	240,700

Hughes Satellite Systems Corp.
06/15/21	7.625%	443,000	507,235
Senior Secured
06/15/19	6.500%	56,000	61,880

Intelsat Jackson Holdings SA Senior Unsecured
04/01/21	7.500%	174,000	188,790

Intelsat Jackson Holdings SA(b) Senior Unsecured
10/15/20	7.250%	346,000	370,220

Intelsat Luxembourg SA PIK
02/04/17	11.500%	330,000	349,800

National CineMedia LLC Senior Secured
04/15/22	6.000%	147,000	156,923
Senior Unsecured
07/15/21	7.875%	114,000	126,540

Nielsen Finance LLC/Co.
10/15/18	7.750%	435,000	484,481

Nielsen Finance LLC/Co.(b)
10/01/20	4.500%	363,000	356,647

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Salem Communications Corp. Secured
12/15/16	9.625%	98,000	107,800

Starz LLC/Finance Corp.(b)
09/15/19	5.000%	73,000	75,555

Univision Communications, Inc.(b)
05/15/21	8.500%	244,000	258,640
Senior Secured
05/15/19	6.875%	175,000	183,750
11/01/20	7.875%	200,000	218,000
09/15/22	6.750%	132,000	137,940

Total			5,261,164

Metals 0.3%
Alpha Natural Resources, Inc.
06/01/19	6.000%	44,000	39,820
06/01/21	6.250%	43,000	38,270
04/15/18	9.750%	247,000	269,230

ArcelorMittal Senior Unsecured
03/01/21	6.000%	266,000	279,602

Arch Coal, Inc.
06/15/21	7.250%	135,000	120,825

Arch Coal, Inc.(b)
06/15/19	9.875%	180,000	186,750

Calcipar SA Senior Secured(b)
05/01/18	6.875%	102,000	107,100

FMG Resources August 2006 Proprietary Ltd.(b)
11/01/19	8.250%	512,000	554,240

Inmet Mining Corp.(b)
06/01/21	7.500%	100,000	107,500
06/01/20	8.750%	355,000	394,050

JMC Steel Group, Inc. Senior Notes(b)
03/15/18	8.250%	153,000	162,945

Peabody Energy Corp.
11/15/18	6.000%	62,000	64,945
11/15/21	6.250%	180,000	188,100

Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	240,000	249,600

Total			2,762,977

Non-Captive Consumer 0.1%
SLM Corp. Senior Notes
01/25/16	6.250%	176,000	193,654

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	371,000	353,378

Total			547,032

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Non-Captive Diversified 0.3%
Air Lease Corp.(f)
03/01/20	4.750%	310,000	306,900

CIT Group, Inc. Senior Unsecured
08/15/17	4.250%	109,000	112,815
03/15/18	5.250%	253,000	270,710

CIT Group, Inc.(b) Senior Secured
04/01/18	6.625%	333,000	372,960
Senior Unsecured
02/15/19	5.500%	511,000	546,770

International Lease Finance Corp. Senior Unsecured
05/15/19	6.250%	138,000	152,490
09/01/17	8.875%	280,000	335,300
12/15/20	8.250%	640,000	784,000

Total			2,881,945

Oil Field Services 0.1%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	483,000	525,262

Green Field Energy Services, Inc.(b) Senior Secured
11/15/16	13.250%	5,000	5,000
11/15/16	13.250%	175,000	175,000

Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	273,000	296,205

Oil States International, Inc.
06/01/19	6.500%	77,000	82,198

Oil States International, Inc.(b)
01/15/23	5.125%	116,000	117,450

Total			1,201,115

Other Financial Institutions —%
FTI Consulting, Inc.(b)
11/15/22	6.000%	89,000	93,673

Other Industry —%
Interline Brands, Inc.
11/15/18	7.500%	252,000	273,420

SPL Logistics Escrow LLC/Finance Corp. Senior Secured(b)
08/01/20	8.875%	100,000	106,750

Total			380,170

Packaging 0.2%
Berry Plastics Corp. Secured
01/15/21	9.750%	242,000	283,745

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	310,000	338,675
Senior Secured
02/15/21	6.875%	325,000	348,562
08/15/19	7.875%	129,000	141,900
04/15/19	7.125%	351,000	376,009

Sealed Air Corp.(b)
09/15/21	8.375%	68,000	78,030
12/01/20	6.500%	59,000	65,195

Total			1,632,116

Pharmaceuticals 0.1%
Jaguar Holding Co. I Senior Unsecured PIK(b)
10/15/17	9.375%	102,000	108,120

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b)
12/01/19	9.500%	41,000	46,535

VPI Escrow Corp.(b)
10/15/20	6.375%	248,000	255,440

Valeant Pharmaceuticals International Senior Notes(b)
10/15/20	6.375%	50,000	51,625

Total			461,720

Property & Casualty —%
Alliant Holdings, Inc. Senior Unsecured(b)
12/15/20	7.875%	133,000	133,333

Hub International Ltd.(b)
10/15/18	8.125%	235,000	243,225

Total			376,558

Restaurants —%
Shearer’s Foods, Inc. LLC Senior Secured(b)
11/01/19	9.000%	121,000	129,773

Retailers 0.2%
99 Cent Only Stores
12/15/19	11.000%	59,000	67,850

AutoNation, Inc.
02/01/20	5.500%	74,000	80,105

Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	174,000	189,225

Jo-Ann Stores, Inc. Senior Unsecured(b)
03/15/19	8.125%	123,000	126,690

Limited Brands, Inc.
04/01/21	6.625%	405,000	460,687

Penske Automotive Group, Inc.(b)
10/01/22	5.750%	118,000	121,245

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Rite Aid Corp.
03/15/20	9.250%		184,000	204,700
Senior Secured
08/15/20	8.000%		253,000	288,420
Senior Unsecured
02/15/27	7.700%		144,000	135,000

Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%		237,000	261,885
06/01/22	5.750%		30,000	31,725

Total				1,967,532

Supranational —%
European Investment Bank Senior Unsecured
06/20/17	1.400%	JPY	12,000,000	137,341
01/18/27	2.150%	JPY	2,500,000	29,405

Total				166,746

Technology 0.5%
Alliance Data Systems Corp.(b)
04/01/20	6.375%		91,000	98,280
12/01/17	5.250%		168,000	175,140

Amkor Technology, Inc.
05/01/18	7.375%		201,000	211,552
Senior Unsecured
06/01/21	6.625%		162,000	165,645
10/01/22	6.375%		98,000	98,490

Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%		3,000	3,105
01/15/20	6.875%		134,000	146,395

CDW LLC/Finance Corp.
04/01/19	8.500%		442,000	489,515

Cardtronics, Inc.
09/01/18	8.250%		220,000	242,550

Equinix, Inc. Senior Unsecured
07/15/21	7.000%		74,000	82,695

First Data Corp.
01/15/21	12.625%		404,000	430,260

First Data Corp.(b) Secured
01/15/21	8.250%		231,000	237,930
Senior Secured
11/01/20	6.750%		89,000	91,448
06/15/19	7.375%		133,000	139,983
08/15/20	8.875%		407,000	450,752

First Data Corp.(b)(f)
01/15/21	11.250%		40,000	40,100

Freescale Semiconductor, Inc. Senior Secured(b)
04/15/18	9.250%		227,000	249,700

Interactive Data Corp.
08/01/18	10.250%		384,000	434,880

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC(b) Senior Secured
08/01/18	9.750%	100,000	116,000

NXP BV/Funding LLC(b)(f)
02/15/21	5.750%	175,000	175,000

Nuance Communications, Inc.(b)
08/15/20	5.375%	308,000	317,240

Total			4,396,660

Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	242,000	280,115

Hertz Corp. (The)
01/15/21	7.375%	314,000	348,540

Total			628,655

Wireless 0.4%
Cricket Communications, Inc.
10/15/20	7.750%	204,000	211,650
Senior Secured
05/15/16	7.750%	220,000	231,550

Crown Castle International Corp. Senior Unsecured(b)
01/15/23	5.250%	260,000	273,000

SBA Telecommunications, Inc.
08/15/19	8.250%	49,000	54,513

SBA Telecommunications, Inc.(b)
07/15/20	5.750%	451,000	473,550

Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	61,000	70,531
11/15/22	6.000%	613,000	616,065
11/15/21	11.500%	98,000	134,015

Sprint Nextel Corp.(b)
03/01/20	7.000%	93,000	107,880
11/15/18	9.000%	688,000	849,680

Wind Acquisition Finance SA Senior Secured(b)
02/15/18	7.250%	180,000	189,450

Total			3,211,884

Wirelines 0.4%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	380,000	414,942

CyrusOne LLP./Finance Corp.(b)
11/15/22	6.375%	176,000	187,880

Frontier Communications Corp. Senior Unsecured
01/15/23	7.125%	102,000	108,375
04/15/22	8.750%	70,000	81,025
07/01/21	9.250%	219,000	258,420

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	208,000	241,280

Level 3 Communications, Inc.(b) Senior Unsecured
06/01/19	8.875%	52,000	56,550

Level 3 Financing, Inc.
04/01/19	9.375%	270,000	305,100
07/01/19	8.125%	355,000	386,950

PAETEC Holding Corp.
12/01/18	9.875%	483,000	557,261

Windstream Corp.(b)
08/01/23	6.375%	292,000	292,730

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	147,000	170,888
Senior Secured
01/01/20	8.125%	151,000	168,365

tw telecom holdings, Inc.
10/01/22	5.375%	76,000	79,800

tw telecom holdings, inc.
03/01/18	8.000%	160,000	174,800

Total			3,484,366

Total Corporate Bonds & Notes
(Cost: $66,831,002)			71,017,203

Convertible Bonds 2.5%
Airlines —%
AirTran Holdings, Inc. Senior Unsecured
11/01/16	5.250%	150,000	201,563

U.S. Airways Group, Inc. Senior Unsecured
05/15/14	7.250%	25,000	79,703

Total			281,266

Automotive 0.1%
Ford Motor Co. Senior Unsecured
11/15/16	4.250%	210,000	334,950

Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	310,000	293,337

TRW Automotive, Inc.
12/01/15	3.500%	120,000	243,024

Total			871,311

Banking —%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	270,000	298,013

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials —%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	260,000	298,187

Chemicals —%
ShengdaTech, Inc. Senior Notes(b)(c)(d)(g)
12/15/15	6.500%	180,000	26,825

Consumer Cyclical Services —%
Coinstar, Inc. Senior Unsecured
09/01/14	4.000%	110,000	150,287

MasTec, Inc.
06/15/14	4.000%	90,000	164,419

Total			314,706

Consumer Products 0.1%
Jarden Corp.(b)
09/15/18	1.875%	350,000	385,357

Diversified Manufacturing —%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	200,000	151,750

Electric —%
Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	160,000	202,500

Entertainment —%
Take-Two Interactive Software, Inc. Senior Unsecured
12/01/16	1.750%	230,000	231,297

Food and Beverage —%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	161,000	143,894

Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	400,000	433,500

Health Care 0.2%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	120,000	143,925

Hologic, Inc. Senior Unsecured(h)
03/01/42	2.000%	300,000	323,118

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Insulet Corp. Senior Unsecured
06/15/16	3.750%	200,000	228,440

Molina Healthcare, Inc. Senior Unsecured
10/01/14	3.750%	150,000	176,156

Omnicare, Inc.
04/01/42	3.750%	280,000	298,962

Opko Health, Inc. Senior Unsecured(b)
02/01/33	3.000%	150,000	157,391

WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	250,000	220,781

Wright Medical Group, Inc. Senior Unsecured(b)
09/01/17	2.000%	140,000	149,702

Total			1,698,475

Healthcare Insurance 0.1%
WellPoint, Inc. Senior Unsecured(b)
10/15/42	2.750%	330,000	362,624

Home Construction 0.1%
KB Homes Term Loan
08/19/17	8.500%	250,000	254,844

KB Homes(f)
08/19/17	8.500%	50,000	50,969

Lennar Corp.(b)
11/15/21	3.250%	150,000	285,093

Meritage Homes Corp.
09/15/32	1.875%	290,000	317,006

Total			907,912

Independent Energy 0.1%
Endeavour International Corp.
07/15/16	5.500%	150,000	115,125

Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	150,000	168,622

Stone Energy Corp.(b)
03/01/17	1.750%	220,000	202,400

Total			486,147

Lodging —%
Home Inns & Hotels Management, Inc. Senior Unsecured(b)
12/15/15	2.000%	190,000	173,375

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals 0.1%
Horsehead Holding Corp. Senior Unsecured
07/01/17	3.800%	130,000	125,268

Jaguar Mining, Inc. Senior Unsecured
03/31/16	5.500%	200,000	96,000

James River Coal Co. Senior Unsecured
12/01/15	4.500%	300,000	120,152

Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	170,000	145,945

Royal Gold, Inc. Senior Unsecured
06/15/19	2.875%	200,000	218,498

United States Steel Corp. Senior Unsecured
05/15/14	4.000%	200,000	210,000

Total			915,863

Non-Captive Consumer —%
DFC Global Corp. Senior Unsecured(b)
04/15/17	3.250%	280,000	312,068

Non-Captive Diversified —%
Air Lease Corp. Senior Unsecured(b)
12/01/18	3.875%	250,000	285,065

Oil Field Services 0.1%
Cobalt International Energy, Inc. Senior Unsecured
12/01/19	2.625%	220,000	224,488

Hornbeck Offshore Services, Inc.(b)
09/01/19	1.500%	234,000	242,921

SEACOR Holdings, Inc. Senior Unsecured(b)
12/15/27	2.500%	106,000	112,691

Total			580,100

Other Financial Institutions 0.1%
Ares Capital Corp. Senior Unsecured(b)
03/15/17	4.875%	280,000	293,474

Forest City Enterprises, Inc. Senior Unsecured
08/15/18	4.250%	300,000	325,050

Total			618,524

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	25

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.1%
Altra Holdings, Inc.
03/01/31	2.750%	160,000	180,700

General Cable Corp. Subordinated Notes(h)
11/15/29	4.500%	130,000	152,831

WESCO International, Inc.
09/15/29	6.000%	50,000	132,844

Total			466,375

Pharmaceuticals 0.4%
Akorn, Inc.
06/01/16	3.500%	90,000	148,275

Corsicanto Ltd.
01/15/32	3.500%	105,000	139,083

Dendreon Corp. Senior Unsecured
01/15/16	2.875%	770,000	637,136

Endo Health Solutions, Inc. Senior Subordinated Notes
04/15/15	1.750%	135,000	165,966

Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	540,000	966,924

InterMune, Inc. Senior Unsecured
09/15/18	2.500%	250,000	208,125
12/15/17	2.500%	90,000	96,919

Isis Pharmaceuticals, Inc. Senior Unsecured(b)
10/01/19	2.750%	120,000	139,425

Medivation, Inc. Senior Unsecured
04/01/17	2.625%	120,000	160,125

Mylan, Inc.
09/15/15	3.750%	100,000	218,125

Onyx Pharmaceuticals, Inc. Senior Unsecured
08/15/16	4.000%	60,000	124,425

Pacira Pharmaceuticals, Inc. Senior Unsecured(b)
02/01/19	3.250%	100,000	109,233

Regeneron Pharmaceuticals, Inc. Senior Unsecured
10/01/16	1.875%	60,000	127,936

Salix Pharmaceuticals Ltd. Senior Notes(b)
03/15/19	1.500%	300,000	311,130

Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	170,000	192,312

Total			3,745,139

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads —%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	240,000	232,350

REITs 0.1%
Boston Properties LP Senior Unsecured
05/15/36	3.750%	250,000	267,187

SL Green Operating Partnership LP(b)
10/15/17	3.000%	250,000	287,344

Total			554,531

Retailers —%
priceline.com, Inc. Senior Unsecured(b)
03/15/18	1.000%	300,000	330,786

Technology 0.6%
Bottomline Technologies de, Inc. Senior Unsecured
12/01/17	1.500%	160,000	189,357

Ciena Corp. Senior Unsecured(b)
10/15/18	3.750%	260,000	295,269

DealerTrack Technologies, Inc.(b)
03/15/17	1.500%	250,000	275,625

EMC Corp. Senior Unsecured
12/01/13	1.750%	340,000	525,725

Equinix, Inc. Subordinated Notes
10/15/14	3.000%	80,000	161,550

Intel Corp.
08/01/39	3.250%	450,000	539,719

Ixia Senior Notes
12/15/15	3.000%	180,000	220,500

Mentor Graphics Corp.
04/01/31	4.000%	260,000	300,788

Micron Technology, Inc. Senior Unsecured(b)
05/01/32	3.125%	470,000	510,702

Novellus Systems, Inc.
05/15/41	2.625%	160,000	222,270

Nuance Communications, Inc. Senior Unsecured
08/15/27	2.750%	200,000	274,000

ON Semiconductor Corp.
12/15/26	2.625%	280,000	311,325

Powerwave Technologies, Inc. Subordinated Notes(g)
10/01/27	3.875%	100,000	5,000

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Salesforce.com, Inc. Senior Unsecured
01/15/15	0.750%	120,000	245,475

SanDisk Corp. Senior Unsecured
08/15/17	1.500%	170,000	211,756

TIBCO Software, Inc. Senior Unsecured(b)
05/01/32	2.250%	270,000	263,383

TTM Technologies, Inc. Senior Unsecured
05/15/15	3.250%	200,000	200,000

TiVo, Inc. Senior Unsecured(b)
03/15/16	4.000%	190,000	266,475

Total			5,018,919

Textile —%
Iconix Brand Group, Inc. Senior Subordinated Notes(b)
06/01/16	2.500%	280,000	300,944

Tobacco —%
Vector Group Ltd. Senior Unsecured(h)
01/15/19	2.500%	210,000	232,842

Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	370,000	312,419

Wabash National Corp. Senior Unsecured
05/01/18	3.375%	140,000	167,720

XPO Logistics, Inc. Senior Unsecured
10/01/17	4.500%	150,000	174,262

Total			654,401

Wireless 0.1%
InterDigital, Inc.
03/15/16	2.500%	260,000	282,308

Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	150,000	144,750

SBA Communications Corp. Senior Unsecured
10/01/14	4.000%	95,000	220,044

Total			647,102

Total Convertible Bonds
(Cost: $20,422,193)			22,162,148

Residential Mortgage-Backed Securities —Agency(i) 4.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(f)(j)
03/01/43	4.000%	2,000,000	2,118,750

Federal Home Loan Mortgage Corp.(h)(j) CMO Series 3773 Class DS
12/15/40	8.471%	511,833	520,655

Federal Home Loan Mortgage Corp.(h)(j)(k) CMO IO STRIPS Series 281 Class S1
10/15/42	5.794%	791,841	213,079
CMO IO Series 2957 Class SW
04/15/35	5.794%	445,671	80,140
CMO IO Series 3122 Class IS
03/15/36	6.494%	956,870	138,175
CMO IO Series 3280 Class SI
02/15/37	6.234%	749,043	109,299
CMO IO Series 3708 Class SA
05/15/40	6.244%	651,591	104,342
CMO IO Series 3761 Class KS
06/15/40	5.794%	503,600	67,409
CMO IO Series 4073 Class AS
08/15/38	5.844%	489,733	100,672
CMO IO Series 4093 Class SD
01/15/38	6.494%	244,795	65,018
CMO IO Series 4094 Class SY
08/15/42	5.874%	426,919	119,775
CMO IO Series 4102 Class TS
09/15/42	6.394%	513,578	158,288

Federal Home Loan Mortgage Corp.(j)
07/01/39 - 12/01/39	4.500%	1,919,256	2,102,792
07/01/42	3.500%	990,689	1,052,318
12/01/30	5.500%	329,475	370,281

Federal Home Loan Mortgage Corp.(j)(k)
CMO IO Series 3907 Class AI
05/15/40	5.000%	669,549	103,324
CMO IO Series 4120 Class AI
11/15/39	3.500%	248,535	49,024
CMO IO Series 4121 Class IA
01/15/41	3.500%	247,860	54,840
CMO IO Series 4139 Class CI
05/15/42	3.500%	99,717	18,479

Federal National Mortgage Association(f)(j)
02/01/28 - 02/01/43	3.000%	4,000,000	4,147,813
02/01/43	5.000%	2,000,000	2,159,062
02/01/28	2.000%	750,000	758,672
02/01/28	2.500%	4,000,000	4,141,250

Federal National Mortgage Association(h)(j)(k)
CMO IO Series 2003-117 Class KS
08/25/33	6.896%	202,999	24,524
CMO IO Series 2005-7 Class SC
02/25/35	6.496%	1,079,856	113,006
CMO IO Series 2006-5 Class N1
08/25/34	2.272%	468,568	22,704
CMO IO Series 2006-5 Class N2
02/25/35	2.245%	534,228	34,053
CMO IO Series 2007-54 Class DI
06/25/37	5.896%	941,999	157,055
CMO IO Series 2008-7 Class SA
02/25/38	7.346%	225,352	50,571

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	27

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Residential Mortgage-Backed Securities —Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2010-135 Class MS
12/25/40	5.746%	296,437	58,342
CMO IO Series 2011-51 Class CI
06/25/41	5.796%	1,584,922	305,969
CMO IO Series 2012-108 Class S
10/25/42	5.796%	990,283	242,173
CMO IO Series 2012-74 Class AS
03/25/39	5.846%	486,251	103,788
CMO IO Series 2012-80 Class AS
02/25/39	5.846%	490,093	115,417
CMO IO Series 2012-80 Class DS
06/25/39	6.446%	244,935	61,849
CMO IO Series 2012-87 Class NS
02/25/39	5.846%	488,470	108,795
CMO IO Series 2012-87 SQ
08/25/42	6.096%	216,676	59,653
CMO IO Series 2012-89 Class SD
04/25/39	5.846%	488,734	108,464

Federal National Mortgage Association(j)
06/01/27	3.000%	1,360,906	1,443,943
06/01/42 - 09/01/42	3.500%	2,437,927	2,589,330
07/01/39 - 06/01/40	4.500%	2,142,457	2,346,244
06/01/42	4.000%	925,360	984,760
10/01/33 - 07/01/35	5.000%	1,515,252	1,661,578
12/01/28 - 10/01/34	6.000%	751,409	851,021
08/01/32	6.500%	843,449	949,741
08/01/32	7.000%	40,591	48,265
10/01/27 - 09/01/31	5.500%	2,907,152	3,194,288

Federal National Mortgage Association(j)(k)
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	360,165	54,974
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	744,964	148,039
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	246,577	47,167

Federal National Mortgage Association(j)(l)
02/01/41	5.000%	1,086,623	1,203,066
04/01/41	5.500%	665,513	729,239

Government National Mortgage Association(f)(j)
02/01/43	3.000%	1,000,000	1,043,437
02/01/43	4.000%	1,000,000	1,087,656

Government National Mortgage Association(h)(j)(k)
CMO IO Series 2004-32 Class HS
05/16/34	6.394%	501,206	112,760
CMO IO Series 2010-108 Class PI
02/20/38	5.895%	648,812	85,387

Government National Mortgage Association(j)(k)
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	247,846	38,606
CMO IO Series 2012-41 Class IP
08/20/41	4.000%	489,847	96,725
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	482,931	80,321

Government National Mortgage Association(j)(l)
01/15/39	5.000%	1,048,178	1,144,210

Total Residential Mortgage-Backed Securities — Agency
(Cost: $39,960,702)			40,260,577

Residential Mortgage-Backed Securities — Non-Agency 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust Series 2012-RR10 Class 2A1(b)(h)(j)
09/26/36	5.781%	228,343	232,973

BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(b)(j)
08/27/37	6.000%	313,746	330,465

Banc of America Funding Corp. CMO Series 2012-R5 Class A(b)(h)(j)
10/03/39	0.470%	205,461	199,104

Bayview Opportunity Master Fund Trust IIB LP(b)(h)(j) Series 2012-4NPL Class A
07/28/32	3.475%	76,390	77,377
Series 2012-5NPL Class A
10/28/32	2.981%	221,076	221,076

Citigroup Mortgage Loan Trust, Inc.(b)(h)(j) CMO Series 2010-7 Class 3A4
12/25/35	6.790%	175,000	181,323
CMO Series 2012-7 Class 12A1
03/25/36	2.625%	273,769	277,815

Countrywide Alternative Loan Trust CMO Series 2005-14 Class 2A2(h)(j)
05/25/35	0.454%	400,225	148,893

Credit Suisse Mortgage Capital Certificates Series 2012-11R Class 1A1(b)(j)
10/29/46	2.000%	750,000	752,813

PennyMac Loan Trust Series 2012-NPL1 Class A(b)(h)(j)
05/28/52	3.422%	218,574	218,574

RBSSP Resecuritization Trust CMO Series 2010-9 Class 5A1(b)(h)(j)
10/26/35	2.470%	151,814	154,910

Residential Mortgage Asset Trust Series 2012-1A Class A1(b)(h)(j)
08/26/52	2.734%	189,963	196,047

Vericrest Opportunity Loan Trust 2012-NPL1 CMO Series 2012-1A Class A1(b)(h)(j)
03/25/49	4.213%	488,429	489,096

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $3,705,048)			3,480,466

Commercial Mortgage-Backed Securities — Agency —%
Federal National Mortgage Association(j)
09/01/13	5.720%	153,734	156,088

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $154,158)			156,088

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A4(h)(j)
07/10/37	5.234%	83,277	84,775

General Electric Capital Assurance Co. Series 2003-1 Class A4(b)(h)(j)
05/12/35	5.254%	120,351	126,874

Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4(j)
03/10/39	5.444%	2,000,000	2,277,510

JPMorgan Chase Commercial Mortgage Securities Corp.(h)(j) Series 2005-LDP5 Class ASB
12/15/44	5.190%	86,960	90,350

JPMorgan Chase Commercial Mortgage Securities Corp.(j) Series 2003-LN1 Class A1
10/15/37	4.134%	19,343	19,439

LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3(j)
03/15/29	3.973%	76,673	77,443

Motel 6 Trust Series 2012-MTL6 Class A1(b)(j)
10/05/25	1.500%	110,000	110,291

ORES NPL LLC Series 2012-LV1 Class A(b)(j)
09/25/44	4.000%	201,999	203,107

SMA 1 LLC Series 2012-LV1 Class A(b)(j)
08/20/25	3.500%	167,921	168,530

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $3,061,321)			3,158,319

Asset-Backed Securities — Non-Agency 0.1%
American Credit Acceptance Receivables Trust(b) Series 2012-2 Class A
07/15/16	1.890%	180,718	181,950
Series 2012-3 Class A
11/15/16	1.640%	281,747	281,620

Carlyle Global Market Strategies Series 2013-1A Class B(b)(f)(h)
02/14/25	3.100%	100,000	99,274

Exeter Automobile Receivables Trust Series 2012-2A Class B(b)
12/15/17	2.220%	100,000	99,854

Total Asset-Backed Securities — Non-Agency
(Cost: $661,710)			662,698

Inflation-Indexed Bonds(e) 0.6%
United States 0.2%
U.S. Treasury Inflation-Indexed Bond
01/15/14	2.000%	155,745	161,366
01/15/15	1.625%	301,423	322,522

Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
07/15/15	1.875%		591,800	650,333
04/15/16	0.125%		782,250	830,102

Total				1,964,323

Uruguay 0.4%
Uruguay Government International Bond
04/05/27	4.250%	UYU	5,361,716	336,544
Senior Unsecured
12/15/28	4.375%	UYU	46,944,336	3,006,005

Total				3,342,549

Total Inflation-Indexed Bonds
(Cost: $4,681,522)				5,306,872

U.S. Treasury Obligations 0.4%
U.S. Treasury
08/15/41	3.750%		150,000	168,680
08/15/20	2.625%		50,000	54,039
11/15/20	2.625%		100,000	107,898

U.S. Treasury(l)
01/31/17	0.875%		250,000	252,265
06/30/15	1.875%		100,000	103,727
11/15/18	9.000%		800,000	1,159,313
08/15/19	8.125%		250,000	359,043
08/15/19	3.625%		250,000	287,598
01/15/15	0.250%		1,200,000	1,199,625

Total U.S. Treasury Obligations
(Cost: $3,683,159)				3,692,188

U.S. Government & Agency Obligations 0.7%
Federal Home Loan Mortgage Corp.
01/13/22	2.375%		2,882,000	2,961,791

Federal National Mortgage Association
10/15/15	4.375%		1,914,000	2,118,168
03/15/16	2.250%		610,000	642,911
11/15/16	1.375%		150,000	153,826

Private Export Funding Corp. U.S. Government Guaranty
09/15/17	5.450%		45,000	53,965

Total U.S. Government & Agency Obligations
(Cost: $5,657,993)				5,930,661

Foreign Government Obligations(e) 6.4%
Argentina 0.1%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		515,000	449,337

Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%		425,000	341,063

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	29

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Provincia de Buenos Aires Senior Unsecured(b)
01/26/21	10.875%		120,000	87,600

Total				878,000

Australia 0.2%
Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,000,000	1,143,251

Local Government Guaranteed
11/15/16	5.750%	AUD	100,000	113,395
06/15/20	6.000%	AUD	140,000	165,845

Total				1,422,491

Brazil 0.3%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured(b)
06/10/19	6.500%		400,000	479,100

Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	1,918,000	1,009,169

Centrais Eletricas Brasileiras SA Senior Unsecured(b)
10/27/21	5.750%		300,000	323,400

Petrobras International Finance Co.
01/20/20	5.750%		810,000	904,981
01/20/40	6.875%		100,000	118,192

Total				2,834,842

Canada 0.3%
Bank of Montreal(b)
01/30/17	1.950%		750,000	778,725

Canadian Government Bond
06/01/20	3.500%	CAD	170,000	190,097
06/01/18	4.250%	CAD	1,160,000	1,321,963

Total				2,290,785

Colombia 0.4%
Colombia Government International Bond Senior Unsecured
06/28/27	9.850%	COP	100,000,000	86,538
09/18/37	7.375%		250,000	363,750
01/18/41	6.125%		300,000	381,611

Empresa de Energia de Bogota SA Senior Unsecured(b)
11/10/21	6.125%		1,100,000	1,254,264

Empresas Publicas de Medellin ESP Senior Unsecured(b)
02/01/21	8.375%	COP	1,750,000,000	1,151,284

Total				3,237,447

Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond Senior Unsecured(b)
05/06/21	7.500%		700,000	816,270

El Salvador —%
El Salvador Government International Bond Senior Unsecured(b)
06/15/35	7.650%		200,000	235,500

France 0.1%
France Government Bond OAT
10/25/21	3.250%	EUR	400,000	595,379
04/25/17	3.750%	EUR	310,000	470,208
04/25/29	5.500%	EUR	150,000	274,486

Total				1,340,073

Germany 0.5%
Bundesrepublik Deutschland
01/04/18	4.000%	EUR	1,600,000	2,514,017
07/04/28	4.750%		EUR 510,000	930,061
01/04/19	3.750%		EUR 620,000	978,105

Total				4,422,183

Hungary —%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%		300,000	330,841

Indonesia 0.5%
Indonesia Government International Bond(b) Senior Unsecured
01/17/38	7.750%		1,000,000	1,437,500
05/05/21	4.875%		150,000	169,194

Indonesia Treasury Bond Senior Unsecured
11/15/20	11.000%	IDR	1,300,000,000	182,134
06/15/15	9.500%	IDR	2,500,000,000	284,929
09/15/19	11.500%	IDR	6,200,000,000	862,045

Majapahit Holding BV(b)
08/07/19	8.000%		200,000	252,000
01/20/20	7.750%		200,000	250,609

PT Pertamina Persero(b) Senior Unsecured
05/03/22	4.875%		250,000	268,750
05/03/42	6.000%		200,000	216,000

PT Perusahaan Listrik Negara Senior Unsecured(b)
11/22/21	5.500%		500,000	560,160

Total				4,483,321

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Japan 0.2%
Japan Government 20-Year Bond Senior Unsecured
12/20/27	2.100%	JPY	30,000,000	361,706
09/20/26	2.200%	JPY	35,000,000	431,833
09/21/20	2.200%	JPY	64,000,000	791,726

Total				1,585,265

Kazakhstan 0.1%
KazMunaiGaz Finance Sub BV(b)
05/05/20	7.000%		100,000	124,563
Senior Unsecured
04/09/21	6.375%		400,000	475,000
01/23/15	11.750%		400,000	469,000

Total				1,068,563

Latvia —%
Republic of Latvia Senior Unsecured(b)
06/16/21	5.250%		200,000	227,842

Lithuania 0.1%
Lithuania Government International Bond(b) Senior Unsecured
02/01/22	6.625%		370,000	462,289
03/09/21	6.125%		250,000	300,179

Total				762,468

Mexico 0.5%
Mexican Bonos
06/09/22	6.500%	MXN	800,000	692,740
06/16/16	6.250%	MXN	420,000	346,564
12/15/16	7.250%	MXN	100,000	85,785
06/03/27	7.500%	MXN	2,000,000	1,873,160
12/14/17	7.750%	MXN	110,000	97,918
12/13/18	8.500%	MXN	370,000	347,128

Pemex Project Funding Master Trust
06/15/35	6.625%		675,000	815,063

Petroleos Mexicanos
06/02/41	6.500%		200,000	235,500

Total				4,493,858

Mongolia —%
Mongolia Government International Bond Senior Unsecured(b)
12/05/22	5.125%		200,000	191,595

Norway 0.2%
Norway Government Bond
05/19/17	4.250%	NOK	5,850,000	1,168,919
05/15/13	6.500%	NOK	1,870,000	346,604

Total				1,515,523

Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Peru 0.2%
Corporacion Financiera de Desarrollo SA Senior Unsecured(b)
02/08/22	4.750%		200,000	218,402

Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates(b)(m)
05/31/18	0.000%		147,929	133,396

Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		200,000	282,000
03/14/37	6.550%		325,000	442,812
11/18/50	5.625%		100,000	117,500

Peruvian Government International Bond(b) Senior Unsecured
08/12/31	6.950%	PEN	540,000	263,659
08/12/26	8.200%	PEN	250,000	135,742

Total				1,593,511

Philippines 0.1%
Philippine Government International Bond Senior Unsecured
01/14/36	6.250%	PHP	10,000,000	313,383

Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
12/02/24	7.390%		300,000	410,582

Total				723,965

Poland 0.2%
Poland Government Bond
10/25/19	5.500%	PLN	2,250,000	812,561
10/25/17	5.250%	PLN	2,200,000	768,918

Poland Government International Bond Senior Unsecured
03/23/22	5.000%		600,000	690,000

Total				2,271,479

Qatar 0.1%
Qatar Government International Bond Senior Unsecured(b)
01/20/22	4.500%		500,000	568,165

Republic of Namibia 0.1%
Namibia International Bonds Senior Unsecured(b)
11/03/21	5.500%		500,000	557,500

Republic of the Congo —%
Republic of Congo Senior Unsecured(h)
06/30/29	3.000%		94,050	85,115

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	31

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Romania 0.1%
Romanian Government International Bond Senior Unsecured(b)
02/07/22	6.750%		400,000	482,931

Russian Federation 0.6%
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured
03/07/22	6.510%		1,100,000	1,281,500
11/22/16	6.212%		100,000	111,500
08/16/37	7.288%		100,000	125,000
04/11/18	8.146%		180,000	219,150

Rosneft International Finance Ltd. Senior Unsecured(b)
03/06/22	4.199%		200,000	200,000

Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured(b)
12/27/17	5.298%		700,000	749,720

Russian Foreign Bond — Eurobond(b) Senior Unsecured
03/10/18	7.850%	RUB	5,000,000	181,136
04/04/42	5.625%		200,000	236,500

Russian Foreign Bond — Eurobond(b)(h) Senior Unsecured
03/31/30	7.500%		623,100	778,875

Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	11,000,000	383,930

Sberbank of Russia Via SB Capital SA Senior Unsecured(b)
02/07/22	6.125%		600,000	683,109

Vnesheconombank Via VEB Finance PLC Senior Unsecured(b)
11/22/25	6.800%		200,000	242,750

Total				5,193,170

South Africa —%
South Africa Government International Bond Senior Unsecured
03/08/41	6.250%		100,000	122,750

Transnet SOC Ltd. Senior Unsecured(b)
07/26/22	4.000%		200,000	199,089

Total				321,839

South Korea —%
Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%		300,000	343,046

Sweden 0.1%
Sweden Government Bond
08/12/17	3.750%	SEK	4,800,000	832,130

Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)
08/14/19	9.750%		350,000	468,116

Turkey 0.4%
Turkey Government International Bond Senior Unsecured
09/26/22	6.250%		950,000	1,159,000
06/05/20	7.000%		530,000	665,150
03/17/36	6.875%		410,000	530,950
03/30/21	5.625%		750,000	873,690

Total				3,228,790

Ukraine —%
Ukraine Government International Bond Senior Unsecured(b)
02/23/21	7.950%		245,000	264,100

United Arab Emirates 0.1%
Abu Dhabi National Energy Co. Senior Unsecured(b)
12/13/21	5.875%		400,000	467,310

Dolphin Energy Ltd. Senior Secured(b)
12/15/21	5.500%		400,000	463,622

Total				930,932

United Kingdom 0.2%
United Kingdom Gilt
03/07/19	4.500%	GBP	550,000	1,034,818
09/07/21	3.750%	GBP	35,000	63,754
03/07/18	5.000%	GBP	300,000	567,972

Total				1,666,544

Uruguay —%
Uruguay Government International Bond
11/20/45	4.125%		300,000	282,000

Venezuela 0.5%
Petroleos de Venezuela SA
11/17/21	9.000%		259,496	246,521
11/02/17	8.500%		627,000	614,460
02/17/22	12.750%		332,200	377,047
04/12/17	5.250%		1,100,000	954,250
Senior Unsecured
10/28/15	5.000%		250,000	228,125

Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%		2,155,000	2,138,838

Total				4,559,241

Total Foreign Government Obligations
(Cost: $51,091,757)				56,509,441

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Senior Loans —%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(h)(n)
09/16/19	7.500%	165,000	171,270

Metals —%
FMG Resources August 2006 Proprietary Ltd. Term Loan(f)(h)(n)
08/19/17	0.000%	129,675	131,256

Total Senior Loans
(Cost: $297,559)			302,526

Alternative Investment Funds 5.0%
Issuer		Shares	Value ($)
Central Fund of Canada Ltd., Class A Shares		1,469,600	31,522,920

Columbia Commodity Strategy Fund, Class I Shares(q)		4,617,461	44,512,323

Total Alternative Investment Funds
(Cost: $74,526,219)			76,035,243

Equity Funds 3.6%
Dividend Income 3.6%
Columbia Dividend Income Fund, Class I Shares(q)		2,043,003	31,707,407

Total Dividend Income
(Cost: $31,750,000)			31,707,407

Total Equity Funds
(Cost: $31,750,000)			31,707,407

Fixed-Income Funds 1.0%
Issuer	Shares	Value ($)
Floating Rate 1.0%
Columbia Floating Rate Fund, Class I Shares(q)	952,949	8,729,013

Total Floating Rate
(Cost: $8,586,932)		8,729,013

Total Fixed-Income Funds
(Cost: $8,586,932)		8,729,013

Warrants —%
Energy —%
Energy Equipment & Services —%

Green Field Energy Services, Inc.(a)	175	5,250

Total Energy		5,250

Total Warrants
(Cost: $7,081)		5,250

Options Purchased Puts —%
	Contracts	Exercise Price	Expiration Date	Value ($)
Put - OTC 2-Year Interest Rate Swap(o)

	1	2.10	11/28/14	17,107
Put - OTC 3-Year Interest Rate Swap(o)

	1	2.25	11/02/15	89,106

Total Options Purchased Puts
(Cost: $180,720)				106,213

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.132%(p)(q)	42,569,261	42,569,261

Total Money Market Funds
(Cost: $42,569,261)		42,569,261

Total Investments
(Cost: $819,549,906)		893,075,970

Other Assets & Liabilities, Net		(11,034,182)

Net Assets		882,041,788

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	33

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

At January 31, 2013, $3,283,001 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at January 31, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3-Month Euro Swiss Franc	(198)	(54,343,662)	Sept. 2013	17,635	—

3-Month Euro Yen	(193)	(52,658,423)	Sept. 2013	—	(8,563)

90-Day Eurodollar	(218)	(54,301,075)	Sept. 2013	14,701	—

90-Day Sterling	(248)	(48,880,839)	Sept. 2013	13,627	—

CAC40 10 Euro	55	2,786,649	Feb. 2013	—	(4,435)

Canadian Bank Accept	(205)	(50,705,334)	Sept. 2013	—	(39,813)

Canadian Bond, 10-year	(152)	(20,376,890)	March 2013	193,089	—

DAX Index	17	4,498,802	March 2013	35,143	—

E-Mini S&P 500 Index	(354)	(26,431,410)	March 2013	—	(32,727)

Euro-Bund	(22)	(4,238,783)	March 2013	44,974	—

Euro Stoxx 50	4	147,240	March 2013	925	—

FTSE 100 Index	17	1,687,821	March 2013	2,617	—

FTSE/MIB Index	20	2,369,770	March 2013	10,797	—

IBEX 35 Index	(7)	(797,161)	Feb. 2013	18,709	—

Japan Bond, 10-year	(3)	(20,513,972)	March 2013	—	(106,377)

Long Gilt	(21)	(3,875,819)	March 2013	8,184	—

MSCI Singapore Index	79	4,703,042	Feb. 2013	—	(8,501)

OMXS 30 Index	47	863,437	Feb. 2013	20,496	—

Russell 2000 E-Mini	2	180,420	March 2013	12,405	—

S&P/Toronto Stock Exchange 60 Index	(41)	(5,972,829)	March 2013	—	(145,744)

S&P 500 Index	(7)	(2,613,275)	March 2013	—	(5,999)

SPI 200	14	1,768,327	March 2013	37,562	—

TOPIX Index	5	512,603	March 2013	13,408	—

U.S. Treasury Long Bond	103	14,777,281	March 2013	—	(533,123)

U.S. Treasury Note, 2-year	85	18,735,860	March 2013	—	(9,528)

U.S. Treasury Note, 5-year	157	19,426,298	April 2013	—	(106,747)

U.S. Treasury Note, 10-year	132	17,329,125	March 2013	—	(235,379)

U.S. Treasury Ultra Bond, 30-year	21	3,287,156	March 2013	—	(66,914)

Total				444,272	(1,303,850)

Interest Rate Swap Contracts Outstanding at January 31, 2013

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley Capital Services	6-Month CHF LIBOR-BBA	Receive	0.868	Dec. 17, 2022	16,250,000	481,897	—

Citibank	6-Month NOK NIBOR-NIBR	Pay	3.260	Jan. 21, 2023	86,300,000	—	(197,706)

Total						481,897	(197,706)

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at January 31, 2013

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	Feb. 13, 2013	7,381,000	(EUR)	9,843,222	(USD)	—	(179,192)

Citigroup Global Markets Inc.	Feb. 13, 2013	2,492,000	(GBP)	3,952,756	(USD)	629	—

Citigroup Global Markets Inc.	Feb. 13, 2013	37,000	(GBP)	58,107	(USD)	—	(573)

J.P. Morgan Securities, Inc.	Feb. 13, 2013	38,280,000	(SEK)	5,899,548	(USD)	—	(120,262)

Deutsche Bank	Feb. 13, 2013	9,937,774	(USD)	9,563,000	(AUD)	28,149	—

HSBC Securities (USA), Inc.	Feb. 13, 2013	3,981,550	(USD)	3,927,000	(CAD)	—	(45,036)

HSBC Securities (USA), Inc.	Feb. 13, 2013	2,073,463	(USD)	2,092,000	(CAD)	23,606	—

State Street Bank & Trust Company	Feb. 13, 2013	4,042,407	(USD)	360,632,000	(JPY)	—	(98,489)

Citigroup Global Markets Inc.	Feb. 14, 2013	223,616	(USD)	6,828,000	(RUB)	3,550	—

Deutsche Bank	Feb. 22, 2013	869,421	(USD)	2,630,000	(MYR)	—	(23,957)

State Street Bank & Trust Company	Feb. 28, 2013	235,000	(EUR)	312,698	(USD)	—	(6,426)

J.P. Morgan Securities, Inc.	March 1, 2013	1,435,000	(PLN)	455,584	(USD)	—	(7,547)

HSBC Securities (USA), Inc.	March 8, 2013	5,600,000	(CAD)	5,578,578	(USD)	—	(32,337)

HSBC Securities (USA), Inc.	March 8, 2013	3,700,000	(CHF)	3,974,127	(USD)	—	(92,844)

Citigroup Global Markets Inc.	March 8, 2013	347,800,000	(JPY)	3,819,795	(USD)	15,672	—

HSBC Securities (USA), Inc.	March 8, 2013	2,200,000	(EUR)	2,877,402	(USD)	—	(110,277)

HSBC Securities (USA), Inc.	March 8, 2013	3,000,000	(GBP)	4,801,398	(USD)	44,197	—

HSBC Securities (USA), Inc.	March 8, 2013	3,300,000	(GBP)	5,206,377	(USD)	—	(26,544)

Citigroup Global Markets Inc.	March 8, 2013	813,300,000	(JPY)	9,326,942	(USD)	431,330	—

HSBC Securities (USA), Inc.	March 8, 2013	19,800,000	(NOK)	3,525,610	(USD)	—	(94,457)

Citigroup Global Markets Inc.	March 8, 2013	4,000,000	(NZD)	3,315,360	(USD)	—	(34,742)

Citigroup Global Markets Inc.	March 8, 2013	22,200,000	(SEK)	3,380,564	(USD)	—	(108,914)

HSBC Securities (USA), Inc.	March 8, 2013	2,807,109	(USD)	2,700,000	(AUD)	2,025	—

Citigroup Global Markets Inc.	March 8, 2013	5,666,238	(USD)	5,600,000	(CAD)	—	(55,323)

Citigroup Global Markets Inc.	March 8, 2013	3,618,659	(USD)	3,300,000	(CHF)	8,640	—

HSBC Securities (USA), Inc.	March 8, 2013	1,076,646	(USD)	1,000,000	(CHF)	22,535	—

Citigroup Global Markets Inc.	March 8, 2013	2,443,662	(USD)	1,800,000	(EUR)	802	—

HSBC Securities (USA), Inc.	March 8, 2013	1,730,312	(USD)	1,300,000	(EUR)	35,135	—

Citigroup Global Markets Inc.	March 8, 2013	2,886,084	(USD)	1,800,000	(GBP)	—	(31,763)

HSBC Securities (USA), Inc.	March 8, 2013	1,925,460	(USD)	1,200,000	(GBP)	—	(22,580)

HSBC Securities (USA), Inc.	March 8, 2013	5,787,796	(USD)	504,800,000	(JPY)	—	(266,457)

HSBC Securities (USA), Inc.	March 8, 2013	414,878	(USD)	2,300,000	(NOK)	5,635	—

HSBC Securities (USA), Inc.	March 8, 2013	3,354,552	(USD)	4,000,000	(NZD)	—	(4,450)

HSBC Securities (USA), Inc.	March 8, 2013	8,474,245	(USD)	55,500,000	(SEK)	249,450	—

HSBC Securities (USA), Inc.	March 8, 2013	3,644,581	(USD)	4,500,000	(SGD)	—	(8,806)

Citigroup Global Markets Inc.	March 18, 2013	900,000	(EUR)	1,174,581	(USD)	—	(47,651)

Total						871,355	(1,418,627)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	35

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $58,588,942 or 6.64% of net assets.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $26,826, representing less than 0.01% of net assets. Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
ShengdatechTech, Inc.
Senior Notes
12/15/15 6.50%	12/10/10	180,000

BGP Holdings PLC	02/04/09-05/14/09	—

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2013, the value of these securities amounted to $26,825, which represents less than 0.01% of net assets.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2013, the value of these securities amounted to $31,825, which represents less than 0.01% of net assets.

(h)	Variable rate security.

(i)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at January 31, 2013:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal National Mortgage Association
02/01/43 5.500%	1,000,000	02/12/13	1,085,625	1,085,000

(j)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(k)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(l)	At January 31, 2013, investments in securities included securities valued at $5,026,069 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(m)	Zero coupon bond.

(n)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)	Purchased swaptions outstanding at January 31, 2013:

Purchased Swaption Contracts Outstandinag at January 31, 2013

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.10	11/28/14	8,000,000	104,800	17,107
Put - OTC 3-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.25	11/02/15	8,000,000	75,920	89,106

(p)	The rate shown is the seven-day current annualized yield at January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Commodity Strategy Fund, Class I shares	—	44,436,000	—	—	44,436,000	—	44,512,323

Columbia Dividend Income Fund, Class I shares	—	31,750,000	—	—	31,750,000	—	31,707,407

Columbia Floating Rate Fund, Class I shares	—	8,586,932	—	—	8,586,932	77,932	8,729,013

Columbia Short-Term Cash Fund	67,557,296	250,980,484	(275,968,519)	—	42,569,261	37,474	42,569,261

Total	67,557,296	335,753,416	(275,968,519)	—	127,342,193	115,406	127,518,004

Abbreviation Legend

ADR	American Depositary Receipt

CMO	Collateralized Mortgage Obligation

GDR	Global Depositary Receipt

NVDR	Non-voting Depository Receipt

PIK	Payment-in-Kind

STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysia Ringgits

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peru Nuevos Soles

PHP	Philippine Peso

PLN	Polish Zloty

RUB	Russian Rouble

SEK	Swedish Krona

SGD	Singapore Dollar

USD	US Dollar

UYU	Uruguay Pesos

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	37

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	51,503,394	14,657,170	—	66,160,564

Consumer Staples	20,908,897	15,216,735	—	36,125,632

Energy	34,825,131	12,540,557	—	47,365,688

Financials	70,196,628	34,191,090	1	104,387,719

Health Care	51,866,277	6,561,740	—	58,428,017

Industrials	45,840,258	15,960,770	—	61,801,028

Information Technology	64,172,142	14,038,926	—	78,211,068

Materials	21,617,615	9,481,250	—	31,098,865

Telecommunication Services	736,632	5,797,616	—	6,534,248

Utilities	19,864,795	1,113,839	—	20,978,634

Preferred Stocks

Consumer Staples	—	3,408,383	—	3,408,383

Energy	733,332	—	—	733,332

Warrants

Energy	—	5,250	—	5,250

Convertible Preferred Stocks

Consumer Discretionary	290,244	216,719	—	506,963

Consumer Staples	—	356,615	—	356,615

Energy	406,839	880,763	—	1,287,602

Financials	1,640,854	612,037	—	2,252,891

Industrials	447,874	247,750	—	695,624

Information Technology	148,143	—	—	148,143

Materials	220,575	—	—	220,575

Utilities	296,420	286,385	—	582,805

Total Equity Securities	385,716,050	135,573,595	1	521,289,646

Bonds

Corporate Bonds & Notes	—	71,017,203	—	71,017,203

Convertible Bonds	—	—	—	—

Chemicals			26,825	26,825

All Other Industries		22,135,323		22,135,323

Residential Mortgage-Backed Securities — Agency	—	40,260,577	—	40,260,577

Residential Mortgage-Backed Securities — Non-Agency	—	2,014,579	1,465,887	3,480,466

Commercial Mortgage-Backed Securities — Agency	—	156,088	—	156,088

Commercial Mortgage-Backed Securities — Non-Agency	—	3,158,319	—	3,158,319

Asset-Backed Securities — Non-Agency	—	563,424	99,274	662,698

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	39

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Inflation-Indexed Bonds	—	5,306,872	—	5,306,872

U.S. Treasury Obligations	3,692,188	—	—	3,692,188

U.S. Government & Agency Obligations	—	5,930,661	—	5,930,661

Foreign Government Obligations	—	56,509,441	—	56,509,441

Total Bonds	3,692,188	207,052,487	1,591,986	212,336,661

Other

Senior Loans	—	302,526	—	302,526

Alternative Investment Funds	76,035,243	—	—	76,035,243

Equity Funds	31,707,407			31,707,407

Fixed-Income Funds	8,729,013	—	—	8,729,013

Options Purchased Puts	—	106,213	—	106,213

Money Market Funds	42,569,261	—	—	42,569,261

Total Other	159,040,924	408,739	—	159,449,663

Investments in Securities	548,449,162	343,034,821	1,591,987	893,075,970

Forward Sale Commitments Liability	—	(1,085,000)	—	(1,085,000)

Derivatives

Assets

Futures Contracts	444,272	—	—	444,272

Swap Contracts		481,897	—	481,897

Forward Foreign Currency Exchange Contracts	—	871,355	—	871,356

Liabilities

Futures Contracts	(1,303,850)	—	—	(1,303,850)

Swap Contracts	—	(197,706)	—	(197,706)

Forward Foreign Currency Exchange Contracts	—	(1,418,627)	—	(1,418,628)

Total	547,589,584	341,686,740	1,591,987	890,868,311

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets were deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, January 31, 2013.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,650,398	1,650,398	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Futures contracts, forward foreign currency exchange contracts and swap contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2013

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Common Stocks ($)	Asset-Backed Securities — Non-Agency ($)	Convertible Bonds ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Foreign Government Obligations ($)	Total ($)
Balance as of July 31, 2012	25,735	—	26,825	302,062	145,239	499,861

Accrued discounts/premiums	—	—	—	—	—	—

Realized gain (loss)	(73,298)	743	—	—	—	(72,555)

Change in unrealized appreciation (depreciation)(a)	62,265	—	—	10,772	—	73,037

Sales	(14,701)	(33,743)	—	(113,010)	—	(161,454)

Purchases	—	132,274	—	1,568,125	—	1,700,399

Transfers into Level 3	—	—	—	—	—	—

Transfers out of Level 3	—	—	—	(302,062)	(145,239)	(447,301)

Balance as of January 31, 2013	1	99,274	26,825	1,465,887	—	1,591,987

(a)	Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2013 was $10,772.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential mortgage and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain common stock and convertible bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	41

Columbia Global Opportunities Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $692,207,713)	$765,557,966
Affiliated issuers (identified cost $127,342,193)	127,518,004

Total investments (identified cost $819,549,906)	893,075,970
Cash	4,738
Foreign currency (identified cost $410,682)	413,645
Margin deposits on futures contracts	3,283,001
Unrealized appreciation on forward foreign currency exchange contracts	871,355
Unrealized appreciation on swap contracts	481,897
Receivable for:
Investments sold	3,821,769
Capital shares sold	143,095
Investments sold on a delayed delivery basis	2,264,344
Dividends	182,600
Interest	2,521,396
Reclaims	149,614
Variation margin on futures contracts	85,171
Expense reimbursement due from Investment Manager	844

Total assets	907,299,439

Liabilities
Forward sale commitments, at value (proceeds receivable $1,085,625)	1,085,000
Unrealized depreciation on forward foreign currency exchange contracts	1,418,627
Unrealized depreciation on swap contracts	197,706
Payable for:
Investments purchased	1,951,074
Investments purchased on a delayed delivery basis	19,389,842
Capital shares purchased	960,122
Investment management fees	14,053
Distribution and/or service fees	7,561
Foreign capital gains taxes deferred	27,948
Transfer agent fees	79,742
Administration fees	1,270
Plan administration fees	2
Compensation of board members	50,369
Other expenses	73,793
Other liabilities	542

Total liabilities	25,257,651

Net assets applicable to outstanding capital stock	$882,041,788

Represented by
Paid-in capital	$1,096,640,439
Excess of distributions over net investment income	(3,092,211)
Accumulated net realized loss	(283,919,642)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	73,350,253
Investments — affiliated issuers	175,811
Foreign currency translations	37,120
Forward sale commitments	625
Forward foreign currency exchange contracts	(547,272)
Futures contracts	(859,578)
Swap contracts	284,191
Foreign capital gains tax	(27,948)

Total — representing net assets applicable to outstanding capital stock	$882,041,788

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2013

Columbia Global Opportunities Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A
Net assets	$806,712,477
Shares outstanding	75,696,814
Net asset value per share	$10.66
Maximum offering price per share(a)	$11.31
Class B
Net assets	$40,349,790
Shares outstanding	3,824,928
Net asset value per share	$10.55
Class C
Net assets	$33,780,435
Shares outstanding	3,222,523
Net asset value per share	$10.48
Class K(b)
Net assets	$226,309
Shares outstanding	21,186
Net asset value per share	$10.68
Class R
Net assets	$4,619
Shares outstanding	434
Net asset value per share	$10.64
Class R4
Net assets	$2,656
Shares outstanding	249
Net asset value per share	$ 10.69	(c)
Class R5
Net assets	$2,656
Shares outstanding	249
Net asset value per share	$ 10.69	(c)
Class Z
Net assets	$962,846
Shares outstanding	90,450
Net asset value per share	$10.65

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	43

Columbia Global Opportunities Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,662,950
Dividends — affiliated issuers	115,406
Interest	5,172,887
Income from securities lending — net	92,399
Foreign taxes withheld	(141,467)

Total income	11,902,175

Expenses:
Investment management fees	2,726,437
Distribution and/or service fees
Class A	1,002,083
Class B	201,774
Class C	163,328
Class R	11
Transfer agent fees
Class A	892,791
Class B	44,944
Class C	36,375
Class K(a)	60
Class R	5
Class R4(b)	2
Class Z	954
Administration fees	246,281
Plan administration fees
Class K(a)	297
Compensation of board members	16,060
Custodian fees	97,696
Printing and postage fees	103,473
Registration fees	57,211
Professional fees	24,834
Other	3,660

Total expenses	5,618,276
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(385,551)

Total net expenses	5,232,725

Net investment income	6,669,450

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	62,384,277
Foreign currency translations	(58,674)
Forward foreign currency exchange contracts	993,614
Futures contracts	(8,649,585)
Options contracts written	17,347
Swap contracts	448,071

Net realized gain	55,135,050
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	14,803,098
Investments — affiliated issuers	175,811
Foreign currency translations	43,427
Forward sale commitments	625
Forward foreign currency exchange contracts	(649,698)
Futures contracts	2,555,296
Swap contracts	393,867
Foreign capital gains tax	193,151

Net change in unrealized appreciation (depreciation)	17,515,577

Net realized and unrealized gain	72,650,627

Net increase in net assets resulting from operations	$79,320,077

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2013

Columbia Global Opportunities Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012(a)	Year Ended September 30, 2011
Operations

Net investment income	$6,669,450	$12,822,281	$18,756,168

Net realized gain	55,135,050	33,046,830	54,368,774

Net change in unrealized appreciation (depreciation)	17,515,577	77,408,596	(62,052,073)

Net increase in net assets resulting from operations	79,320,077	123,277,707	11,072,869

Distributions to shareholders

Net investment income

Class A	(13,084,775)	(13,289,904)	(23,017,772)

Class B	(512,887)	(537,494)	(1,264,780)

Class C	(428,368)	(351,963)	(656,827)

Class I	—	(56)	(123)

Class K(b)	(4,087)	(5,986)	(11,421)

Class R	(68)	(62)	(97)

Class R4(c)	(25)	—	—

Class R5(c)	(25)	—	—

Class Z	(15,442)	(8,711)	(4,356)

Tax return of capital

Class A	—	—	(1,866,498)

Class B	—	—	(102,560)

Class C	—	—	(53,262)

Class I	—	—	(10)

Class K(b)	—	—	(926)

Class R	—	—	(8)

Class Z	—	—	(353)

Total distributions to shareholders	(14,045,677)	(14,194,176)	(26,978,993)

Increase (decrease) in net assets from capital stock activity	(51,113,200)	(93,792,827)	(188,359,679)

Total increase (decrease) in net assets	14,161,200	15,290,704	(204,265,803)

Net assets at beginning of period	867,880,588	852,589,884	1,056,855,687

Net assets at end of period	$882,041,788	$867,880,588	$852,589,884

Undistributed (excess of distributions over) net investment income	$(3,092,211)	$4,284,016	$1,676,095

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	45

Columbia Global Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012(a)		Year Ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	1,720,636	17,588,448	3,600,290	34,908,745	5,127,857	49,314,570

Distributions reinvested	1,260,822	12,882,626	1,364,887	12,939,286	2,530,917	23,855,312

Redemptions	(7,663,874)	(78,332,835)	(13,157,766)	(126,931,169)	(23,933,531)	(228,443,382)

Net decrease	(4,682,416)	(47,861,761)	(8,192,589)	(79,083,138)	(16,274,757)	(155,273,500)

Class B shares

Subscriptions	25,544	257,424	46,190	442,842	95,468	895,032

Distributions reinvested	50,466	510,671	56,140	523,625	139,601	1,309,280

Redemptions(b)	(376,468)	(3,807,197)	(1,467,852)	(14,128,372)	(3,052,152)	(29,231,240)

Net decrease	(300,458)	(3,039,102)	(1,365,522)	(13,161,905)	(2,817,083)	(27,026,928)

Class C shares

Subscriptions	240,423	2,415,851	324,834	3,089,409	395,144	3,713,224

Distributions reinvested	42,267	425,180	36,190	335,889	70,334	654,496

Redemptions	(312,479)	(3,148,677)	(546,918)	(5,179,474)	(1,148,332)	(10,786,004)

Net decrease	(29,789)	(307,646)	(185,894)	(1,754,176)	(682,854)	(6,418,284)

Class I shares

Redemptions	—	—	(434)	(4,167)	—	—

Net increase (decrease)	—	—	(434)	(4,167)	—	—

Class K shares(c)

Subscriptions	—	—	—	—	328	3,190

Distributions reinvested	399	4,087	632	5,986	1,308	12,347

Redemptions	(2,620)	(26,850)	(21,076)	(203,292)	(3,790)	(36,847)

Net decrease	(2,221)	(22,763)	(20,444)	(197,306)	(2,154)	(21,310)

Class R4 shares(d)

Subscriptions	249	2,500	—	—	—	—

Net increase	249	2,500	—	—	—	—

Class R5 shares(d)

Subscriptions	249	2,500	—	—	—	—

Net increase	249	2,500	—	—	—	—

Class Z shares

Subscriptions	51,688	530,340	74,187	715,344	45,094	446,431

Distributions reinvested	1,184	12,073	783	7,441	438	4,060

Redemptions	(42,061)	(429,341)	(33,685)	(314,920)	(7,456)	(70,148)

Net increase	10,811	113,072	41,285	407,865	38,076	380,343

Total net decrease	(5,003,575)	(51,113,200)	(9,723,598)	(93,792,827)	(19,738,772)	(188,359,679)

(a)	For the period from October 1, 2011 to July 31, 2012, During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

(c)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(d)	For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2013

Columbia Global Opportunities Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class A	(Unaudited)		2012(a)		2011		2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$9.89		$8.75		$9.02		$8.44	$9.10	$12.48	$10.78

Income from investment operations:

Net investment income	0.08		0.14		0.18		0.15	0.14	0.24	0.22

Net realized and unrealized gain (loss)	0.86		1.16		(0.19)		0.63	(0.40)	(2.71)	1.71

Total from investment operations	0.94		1.30		(0.01)		0.78	(0.26)	(2.47)	1.93

Less distributions to shareholders:

Net investment income	(0.17)		(0.16)		(0.24)		(0.20)	(0.12)	(0.23)	(0.23)

Net realized gains	—		—		—		—	(0.28)	(0.68)	—

Tax return of capital	—		—		(0.02)		—	—	—	—

Total distributions to shareholders	(0.17)		(0.16)		(0.26)		(0.20)	(0.40)	(0.91)	(0.23)

Net asset value, end of period	$10.66		$9.89		$8.75		$9.02	$8.44	$9.10	$12.48

Total return	9.58%		14.95%		(0.24%)		9.29%	(2.33%)	(20.90%)	17.97%

Ratios to average net assets(b)

Total gross expenses	1.22	%(c)	1.20	%(c)	1.13%		1.05%	1.10%	1.02%	1.12%

Total net expenses(d)	1.13	%(c)	1.15	%(c)	1.13	%(e)	1.05%	1.10%	1.02%	1.12%

Net investment income	1.58	%(c)	1.80	%(c)	1.93%		1.73%	1.82%	2.20%	1.90%

Supplemental data

Net assets, end of period (in thousands)	$806,712		$794,822		$774,665		$945,595	$1,122,673	$1,437,164	$1,871,507

Portfolio turnover(f)	98%		129%		142%		114%	136%	123%	123%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 86% for the six months ended January 31, 2013 and 108% for the ten months ended July 31, 2012 and 131%, 113%, 116%, and 89% for the years ended September 30, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	47

Columbia Global Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class B	(Unaudited)		2012(a)		2011		2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$9.79		$8.67		$8.93		$8.36	$9.01	$12.36	$10.69

Income from investment operations:

Net investment income	0.04		0.08		0.11		0.08	0.08	0.15	0.13

Net realized and unrealized gain (loss)	0.85		1.14		(0.18)		0.62	(0.39)	(2.67)	1.68

Total from investment operations	0.89		1.22		(0.07)		0.70	(0.31)	(2.52)	1.81

Less distributions to shareholders:

Net investment income	(0.13)		(0.10)		(0.18)		(0.13)	(0.06)	(0.15)	(0.14)

Net realized gains	—		—		—		—	(0.28)	(0.68)	—

Tax return of capital	—		—		(0.01)		—	—	—	—

Total distributions to shareholders	(0.13)		(0.10)		(0.19)		(0.13)	(0.34)	(0.83)	(0.14)

Net asset value, end of period	$10.55		$9.79		$8.67		$8.93	$8.36	$9.01	$12.36

Total return	9.16%		14.19%		(0.94%)		8.38%	(3.00%)	(21.50%)	17.02%

Ratios to average net assets(b)

Total gross expenses	1.97	%(c)	1.96	%(c)	1.87%		1.81%	1.87%	1.78%	1.88%

Total net expenses(d)	1.88	%(c)	1.90	%(c)	1.87	%(e)	1.81%	1.87%	1.78%	1.88%

Net investment income	0.83	%(c)	1.05	%(c)	1.18%		0.98%	1.05%	1.43%	1.14%

Supplemental data

Net assets, end of period (in thousands)	$40,350		$40,387		$47,580		$74,220	$115,318	$169,090	$243,036

Portfolio turnover(f)	98%		129%		142%		114%	136%	123%	123%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 86% for the six months ended January 31, 2013 and 108% for the ten months ended July 31, 2012 and 131%, 113%, 116% and 89% for the years ended September 30, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2013

Columbia Global Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class C	(Unaudited)		2012(a)		2011		2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$9.73		$8.61		$8.88		$8.32	$8.97	$12.31	$10.66

Income from investment operations:

Net investment income	0.04		0.08		0.11		0.08	0.08	0.16	0.14

Net realized and unrealized gain (loss)	0.84		1.15		(0.19)		0.61	(0.39)	(2.67)	1.66

Total from investment operations	0.88		1.23		(0.08)		0.69	(0.31)	(2.51)	1.80

Less distributions to shareholders:

Net investment income	(0.13)		(0.11)		(0.18)		(0.13)	(0.06)	(0.15)	(0.15)

Net realized gains	—		—		—		—	(0.28)	(0.68)	—

Tax return of capital	—		—		(0.01)		—	—	—	—

Total distributions to shareholders	(0.13)		(0.11)		(0.19)		(0.13)	(0.34)	(0.83)	(0.15)

Net asset value, end of period	$10.48		$9.73		$8.61		$8.88	$8.32	$8.97	$12.31

Total return	9.14%		14.31%		(1.02%)		8.34%	(2.98%)	(21.47%)	16.97%

Ratios to average net assets(b)

Total gross expenses	1.97	%(c)	1.95	%(c)	1.88%		1.81%	1.86%	1.77%	1.88%

Total net expenses(d)	1.88	%(c)	1.90	%(c)	1.88	%(e)	1.81%	1.86%	1.77%	1.88%

Net investment income	0.83	%(c)	1.05	%(c)	1.17%		0.98%	1.07%	1.47%	1.16%

Supplemental data

Net assets, end of period (in thousands)	$33,780		$31,649		$29,619		$36,614	$46,515	$59,279	$66,995

Portfolio turnover(f)	98%		129%		142%		114%	136%	123%	123%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 86% for the six months ended January 31, 2013 and 108% for the ten months ended July 31, 2012 and 131%, 113%, 116% and 89% for the years ended September 30, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	49

Columbia Global Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class K(a)	(Unaudited)		2012(b)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$9.91		$8.77		$9.04	$8.45	$9.10	$12.48	$10.78

Income from investment operations:

Net investment income	0.09		0.15		0.20	0.16	0.15	0.26	0.24

Net realized and unrealized gain (loss)	0.85		1.16		(0.19)	0.64	(0.40)	(2.71)	1.70

Total from investment operations	0.94		1.31		0.01	0.80	(0.25)	(2.45)	1.94

Less distributions to shareholders:

Net investment income	(0.17)		(0.17)		(0.26)	(0.21)	(0.12)	(0.25)	(0.24)

Net realized gains	—		—		—	—	(0.28)	(0.68)	—

Tax return of capital	—		—		(0.02)	—	—	—	—

Total distributions to shareholders	(0.17)		(0.17)		(0.28)	(0.21)	(0.40)	(0.93)	(0.24)

Net asset value, end of period	$10.68		$9.91		$8.77	$9.04	$8.45	$9.10	$12.48

Total return	9.61%		14.99%		(0.12%)	9.49%	(2.11%)	(20.71%)	18.08%

Ratios to average net assets(c)

Total gross expenses	1.05	%(d)	1.06	%(d)	0.98%	0.91%	0.94%	0.93%	1.03%

Total net expenses(e)	1.04	%(d)	1.05	%(d)	0.98%	0.91%	0.87%	0.78%	1.00%

Net investment income	1.69	%(d)	1.91	%(d)	2.07%	1.87%	1.97%	2.31%	2.01%

Supplemental data

Net assets, end of period (in thousands)	$226		$232		$384	$416	$1,219	$6,813	$16,864

Portfolio turnover(f)	98%		129%		142%	114%	136%	123%	123%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 86% for the six months ended January 31, 2013 and 108% for the ten months ended July 31, 2012 and 131%, 113%, 116% and 89% for the years ended September 30, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2013

Columbia Global Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class R	(Unaudited)		2012(a)		2011	2010	2009	2008	2007(b)
Per share data
Net asset value, beginning of period	$9.88		$8.74		$9.01	$8.43	$9.09	$12.47	$11.52

Income from investment operations:

Net investment income	0.07		0.12		0.16	0.12	0.12	0.22	0.14

Net realized and unrealized gain (loss)	0.85		1.16		(0.19)	0.63	(0.40)	(2.69)	1.00

Total from investment operations	0.92		1.28		(0.03)	0.75	(0.28)	(2.47)	1.14

Less distributions to shareholders:

Net investment income	(0.16)		(0.14)		(0.22)	(0.17)	(0.10)	(0.23)	(0.19)

Net realized gains	—		—		—	—	(0.28)	(0.68)	—

Tax return of capital	—		—		(0.02)	—	—	—	—

Total distributions to shareholders	(0.16)		(0.14)		(0.24)	(0.17)	(0.38)	(0.91)	(0.19)

Net asset value, end of period	$10.64		$9.88		$8.74	$9.01	$8.43	$9.09	$12.47

Total return	9.36%		14.77%		(0.49%)	8.90%	(2.52%)	(20.93%)	10.01%

Ratios to average net assets(c)

Total gross expenses	1.47	%(d)	1.48	%(d)	1.36%	1.42%	1.42%	1.45%	1.54	%(d)

Total net expenses(e)	1.38	%(d)	1.40	%(d)	1.36%	1.42%	1.33%	1.20%	1.54	%(d)

Net investment income	1.33	%(d)	1.55	%(d)	1.68%	1.38%	1.60%	1.98%	1.51	%(d)

Supplemental data

Net assets, end of period (in thousands)	$5		$4		$4	$4	$4	$4	$5

Portfolio turnover(f)	98%		129%		142%	114%	136%	123%	123%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 86% for the six months ended January 31, 2013, 108% for the ten months ended July 31, 2012, 131%, 113%, 116% and 89% for the years ended September 30, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	51

Columbia Global Opportunities Fund

Financial Highlights (continued)

Class R4	Six Months Ended January 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.06

Income from investment operations:

Net investment income	0.04

Net realized and unrealized gain	0.69

Total from investment operations	0.73

Less distributions to shareholders:

Net investment income	(0.10)

Total distributions to shareholders	(0.10)

Net asset value, end of period	$10.69

Total return	7.30%

Ratios to average net assets(b)

Total gross expenses	1.09	%(c)

Total net expenses(d)	0.88	%(c)

Net investment income	1.77	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover(e)	98%

Notes to Financial Highlights

(a)	For the period from November 08, 2012 (commencement of operations) to January 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 86% for the six months ended January 31, 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2013

Columbia Global Opportunities Fund

Financial Highlights (continued)

Class R5	Six Months Ended January 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.06

Income from investment operations:

Net investment income	0.04

Net realized and unrealized gain	0.69

Total from investment operations	0.73

Less distributions to shareholders:

Net investment income	(0.10)

Total distributions to shareholders	(0.10)

Net asset value, end of period	$10.69

Total return	7.32%

Ratios to average net assets(b)

Total gross expenses	0.86	%(c)

Total net expenses(d)	0.79	%(c)

Net investment income	1.84	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover(e)	98%

Notes to Financial Highlights

(a)	For the period from November 08, 2012 (commencement of operations) to January 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 86% for the six months ended January 31, 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	53

Columbia Global Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class Z	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$9.88		$8.73		$9.01		$8.98

Income from investment operations:

Net investment income (loss)	0.09		0.17		0.21		(0.01)

Net realized and unrealized gain (loss)	0.86		1.16		(0.19)		0.04

Total from investment operations	0.95		1.33		0.02		0.03

Less distributions to shareholders:

Net investment income	(0.18)		(0.18)		(0.30)		—

Tax return of capital	—		—		0.00	(c)	—

Total distributions to shareholders	(0.18)		(0.18)		(0.30)		—

Net asset value, end of period	$10.65		$9.88		$8.73		$9.01

Total return	9.73%		15.31%		0.01%		0.33%

Ratios to average net assets(d)

Total gross expenses	0.97	%(e)	0.94	%(e)	0.89%		1.02	%(e)

Total net expenses(f)	0.88	%(e)	0.88	%(e)	0.89	%(g)	1.02	%(e)

Net investment income (loss)	1.82	%(e)	2.06	%(e)	2.28%		(13.66	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$963		$787		$335		$3

Portfolio turnover(h)	98%		129%		142%		114%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	For the period from September 17, 2010 (commencement of operations) to September 30, 2010.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 86% for the six months ended January 31, 2013 and 108% for the ten months ended July 31, 2012 and 131% and 113%, for the years ended September 30, 2011 and 2010 respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2013

Columbia Global Opportunities Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Global Opportunities Fund (formerly known as Columbia Strategic Allocation Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective December 14, 2012, Columbia Strategic Allocation Fund was renamed Columbia Global Opportunities Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar

Semiannual Report 2013	55

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts,

with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as

56	Semiannual Report 2013

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions and manage volatility. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity risk and to increase return on investments and protect gains. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option

Semiannual Report 2013	57

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the period ended January 31, 2013 are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at July 31, 2012	—	—	—	—

Opened	190	683,554	206	907,605

Closed	(190)	(683,554)	(206)	(907,605)

Balance at January 31, 2013	—	—	—	—

Swaption Contracts

The Fund entered into swaption contracts. Swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. The Fund purchased or wrote swaption contracts to manage exposure to fluctuations in interest rates and hedge the fair value of other Fund investments. If a call swaption is exercised, the purchaser will enter into a swap contract to receive the fixed rate and pay a floating rate in exchange. Exercising a put swaption would entitle the purchaser to pay a fixed rate and receive a floating rate. Changes in the value of a purchased swaption are reported as unrealized appreciation or depreciation on investments in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the swaption contract expires or is closed.

When the Fund writes a swaption, the premium received is recorded as an asset and equivalent liability in the Statement of Assets and Liabilities and is subsequently adjusted to the current fair value of the swaption written. Premiums received from writing swaptions that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to produce incremental earnings, or to gain exposure to or protect itself from market rate changes, or to synthetically add or subtract principal exposure to a market. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, increase or decrease its credit exposure to a specific debt security or a basket of debt securities. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation

58	Semiannual Report 2013

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at January 31, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	152,062	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	871,355
Interest rate contracts	Unrealized appreciation on swap contracts	481,897
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	292,210	*
Total		1,797,524

Semiannual Report 2013	59

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized depreciation on futures contracts	197,406	*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	1,418,627
Interest rate contracts	Unrealized depreciation on swap contracts	197,706
Interest rate contracts	Options contracts purchased, at value	74,507
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	1,106,444	*
Total		2,994,690

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended January 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	—	—	662,285	662,285
Equity contracts	—	(8,987,470)	(7,840)	—	(8,995,310)
Foreign exchange contracts	993,614	—	—	—	993,614
Interest rate contracts	—	337,885	(1,623,528)	(214,214)	(1,499,857)
Total	993,614	(8,649,585)	(1,631,368)	448,071	(8,839,268)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	—	—	109,676	109,676
Equity contracts	—	3,873,869	—	—	3,873,869
Foreign exchange contracts	(649,698)	—	—	—	(649,698)
Interest rate contracts	—	(1,318,573)	166,142	284,191	(868,240)
Total	(649,698)	2,555,296	166,142	393,867	2,465,607

The following table is a summary of the volume of derivative instruments for the six months ended January 31, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	183
Futures contracts	8,405
Options Contracts	3,473
Swap contracts	3

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds

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Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2013	61

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU)

No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in the underlying funds (including any exchange-traded funds (ETF’s)) that pay an investment management fee to the Investment Manager. For the portion of assets the Fund holds in securities, including other funds advised by the Investment Manager that do not pay an investment management fee to the Investment Manager, the Fund pays the Investment Manager a monthly fee at an annual rate that declines from 0.66% to 0.49% as such assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013 was 0.62% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund does not pay administration fee on the portion of assets held in the underlying funds (including any exchange-traded funds (ETF’s)) that pay an administration fee to the Investment Manager. For the portion of assets the Fund holds in securities, including other funds administered by the Investment Manager that do not pay an administration fee to the Investment Manager, the Fund pays a monthly fee for

62	Semiannual Report 2013

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

administration and accounting services to the Fund Administrator at an annual rate that declines from 0.06% to 0.03% as such assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2013, other expenses paid to this company were $1,390.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class K	0.05
Class R	0.23
Class R4	0.28
Class R5	0.05
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Semiannual Report 2013	63

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,154,000 and $387,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $323,667 for Class A, $3,625 for Class B and $844 for Class C shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through January 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.13%
Class B	1.88
Class C	1.88
Class K	1.04
Class R	1.38
Class R4	0.88
Class R5	0.79
Class Z	0.88

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Effective February 1, 2013, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses in the same manner as above, through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, will not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.25%
Class B	2.00
Class C	2.00
Class K	1.13
Class R	1.50
Class R4	1.00
Class R5	0.88
Class Z	1.00

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $819,550,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$80,742,000
Unrealized depreciation	(7,216,000)
Net unrealized appreciation	$73,526,000

The following capital loss carryforward, determined as of July 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	314,158,256
2019	21,208,022
Total	335,366,278

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

64	Semiannual Report 2013

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $817,413,166 and $862,722,641, respectively, for the six months ended January 31, 2013, of which $211,160,755 and $220,438,428, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At January 31, 2013, one unaffiliated shareholder account owned 18.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal

Semiannual Report 2013	65

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Global Opportunities Fund

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68	Semiannual Report 2013

Columbia Global Opportunities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	69

Columbia Global Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR156_07_C01_(03/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades. These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 22, 2013